Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Short Duration Tax Free Fund

Intermediate Tax Free Fund

National Tax Free Fund

High Income Municipal Bond Fund

Short Duration High Income Municipal Bond Fund

California Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

For the period ended June 30, 2026

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 90.34%

MUNICIPAL BONDS 90.34%

Corporate-Backed 3.78%
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR	$8,890,000	$8,956,070
California Municipal Finance Authority†	3.30%	#(a)	2/1/2039	A-	4,750,000	4,765,704
City of Farmington - Public Service Co of New Mexico NM	3.90%	#(a)	6/1/2040	BBB	2,500,000	2,541,596
Industrial Development Board of the City of Mobile Alabama - Alabama Power Co	2.95%	#(a)	6/1/2034	A1	10,000,000	10,000,334
Industrial Development Board of the City of Mobile Alabama - Alabama Power Co AL	3.375%	#(a)	6/1/2034	A1	5,000,000	5,060,225
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	BBB+	2,500,000	2,500,854
Jersey City Redevelopment Agency NJ	5.00%		12/9/2026	NR	15,000,000	15,147,332
Matagorda County Navigation District No. 1 - AEP Texas Inc	2.60%		11/1/2029	BBB+	6,120,000	6,007,158
Ohio Air Quality Development Authority - American Electric Power Co Inc	2.40%	#(a)	12/1/2038	BBB	10,700,000	10,301,951
Village Community Development District No. 16 FL	3.55%		5/1/2030	NR	1,025,000	1,026,612
Total						66,307,836

Education 3.93%
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	5.00%		6/15/2030	Ba2	1,760,000	1,824,808
California Community Choice Financing Authority	4.138% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	15,000,000	15,183,530
California State University	0.55%	#(a)	11/1/2049	Aa2	5,000,000	4,957,632
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	4.00%		6/15/2029	NR	650,000	642,044
City of Pikeville - University of Pikeville KY(b)	3.80%		8/1/2028	NR	3,900,000	3,901,436

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc (PSF-GTD)	5.00%		8/15/2028	Aaa	$800,000	$839,511
County of Douglas - Creighton University NE	5.00%		7/1/2028	A2	1,000,000	1,043,090
County of Douglas - Creighton University NE	5.00%		7/1/2029	A2	750,000	794,465
County of Douglas - Creighton University NE	5.00%		7/1/2030	A2	1,000,000	1,076,163
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2028	Ba2	1,135,000	1,135,751
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2029	Ba2	630,000	629,789
New York State Dormitory Authority - Pace University	5.00%		5/1/2027	BBB-	1,500,000	1,523,888
New York State Dormitory Authority - Pace University	5.00%		5/1/2028	BBB-	1,480,000	1,529,462
New York State Dormitory Authority - Pace University	5.00%		5/1/2036	BBB-	2,500,000	2,708,013
New York State Dormitory Authority - Pace University	5.00%		5/1/2037	BBB-	3,000,000	3,229,730
Northside Independent School District TX GO (PSF-GTD)	3.45%	#(a)	8/1/2054	Aaa	3,945,000	3,970,480
Ohio Air Quality Development Authority - Duke Energy Corp	4.00%	#(a)	9/1/2030	BBB	1,300,000	1,309,263
Temple University-of The Commonwealth System of Higher Education PA (AG)	5.00%		4/1/2031	AA	2,310,000	2,540,421
University of North Carolina at Chapel Hill	3.475% (SOFR * .67 + 1.05%	)#	12/1/2041	AAA	20,000,000	20,130,554
Total						68,970,030

General Obligation 8.76%
Adams County School District No. 1 CO GO (ST AID WITHHLDG)	5.25%		12/1/2040	Aa2	4,770,000	4,806,009
California State Public Works Board - State of California Department of General Services	5.00%		10/1/2026	NR	90,000	90,551
Chicago Board of Education IL GO	5.25%		12/1/2028	BB+	500,000	513,323
Chicago Board of Education IL GO	5.25%		12/1/2029	BB+	525,000	542,771

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Chicago Board of Education IL GO	5.25%		12/1/2030	BB+	$600,000	$623,516
City of Chicago IL GO	5.00%		1/1/2027	BBB	6,400,000	6,439,443
City of New Haven CT (AG)	5.00%		8/1/2032	AA	2,700,000	2,999,624
City of New York NY GO	5.00%		8/1/2031	AA	2,710,000	2,983,007
City of New York NY GO	5.00%		8/1/2032	AA	8,500,000	9,478,295
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	9,973,369	10,161,351
County of Cook IL GO	5.00%		11/15/2031	Aa3	2,350,000	2,367,857
Dallas Independent School District TX GO (PSF-GTD)	5.00%	#(a)	2/15/2056	Aaa	7,000,000	7,471,990
Denton Independent School District TX GO (PSF-GTD)	4.00%	#(a)	8/15/2055	AAA	5,000,000	5,111,070
Fayette County School District KY GO (ST INTERCEPT)(b)	4.00%		6/15/2027	NR	11,200,000	11,322,051
Grand Prairie Independent School District TX GO(b)	5.00%		2/15/2031	Aa3	3,610,000	3,950,167
Louisiana Stadium & Exposition District	5.00%		7/1/2035	A2	2,690,000	2,980,743
Metropolitan Water Reclamation District of Greater Chicago IL GO	5.00%		12/1/2030	AA+	1,620,000	1,635,090
State of California GO	5.00%		8/1/2030	Aa2	4,680,000	4,688,357
State of California GO	5.00%		9/1/2030	Aa2	250,000	250,481
State of Illinois GO	5.00%		7/1/2029	A2	9,465,000	10,046,583
State of Illinois GO	5.00%		10/1/2029	A2	5,880,000	6,265,188
State of Illinois GO	5.00%		10/1/2029	A2	2,115,000	2,212,250
State of Illinois GO	5.00%		11/1/2029	A2	10,000,000	10,301,378
State of Illinois GO	5.00%		10/1/2030	A2	3,000,000	3,137,837
State of Illinois GO	5.00%		11/1/2030	A2	7,200,000	7,245,148
State of Illinois GO	5.25%		9/1/2031	A2	10,000,000	11,034,820
Town of Cumberland RI GO	4.00%		8/26/2026	NR	15,100,000	15,126,333
Town of Tonawanda NY GO	4.00%		8/21/2026	NR	5,960,000	5,966,735
Wink-Loving Independent School District TX GO (PSF-GTD)	5.00%		2/15/2034	Aaa	3,900,000	3,909,986
Total						153,661,954

Health Care 19.25%
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon		6/30/2044	NR	1,399,000	1,057,217

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%		6/30/2039	NR	$2,801,000	$2,677,482
Build NYC Resource Corp. - RiverSpring Health Senior Living Inc Obligated Group NY	5.00%		12/15/2031	NR	5,750,000	5,753,860
California Health Facilities Financing Authority - Adventist Health System/ West Obligated Group	5.00%		12/1/2037	BBB+	8,000,000	8,699,942
California Health Facilities Financing Authority - Providence St Joseph Health Obligated Group	5.00%	#(a)	10/1/2050	A	20,000,000	21,509,194
California Municipal Finance Authority - Palomar Health Obligated Group COPS†	5.00%		11/1/2027	CCC+	10,000,000	9,953,292
Citizens Memorial Hospital District MO	5.00%		12/1/2026	NR	8,825,000	8,830,771
City of South Miami Health Facilities Authority, Inc. - Baptist Health South Florida Obligated Group FL	5.00%	#(a)	8/15/2065	AA-	3,000,000	3,239,945
Colorado Health Facilities Authority - Common Spirit Health Obligated Group	5.00%		9/1/2029	A-	19,000,000	20,133,698
Connecticut State Health & Educational Facilities Authority(b)	4.40%		12/15/2031	NR	810,000	814,442
County of Lehigh - St Luke’s Hospital Obligated Group PA	3.77% (MUNIPSA + 1.10%	)#	8/15/2038	A-	14,360,000	14,183,909
Crawford County Memorial Hospital Inc IA	5.00%		6/15/2027	NR	1,260,000	1,264,906
Guthrie County Hospital IA	4.50%		2/1/2029	NR	4,000,000	4,005,880
Harris County Cultural Education Facilities Finance Corp. - Houston Methodist Hospital Obligated Group TX	5.00%		12/1/2029	AA	10,000,000	10,708,377
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2031	AA-	3,570,000	3,837,117
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2037	AA-	6,000,000	6,630,724

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Harris County Cultural Education Facilities Finance Corp. - Texas Children’s Hospital Obligated Group	5.00%	#(a)	10/1/2051	Aa2		$12,620,000	$13,762,068
Health & Educational Facilities Authority of the State of Missouri - SSM Health Care Obligated Group	5.00%		6/1/2031	A+		2,030,000	2,205,984
Health & Educational Facilities Authority of the State of Missouri - SSM Health Care Obligated Group	5.00%		6/1/2033	A+		2,050,000	2,245,938
Housing & Redevelopment Authority of The City of St. Paul Minnesota - HealthPartners Obligated Group MN	5.00%		7/1/2029	A		3,450,000	3,654,539
Idaho Health Facilities Authority	5.00%	#(a)	3/1/2060	A		4,000,000	4,353,792
Lees Summit Industrial Development Authority - John Knox Village Obligated Group MO	3.60%		8/15/2048	BB+	(c)	2,845,000	2,851,097
Louisiana Public Facilities Authority - Ochsner Clinic Foundation Obligated Group	5.00%		5/15/2030	A		6,000,000	6,424,419
Maryland Health & Higher Educational Facilities Authority - LifeBridge Health Obligated Group	5.00%		7/1/2034	A+		3,925,000	3,995,318
Maryland Health & Higher Educational Facilities Authority - University of Maryland Medical System Obligated Group	5.00%	#(a)	7/1/2045	A		5,000,000	5,379,235
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%		7/1/2032	BBB-		3,760,000	3,762,357
Massachusetts Development Finance Agency - Mass General Brigham Inc	5.00%	#(a)	7/1/2050	AA-		10,000,000	10,678,233
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Vanderbilt University Medical Center Obligated Group TN	5.00%		7/1/2029	A		5,000,000	5,294,957
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Vanderbilt University Medical Center Obligated Group TN	5.00%		7/1/2032	A		7,850,000	8,644,936
Michigan Finance Authority - McKenzie Memorial Hospital	4.00%		1/1/2028	NR		12,295,000	12,314,789

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Montana Facility Finance Authority - St John’s Lutheran Ministries Inc Obligated Group(b)	4.10%		11/15/2031	NR	$1,000,000	$1,004,350
Montana Facility Finance Authority - St John’s Lutheran Ministries Inc Obligated Group(b)	4.35%		11/15/2032	NR	1,125,000	1,129,846
New Hope Cultural Education Facilities Finance Corp. - Bella Vida Forefront Living Obligated Group TX	4.25%		10/1/2030	NR	1,250,000	1,245,112
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.00%		7/1/2032	AA-	20,000,000	22,314,806
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%		10/1/2030	BBB-	375,000	398,039
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%		10/1/2031	BBB-	2,250,000	2,410,798
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%		10/1/2032	BBB-	1,000,000	1,083,401
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%		10/1/2033	BBB-	1,000,000	1,090,621
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%		8/15/2026	BB+	800,000	801,029
Rockland County Economic Assistance Corp. - Bon Secours Health System Inc Obligated Group NY	6.50%		11/1/2030	NR	5,000,000	5,159,289
Shelby County Health Educational & Housing Facilities Board - Baptist Memorial Health Care Obligated Group TN	5.00%		9/1/2032	A-	8,000,000	8,774,322
Shelby County Health Educational & Housing Facilities Board - Baptist Memorial Health Care Obligated Group TN	5.00%	#(a)	9/1/2049	A-	8,750,000	9,176,560
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.00%		11/1/2037	A+	4,000,000	4,408,467
State of Ohio - University Hospitals Health System Inc Obligated Group	5.00%		1/15/2030	A	10,000,000	10,643,843

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Tempe Industrial Development Authority - Tempe Life Care Village Obligated Group AZ	3.50%		12/1/2030	NR		$4,500,000	$4,491,510
Tulsa County Industrial Authority - Montereau Obligated Group OK	5.00%		11/15/2026	BBB-	(c)	500,000	501,690
Washington Health Care Facilities Authority - CommonSpirit Health Obligated Group	5.00%		8/1/2029	A-		3,425,000	3,624,669
Washington Health Care Facilities Authority - CommonSpirit Health Obligated Group	5.00%		8/1/2029	A-		3,500,000	3,704,041
Washington Health Care Facilities Authority - CommonSpirit Health Obligated Group	5.00%	#(a)	8/1/2049	A-		7,515,000	7,522,613
Washington Health Care Facilities Authority - Multicare Health System Obligated Group	5.00%	#(a)	8/15/2055	A		10,000,000	10,568,615
Washington State Housing Finance Commission - Horizon House Obligated Group	4.375%		1/1/2033	BB	(c)	13,380,000	13,443,534
Wisconsin Health & Educational Facilities Authority - Hospital Sisters Services Obligated Group	5.00%		8/15/2030	A+		7,000,000	7,554,448
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.00%		2/15/2029	A+		6,200,000	6,504,220
Wisconsin Health & Educational Facilities Authority - Wisconsin Masonic Home Obligated Group	4.20%		8/15/2028	BBB-	(c)	1,370,000	1,370,197
Total							337,794,438

Housing 15.77%
Atlanta Urban Residential Finance Authority - North Block Associates LLC GA (FHA), (HUD)	3.40%	#(a)	2/1/2029	Aa1		2,500,000	2,514,729
Atlanta Urban Residential Finance Authority - Trinity Flats Redevelopment LP GA (FHA), (GNMA)	3.20%	#(a)	2/1/2030	Aa1		5,625,000	5,650,994
Austin Affordable PFC, Inc. - Clayton 2024 Ltd TX	2.95%	#(a)	11/1/2059	Aa1		5,200,000	5,197,775

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
California Housing Finance Agency - Del Sur Family Housing LP	5.00%	#(a)	5/1/2054	Aa1	$1,750,000	$1,756,169
California Housing Finance Agency - Sutter BMR LP	2.75%	#(a)	11/1/2029	Aa1	3,200,000	3,187,686
California Municipal Finance Authority - Palmdale Family Apartments LP	3.00%	#(a)	6/1/2045	Aa1	8,150,000	8,189,371
City of Wichita KS	3.15%	#(a)	2/1/2030	Aa1	4,250,000	4,266,543
Colorado Housing & Finance Authority (FHLMC), (FNMA), (GNMA)	6.00%		11/1/2055	AAA	6,470,000	7,153,409
Colorado Housing & Finance Authority (FHLMC), (FNMA), (GNMA)	6.25%		5/1/2055	AA	4,990,000	5,580,045
Colorado Housing & Finance Authority (GNMA)	6.00%		5/1/2053	AA	2,050,000	2,223,540
Columbus-Franklin County Finance Authority - TWG Castle LP OH	3.20%	#(a)	6/1/2044	Aa1	1,700,000	1,709,437
Connecticut Housing Finance Authority	3.10%	#(a)	11/15/2064	AAA	7,000,000	7,004,412
Connecticut Housing Finance Authority	6.25%		5/15/2054	AAA	2,035,000	2,200,272
Dayton-Montgomery County Port Authority - Magnus Forest Avenue LP OH	3.20%	#(a)	1/1/2044	Aa1	8,700,000	8,745,030
District of Columbia Housing Finance Agency - Barry Farm Building 1A LLC	3.15%	#(a)	2/1/2030	Aa1	3,250,000	3,263,722
Eagle County Housing & Development Authority - Eagle Villas Owner LP CO	3.55%	#(a)	12/1/2045	Aa1	3,750,000	3,764,685
Georgia Housing & Finance Authority	6.25%		12/1/2056	AAA	6,000,000	6,794,347
Henrico County Economic Development Authority - GWF Family LLC VA	3.20%	#(a)	12/1/2045	Aa1	8,850,000	8,884,397
Idaho Housing & Finance Association (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2056	Aa1	1,970,000	2,215,577
Illinois Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.25%		10/1/2055	Aaa	4,920,000	5,512,243
Kansas Development Finance Authority - Floret Hill LP	3.05%	#(a)	12/1/2043	Aa1	2,300,000	2,310,043
Knoxville’s Community Development Corp. - ECG N Peters LP TN	3.15%	#(a)	5/1/2046	Aa1	6,000,000	6,019,340

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Las Varas Public Facility Corp. - Central at Commerce LP TX	3.35%	#(a)	11/1/2044	A+	$5,250,000	$5,226,344
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Artist Lofts LP TN	3.20%	#(a)	12/1/2059	Aa1	12,625,000	12,694,589
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - ECG East Bank LP TN	3.05%	#(a)	1/1/2045	Aa1	3,100,000	3,101,722
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - HV Land Co LP TN	3.35%	#(a)	6/1/2044	Aa1	6,900,000	6,922,050
Metropolitan Government Nashville & Davidson County Industrial Development Board - Nashville Leased Housing Associates V LLLP TN	3.15%	#(a)	7/1/2044	Aa1	5,000,000	5,020,134
Michigan State Housing Development Authority	6.25%		6/1/2055	AA+	4,700,000	5,129,271
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	5.00%		7/1/2053	AA+	4,525,000	4,690,750
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2054	AA+	4,640,000	4,996,683
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+	2,330,000	2,583,271
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%		1/1/2055	AA+	3,300,000	3,679,421
Montana Board of Housing - Hidden Creek 4 Housing Associates LLLP	3.05%	#(a)	11/1/2046	Aa1	2,150,000	2,154,290
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	4.00%		12/15/2031	Baa1	500,000	506,053
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	4.375%		12/15/2031	Baa3	500,000	508,619
New York State Housing Finance Agency	3.20%	#(a)	5/1/2066	Aa2	5,470,000	5,491,741
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+	4,585,000	4,923,609
North Dakota Housing Finance Agency	6.00%		1/1/2056	Aa1	6,185,000	6,754,381
Ohio Housing Finance Agency - Pebble Brooke Owner LP	3.35%	#(a)	7/1/2043	Aa1	14,000,000	14,106,065
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		3/1/2055	Aa1	3,745,000	4,077,605

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Pennsylvania Housing Finance Agency	6.50%		10/1/2055	Aa1		$4,883,708	$5,548,704
Pennsylvania Housing Finance Agency(b)	6.50%		10/1/2056	Aa1		5,000,000	5,771,432
Richmond Redevelopment & Housing Authority - Standard School Road Venture LP VA	3.05%	#(a)	12/1/2055	Aa1		2,750,000	2,759,280
Seattle Housing Authority - Yesler Block 6.6 LLLP WA (HUD)	5.00%		6/1/2027	AA		7,000,000	7,023,138
South Dakota Housing Development Authority (FHLMC), (FNMA), (GNMA)(b)	6.25%		5/1/2057	AAA		7,500,000	8,577,868
State of New York Mortgage Agency Homeowner Mortgage Revenue	3.50%		4/1/2049	Aa1		230,000	230,031
Texas Department of Housing & Community Affairs (GNMA)	5.50%		7/1/2053	AA+		7,090,000	7,587,305
Texas Department of Housing & Community Affairs (GNMA)	6.00%		1/1/2057	AA+		8,000,000	9,003,850
Texas State Affordable Housing Corp. - AHFC-FC Norman Housing LP	3.625%	#(a)	1/1/2045	Aa1		3,400,000	3,410,731
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2055	Aa2		6,625,000	7,379,280
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.50%		7/1/2055	Aa2		4,780,000	5,283,554
Virginia Beach Development Authority - Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(c)	3,800,000	3,811,031
Wisconsin Housing & Economic Development Authority - East National LLC	5.00%	#(a)	8/1/2058	Aa1		2,000,000	2,002,874
Wisconsin Housing & Economic Development Authority Home Ownership Revenue (FHLMC), (FNMA), (GNMA)	5.75%		9/1/2056	AA+		2,500,000	2,731,184
Wisconsin Housing & Economic Development Authority Home Ownership Revenue (FHLMC), (FNMA), (GNMA)	6.25%		9/1/2055	AA+		2,090,000	2,310,886
Wisconsin Housing & Economic Development Authority Housing Revenue	3.75%	#(a)	11/1/2055	AA+		6,620,000	6,639,984
Total							276,781,496

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligation 0.08%
New Jersey Economic Development Authority - New Jersey Transit Corp	5.00%		11/1/2028	A1	$1,315,000	$1,386,047

Multi-Family Housing 0.94%
Housing Options, Inc. TX (HUD)	3.05%	#(a)	2/1/2045	Aa1	3,850,000	3,858,093
Industrial Development Authority of the City of Phoenix Arizona - 4201 S 91st Avenue Owner LLLP AZ	3.10%	#(a)	2/1/2059	Aa1	5,000,000	5,011,035
Kansas Development Finance Authority - Manhattan HP LP	2.70%	#(a)	10/1/2046	Aa1	3,000,000	2,985,447
Michigan State Housing Development Authority - 28WPHASETHREE Ltd Dividend Housing Association LP	2.70%	#(a)	10/1/2043	Aa1	4,695,000	4,684,395
Total						16,538,970

Other Revenue 1.39%
City of Houston Hotel Occupancy Tax & Special Revenue TX	5.00%		9/1/2035	A-	3,600,000	4,066,288
Illinois Finance Authority - Field Museum of Natural History	3.684% (SOFR * .70 + 1.15%	)#	11/1/2034	A1	2,655,000	2,664,903
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group AZ†(d)	3.50%		7/1/2025	NR	425,000	340,000
Public Finance Authority - Inperium Inc Obligated Group WI†	5.00%		12/1/2034	NR	1,960,000	2,020,704
Trust for Cultural Resources of The City of New York - Lincoln Center for the Performing Arts Inc NY	5.00%		12/1/2030	A-	14,000,000	15,232,392
Total						24,324,287

Special Tax 0.14%
Allentown Neighborhood Improvement Zone Development Authority - Allentown Neighborhood Improvement Zone Center City Investment Corp Revenue PA†	5.00%		5/1/2028	NR	1,305,000	1,331,022
Village Community Development District No. 13 FL†	2.625%		5/1/2030	NR	1,165,000	1,130,766
Total						2,461,788

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue 1.67%
City of Wichita K-96 Greenwich STAR Bond District Phase III KS†	3.20%		9/1/2026	NR	$2,620,000	$2,619,750
City of Wichita K-96 Greenwich STAR Bond District Phase III KS†	4.125%		9/1/2033	NR	1,230,000	1,236,208
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%		10/1/2026	NR	2,000,000	2,006,948
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		5/1/2042	AAA	10,550,000	10,677,995
New York State Housing Finance Agency - State of New York Personal Income Tax Revenue	3.35%	#(a)	6/15/2054	Aa1	3,610,000	3,621,697
New York State Housing Finance Agency - State of New York Personal Income Tax Revenue	3.45%	#(a)	6/15/2054	Aa1	1,500,000	1,511,447
Sparks Tourism Improvement District No. 1 Sales Tax Revenue NV	3.875%		6/15/2028	NR	1,175,000	1,182,627
State of Illinois Sales Tax Revenue	5.00%		6/15/2030	A	6,040,000	6,503,131
Total						29,359,803

Taxable Revenue - Water & Sewer 0.73%
City of Birmingham Regional Water Works AL†	3.75%		9/1/2026	NR	7,750,000	7,747,825
Washington Suburban Sanitary Commission MD	4.00%		6/15/2032	AAA	5,000,000	5,049,868
Total						12,797,693

Transportation 5.28%
City of Austin Airport System Revenue TX	5.00%		11/15/2032	A+	5,000,000	5,616,066
City of Cleveland Airport System Revenue OH	5.00%		1/1/2030	A	6,000,000	6,430,125
County of Broward Port Facilities Revenue FL	5.00%		9/1/2044	A1	6,000,000	6,207,883
E-470 Public Highway Authority CO(b)	Zero Coupon	#	9/1/2039	AA-	7,500,000	7,494,748
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%		6/15/2030	A1	5,535,000	6,004,142
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%		6/15/2033	A1	11,500,000	12,974,047

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%		6/15/2036	A1	$5,500,000	$6,154,141
North Carolina Turnpike Authority (AG)	5.00%		1/1/2028	AA	1,500,000	1,516,916
Oklahoma Turnpike Authority	5.00%		1/1/2030	AA-	1,730,000	1,749,940
Pennsylvania Turnpike Commission	5.00%		6/1/2029	A+	5,000,000	5,327,015
Pennsylvania Turnpike Commission	5.00%		6/1/2032	A+	12,000,000	13,326,331
Pennsylvania Turnpike Commission	5.00%		12/1/2033	AA-	15,000,000	17,015,103
Pennsylvania Turnpike Commission	5.00%	#(a)	12/1/2045	AA-	2,500,000	2,775,239
Total						92,591,696

Utilities 28.62%
Black Belt Energy Gas District AL	3.782% (SOFR * .67 + 1.35%	)#	12/1/2031	A2	19,425,000	19,420,120
Black Belt Energy Gas District AL	5.00%		12/1/2035	AA-	16,000,000	16,939,616
Black Belt Energy Gas District AL	5.00%	#(a)	12/1/2055	A1	12,650,000	13,482,914
Black Belt Energy Gas District AL	5.25%	#(a)	2/1/2053	A1	4,875,000	5,124,708
California Community Choice Financing Authority	3.888% (SOFR * .67 + 1.45%	)#	4/1/2056	A1	23,350,000	23,313,667
California Community Choice Financing Authority	5.25%	#(a)	11/1/2054	A2	5,480,000	5,796,547
Carmel Local Public Improvement Bond Bank IN(b)	5.00%		1/15/2031	AA	3,000,000	3,261,174
Carmel Local Public Improvement Bond Bank IN(b)	5.00%		7/15/2031	AA	2,200,000	2,410,006
Central Plains Energy Project NE	4.618% (SOFR * .67 + 2.18%	)#	5/1/2053	A2	20,000,000	20,664,638
Central Plains Energy Project NE	5.00%	#(a)	5/1/2053	A2	25,655,000	26,874,672
City of Cape Coral Water & Sewer Revenue FL	5.00%		10/1/2030	A1	5,595,000	6,072,416
City of Kaukauna Waterworks System Revenue WI(b)	4.00%		12/1/2029	A	3,000,000	3,024,243
City of San Antonio Electric & Gas Systems Revenue TX	3.00%	#(a)	2/1/2055	Aa3	8,000,000	7,963,775
City of San Antonio Electric & Gas Systems Revenue TX	3.08%	#(a)	2/1/2055	Aa3	10,000,000	10,005,948
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2031	Aa2	1,790,000	1,813,676

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Development Authority of Burke County - Georgia Power Co	3.00%	#(a)	10/1/2032	A	$7,300,000	$7,325,044
Development Authority of Burke County - Georgia Power Co	3.00%	#(a)	10/1/2032	A	5,500,000	5,518,869
Development Authority of Burke County - Georgia Power Co	3.375%	#(a)	11/1/2048	A	7,750,000	7,774,296
Development Authority of Burke County - Oglethorpe Power Corp GA	3.60%	#(a)	11/1/2045	A3	3,000,000	3,047,609
Energy Southeast A Cooperative District AL	4.638% (SOFR * .67 + 2.20%	)#	4/1/2054	A1	5,000,000	5,083,596
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	6,000,000	6,464,054
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	10,000,000	10,707,397
Kentucky Public Energy Authority	5.25%	#(a)	6/1/2055	A1	13,000,000	13,778,258
Los Angeles Department of Water & Power Power System Revenue CA	5.00%		7/1/2030	Aa3	7,500,000	8,042,160
Los Angeles Department of Water & Power Power System Revenue CA	5.00%		7/1/2032	Aa3	4,000,000	4,432,743
Los Angeles Department of Water & Power System Revenue CA	5.00%		7/1/2028	Aa3	15,000,000	15,514,953
Los Angeles Department of Water & Power System Revenue CA	5.00%		7/1/2030	Aa3	4,000,000	4,307,782
Los Angeles Department of Water & Power Water System Revenue CA	5.00%		1/1/2030	Aa3	7,410,000	7,855,327
Lower Colorado River Authority - LCRA Transmission Services Corp TX	5.00%		5/15/2030	A+	6,000,000	6,497,045
Lower Colorado River Authority TX	5.00%	#(a)	5/15/2039	A+	20,000,000	20,661,662
Main Street Energy, Inc. GA	5.00%		12/1/2033	A3	13,530,000	14,314,287
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	21,500,000	21,588,473
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	9,360,000	9,540,171
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2052	A3	11,000,000	11,480,267
Montgomery County Industrial Development Authority - Constellation Energy Generation LLC PA	4.10%	#(a)	4/1/2053	BBB+	7,760,000	7,957,306
North Carolina Municipal Power Agency No. 1(b)	5.00%		1/1/2031	A	6,000,000	6,544,187
Ohio Air Quality Development Authority - American Electric Power Co Inc	3.50%	#(a)	8/1/2034	BBB	4,500,000	4,519,441

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2026

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC		5.25%	#(a)	12/1/2038	B+		$1,100,000	$1,101,243
Piedmont Municipal Power Agency Catawba Project Power Sales Revenue SC		5.00%		1/1/2028	A-		7,695,000	7,777,174
Piedmont Municipal Power Agency Catawba Project Power Sales Revenue SC		5.00%		1/1/2029	A-		8,240,000	8,322,576
South Carolina Public Service Authority		5.00%		12/1/2035	A-		10,000,000	10,081,509
South Carolina Public Service Authority		5.00%		12/1/2036	A-		14,775,000	14,889,858
Tennessee Energy Acquisition Corp.		5.00%	#(a)	5/1/2053	A2		10,000,000	10,296,602
Tennessee Energy Acquisition Corp.		5.625%		9/1/2026	BBB	(c)	18,590,000	18,647,359
Texas Municipal Gas Acquisition & Supply Corp. I		6.25%		12/15/2026	A1		1,300,000	1,319,075
Texas Municipal Gas Acquisition & Supply Corp. IV		5.25%		1/1/2030	A1		4,660,000	4,884,371
Texas Municipal Gas Acquisition & Supply Corp. IV		5.50%	#(a)	1/1/2054	A1		52,500,000	55,632,549
Total								502,075,363
Total Municipal Bonds (cost $1,579,169,333)								1,585,051,401
Total Long-Term Investments (cost $1,579,169,333)								1,585,051,401

	Interest Rate#	Interest Rate Reset Date(e)		Final Maturity Date

SHORT-TERM INVESTMENTS 11.37%

Variable Rate Demand Notes 11.28%

Education 4.49%
Connecticut State Health & Educational Facilities Authority - Yale University	2.600%	7/1/2026		7/1/2042	AAA		11,900,000	11,900,000
Connecticut State Health & Educational Facilities Authority Yale University	2.600%	7/1/2026		7/1/2057	AAA		11,450,000	11,450,000

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2026

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority - Pace University	3.450%	7/1/2026	5/1/2044	BBB-	$20,000,000	$20,000,000
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	3.480%	7/1/2026	9/1/2045	A	22,325,000	22,325,000
Philadelphia Authority for Industrial Development - Thomas Jefferson University Obligated Group PA	3.480%	7/1/2026	9/1/2050	A	13,125,000	13,125,000
Total						78,800,000

General Obligation 2.16%
City of New York NY GO	3.050%	7/1/2026	4/1/2042	AA	400,000	400,000
City of New York NY GO	3.050%	7/1/2026	4/1/2042	AA	12,000,000	12,000,000
City of New York NY GO	3.050%	7/1/2026	10/1/2046	AA	4,350,000	4,350,000
District of Columbia DC GO	2.820%	7/1/2026	6/1/2051	AA+	11,075,000	11,075,000
Florida Insurance Assistance Interlocal Agency, Inc.	3.410%	7/1/2026	9/1/2032	Aa2	10,000,000	10,000,000
Total						37,825,000

Health Care 2.62%
Health Care Authority for Baptist Health AL	4.050%	7/1/2026	11/1/2042	A3	28,487,000	28,487,000
Montgomery County Higher Education & Health Authority - Thomas Jefferson University Obligated Group PA	3.480%	7/1/2026	9/1/2050	A	7,485,000	7,485,000
State of Ohio - University Hospitals Health System Inc Obligated Group	3.210%	7/1/2026	1/15/2045	A	10,035,000	10,035,000
Total						46,007,000

Pollution Control 1.41%
Port of Port Arthur Navigation District - Motiva Enterprises LLC TX	3.000%	7/1/2026	4/1/2040	BBB+	300,000	300,000
Port of Port Arthur Navigation District - Motiva Enterprises LLC TX	3.000%	7/1/2026	4/1/2040	BBB+	18,800,000	18,800,000

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2026

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Pollution Control (continued)
Port of Port Arthur Navigation District - Motiva Enterprises LLC TX	3.050%	7/1/2026	4/1/2040	BBB+	$5,600,000	$5,600,000
Total						24,700,000

Utilities 0.60%
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	3.050%	7/15/2026	6/15/2041	AA+	2,980,000	2,980,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	3.050%	7/15/2026	6/15/2041	AA+	7,650,000	7,650,000
Total						10,630,000
Total Variable Rate Demand Notes (cost $197,962,000)						197,962,000

REPURCHASE AGREEMENTS 0.09%
Repurchase Agreement dated 6/30/2026, 3.250% due 7/1/2026 with Fixed Income Clearing Corp. collateralized by $1,578,400 of U.S. Treasury Note at 3.375% due 11/30/2027; value: $1,566,812; proceeds: $1,536,201 (cost $1,536,062)					1,536,062	1,536,062
Total Short-Term Investments (cost $199,498,062)						199,498,062
Total Investments in Securities 101.71% (cost $1,778,667,395)						1,784,549,463
Other Assets and Liabilities – Net (1.71)%						(30,044,118)
Net Assets 100.00%						$1,754,505,345

AG	AG Insured by Assured Guaranty, Inc.
COPS	Certificates of Participation.
FHA	Insured by Federal Housing Administration.
FHLMC	Insured by Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by Department of Housing and Urban Development.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
ST INTERCEPT	Short Term State Aid Intercept.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2026, the total value of Rule 144A securities was $55,200,596, which represents 3.15% of net assets

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND June 30, 2026

#	Variable rate security. The interest rate represents the rate in effect at June 30, 2026.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,585,051,401	$–	$1,585,051,401
Short-Term Investments
Variable Rate Demand Notes	–	197,962,000	–	197,962,000
Repurchase Agreements	–	1,536,062	–	1,536,062
Total	$–	$1,784,549,463	$–	$1,784,549,463

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.35%

CORPORATE BONDS 0.09%

Health Care Services 0.09%
Eastern Maine Healthcare Systems (cost $5,085,348)	5.022%		7/1/2036	BB-	$6,280,000	$5,164,658

MUNICIPAL BONDS 99.21%

Corporate-Backed 6.37%
Arkansas Development Finance Authority - Weyerhaeuser Co AMT	3.875%	#(a)	10/15/2065	BBB	3,750,000	3,790,255
Baldwin County Industrial Development Authority - Novelis Corp AL AMT†	5.00%	#(a)	6/1/2055	BB	12,000,000	12,478,061
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	12,110,000	12,140,901
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR	3,225,000	3,229,734
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR	6,815,000	6,865,648
California Infrastructure & Economic Development Bank - DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR	16,015,000	10,489,825
California Municipal Finance Authority - Clay Lacy Santa Ana LLC AMT†	5.00%		1/1/2041	NR	1,425,000	1,478,560
California Pollution Control Financing Authority - Channelside Water Resources LP AMT†	5.00%		7/1/2037	Baa2	5,570,000	5,579,986
City of Farmington - Public Service Co of New Mexico NM	3.90%	#(a)	6/1/2040	BBB	7,000,000	7,116,469
City of Granite City - Waste Management of Illinois Inc IL AMT	1.25%		5/1/2027	A-	5,485,000	5,348,752
City of Henderson - Pratt Paper LLC KY AMT†	3.70%		1/1/2032	NR	5,665,000	5,697,961
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/1/2029	BB+	1,445,000	1,446,748
City of St. Mary’s KS	3.50%		4/15/2032	BBB+	7,500,000	7,492,780
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	625,000	640,227
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	4.45%	#(a)	7/1/2037	NR	3,000,000	3,040,898
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	4.50%		7/1/2032	NR	7,600,000	7,625,623

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	5.60%		5/1/2044	NR	$1,845,000	$1,942,823
Hoover Industrial Development Board - United States Steel Corp AL AMT	6.375%	#(a)	11/1/2050	BB+	8,525,000	9,449,440
Indiana Finance Authority - Ohio Valley Electric Corp	2.50%		11/1/2030	Baa3	905,000	871,774
Indiana Finance Authority - Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	5,070,000	4,985,140
Indiana Finance Authority - United States Steel Corp AMT	6.75%		5/1/2039	BB+	1,500,000	1,671,786
Industrial Development Authority of the County of Yavapai - Waste Management Inc AZ AMT	1.30%		6/1/2027	A-	4,650,000	4,526,159
Iowa Finance Authority - Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	AA+	11,050,000	11,862,248
Louisiana Local Government Environmental Facilities & Community Development Authority - Westlake Corp	3.50%		11/1/2032	BBB	7,655,000	7,522,098
Louisiana Public Facilities Authority - Waste Pro USA Inc AMT†	6.75%	#(a)	10/1/2053	NR	12,000,000	12,707,672
Louisiana Public Facilities Authority - Waste Pro USA Inc LA AMT†	4.375%	#(a)	5/1/2053	NR	6,000,000	6,052,451
Maryland Economic Development Corp Chesapeake Bay Conference Center(b)	5.00%		12/1/2016	NR	2,570,000	1,721,900
Maryland Economic Development Corp. - Core Natural Resources Inc†	5.00%	#(a)	7/1/2048	NR	5,150,000	5,569,065
Massachusetts Development Finance Agency - Waste Management of Massachusetts Inc AMT†	1.25%		5/1/2027	A-	3,250,000	3,169,269
Matagorda County Navigation District No. 1 - AEP Texas Inc	2.60%		11/1/2029	BBB+	6,800,000	6,674,620
Matagorda County Navigation District No. 1 - AEP Texas Inc	4.00%		6/1/2030	BBB+	8,000,000	8,004,418
Michigan Strategic Fund - Graphic Packaging International LLC AMT	4.00%	#(a)	10/1/2061	Ba2	5,640,000	5,645,441
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	8,650,000	8,663,865

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Mississippi Business Finance Corp. - Waste Pro USA Inc AMT†	4.375%	#(a)	2/1/2048	NR	$3,750,000	$3,764,819
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	3.75%	#(a)	7/1/2045	B-	1,970,000	1,633,906
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.00%		11/1/2027	B-	6,225,000	6,181,672
New Hampshire Business Finance Authority - New York State Electric & Gas Corp AMT	4.00%		12/1/2028	A-	9,235,000	9,353,861
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB+	10,165,000	10,179,187
New Jersey Economic Development Authority - United Airlines Inc	5.50%		6/1/2033	BB+	1,500,000	1,503,075
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	1,335,000	1,335,960
New York Liberty Development Corp.	2.50%		11/15/2036	A+	3,600,000	3,124,240
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR	1,875,000	1,876,880
New York Liberty Development Corp. - 3 World Trade Center LLC†	7.25%		11/15/2044	NR	1,920,000	1,923,387
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+	2,000,000	1,953,314
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,055,703
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2026	B+	660,000	660,486
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2031	B+	2,500,000	2,500,101
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B+	1,425,000	1,490,897
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+	1,850,000	1,931,264
Niagara Area Development Corp. - Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B-	5,500,000	5,058,770
Ohio Air Quality Development Authority - American Electric Power Co Inc	2.40%	#(a)	12/1/2038	BBB	5,685,000	5,473,513

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Ohio Air Quality Development Authority - American Electric Power Co Inc AMT	2.50%	#(a)	11/1/2042	BBB	$8,800,000	$8,523,009
Ohio Air Quality Development Authority - American Electric Power Co Inc AMT	2.60%	#(a)	6/1/2041	BBB	18,210,000	17,675,897
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB+	1,500,000	1,650,774
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB+	9,825,000	10,824,087
Pennsylvania Economic Development Financing Authority - Covanta Holding Corp AMT†	3.25%		8/1/2039	B-	1,035,000	833,170
Phenix City Industrial Development Board - WestRock Coated Board LLC AL AMT	4.125%		5/15/2035	BBB	1,500,000	1,500,092
Port of Beaumont Industrial Development Authority - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	4.10%		1/1/2028	NR	5,000,000	4,581,667
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	6,000,000	5,837,146
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	7,220,000	6,829,901
Public Finance Authority - TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	7,650,000	7,652,648
Public Finance Authority - TRIPS Obligated Group WI AMT	5.25%		7/1/2028	BBB+	665,000	665,609
Public Finance Authority WI†	5.375%		12/15/2032	NR	2,286,000	2,285,861
State of Nevada Department of Business & Industry - DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR	5,810,000	3,805,550
Tuscaloosa County Industrial Development Authority - Hunt Refining Co AL†	5.25%		5/1/2044	NR	6,195,238	6,305,697
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	5,500,000	5,549,871
Village Community Development District No. 15 FL†	4.55%		5/1/2044	NR	5,690,000	5,704,294

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Village Community Development District No. 15 FL†	4.85%		5/1/2038	NR	$2,135,000	$2,216,509
Village Community Development District No. 15 FL†	5.00%		5/1/2043	NR	5,050,000	5,212,487
Virginia Small Business Financing Authority - Reworld Holding Corp AMT†	5.00%	#(a)	1/1/2048	B-	440,000	439,214
West Pace Cooperative District AL(b)	9.125%		5/1/2039	NR	4,900,000	2,450,000
Total						357,047,115

Education 8.13%
Arizona Board of Regents - Arizona State University	5.00%		7/1/2038	AA	3,250,000	3,680,770
Arizona Board of Regents - Arizona State University	5.00%		7/1/2039	AA	2,000,000	2,251,856
Arizona Board of Regents - Arizona State University	5.00%		7/1/2041	AA	2,500,000	2,785,498
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	5.00%		6/15/2035	Ba2	1,250,000	1,313,827
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	5.125%		6/15/2040	Ba2	2,400,000	2,469,830
California Community Choice Financing Authority	4.138% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	10,000,000	10,122,353
California Infrastructure & Economic Development Bank - University of California	5.00%		5/15/2036	AA	1,100,000	1,291,143
California Infrastructure & Economic Development Bank - University of California	5.00%		5/15/2037	AA	2,500,000	2,914,177
California Infrastructure & Economic Development Bank - University of California	5.00%		5/15/2039	AA	5,000,000	5,762,081
California Infrastructure & Economic Development Bank - University of California	5.00%		5/15/2041	AA	3,000,000	3,379,747
California Infrastructure & Economic Development Bank - University of California	5.00%		5/15/2042	AA	3,965,000	4,442,417

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
California State University	0.55%	#(a)	11/1/2049	Aa2		$6,750,000	$6,692,803
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%		6/15/2039	NR		2,160,000	2,130,953
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.00%		4/1/2038	A	(c)	3,230,000	3,410,252
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2034	A	(c)	1,625,000	1,778,756
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2035	A	(c)	1,125,000	1,226,189
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2036	A	(c)	2,175,000	2,358,293
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2039	A	(c)	6,220,000	6,650,292
Chicago Board of Education IL GO (AG)	5.00%		12/1/2031	AA		5,000,000	5,189,127
City of Pikeville - University of Pikeville KY(d)	3.80%		8/1/2028	NR		2,100,000	2,100,773
Cleveland State University OH (BAM)	5.00%		6/1/2040	AA		5,170,000	5,652,482
Clifton Higher Education Finance Corp. - Aristoi Classical Academy TX	5.50%		8/15/2045	BB		3,770,000	3,752,489
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc (PSF-GTD)	4.00%	#(a)	2/15/2055	Aaa		4,500,000	4,656,404
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc (PSF-GTD)	5.00%		2/15/2035	Aaa		2,275,000	2,530,594
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc (PSF-GTD)	5.25%		2/15/2043	Aaa		2,500,000	2,706,392
Clinton County Capital Resource Corp. - Clinton-Essex-Warren- Washington Board of Cooperative Educational Services NY†	4.50%		7/1/2040	A+		1,100,000	1,130,983
Clinton County Capital Resource Corp. - Clinton-Essex-Warren- Washington Board of Cooperative Educational Services NY†	4.75%		7/1/2043	A+		1,100,000	1,141,112
Connecticut State Health & Educational Facilities Authority Quinnipiac University	5.00%		7/1/2035	A-		3,000,000	3,424,288

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Connecticut State Health & Educational Facilities Authority Quinnipiac University	5.00%		7/1/2036	A-	$3,000,000	$3,440,365
Connecticut State Health & Educational Facilities Authority Quinnipiac University	5.00%		7/1/2037	A-	2,500,000	2,849,644
Connecticut State Health & Educational Facilities Authority Quinnipiac University	5.00%		7/1/2038	A-	2,500,000	2,832,899
Connecticut State Health & Educational Facilities Authority Quinnipiac University	5.00%		7/1/2039	A-	2,500,000	2,814,899
County of Frederick - Mount St Mary’s University Inc MD†	5.00%		9/1/2027	BB+	860,000	863,034
County of Frederick - Mount St Mary’s University Inc MD†	5.00%		9/1/2032	BB+	2,400,000	2,406,631
County of Lincoln - Augustana College Association SD	4.00%		8/1/2041	BBB-	500,000	456,934
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2027	B1	1,050,000	1,052,706
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2037	B1	4,750,000	4,652,755
District of Columbia - Georgetown University	5.00%	#(a)	4/1/2060	A-	6,000,000	6,623,030
Dutchess County Local Development Corp. - Bard College NY	5.00%		7/1/2040	BBB+	1,150,000	1,177,864
Florida Higher Educational Facilities Financing Authority - Keiser University Obligated Group†	6.00%		7/1/2045	BB+	15,000,000	15,453,157
Illinois Finance Authority - Illinois Institute of Technology	4.00%		9/1/2035	Ba2	2,600,000	2,348,409
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2030	Ba2	625,000	623,507
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2031	Ba2	1,100,000	1,095,721
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2032	Ba2	1,100,000	1,091,417
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2033	Ba2	1,000,000	988,392
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2034	Ba2	3,720,000	3,663,466

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2036	Ba2	$3,225,000	$3,175,566
Illinois Finance Authority - University of Chicago/The	4.00%		10/1/2038	Aa2	5,130,000	5,129,727
Indiana Finance Authority - Ohio Valley Electric Corp	4.25%		11/1/2030	Baa3	14,550,000	15,027,157
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2035	BB+	2,170,000	2,170,510
IPS Multi-School Building Corp. - Indianapolis Board of School Commissioners IN (ST INTERCEPT)	5.00%		7/15/2041	Aa2	2,125,000	2,283,989
Lehigh County General Purpose Authority - Muhlenberg College PA	5.00%		2/1/2039	Baa1	6,495,000	6,508,141
Massachusetts Development Finance Agency - President and Fellows of Harvard College	4.00%		2/15/2036	AAA	2,400,000	2,604,474
Massachusetts Development Finance Agency - President and Fellows of Harvard College	4.00%		7/15/2036	AAA	5,475,000	5,477,496
Massachusetts Development Finance Agency - President and Fellows of Harvard College	5.00%	#(a)	5/15/2055	AAA	13,000,000	15,152,657
Massachusetts Development Finance Agency - Suffolk University	5.50%		7/1/2041	Baa3	4,125,000	4,411,002
Massachusetts Development Finance Agency - Suffolk University	5.50%		7/1/2045	Baa3	2,350,000	2,474,706
Massachusetts Development Finance Agency - Trustees of Boston University	5.00%	#(a)	10/1/2065	AA-	5,750,000	6,515,889
Massachusetts School Building Authority	5.00%		2/15/2037	AA	6,250,000	7,168,951
Miami-Dade County Educational Facilities Authority - University of Miami FL	5.00%		4/1/2041	A2	3,500,000	3,840,555
New Jersey Institute of Technology (BAM)	5.00%		7/1/2036	AA	1,000,000	1,155,239
New Jersey Institute of Technology (BAM)	5.00%		7/1/2039	AA	1,500,000	1,712,653
New Jersey Institute of Technology (BAM)	5.00%		7/1/2040	AA	1,200,000	1,362,361
New Jersey Institute of Technology (BAM)	5.00%		7/1/2041	AA	2,000,000	2,259,662
New Jersey Institute of Technology (BAM)	5.00%		7/1/2042	AA	2,125,000	2,391,093
New Jersey Institute of Technology (BAM)	5.00%		7/1/2043	AA	4,000,000	4,481,041

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority - Barnard College	5.25%	7/1/2038	A	$4,000,000	$4,530,909
New York State Dormitory Authority - Barnard College	5.25%	7/1/2039	A	7,260,000	8,181,958
New York State Dormitory Authority - Barnard College	5.25%	7/1/2040	A	5,345,000	5,990,067
New York State Dormitory Authority - Barnard College	5.25%	7/1/2041	A	6,470,000	7,221,575
New York State Dormitory Authority - Barnard College	5.25%	7/1/2042	A	4,230,000	4,702,337
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%	7/1/2027	BBB	10,000,000	10,019,202
New York State Dormitory Authority - New School	5.00%	7/1/2035	Baa1	5,345,000	5,375,930
New York State Dormitory Authority - New School	5.00%	7/1/2036	Baa1	4,405,000	4,428,386
New York State Dormitory Authority - New School	5.00%	7/1/2037	Baa1	7,800,000	7,836,196
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2031	BBB-	2,705,000	2,885,314
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2037	BBB-	11,000,000	11,533,018
New York State Dormitory Authority (AG)	5.00%	10/1/2031	AA	10,000	10,536
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%	10/1/2036	AA	4,750,000	5,412,947
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%	10/1/2037	AA	9,200,000	10,029,293
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%	10/1/2037	AA	14,810,000	16,669,905
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%	10/1/2038	AA	21,460,000	24,039,368
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%	10/1/2039	AA	18,500,000	20,636,452
Ohio Higher Educational Facility Commission - University of Dayton	5.00%	2/1/2040	A+	1,100,000	1,214,891
Ohio Higher Educational Facility Commission - University of Dayton	5.00%	2/1/2041	A+	1,300,000	1,424,902
Ohio Higher Educational Facility Commission - University of Dayton	5.00%	2/1/2042	A+	1,700,000	1,854,206

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Ohio Higher Educational Facility Commission - Xavier University	5.00%	5/1/2032	Baa3	$1,270,000	$1,354,847
Ohio Higher Educational Facility Commission - Xavier University	5.00%	5/1/2034	Baa3	2,175,000	2,337,585
Ohio Higher Educational Facility Commission - Xavier University	5.00%	5/1/2036	Baa3	2,320,000	2,463,411
Ohio Higher Educational Facility Commission - Xavier University	5.00%	5/1/2037	Baa3	1,415,000	1,493,149
Ohio Higher Educational Facility Commission - Xavier University	5.00%	5/1/2040	Baa3	1,575,000	1,638,977
Ohio Higher Educational Facility Commission - Xavier University	5.00%	5/1/2042	Baa3	1,575,000	1,622,999
Pennsylvania Higher Educational Facilities Authority - Pennsylvania’s State System of Higher Education	4.00%	6/15/2036	Aa3	7,640,000	7,638,506
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%	6/15/2044	NR	2,000,000	1,903,828
State of Nevada Department of Business & Industry - Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses†	4.50%	12/15/2029	BB+	335,000	335,061
State of Nevada Department of Business & Industry - Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses†	5.00%	12/15/2038	BB+	1,000,000	1,000,095
Troy Capital Resource Corp. - Rensselaer Polytechnic Institute NY	5.00%	9/1/2033	A3	1,000,000	1,111,499
Troy Capital Resource Corp. - Rensselaer Polytechnic Institute NY	5.00%	9/1/2034	A3	1,125,000	1,253,364
Troy Capital Resource Corp. - Rensselaer Polytechnic Institute NY	5.00%	9/1/2035	A3	1,635,000	1,826,499
Troy Capital Resource Corp. - Rensselaer Polytechnic Institute NY	5.00%	9/1/2041	A3	3,000,000	3,271,912
University of Akron OH	5.00%	1/1/2035	Baa1	2,105,000	2,107,555
University of Illinois	5.00%	10/1/2035	A2	885,000	969,768
University of Illinois	5.00%	10/1/2036	A2	920,000	999,579
University of Illinois	5.00%	10/1/2037	A2	800,000	863,369
University of Illinois	5.00%	10/1/2038	A2	1,300,000	1,394,211
University of Illinois	5.50%	10/1/2039	A2	1,360,000	1,506,517

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
University of Illinois	5.50%		10/1/2042	A2	$1,650,000	$1,807,849
University of Illinois (AG)	4.00%		4/1/2033	AA	4,905,000	4,965,898
University of Kentucky (ST INTERCEPT)	4.00%		10/1/2036	AA+	3,000,000	2,995,748
University of Kentucky (ST INTERCEPT)	4.75%		4/1/2034	AA+	3,000,000	3,007,433
University of Vermont and State Agricultural College	4.00%		10/1/2038	Aa3	5,000,000	5,124,007
Total						455,674,638

Financial Services 0.02%
New Jersey Higher Education Student Assistance Authority AMT	3.75%		12/1/2030	Aaa	470,000	470,819
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2032	Aaa	390,000	389,996
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2034	Aaa	355,000	354,777
Total						1,215,592

General Obligation 8.30%
Alvin Independent School District TX GO (PSF-GTD)	3.00%		2/15/2039	Aaa	2,850,000	2,571,037
Arapahoe County Water & Wastewater Public Improvement District CO GO	3.00%		12/1/2039	AA-	4,870,000	4,345,924
Bexar County Hospital District TX GO	3.00%		2/15/2037	Aa1	3,185,000	2,840,864
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	10,000,000	10,450,975
Chabot-Las Positas Community College District CA GO	3.00%		8/1/2038	AA	2,500,000	2,398,879
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	3,000,000	3,054,125
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	1,500,000	1,520,498
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+	900,000	907,370
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	475,000	479,701
Chicago Board of Education IL GO	5.00%		12/1/2035	BB+	450,000	453,695
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	7,300,000	7,377,007
Chicago Board of Education IL GO	5.00%		12/1/2039	BB+	2,340,000	2,343,693
Chicago Board of Education IL GO	5.50%		12/1/2034	BB+	9,455,000	10,206,438
Chicago Board of Education IL GO	5.50%		12/1/2037	BB+	2,000,000	2,109,635
Chicago Board of Education IL GO	5.50%		12/1/2038	BB+	2,250,000	2,362,959

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Chicago Board of Education IL GO	6.00%	12/1/2037	BB+	$12,500,000	$13,806,596
Chicago Board of Education IL GO†	6.75%	12/1/2030	BB+	5,000,000	5,188,308
City of Chicago IL GO	5.00%	1/1/2031	BBB	2,210,000	2,211,111
City of Chicago IL GO	5.00%	1/1/2042	BBB	34,540,000	34,831,138
City of Chicago IL GO	5.50%	1/1/2039	BBB	6,000,000	6,275,604
City of Chicago IL GO	5.50%	1/1/2041	BBB	5,000,000	5,268,123
City of Chicago IL GO	5.50%	1/1/2049	BBB	1,140,000	1,146,355
City of Chicago IL GO	6.00%	1/1/2043	BBB	3,000,000	3,289,400
City of Cleveland OH GO	3.00%	12/1/2039	AA+	1,700,000	1,503,889
City of Houston TX GO	5.00%	3/1/2038	Aa3	1,000,000	1,093,973
City of Houston TX GO	5.00%	3/1/2041	AA	3,750,000	4,094,649
City of Houston TX GO	5.25%	3/1/2039	Aa3	4,610,000	5,096,407
City of Houston TX GO	5.25%	3/1/2040	Aa3	5,800,000	6,385,668
City of Hutto TX GO (BAM)	5.00%	8/1/2040	AA	2,145,000	2,356,897
City of Hutto TX GO (BAM)	5.00%	8/1/2041	AA	3,500,000	3,806,706
City of New York NY GO	5.00%	6/1/2035	AA	10,000	10,016
City of New York NY GO	5.00%	10/1/2036	AA	1,250,000	1,371,925
City of New York NY GO	5.00%	2/1/2037	AA	2,250,000	2,568,858
City of New York NY GO	5.00%	2/1/2038	AA	2,000,000	2,264,599
City of New York NY GO	5.00%	2/1/2039	AA	3,750,000	4,225,211
City of New York NY GO	5.00%	4/1/2040	AA	2,000,000	2,192,475
Clark County School District NV GO	5.00%	6/15/2041	AA-	10,645,000	11,516,323
Commonwealth of Massachusetts GO	5.00%	12/1/2041	AA+	1,750,000	1,971,076
Commonwealth of Massachusetts GO	5.00%	12/1/2042	AA+	5,000,000	5,603,542
Commonwealth of Puerto Rico GO	Zero Coupon	7/1/2033	NR	1,727,569	1,267,675
Commonwealth of Puerto Rico GO	4.00%	7/1/2035	NR	6,385,659	6,446,689
Commonwealth of Puerto Rico GO	4.00%	7/1/2041	NR	5,000,000	4,874,319
Commonwealth of Puerto Rico GO	4.00%	7/1/2046	NR	1,917,657	1,759,072
Commonwealth of Puerto Rico GO	5.625%	7/1/2029	NR	5,336,508	5,650,304
Commonwealth of Puerto Rico GO	5.75%	7/1/2031	NR	1,415,665	1,545,623
County of Clark NV GO	3.00%	7/1/2038	AAA	4,000,000	3,667,798
County of Collin TX GO	3.00%	2/15/2039	AAA	5,420,000	4,765,922
County of Travis TX GO	3.00%	3/1/2038	AAA	4,410,000	4,084,241
Dallas Independent School District TX GO (PSF-GTD)	3.00%	2/15/2039	AAA	5,340,000	4,804,691

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Davis Joint Unified School District CA GO (BAM)	3.00%	8/1/2038	AA	$3,140,000	$2,879,488
Denton Independent School District TX GO (PSF-GTD)	5.00%	8/15/2039	AAA	5,500,000	6,061,500
Galena Park Independent School District TX GO (PSF-GTD)	3.00%	8/15/2039	Aaa	6,960,000	6,374,218
Jackson County School District GA GO (ST AID WITHHLDG)	5.00%	3/1/2038	AA+	5,000,000	5,703,819
Jackson County School District GA GO (ST AID WITHHLDG)	5.00%	3/1/2039	AA+	5,000,000	5,674,960
Janesville School District WI GO	5.00%	3/1/2035	Aa2	2,500,000	2,796,939
Janesville School District WI GO	5.00%	3/1/2036	Aa2	5,575,000	6,202,951
Janesville School District WI GO	5.00%	3/1/2037	Aa2	3,160,000	3,490,679
Klein Independent School District TX GO (PSF-GTD)	3.00%	2/1/2037	AAA	3,785,000	3,536,692
Louisiana Stadium & Exposition District	5.00%	7/1/2039	A2	6,550,000	7,127,112
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2037	A1	4,000,000	4,419,766
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2037	A1	4,000,000	4,419,766
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2036	A1	2,000,000	2,239,324
New York State Dormitory Authority (BAM)	5.00%	10/1/2035	AA	5,000,000	5,403,839
Northside Independent School District TX GO (PSF-GTD)	3.00%	8/15/2038	Aaa	3,250,000	2,970,559
Palm Beach County School District FL	5.00%	8/1/2037	Aa3	1,000,000	1,109,956
Palm Beach County School District FL	5.00%	8/1/2038	Aa3	2,375,000	2,624,679
Palm Beach County School District FL	5.00%	8/1/2039	Aa3	2,250,000	2,479,018
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	5.50%	6/30/2037	Baa2	5,575,000	6,088,330
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	5.50%	6/30/2038	Baa2	6,200,000	6,743,546
Sheboygan Area School District WI GO	3.00%	3/1/2039	Aa1	2,005,000	1,861,474
Sheboygan Area School District WI GO	3.00%	3/1/2040	Aa1	2,000,000	1,824,324

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Sheboygan Area School District WI GO	3.00%	3/1/2041	Aa1	$2,425,000	$2,183,528
State of California GO	5.00%	3/1/2042	Aa2	4,925,000	5,553,412
State of Illinois GO	4.00%	10/1/2034	A2	5,000,000	5,046,185
State of Illinois GO	5.00%	2/1/2028	A2	13,620,000	13,813,352
State of Illinois GO	5.00%	11/1/2029	A2	2,800,000	2,818,522
State of Illinois GO	5.00%	11/1/2032	A2	9,200,000	9,250,649
State of Illinois GO	5.00%	10/1/2033	A2	5,000,000	5,194,796
State of Illinois GO	5.00%	5/1/2041	A2	6,000,000	6,419,661
State of Illinois GO	5.00%	12/1/2042	A2	11,320,000	11,978,198
State of Illinois GO	5.25%	10/1/2036	A2	12,540,000	13,712,297
State of Illinois GO	5.25%	5/1/2042	A2	15,000,000	16,217,221
State of Illinois GO	5.25%	5/1/2043	A2	7,830,000	8,418,596
State of Illinois GO	5.50%	5/1/2039	A2	11,000,000	11,686,988
State of Mississippi GO	3.00%	6/1/2038	AA	4,500,000	4,115,439
State of West Virginia GO	5.00%	12/1/2034	Aa2	5,000,000	5,193,058
Town of Oyster Bay NY GO (AG)	2.00%	3/1/2031	AA	2,040,000	1,889,241
Waller Consolidated Independent School District TX GO (PSF-GTD)	3.00%	2/15/2040	Aaa	5,000,000	4,450,344
Waller Consolidated Independent School District TX GO (PSF-GTD)	5.00%	2/15/2039	AAA	2,095,000	2,341,859
Waller Consolidated Independent School District TX GO (PSF-GTD)	5.00%	2/15/2040	AAA	3,545,000	3,940,871
Waller Consolidated Independent School District TX GO (PSF-GTD)	5.00%	2/15/2041	AAA	2,500,000	2,759,065
Waller Consolidated Independent School District TX GO (PSF-GTD)	5.00%	2/15/2042	AAA	3,180,000	3,494,831
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%	7/15/2039	AA	4,400,000	4,811,652
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%	7/15/2041	AA	7,000,000	7,580,725
Total					465,271,412

Health Care 18.15%
Allegheny County Hospital Development Authority - Allegheny Health Network Obligated Group PA	5.00%	4/1/2031	A	16,000,000	16,498,699
Allegheny County Hospital Development Authority - Allegheny Health Network Obligated Group PA	5.00%	4/1/2036	A	8,000,000	8,182,994

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2031	BBB-	$7,000,000	$6,993,909
Arizona Industrial Development Authority - Navajo Health Foundation-Sage Memorial Hospital Inc Obligated Group†	7.125%	5/1/2044	NR	3,875,000	4,090,643
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.00%	8/1/2034	BBB	12,250,000	13,411,247
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	5,774,000	4,363,382
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%	6/30/2039	NR	11,556,000	11,046,407
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.25%	12/1/2035	BB	3,000,000	3,000,806
Brevard County Health Facilities Authority - Health First Inc Obligated Group FL	5.00%	4/1/2038	A	7,000,000	7,643,219
Brevard County Health Facilities Authority - Health First Inc Obligated Group FL	5.00%	4/1/2039	A	10,500,000	11,384,905
Build NYC Resource Corp. - RiverSpring Health Senior Living Inc Obligated Group NY	5.00%	12/15/2031	NR	11,415,000	11,422,663
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	4.00%	3/1/2039	BBB+	3,915,000	3,782,466
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	5.00%	12/1/2035	BBB+	10,000,000	11,186,471
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	5.00%	12/1/2037	BBB+	5,000,000	5,437,463
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	5.25%	12/1/2040	BBB+	3,000,000	3,274,488
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	5.25%	12/1/2041	BBB+	3,000,000	3,254,503

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	5.25%		12/1/2042	BBB+		$5,500,000	$5,960,489
California Health Facilities Financing Authority - Providence St Joseph Health Obligated Group	5.25%	#(a)	10/1/2050	A		6,000,000	6,793,970
California Health Facilities Financing Authority - Rady Children’s Hospital Obligated Group	5.00%	#(a)	8/15/2065	AA		20,000,000	22,826,544
California Municipal Finance Authority - Eisenhower Medical Center	5.00%		7/1/2033	Baa2		4,015,000	4,067,729
California Municipal Finance Authority - Palomar Health Obligated Group COPS†	5.00%		11/1/2027	CCC+		5,000,000	4,976,646
California Statewide Communities Development Authority†	5.00%		10/1/2035	AA-		10,000,000	11,411,736
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%		12/1/2033	BB+		1,000,000	1,028,631
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%		12/1/2034	BB+		5,000,000	5,004,719
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%		12/1/2038	BB+		1,500,000	1,540,187
Capital Trust Authority - AIDS Healthcare Foundation Obligated Group FL	4.75%		12/1/2042	Baa2		1,100,000	1,150,095
Chattanooga Health Educational & Housing Facility Board - Erlanger Health Obligated Group TN	5.25%		12/1/2041	A		1,000,000	1,110,675
Chattanooga Health Educational & Housing Facility Board - Erlanger Health Obligated Group TN	5.25%		12/1/2042	A		3,025,000	3,350,765
Citizens Memorial Hospital District MO	5.00%		12/1/2026	NR		8,825,000	8,830,771
City of Atlantic Beach - Naval Continuing Care Retirement Foundation Obligated Group FL	5.00%		11/15/2028	BBB	(c)	1,270,000	1,271,358

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
City of Minneapolis/St. Paul Housing & Redevelopment Authority - Children’s Health Care Obligated Group MN	5.00%	8/15/2040	AA-	$2,100,000	$2,314,041
City of Minneapolis/St. Paul Housing & Redevelopment Authority - Children’s Health Care Obligated Group MN	5.00%	8/15/2041	AA-	3,000,000	3,290,468
City of Minneapolis/St. Paul Housing & Redevelopment Authority - Children’s Health Care Obligated Group MN	5.00%	8/15/2042	AA-	2,750,000	2,992,155
City of South Miami Health Facilities Authority, Inc. - Baptist Health South Florida Foundation Inc FL	5.00%	8/15/2037	AA-	4,000,000	4,073,123
City of St. Cloud - CentraCare Health System Obligated Group MN	5.00%	5/1/2036	A2	3,330,000	3,776,591
Colorado Health Facilities Authority - CommonSpirit Health Obligated Group	5.25%	11/1/2038	A-	2,095,000	2,291,584
Connecticut State Health & Educational Facilities Authority(d)	4.40%	12/15/2031	NR	815,000	819,470
Connecticut State Health & Educational Facilities Authority(d)	4.60%	12/15/2032	NR	2,500,000	2,513,653
Connecticut State Health & Educational Facilities Authority - Griffin Health Obligated Group†	5.00%	7/1/2034	BB+	225,000	228,593
Connecticut State Health & Educational Facilities Authority - Griffin Health Obligated Group†	5.00%	7/1/2039	BB+	1,000,000	1,004,792
Connecticut State Health & Educational Facilities Authority Odd Fellows Home of Connecticut Inc Obligated Group(d)	5.875%	12/15/2046	NR	2,055,000	2,084,222
County of Cuyahoga - MetroHealth System OH	5.00%	2/15/2037	BBB-	6,400,000	6,422,310
County of Montgomery - Premier Health Partners Obligated Group OH	4.00%	11/15/2039	Baa1	6,000,000	5,823,079
County of Muskingum - Genesis Healthcare System Obligated Group OH	5.00%	2/15/2033	BB+	12,355,000	12,364,733

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
County of Washington - Marietta Area Health Care Inc Obligated Group OH	5.50%	12/1/2027	NR	$4,575,000	$4,615,538
County of Washington - Marietta Area Health Care Inc Obligated Group OH	6.375%	12/1/2037	NR	10,000,000	10,795,359
County of Washington - Marietta Area Health Care Inc Obligated Group OH	6.625%	12/1/2042	NR	2,540,000	2,730,197
District of Columbia - Children’s National Medical Center Obligated Group	5.00%	7/15/2034	A1	5,000,000	5,015,002
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR	950,000	1,002,452
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.375%	7/1/2039	NR	2,000,000	2,190,329
Franklin County Industrial Development Authority - Menno- Haven Inc Obligated Group PA	5.00%	12/1/2031	NR	1,000,000	1,018,026
Franklin County Industrial Development Authority - Menno- Haven Inc Obligated Group PA	5.00%	12/1/2033	NR	1,000,000	1,015,039
Glendale Industrial Development Authority - Beatitudes Campus Obligated Group AZ	5.00%	11/15/2036	NR	1,500,000	1,458,864
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%	6/1/2039	Baa2	3,900,000	4,041,483
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%	6/1/2040	Baa2	4,040,000	4,181,813
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%	6/1/2042	Baa2	3,990,000	4,112,127
Greeneville Health & Educational Facilities Board - Ballad Health Obligated Group TN	5.00%	7/1/2035	A-	10,510,000	10,793,431
Greeneville Health & Educational Facilities Board - Ballad Health Obligated Group TN	5.00%	7/1/2036	A-	8,500,000	8,714,871

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Greeneville Health & Educational Facilities Board - Ballad Health Obligated Group TN	5.00%	7/1/2037	A-		$16,655,000	$17,045,112
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple University Health Obligated Group PA	5.00%	7/1/2032	BBB		4,055,000	4,092,567
Illinois Finance Authority - Advocate Aurora Health Obligated Group	4.00%	8/1/2038	AA		11,715,000	11,306,489
Illinois Finance Authority - Ascension Health Credit Group	4.00%	2/15/2033	AA		1,460,000	1,463,890
Illinois Finance Authority - OSF Healthcare System Obligated Group	5.00%	11/15/2045	A		3,250,000	3,250,779
Illinois Finance Authority - University of Chicago Medical Center Obligated Group	4.00%	8/15/2041	A+		10,000,000	9,936,511
Indiana Finance Authority - Ascension Health Credit Group	5.00%	11/15/2041	AA		22,000,000	24,248,226
Indiana Finance Authority - Ascension Health Credit Group	5.00%	11/15/2042	AA		12,250,000	13,435,006
Iowa Finance Authority - Lifespace Communities Inc Obligated Group	5.00%	5/15/2039	BBB	(c)	2,500,000	2,611,209
Iowa Finance Authority - Lifespace Communities Inc Obligated Group	5.00%	5/15/2044	BBB	(c)	3,100,000	3,165,854
Kentucky Economic Development Finance Authority - Masonic Homes of Kentucky Inc Obligated Group	5.375%	11/15/2032	NR		1,185,000	1,167,455
Kentucky Economic Development Finance Authority - Owensboro Health Inc Obligated Group	5.00%	6/1/2029	Baa2		4,235,000	4,281,595
Kentucky Economic Development Finance Authority - Owensboro Health Inc Obligated Group	5.00%	6/1/2032	Baa2		6,000,000	6,048,966
King County Public Hospital District No. 4 WA	6.625%	12/1/2045	NR		7,000,000	7,162,086
Lee County Industrial Development Authority - Cypress Cove at Healthpark Florida Obligated Group FL†(d)	5.25%	10/1/2044	BB+	(c)	1,250,000	1,281,141
Louisville/Jefferson County Metropolitan Government - Norton Healthcare Obligated Group KY	5.00%	10/1/2040	A		3,500,000	3,754,577

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Lynchburg Economic Development Authority - Centra Health Obligated Group VA	5.00%		1/1/2036	A3	$6,000,000	$6,733,878
Lynchburg Economic Development Authority - Centra Health Obligated Group VA	5.25%		1/1/2044	A3	3,000,000	3,300,006
Maricopa County Industrial Development Authority - HonorHealth Obligated Group AZ	5.00%		9/1/2033	A2	500,000	518,002
Maricopa County Industrial Development Authority - HonorHealth Obligated Group AZ	5.00%		9/1/2034	A2	1,000,000	1,034,375
Maricopa County Industrial Development Authority - HonorHealth Obligated Group AZ	5.00%		9/1/2035	A2	1,000,000	1,032,362
Maricopa County Industrial Development Authority - HonorHealth Obligated Group AZ	5.00%		9/1/2036	A2	1,800,000	1,854,893
Maryland Health & Higher Educational Facilities Authority - University of Maryland Medical System Obligated Group	5.00%	#(a)	7/1/2045	A	5,000,000	5,379,235
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%		7/1/2034	BBB-	5,255,000	5,257,875
Massachusetts Development Finance Agency - Dana-Farber Cancer Institute Obligated Group	5.00%		12/1/2036	A	15,000,000	17,022,729
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%		7/1/2035	BBB-	2,000,000	1,948,245
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%		7/1/2037	BBB-	3,930,000	3,723,958
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%		7/1/2038	BBB-	3,100,000	3,125,567
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%		7/1/2039	BBB-	2,750,000	2,768,829

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Vanderbilt University Medical Center Obligated Group TN	5.00%		7/1/2034	A	$19,500,000	$21,849,399
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Vanderbilt University Medical Center Obligated Group TN	5.00%		7/1/2035	A	5,365,000	6,047,677
Michigan Finance Authority - McKenzie Memorial Hospital	4.00%		1/1/2028	NR	12,295,000	12,314,789
Michigan Finance Authority - McLaren Health Care Corp Obligated Group	5.00%		5/15/2033	A1	4,030,000	4,044,602
Michigan Finance Authority - McLaren Health Care Corp Obligated Group	5.00%		5/15/2035	A1	4,945,000	4,961,246
Michigan Finance Authority - McLaren Health Care Obligated Group	5.00%		5/15/2032	A1	10,390,000	10,427,446
Michigan Finance Authority Provident Group - HFH Energy LLC	5.00%		2/28/2038	A3	2,060,000	2,221,088
Michigan Finance Authority Provident Group - HFH Energy LLC	5.25%		2/29/2040	A3	1,400,000	1,518,103
Michigan Finance Authority Provident Group - HFH Energy LLC	5.25%		2/28/2042	A3	1,860,000	1,992,967
Michigan State Hospital Finance Authority - Corewell Health Obligated Group	5.00%	#(a)	8/15/2055	AA	13,000,000	14,266,603
Minnesota Agricultural & Economic Development Board - Fairview Health Services Obligated Group	5.00%		11/15/2036	BBB+	11,750,000	13,030,536
Minnesota Agricultural & Economic Development Board - Fairview Health Services Obligated Group	5.00%		11/15/2040	BBB+	5,720,000	6,196,040
Minnesota Agricultural & Economic Development Board - HealthPartners Obligated Group	5.00%		1/1/2041	A	4,000,000	4,306,228
Minnesota Agricultural & Economic Development Board - HealthPartners Obligated Group	5.00%		1/1/2042	A	4,985,000	5,344,564
Monroe County Hospital Authority - Centurion Foundation Lehigh Valley LLC PA†	5.10%		6/15/2039	NR	10,000,000	10,024,597

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Montana Facility Finance Authority - St John’s Lutheran Ministries Inc Obligated Group(d)	4.10%	11/15/2031	NR	$1,000,000	$1,004,350
Montana Facility Finance Authority - St John’s Lutheran Ministries Inc Obligated Group(d)	4.35%	11/15/2032	NR	1,125,000	1,129,846
Montgomery County Higher Education & Health Authority - Thomas Jefferson University Obligated Group PA	4.00%	9/1/2036	A	1,350,000	1,352,859
Montgomery County Higher Education & Health Authority - Thomas Jefferson University Obligated Group PA	4.00%	9/1/2038	A	2,250,000	2,230,625
Montgomery County Industrial Development Authority - Whitemarsh Continuing Care Retirement Community Obligated PA	5.00%	1/1/2030	NR	1,640,000	1,641,537
New Hampshire Business Finance Authority	5.43%	8/15/2035	NR	5,380,000	5,507,757
New Hampshire Business Finance Authority - Centurion Foundation Wilkens Avenue LLC	5.00%	9/15/2035	NR	4,910,000	4,860,142
New Hampshire Business Finance Authority - NFA UH SPV LLC†	5.625%	12/15/2033	NR	3,875,000	3,966,819
New Hampshire Business Finance Authority - Novant Health Obligated Group	5.00%	12/1/2035	A+	5,500,000	6,066,471
New Hampshire Business Finance Authority - Novant Health Obligated Group	5.25%	6/1/2042	A+	5,500,000	5,985,517
New Hope Cultural Education Facilities Finance Corp. - Bella Vida Forefront Living Obligated Group TX	4.25%	10/1/2030	NR	1,500,000	1,494,134
New Hope Cultural Education Facilities Finance Corp. - SLF CHP LLC TX†	6.25%	7/1/2045	NR	4,000,000	4,254,505
New Hope Cultural Education Facilities Finance Corp. - Children’s Health System of Texas Obligated Group TX	5.25%	8/15/2041	AA	5,000,000	5,603,737

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Hope Cultural Education Facilities Finance Corp. - Children’s Health System of Texas Obligated Group TX	5.25%	8/15/2042	AA	$5,000,000	$5,576,770
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.50%	7/1/2037	AA-	13,000,000	15,562,396
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.50%	7/1/2038	AA-	10,000,000	11,901,521
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.50%	7/1/2039	AA-	10,000,000	11,836,125
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2035	BBB-	3,185,000	3,187,995
New Jersey Health Care Facilities Financing Authority - University Hospital (AG)	5.00%	7/1/2028	AA	2,000,000	2,036,077
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2037	B	1,300,000	1,171,494
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2039	B	2,305,000	2,019,145
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2040	B	1,810,000	1,565,650
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%	7/1/2036	B	1,945,000	1,922,390
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2026	Ba3	1,500,000	1,500,062
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	Ba3	2,700,000	2,702,511
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2030	Ba3	1,100,000	1,100,602

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	Ba3	$1,600,000	$1,599,964
New York State Dormitory Authority - Montefiore Obligated Group	5.25%	11/1/2041	BBB-	1,750,000	1,869,192
New York State Dormitory Authority - Montefiore Obligated Group	5.25%	11/1/2042	BBB-	1,500,000	1,593,978
New York State Dormitory Authority - Montefiore Obligated Group	5.25%	11/1/2043	BBB-	1,400,000	1,482,689
New York State Dormitory Authority - Montefiore Obligated Group	5.50%	11/1/2044	BBB-	1,125,000	1,209,181
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%	10/1/2034	BBB-	1,240,000	1,358,769
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%	10/1/2035	BBB-	1,000,000	1,089,993
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%	10/1/2036	BBB-	1,305,000	1,413,848
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%	10/1/2037	BBB-	1,620,000	1,744,405
New York State Dormitory Authority - White Plains Hospital Obligated Group (AG)	5.25%	10/1/2040	AA	1,500,000	1,670,388
New York State Dormitory Authority - White Plains Hospital Obligated Group (AG)	5.25%	10/1/2041	AA	1,800,000	1,996,809
New York State Dormitory Authority - White Plains Hospital Obligated Group (AG)	5.25%	10/1/2042	AA	3,475,000	3,837,862
New York State Dormitory Authority - White Plains Hospital Obligated Group (AG)	5.25%	10/1/2043	AA	1,750,000	1,924,913
North Carolina Medical Care Commission - Penick Village Obligated Group	4.25%	9/1/2028	NR	1,090,000	1,092,492
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2033	BB+	3,920,000	4,006,042
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2038	BB+	10,050,000	10,189,654

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.25%	8/15/2043	BB+	$6,710,000	$6,785,374
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2037	NR	2,770,000	2,892,210
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.00%	10/1/2041	A+	3,750,000	4,108,910
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.00%	10/1/2042	A+	5,000,000	5,451,530
Palomar Health Obligated Group CA	5.00%	11/1/2036	CCC+	5,280,000	5,280,687
Pennsylvania Economic Development Financing Authority - UPMC Obligated Group	4.00%	4/15/2038	A	3,095,000	3,074,904
Pennsylvania Economic Development Financing Authority - UPMC Obligated Group	5.00%	6/15/2036	A	5,000,000	5,641,482
Pennsylvania Economic Development Financing Authority - UPMC Obligated Group	5.00%	12/15/2038	A	6,600,000	7,338,853
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	4.00%	11/1/2042	A	13,960,000	13,463,549
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	5.25%	11/1/2040	A	5,000,000	5,456,594
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	5.25%	11/1/2041	A	9,000,000	9,787,003
Philadelphia Authority for Industrial Development - Thomas Jefferson University Obligated Group PA	5.00%	9/1/2035	A	5,000,000	5,046,555
Public Finance Authority - Proton International Alabama LLC WI†(b)	6.85%	10/1/2047	NR	1,410,000	141,000
Public Finance Authority - RBS Evolution LLC WI†	10.00%	11/1/2038	NR	3,500,000	3,882,005
Rockland County Economic Assistance Corp. - Bon Secours Health System Inc Obligated Group NY	6.50%	11/1/2030	NR	10,000,000	10,318,579

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Rockland County Economic Assistance Corp. - Bon Secours Health System Inc Obligated Group NY	7.25%		11/1/2045	NR		$2,500,000	$2,795,585
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.25%		11/1/2041	A+		7,500,000	8,302,900
Southeastern Ohio Port Authority - Marietta Area Healthcare Inc Obligated Group	5.00%		12/1/2035	B	(c)	3,850,000	3,777,147
Southeastern Ohio Port Authority - Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2029	B	(c)	2,085,000	2,085,306
Tarrant County Cultural Education Facilities Finance Corp. - Ascension Health Credit Group TX	5.00%	#(a)	11/15/2051	AA		12,000,000	13,547,750
Tulsa County Industrial Authority - Montereau Obligated Group OK	5.25%		11/15/2037	BBB-	(c)	1,250,000	1,264,688
Washington Health Care Facilities Authority - CommonSpirit Health Obligated Group	5.00%		9/1/2041	A-		3,725,000	4,031,993
Washington Health Care Facilities Authority - Multicare Health System Obligated Group	5.00%	#(a)	8/15/2055	A		20,000,000	21,569,890
Washington Health Care Facilities Authority - Providence St Joseph Health Obligated Group	4.00%	#(a)	10/1/2042	A		13,220,000	13,518,928
Washington Health Care Facilities Authority - Providence St Joseph Health Obligated Group	5.00%		10/1/2035	A		12,500,000	14,030,712
Washington Health Care Facilities Authority - Providence St Joseph Health Obligated Group	5.00%		10/1/2035	A		30,000,000	33,724,299
Washington State Housing Finance Commission - Horizon House Obligated Group	4.375%		1/1/2033	BB	(c)	15,290,000	15,362,603
West Virginia Hospital Finance Authority - West Virginia United Health System Obligated Group	4.00%		6/1/2030	A		5,500,000	5,502,299
Westchester County Local Development Corp. - New York Blood Center Inc	5.00%		7/1/2035	Baa1		3,000,000	3,275,191

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Westchester County Local Development Corp. - New York Blood Center Inc	5.00%		7/1/2038	Baa1	$3,075,000	$3,308,403
Winchester Economic Development Authority - Valley Health Obligated Group VA	5.00%		1/1/2042	A+	2,160,000	2,325,991
Wisconsin Health & Educational Facilities Authority - Centurion Foundation Se Wisconsin LLC	5.00%		9/15/2035	NR	3,660,000	3,622,835
Wisconsin Health & Educational Facilities Authority - Centurion Foundation Se Wisconsin LLC	5.00%		9/15/2035	NR	1,210,000	1,197,713
Wisconsin Health & Educational Facilities Authority - Hospital Sisters Services Obligated Group	5.00%		8/15/2035	A+	2,000,000	2,243,883
Wisconsin Health & Educational Facilities Authority - Hospital Sisters Services Obligated Group	5.00%		8/15/2036	A+	3,250,000	3,619,917
Wisconsin Health & Educational Facilities Authority - Hospital Sisters Services Obligated Group	5.00%		8/15/2037	A+	3,540,000	3,915,877
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.00%		2/15/2032	A+	12,500,000	13,594,391
Yuma Industrial Development Authority - Yuma Regional Medical Center Obligated Group AZ (AG)	5.25%		8/1/2042	AA	2,125,000	2,358,064
Yuma Industrial Development Authority - Yuma Regional Medical Center Obligated Group AZ (AG)	5.25%		8/1/2043	AA	2,250,000	2,491,062
Total						1,017,877,105

Housing 13.40%
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	AA-	14,916,922	14,884,649
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	BBB	7,458,461	7,097,480
California Municipal Finance Authority - Park Western Housing LP (FNMA)	2.65%		8/1/2036	Aa1	4,132,494	3,684,874
Colorado Housing & Finance Authority (FHLMC), (FNMA), (GNMA)	6.00%		11/1/2055	AAA	7,370,000	8,148,473

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Colorado Housing & Finance Authority (FHLMC), (FNMA), (GNMA)	6.25%		5/1/2055	AA	$9,965,000	$11,143,316
Colorado Housing & Finance Authority (FHLMC), (FNMA), (GNMA)	6.50%		5/1/2055	AAA	8,075,000	9,097,369
Colorado Housing & Finance Authority (GNMA)	6.00%		5/1/2053	AA	10,050,000	10,900,770
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%		6/1/2047	NR	5,000,000	3,678,783
DeKalb County Housing Authority - HADC Windmont Pointe LLC GA	4.00%		7/1/2036	A+	3,500,000	3,483,599
EP Cimarron Ventanas PFC TX	4.125%		12/1/2039	A+	6,315,000	6,315,003
EP Forty649 PFC TX	4.00%		1/1/2037	A+	23,000,000	22,545,016
EP The Arthur Public Facility Corp. TX	4.125%		7/1/2036	A+	25,000,000	24,732,568
Florida Housing Finance Corp. (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2056	Aaa	6,690,000	7,380,838
FW Ramble Public Facility Corp TX	4.00%		10/1/2035	A+	7,250,000	7,119,077
FW Ramble Public Facility Corp TX	4.25%		4/1/2039	A+	23,280,000	23,317,320
Idaho Housing & Finance Association (FHLMC), (FNMA), (GNMA)(d)	6.00%		1/1/2057	Aa1	4,200,000	4,708,248
Idaho Housing & Finance Association (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2056	Aa1	5,895,000	6,629,862
Illinois Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.25%		10/1/2055	Aaa	15,110,000	16,928,859
Indiana Finance Authority - CHF-Tippecanoe LLC	5.00%		6/1/2038	BBB-	1,550,000	1,621,758
Indiana Finance Authority - CHF-Tippecanoe LLC	5.00%		6/1/2043	BBB-	2,525,000	2,586,421
Industrial Development Authority of the City of Phoenix Arizona - Downtown Phoenix Student Housing LLC AZ	5.00%		7/1/2032	Baa3	1,080,000	1,103,160
Maine State Housing Authority	3.75%		11/15/2038	AA+	2,940,000	2,908,191
Maryland Community Development Administration Residential Revenue	3.00%		9/1/2039	Aa1	10,000,000	9,013,231
Miami-Dade County Industrial Development Authority - PRG - Casa Properties LLC FL†	5.375%	#(a)	7/1/2065	NR	12,000,000	12,567,289
Michigan State Housing Development Authority	3.10%		12/1/2044	AA+	9,375,000	8,064,371

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Michigan State Housing Development Authority	6.00%		12/1/2056	AA+	$7,000,000	$7,755,221
Michigan State Housing Development Authority	6.25%		6/1/2055	AA+	8,465,000	9,238,144
Michigan State Housing Development Authority	6.25%		12/1/2055	AA+	15,505,000	17,077,159
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+	9,330,000	10,344,173
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%		1/1/2055	AA+	3,305,000	3,684,995
Mississippi Home Corp. (FHLMC), (FNMA), (GNMA)	7.50%		6/1/2044	Aa1	625,000	763,893
Mississippi Home Corp. (FHLMC), (FNMA), (GNMA)	7.50%		6/1/2049	Aa1	940,000	1,129,221
Montana Board of Housing (FHLMC), (FNMA), (GNMA)	5.75%		6/1/2055	AA+	8,295,000	8,974,348
Nebraska Investment Finance Authority (FHLMC), (FNMA), (GNMA)	6.25%		9/1/2055	AAA	3,750,000	4,145,701
New Hampshire Business Finance Authority	4.125%	#(a)	4/20/2043	AA-	13,489,521	13,209,881
New Hampshire Business Finance Authority	4.22%	#(a)	11/20/2042	BBB	4,460,266	4,191,906
New Hampshire Business Finance Authority	4.75%	#(a)	6/20/2041	AA-	14,454,154	14,910,900
New Hampshire Business Finance Authority - National Finance Authority Municipal Certificates Series 2026-2	4.42%	#(a)	2/20/2043	AA-	21,987,227	22,391,357
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	4.375%		12/15/2031	Baa3	750,000	762,929
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	5.25%		12/15/2031	NR	2,100,000	2,164,764
New York City Housing Development Corp. NY	3.25%	#(a)	11/1/2065	AA+	5,000,000	5,032,613
New York State Housing Finance Agency - West 38TH Street LLC (FHLMC)	3.57%	#(a)	5/1/2042	Aa1	22,255,000	22,410,093
New York State Housing Finance Agency - West 62nd Street LLC	3.60%	#(a)	11/1/2044	Aa1	23,000,000	23,216,991

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%	1/1/2055	AA+	$3,705,000	$3,978,619
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%	1/1/2056	AA+	11,895,000	13,490,564
North Dakota Housing Finance Agency	4.00%	1/1/2051	Aa1	3,640,000	3,666,868
North Dakota Housing Finance Agency	6.00%	7/1/2055	Aa1	5,780,000	6,377,170
North Dakota Housing Finance Agency	6.00%	1/1/2056	Aa1	3,710,000	4,051,536
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%	3/1/2056	Aa1	8,120,000	8,908,745
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	7.00%	3/1/2049	Aa1	3,500,000	4,096,008
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	7.50%	3/1/2049	Aa1	3,000,000	3,631,934
Oklahoma Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%	3/1/2057	Aaa	26,935,000	30,645,636
Pennsylvania Housing Finance Agency	2.60%	4/1/2046	AA+	6,545,000	5,090,198
Pennsylvania Housing Finance Agency	3.20%	10/1/2041	AA+	13,030,000	11,714,830
Pennsylvania Housing Finance Agency	3.50%	4/1/2051	AA+	210,000	209,882
Pennsylvania Housing Finance Agency	6.25%	10/1/2055	Aa1	11,800,000	13,306,851
Pennsylvania Housing Finance Agency	6.25%	10/1/2056	Aa1	5,000,000	5,590,558
Pennsylvania Housing Finance Agency	6.50%	10/1/2055	Aa1	20,514,122	23,307,450
Pennsylvania Housing Finance Agency AMT	3.65%	10/1/2042	AA+	2,500,000	2,420,780
Public Finance Authority WI	5.40%	6/20/2044	A-	4,000,000	4,295,046
South Carolina Jobs-Economic Development Authority - Sixteenth Floor Obligated Group	4.00%	12/1/2035	A+	10,000,000	9,995,735
South Carolina Jobs-Economic Development Authority - Sixteenth Floor Obligated Group	4.25%	12/1/2036	A+	8,500,000	8,624,124
South Dakota Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.00%	11/1/2056	AAA	5,000,000	5,607,110
South Dakota Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.25%	11/1/2056	AAA	8,425,000	9,286,729
State of Oregon Housing & Community Services Department (FHLMC), (FNMA), (GNMA)	6.25%	7/1/2055	Aa2	7,155,000	7,959,271
Texas Department of Housing & Community Affairs (GNMA)	5.50%	7/1/2053	AA+	6,520,000	6,977,324

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Texas Department of Housing & Community Affairs (GNMA)	5.75%	3/1/2054	Aaa		$6,390,000	$6,917,329
Texas Department of Housing & Community Affairs (GNMA)	6.00%	3/1/2053	Aaa		7,175,000	7,819,667
Texas Department of Housing & Community Affairs (GNMA)	6.00%	1/1/2057	AA+		16,000,000	18,007,699
Texas Department of Housing & Community Affairs (GNMA)	6.25%	1/1/2056	AA+		19,675,000	21,984,638
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.25%	7/1/2055	Aa2		14,905,000	16,601,988
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.50%	7/1/2055	Aa2		9,480,000	10,478,681
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.75%	7/1/2055	Aa2		10,800,000	12,325,165
Virginia Beach Development Authority - Westminster- Canterbury on Chesapeake Bay Obligated Group	5.375%	9/1/2029	BB+	(c)	5,000,000	5,014,514
Washington State Housing Finance Commission	3.50%	12/20/2035	BBB+		4,546,372	4,390,496
Washington State Housing Finance Commission - Provident Group - SH II Properties LLC (BAM)†	5.00%	7/1/2034	AA		1,000,000	1,096,145
Washington State Housing Finance Commission - Provident Group - SH II Properties LLC (BAM)†	5.00%	7/1/2035	AA		1,000,000	1,099,505
Washington State Housing Finance Commission - Provident Group - SH II Properties LLC (BAM)†	5.00%	7/1/2036	AA		1,000,000	1,090,954
Washington State Housing Finance Commission - Provident Group - SH II Properties LLC (BAM)†	5.00%	7/1/2040	AA		1,000,000	1,067,655
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2044	BBB-		4,950,000	5,145,947
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2049	BBB-		8,805,000	9,004,793
Washington State Housing Finance Commission (FHLMC), (FNMA), (GNMA)	6.25%	6/1/2054	Aaa		7,190,000	7,863,999

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Wisconsin Housing & Economic Development Authority Home Ownership Revenue (FHLMC), (FNMA), (GNMA)	5.75%		9/1/2056	AA+	$7,000,000	$7,647,316
Wisconsin Housing & Economic Development Authority Home Ownership Revenue (FHLMC), (FNMA), (GNMA)	6.25%		9/1/2055	AA+	6,115,000	6,761,276
Wisconsin Housing & Economic Development Authority Housing Revenue	3.75%	#(a)	11/1/2055	AA+	3,500,000	3,510,565
Wyoming Community Development Authority	5.00%		12/1/2039	AA+	8,360,000	9,057,691
Total						751,183,805

Lease Obligations 1.19%
Empire State Development Corp. - State of New York Sales Tax Revenue NY	3.00%		3/15/2040	AA+	6,925,000	6,136,044
Illinois Sports Facilities Authority (AG)	5.00%		6/15/2027	AA	3,000,000	3,015,700
Jefferson County School District Finance Corp. - Jefferson County Board of Education/KY (ST INTERCEPT)	3.00%		12/1/2035	AA-	3,750,000	3,586,914
Manatee County School District FL	5.00%		7/1/2039	A+	8,100,000	9,112,992
Municipal Improvement Corp. of Los Angeles - City of Los Angeles CA	5.00%		5/1/2042	A+	15,775,000	17,581,105
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%		6/15/2033	A1	7,215,000	7,601,687
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%		6/15/2034	A1	13,645,000	14,348,138
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%		6/15/2036	A1	1,320,000	1,354,563
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A+	2,400,000	2,403,392
New Jersey Transportation Trust Fund Authority - State of New Jersey	3.25%		6/15/2039	A1	2,000,000	1,843,027
Total						66,983,562

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Multi-Family Housing 0.89%
FW Chaparral PFC TX	4.00%		10/1/2035	A+	$4,500,000	$4,462,915
King County Housing Authority WA	3.50%		5/1/2038	AAA	10,000,000	9,523,216
Michigan State Housing Development Authority	3.80%		10/1/2038	AA+	10,000,000	9,848,550
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3	7,124,527	6,843,924
New Hampshire Business Finance Authority	4.22%	#(a)	11/20/2042	AA-	19,823,406	19,453,705
Total						50,132,310

Other Revenue 1.95%
City of Houston Hotel Occupancy Tax & Special Revenue TX	5.00%		9/1/2038	A-	4,100,000	4,569,882
City of Houston Hotel Occupancy Tax & Special Revenue TX	5.00%		9/1/2039	A-	3,000,000	3,321,770
City of Houston Hotel Occupancy Tax & Special Revenue TX	5.00%		9/1/2042	A-	3,500,000	3,829,156
City of Pembroke Pines FL	3.00%		7/1/2037	AA	5,390,000	4,905,262
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.00%		12/1/2033	BBB-	2,000,000	2,049,456
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.25%		12/1/2038	BBB-	1,650,000	1,687,836
County of St Johns FL	5.00%		10/1/2041	Aaa	7,090,000	7,858,960
Development Authority for Fulton County - Robert W Woodruff Arts Center Inc GA	5.00%		3/15/2036	A2	2,500,000	2,834,395
Development Authority for Fulton County - Robert W Woodruff Arts Center Inc GA	5.00%		3/15/2039	A2	3,750,000	4,171,424
Illinois Finance Authority - Field Museum of Natural History	3.684% (SOFR * .70 + 1.15%	)#	11/1/2034	A1	4,250,000	4,265,852
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group AZ†(b)	5.00%		7/1/2035	NR	5,000,000	4,000,000
Maricopa County Industrial Development Authority - Legacy Traditional School Obligated Group AZ†	5.00%		7/1/2039	BBB-	2,055,000	2,082,012

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Maricopa County Industrial Development Authority - Paragon Management Inc AZ†	5.00%		7/1/2036	BB+	$2,500,000	$2,500,635
Maryland Economic Development Corp Chesapeake Bay Conference Center(b)	5.00%		12/1/2016	NR	700,000	469,000
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	2,500,000	2,628,450
Public Finance Authority - Inperium Inc Obligated Group WI†	5.50%		12/1/2044	NR	2,500,000	2,573,546
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2037	AA+	5,000,000	5,589,934
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2041	AA+	9,000,000	9,907,526
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		11/15/2039	AA+	13,050,000	14,728,498
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		11/15/2042	AA+	10,000,000	11,171,031
Trust for Cultural Resources of The City of New York - Lincoln Center for the Performing Arts Inc NY	5.00%		12/1/2032	A-	7,500,000	8,405,435
Trust for Cultural Resources of The City of New York - Lincoln Center for the Performing Arts Inc NY	5.00%		12/1/2035	A-	5,250,000	5,959,595
Total						109,509,655

Pollution Control 0.86%
Baldwin County Industrial Development Authority - Novelis Corp AL AMT†	4.30%	#(a)	3/1/2056	BB	27,100,000	27,142,834
California Pollution Control Financing Authority - Republic Services Inc AMT†	2.95%	#(a)	11/1/2042	A-	6,250,000	6,249,148

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Pollution Control (continued)
California Pollution Control Financing Authority - Republic Services Inc AMT†	2.95%	#(a)	11/1/2042	A-	$6,500,000	$6,499,113
Florida Development Finance Corp. - Waste Pro USA Inc AMT	4.35%	#(a)	4/1/2037	NR	8,335,000	8,399,779
Total						48,290,874

Pre-Refunded 0.00%
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	4.00%		2/15/2034	NR	15,000	15,136

Special Tax 1.14%
Allentown Neighborhood Improvement Zone Development Authority - Allentown Neighborhood Improvement Zone Center City Investment Corp Revenue PA†	5.00%		5/1/2032	Ba2	1,250,000	1,258,939
Allentown Neighborhood Improvement Zone Development Authority - Allentown Neighborhood Improvement Zone Total Waterfront Revenue PA†	6.00%		5/1/2042	NR	1,660,000	1,757,911
County of Orange CA Community Facilities District No 2015-1	5.00%		8/15/2033	NR	1,370,000	1,371,761
County of Orange CA Community Facilities District No 2015-1	5.00%		8/15/2035	NR	975,000	976,236
Deseret Public Infrastructure District No. 2 Special Desert Assessment Area UT†	6.125%		12/1/2046	NR	2,850,000	2,928,459
Industrial Development Authority of the City of St. Louis Missouri	4.375%		11/15/2035	NR	3,980,000	3,775,457
Industrial Development Authority of the City of St. Louis Missouri	4.75%		11/15/2047	NR	3,000,000	2,585,969
Lakewood Ranch Stewardship District FL	6.125%		5/1/2043	NR	2,240,000	2,463,658
Miami World Center Community Development District FL	4.75%		11/1/2027	NR	395,000	399,834
Mida Mountain Village Public Infrastructure District UT†	4.50%		8/1/2040	NR	1,250,000	1,258,589

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2028	NR	$360,000	$362,816
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	881,776
Prairie Point Community Authority Board Special Improvement District No. 1 CO	5.00%	12/1/2035	NR	1,000,000	1,019,865
Prairie Point Community Authority Board Special Improvement District No. 1 CO	5.375%	12/1/2040	NR	2,175,000	2,227,764
River Islands Public Financing Authority CA Special Tax (AG)	5.00%	9/1/2042	AA	4,000,000	4,293,853
State of Connecticut Special Tax Revenue	5.00%	7/1/2036	AA	5,000,000	5,643,022
State of Connecticut Special Tax Revenue	5.00%	7/1/2037	AA	6,000,000	6,730,767
State of Connecticut Special Tax Revenue	5.00%	7/1/2038	AA	5,000,000	5,579,396
Utah City West Public Infrastructure District No. 1 Assessment Area No. 1†	5.00%	12/1/2041	NR	1,275,000	1,302,448
Utah City West Public Infrastructure District No. 1 Assessment Area No. 1†	5.50%	12/1/2046	NR	1,050,000	1,079,276
Village Community Development District No. 12 FL	3.80%	5/1/2028	NR	830,000	834,626
Village Community Development District No. 12 FL	4.00%	5/1/2033	NR	1,750,000	1,753,358
Village Community Development District No. 13 FL	2.85%	5/1/2036	NR	1,835,000	1,652,279
Village Community Development District No. 13 FL	3.00%	5/1/2029	NR	295,000	291,530
Village Community Development District No. 13 FL†	3.00%	5/1/2035	NR	3,300,000	3,082,947
Village Community Development District No. 13 FL†	3.25%	5/1/2040	NR	4,115,000	3,691,426
Village Community Development District No. 13 FL	3.375%	5/1/2034	NR	2,415,000	2,328,196
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%	12/1/2044	NR	2,086,570	2,181,947
Total					63,714,105

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue 4.10%
Allentown Neighborhood Improvement Zone Development Authority - Allentown Neighborhood Improvement Zone Center City Investment Corp Revenue PA†	5.375%	5/1/2042	NR	$5,500,000	$5,579,310
Chicago Transit Authority Sales Tax Receipts Fund IL	5.00%	12/1/2041	A+	4,750,000	5,222,499
Chicago Transit Authority Sales Tax Receipts Fund IL	5.00%	12/1/2042	A+	3,800,000	4,153,022
Chicago Transit Authority Sales Tax Receipts Fund IL	5.00%	12/1/2043	A+	2,000,000	2,178,955
City of Miami FL	5.00%	1/1/2041	AA	7,590,000	8,318,756
City of Wichita K-96 Greenwich STAR Bond District Phase III KS†	4.125%	9/1/2033	NR	1,230,000	1,236,209
County of Cook Sales Tax Revenue IL	4.00%	11/15/2034	AA-	3,750,000	3,774,027
Downtown Revitalization Public Infrastructure District - City of Salt Lake City Revitalization Sales Tax Revenue UT (AG)	5.25%	6/1/2041	AA	1,750,000	1,969,378
Downtown Revitalization Public Infrastructure District - City of Salt Lake City Revitalization Sales Tax Revenue UT (AG)	5.25%	6/1/2042	AA	2,000,000	2,246,546
Empire State Development Corp. - State of New York Personal Income Tax Revenue	3.00%	3/15/2040	AA+	6,245,000	5,518,297
Mida Mountain Village Public Infrastructure District - Military Installation Development Authority Military Recreation Facilities Project Area UT†	5.50%	6/15/2039	NR	2,380,000	2,466,556
Military Installation Development Authority Military Recreation Facilities Project Area UT	4.00%	6/1/2041	NR	2,000,000	1,895,827
New York City Transitional Finance Authority Building Aid Revenue NY (ST AID WITHHLDG)	5.25%	7/15/2036	AA	11,700,000	12,228,354
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.00%	11/1/2037	AAA	2,530,000	2,347,590

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2037	AAA	$2,550,000	$2,920,196
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2039	AAA	5,000,000	5,486,289
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2039	AAA	5,000,000	5,636,670
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2040	AAA	3,500,000	3,913,424
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2041	AAA	3,250,000	3,613,362
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2042	AAA	10,250,000	11,364,686
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2042	AAA	7,500,000	8,224,819
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2042	AAA	8,140,000	9,005,653
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2042	AAA	7,000,000	7,710,464
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2043	AAA	6,500,000	7,190,226
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2043	AAA	13,300,000	14,681,121
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2044	AAA	22,620,000	24,885,585
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	5/1/2044	AAA	8,500,000	9,497,820
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	3.00%	2/15/2038	AA+	1,485,000	1,349,279

56	See Notes to Schedule of Investments.

 Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	3.00%		3/15/2040	Aa1	$3,420,000	$3,051,347
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%		3/15/2037	Aa1	1,750,000	2,004,614
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%		3/15/2038	Aa1	3,250,000	3,700,560
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%		3/15/2041	Aa1	7,400,000	8,159,823
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%		3/15/2042	Aa1	3,250,000	3,621,212
New York State Dormitory Authority - State of New York Sales Tax Revenue	5.00%		3/15/2038	AA+	8,815,000	8,933,363
New York State Housing Finance Agency - State of New York Personal Income Tax Revenue	3.45%	#(a)	6/15/2054	Aa1	1,500,000	1,511,447
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2031	NR	1,774,000	1,518,773
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	11,643,000	9,258,519
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	81,000	77,312
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	268,000	268,946
Williston Parks & Recreation District ND (AG)	5.00%		12/1/2040	AA	11,825,000	12,989,561
Total						229,710,397

Taxable Revenue - Water & Sewer 0.33%
City of Birmingham Regional Water Works AL†	3.75%		9/1/2026	NR	7,750,000	7,747,825
New Jersey Economic Development Authority - New Jersey-American Water Co Inc AMT	3.75%	#(a)	11/1/2034	A+	5,500,000	5,557,823
Pittsburgh Water & Sewer Authority PA (AG)	5.00%		9/1/2037	AA	4,750,000	5,272,500
Total						18,578,148

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco 0.45%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	$20,000,000	$15,689,068
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	35,000,000	1,443,918
Northern Tobacco Securitization Corp. AK	4.00%	6/1/2050	BBB-	425,000	419,826
Tobacco Settlement Financing Corp. RI	5.00%	6/1/2027	A	2,500,000	2,504,344
Tobacco Settlement Financing Corp. RI	5.00%	6/1/2028	BBB	2,000,000	2,002,153
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-	3,690,000	3,023,448
Total					25,082,757

Transportation 13.30%
Build NYC Resource Corp. - TRIPS Obligated Group NY AMT	5.50%	7/1/2043	BBB+	1,230,000	1,341,597
Build NYC Resource Corp. - TRIPS Obligated Group NY AMT	5.50%	7/1/2044	BBB+	1,265,000	1,369,841
Build NYC Resource Corp. - TRIPS Obligated Group NY AMT	5.50%	7/1/2045	BBB+	1,500,000	1,610,659
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AG) AMT	4.25%	7/1/2043	AA	5,390,000	5,428,218
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AG) AMT	5.25%	7/1/2041	AA	3,500,000	3,944,030
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AG) AMT	5.25%	7/1/2042	AA	2,250,000	2,522,326
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.00%	7/1/2035	A	1,825,000	2,066,316
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.00%	7/1/2036	A	1,625,000	1,847,187
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.00%	7/1/2037	A	1,500,000	1,692,103

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2040	A		$2,250,000	$2,490,628
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2042	A		3,000,000	3,290,098
California Municipal Finance Authority - LAX Integrated Express Solutions LLC (AG) AMT	3.25%	12/31/2032	AA		5,235,000	5,109,514
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2036	BB+	(c)	3,215,000	3,294,422
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2037	BB+	(c)	7,000,000	7,161,454
Central Texas Turnpike System	5.00%	8/15/2040	A-		5,500,000	5,992,227
Chicago Midway International Airport IL AMT	5.00%	1/1/2037	A		5,225,000	5,618,399
Chicago Midway International Airport IL AMT	5.00%	1/1/2038	A		4,000,000	4,278,396
Chicago O’Hare International Airport IL	4.00%	1/1/2038	A+		6,820,000	6,850,996
Chicago O’Hare International Airport IL	5.00%	1/1/2041	A+		3,750,000	4,114,467
Chicago O’Hare International Airport IL	5.00%	1/1/2042	A+		5,000,000	5,460,865
Chicago O’Hare International Airport IL	5.00%	1/1/2043	A+		5,000,000	5,459,734
Chicago O’Hare International Airport IL	5.00%	1/1/2044	A+		4,500,000	4,877,661
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2036	AA		2,000,000	2,192,060
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2038	AA		2,745,000	2,979,220
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2039	AA		2,385,000	2,613,924
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2041	AA		1,955,000	2,121,694
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2042	AA		1,645,000	1,778,789

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2043	AA		$1,820,000	$1,961,504
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2038	A+		5,000,000	5,462,764
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2039	A+		4,250,000	4,620,201
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2040	A+		4,000,000	4,359,060
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2040	A+		4,500,000	4,949,570
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2041	A+		2,150,000	2,327,120
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2042	A+		2,450,000	2,641,009
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2042	A+		5,000,000	5,433,514
Chicago O’Hare International Airport IL AMT	5.50%	1/1/2044	A+		2,625,000	2,860,929
City of Austin Airport System Revenue TX AMT	5.00%	11/15/2041	A+		6,000,000	6,538,693
City of Austin Airport System Revenue TX AMT	5.00%	11/15/2042	A+		3,160,000	3,421,542
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%	7/15/2027	BB+	(c)	1,000,000	1,015,524
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%	7/15/2035	Ba2		12,500,000	13,656,066
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%	7/15/2035	BB+		11,800,000	12,762,999
City of Houston Airport System Revenue TX AMT	5.25%	7/1/2037	A+		4,000,000	4,512,371
City of Houston Airport System Revenue TX AMT	5.25%	7/1/2038	A+		3,200,000	3,588,006
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2037	A+		7,500,000	7,706,268
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2036	A+		1,500,000	1,669,855

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2037	A+	$2,325,000	$2,573,685
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2039	A+	3,000,000	3,292,900
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2041	A+	4,425,000	4,816,356
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2042	A+	3,500,000	3,794,843
Columbus Regional Airport Authority OH AMT	5.00%		1/1/2039	A	9,000,000	9,763,531
County of Harris Toll Road Revenue TX	3.00%		8/15/2038	Aa1	1,730,000	1,578,210
County of Lee Airport Revenue FL AMT	5.00%		10/1/2036	A2	8,015,000	8,760,660
County of Lee Airport Revenue FL AMT	5.00%	#(a)	10/1/2056	A2	11,025,000	11,839,874
County of Miami-Dade Aviation Revenue - County of Miami-Dade Aviation Revenue FL AMT(d)	5.00%		10/1/2037	A+	5,000,000	5,552,857
Dallas Fort Worth International Airport TX	5.00%		11/1/2038	AA-	3,000,000	3,274,867
Dallas Fort Worth International Airport TX	5.00%		11/1/2039	AA-	2,750,000	3,020,442
Dallas Fort Worth International Airport TX AMT	5.25%		11/1/2041	AA-	8,000,000	8,768,103
Dallas Fort Worth International Airport TX AMT	5.25%		11/1/2042	AA-	6,300,000	6,874,096
Delaware River Joint Toll Bridge Commission PA(d)	5.00%		7/1/2036	A+	1,000,000	1,157,882
Delaware River Joint Toll Bridge Commission PA(d)	5.00%		7/1/2037	A+	1,775,000	2,039,523
Delaware River Joint Toll Bridge Commission PA(d)	5.00%		7/1/2038	A+	1,175,000	1,341,086
Delaware River Joint Toll Bridge Commission PA(d)	5.00%		7/1/2039	A+	2,000,000	2,271,806
Delaware River Port Authority PA	5.00%		1/1/2036	AA-	6,500,000	7,411,947
Delaware River Port Authority PA	5.00%		1/1/2037	AA-	6,000,000	6,781,382
Delaware River Port Authority PA	5.00%		1/1/2038	AA-	6,000,000	6,741,242
Delaware River Port Authority PA	5.00%		1/1/2039	AA-	5,250,000	5,879,325

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	Zero Coupon	#(a)	7/15/2032	NR	$5,500,000	$1,540,000
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	12.00%	#(a)	7/15/2059	NR	4,500,000	1,260,000
Grand Parkway Transportation Corp. TX	5.45%		10/1/2034	AA+	5,000,000	5,270,524
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2043	BBB+	12,500,000	12,522,329
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2050	BBB+	25,060,000	25,104,765
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(a)	12/1/2043	BBB+	25,500,000	26,434,294
Illinois State Toll Highway Authority	5.00%		1/1/2038	AA-	10,105,000	10,117,991
Kenton County Airport Board KY AMT	5.00%		1/1/2035	A1	3,500,000	3,864,779
Kenton County Airport Board KY AMT	5.00%		1/1/2036	A1	6,625,000	7,278,314
Kenton County Airport Board KY AMT	5.25%		1/1/2039	A1	1,795,000	1,970,642
Kenton County Airport Board KY AMT	5.25%		1/1/2041	A1	2,725,000	2,958,689
Kenton County Airport Board KY AMT	5.25%		1/1/2043	A1	4,355,000	4,691,597
Maryland Economic Development Corp. - City of Baltimore Port Covington Development District Tax Allocation	4.00%		9/1/2040	NR	5,000,000	4,656,364
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2034	A1	1,250,000	1,376,285
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2035	A1	2,595,000	2,846,129
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2036	A1	1,000,000	1,114,986
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2037	A1	1,250,000	1,386,878

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Metropolitan Nashville Airport Authority TN AMT	5.50%	7/1/2038	A1	$1,500,000	$1,657,953
New Jersey Economic Development Authority - DRP Urban Renewal 4 LLC AMT†	6.375%	1/1/2035	NR	4,250,000	4,515,091
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.125%	1/1/2034	A-	5,010,000	5,032,140
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2034	A1	10,000,000	11,075,835
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2035	A1	2,250,000	2,499,948
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2037	A1	4,250,000	4,669,804
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2037	A1	4,000,000	4,446,423
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2038	A1	1,000,000	1,093,037
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2039	A1	3,000,000	3,280,740
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2041	A1	9,000,000	9,964,660
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2042	A1	10,500,000	11,567,431
New Orleans Aviation Board LA	5.00%	1/1/2041	A2	1,000,000	1,082,477
New Orleans Aviation Board LA	5.00%	1/1/2042	A2	3,775,000	4,064,419
New Orleans Aviation Board LA	5.00%	1/1/2043	A2	4,170,000	4,478,437
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa2	29,000,000	30,999,121
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa2	21,750,000	24,300,860

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - JFK International Air Terminal LLC	5.00%	12/1/2034	Baa1	$2,000,000	$2,153,368
New York Transportation Development Corp. - JFK NTO LLC (AG) AMT	5.25%	6/30/2039	AA	1,400,000	1,516,878
New York Transportation Development Corp. - JFK NTO LLC (AG) AMT	6.00%	6/30/2043	AA	3,135,000	3,561,689
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%	6/30/2038	Baa3	1,000,000	1,072,700
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%	6/30/2040	Baa3	1,500,000	1,596,176
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%	6/30/2041	Baa3	1,620,000	1,716,242
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%	6/30/2043	Baa3	8,000,000	8,413,126
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%	6/30/2044	Baa3	11,000,000	11,499,917
New York Transportation Development Corp. - JFK NTO LLC AMT	5.50%	6/30/2038	Baa3	1,000,000	1,067,028
New York Transportation Development Corp. - JFK NTO LLC AMT	6.00%	6/30/2042	Baa3	2,295,000	2,582,290
New York Transportation Development Corp. - JFK NTO LLC AMT	6.00%	6/30/2044	Baa3	2,625,000	2,923,163
New York Transportation Development Corp. - JFK NTO LLC AMT	6.00%	6/30/2054	Baa3	17,000,000	17,826,605
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2032	Baa1	3,000,000	2,999,906
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2033	Baa1	6,480,000	6,479,815

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2027	A2	$3,185,000	$3,189,098
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2030	A2	365,000	382,192
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%		3/1/2035	A	1,500,000	1,516,952
North Carolina Turnpike Authority	5.00%		1/1/2032	BBB	1,000,000	1,009,389
Pennsylvania Turnpike Commission	5.00%		12/1/2039	A+	4,500,000	5,011,159
Pennsylvania Turnpike Commission	5.00%		12/1/2041	A+	5,700,000	6,245,895
Pennsylvania Turnpike Commission	5.00%	#(a)	12/1/2045	AA-	6,500,000	7,215,620
Port of Seattle WA AMT	5.25%		7/1/2041	AA-	4,500,000	4,927,196
Public Finance Authority - Sky Harbour Capital III LLC Obligated Group WI AMT†	6.00%	#(a)	7/1/2060	NR	10,000,000	10,306,388
San Diego County Regional Airport Authority CA AMT	5.00%		7/1/2036	Aa3	3,000,000	3,347,942
San Diego County Regional Airport Authority CA AMT	5.25%		7/1/2037	Aa3	3,000,000	3,431,444
San Diego County Regional Airport Authority CA AMT	5.25%		7/1/2038	Aa3	2,865,000	3,254,731
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%		5/1/2037	Aa3	10,000,000	11,304,770
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%		5/1/2038	Aa3	14,815,000	16,673,568
State of Florida Department of Transportation Turnpike System Revenue	3.00%		7/1/2039	AA	3,000,000	2,661,586
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2038	Baa1	2,500,000	2,636,810
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.50%		6/30/2040	Baa1	2,000,000	2,108,755
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2037	AA-	2,200,000	2,546,960

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Triborough Bridge & Tunnel Authority NY	5.00%	11/15/2037	AA-	$1,750,000	$2,025,991
Triborough Bridge & Tunnel Authority NY	5.00%	11/15/2038	AA-	2,250,000	2,580,826
Triborough Bridge & Tunnel Authority NY	5.00%	11/15/2038	AA-	2,500,000	2,867,584
Triborough Bridge & Tunnel Authority NY	5.00%	11/15/2039	AA-	6,650,000	7,584,635
Triborough Bridge & Tunnel Authority NY	5.00%	11/15/2039	AA-	2,250,000	2,566,230
Triborough Bridge & Tunnel Authority NY	5.00%	11/15/2046	AA-	1,200,000	1,306,202
Triborough Bridge & Tunnel Authority NY	5.00%	11/15/2046	AA-	4,500,000	4,898,259
Tulsa Municipal Airport Trust Trustees - American Airlines Inc OK AMT	6.25%	12/1/2035	B+	6,815,000	7,726,086
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%	1/1/2034	BBB	5,100,000	5,430,296
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%	7/1/2036	BBB	11,165,000	11,780,467
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%	1/1/2036	BBB	2,500,000	2,643,322
Wayne County Airport Authority - Detroit Metropolitan Wayne County Airport MI	5.00%	12/1/2036	A+	2,000,000	2,291,119
Wayne County Airport Authority - Detroit Metropolitan Wayne County Airport MI	5.00%	12/1/2041	A+	2,000,000	2,232,180
Wayne County Airport Authority - Detroit Metropolitan Wayne County Airport MI	5.00%	12/1/2042	A+	2,500,000	2,770,007
Total					745,533,941

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities 20.63%
American Municipal Power, Inc. - American Municipal Power Combined Hydroelectric Revenue OH	5.00%		2/15/2039	A1	$1,000,000	$1,110,234
American Municipal Power, Inc. - American Municipal Power Combined Hydroelectric Revenue OH	5.00%		2/15/2040	A1	1,000,000	1,103,054
American Municipal Power, Inc. - American Municipal Power Combined Hydroelectric Revenue OH	5.00%		2/15/2041	A1	1,100,000	1,201,509
American Municipal Power, Inc. - American Municipal Power Combined Hydroelectric Revenue OH	5.00%		2/15/2042	A1	1,000,000	1,086,182
American Municipal Power, Inc. - American Municipal Power Combined Hydroelectric Revenue OH	5.00%		2/15/2043	A1	1,000,000	1,084,689
Black Belt Energy Gas District AL	3.782% (SOFR * .67 + 1.35%	)#	12/1/2031	A2	38,850,000	38,840,241
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	13,270,000	13,310,995
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	5,000,000	5,051,160
Black Belt Energy Gas District AL	5.00%		7/1/2033	A2	41,150,000	43,127,105
Black Belt Energy Gas District AL	5.00%		1/1/2034	A2	6,650,000	6,976,063
Black Belt Energy Gas District AL	5.00%		10/1/2035	A2	42,165,000	44,483,388
Black Belt Energy Gas District AL	5.00%		12/1/2035	AA-	32,000,000	33,879,232
Black Belt Energy Gas District AL	5.00%		6/1/2036	Baa2	27,500,000	28,915,293
Black Belt Energy Gas District AL	5.00%	#(a)	3/1/2055	A1	25,000,000	26,670,037
Black Belt Energy Gas District AL	5.00%	#(a)	12/1/2055	A1	14,500,000	15,454,723
Black Belt Energy Gas District AL†	5.50%	#(a)	11/1/2056	BBB-	20,230,000	21,783,203
California Community Choice Financing Authority	3.888% (SOFR * .67 + 1.45%	)#	4/1/2056	A1	31,100,000	31,051,608
California Community Choice Financing Authority	5.00%		7/1/2035	Aa2	3,235,000	3,563,953
California Community Choice Financing Authority	5.00%		3/1/2036	Baa1	16,300,000	17,012,162

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
California Community Choice Financing Authority	5.00%	#(a)	2/1/2055	A1	$6,475,000	$6,902,870
California Community Choice Financing Authority	5.25%		2/1/2036	A3	5,250,000	5,753,347
California Pollution Control Financing Authority - Poseidon Resources Channelside LP†	5.00%		7/1/2039	Baa2	5,000,000	5,141,031
Central Valley Energy Authority CA	5.00%	#(a)	12/1/2055	Aa3	18,505,000	19,832,430
Chautauqua County Capital Resource Corp. - NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	7,250,000	7,367,824
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2039	AA+	1,250,000	1,384,778
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2041	AA+	1,500,000	1,657,265
City of Houston Combined Utility System Revenue TX	4.00%		11/15/2037	Aa2	8,010,000	8,010,912
City of Houston Combined Utility System Revenue TX	4.50%		11/15/2038	Aa2	3,225,000	3,230,615
City of San Antonio Electric & Gas Systems Revenue TX	3.15%	#(a)	2/1/2055	Aa3	2,000,000	1,995,251
City of San Antonio Electric & Gas Systems Revenue TX	3.20%	#(a)	2/1/2055	Aa3	26,500,000	26,466,841
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2040	Aa2	4,560,000	5,031,022
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2041	Aa2	2,000,000	2,194,459
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2042	Aa2	5,000,000	5,459,414
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2042	Aa2	1,980,000	2,161,928
City of San Antonio Electric & Gas Systems Revenue TX	5.25%		2/1/2040	Aa2	8,550,000	9,486,828
County of Hillsborough Utility Revenue FL	3.00%		8/1/2038	Aaa	3,110,000	2,862,659
County of Hillsborough Utility Revenue FL	3.00%		8/1/2039	Aaa	3,060,000	2,770,114
County of Hillsborough Utility Revenue FL	3.00%		8/1/2040	Aaa	5,540,000	4,929,127

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
County of Trimble - Louisville Gas and Electric Co KY AMT	4.70%	#(a)	6/1/2054	A1	$6,750,000	$6,808,872
County of Washoe - Sierra Pacific Power Co NV	4.125%	#(a)	3/1/2036	A	5,500,000	5,599,669
Delaware State Economic Development Authority - NRG Energy Inc	4.00%	#(a)	10/1/2045	BBB-	15,500,000	15,688,086
Development Authority of Burke County - Georgia Power Co	2.20%		10/1/2032	A	1,000,000	898,503
Development Authority of Burke County - Oglethorpe Power Corp GA	3.60%	#(a)	11/1/2045	A3	5,115,000	5,196,174
Energy Southeast A Cooperative District AL	4.638% (SOFR * .67 + 2.20%	)#	4/1/2054	A1	5,000,000	5,083,595
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	14,000,000	15,082,794
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	3,400,000	3,740,310
Grand River Dam Authority OK	5.00%		6/1/2039	AA-	3,500,000	3,846,852
Indiana Municipal Power Agency	5.00%		1/1/2037	A+	15,000,000	17,177,211
Indiana Municipal Power Agency	5.00%		1/1/2040	A+	17,790,000	20,009,109
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2033	Baa1	11,295,000	11,321,645
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2034	Baa1	5,000,000	5,011,288
Kentucky Public Energy Authority	4.00%	#(a)	8/1/2052	A1	18,770,000	19,053,868
Kentucky Public Energy Authority	5.00%		6/1/2034	Baa1	15,000,000	15,603,645
Kentucky Public Energy Authority	5.00%		5/1/2036	A1	14,000,000	14,763,468
Kentucky Public Energy Authority	5.00%	#(a)	1/1/2055	A1	14,000,000	14,809,833
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	10,000,000	10,707,397
Long Beach Bond Finance Authority CA	4.051% (3 mo. USD Term SOFR * .67 + 1.43%	)#	11/15/2026	A1	4,000,000	4,007,992
Los Angeles Department of Water & Power Power System Revenue CA	5.00%		7/1/2032	Aa3	4,000,000	4,432,743
Los Angeles Department of Water & Power Power System Revenue CA	5.00%		7/1/2039	Aa3	7,000,000	7,784,694

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Los Angeles Department of Water & Power System Revenue CA	5.00%		7/1/2034	Aa3	$10,000,000	$11,272,298
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2035	AA	1,020,000	1,154,027
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2036	AA	700,000	787,168
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2037	AA	1,125,000	1,256,639
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2038	AA	1,500,000	1,664,572
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2039	AA	1,250,000	1,382,328
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2040	AA	1,500,000	1,651,020
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2041	AA	1,735,000	1,900,971
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2042	AA	1,500,000	1,637,118
Lower Colorado River Authority - LCRA Transmission Services Corp TX	5.00%		5/15/2041	A+	6,810,000	7,446,192
Lower Colorado River Authority - LCRA Transmission Services Corp TX	5.00%		5/15/2042	A+	4,400,000	4,781,763
Luzerne County Industrial Development Authority - Pennsylvania-American Water Co AMT	2.45%	#(a)	12/1/2039	Aa3	4,000,000	3,786,203
Main Street Energy, Inc. GA(d)	5.00%		9/1/2036	A3	8,250,000	8,675,009
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	61,655,000	61,908,710
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	30,235,000	30,816,994
Maricopa County Pollution Control Corp. - El Paso Electric Co AZ	3.60%		2/1/2040	Baa2	5,085,000	4,811,106
Maricopa County Pollution Control Corp. - El Paso Electric Co AZ	3.60%		4/1/2040	Baa2	3,870,000	3,662,345
Minnesota Municipal Gas Agency	5.00%		9/1/2035	Baa1	34,150,000	35,666,540
Montgomery County Industrial Development Authority - Constellation Energy Generation LLC PA	4.10%	#(a)	4/1/2053	BBB+	6,500,000	6,665,269
Municipal Electric Authority of Georgia	5.00%		1/1/2039	A2	1,500,000	1,653,364

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Municipal Electric Authority of Georgia	5.00%		1/1/2040	A2	$1,500,000	$1,641,073
Municipal Electric Authority of Georgia	5.00%		1/1/2042	A2	1,550,000	1,677,238
Municipal Electric Authority of Georgia (BAM)	5.25%		1/1/2041	AA	1,250,000	1,388,050
North Texas Municipal Water District Water System Revenue	3.00%		9/1/2038	AAA	4,825,000	4,422,262
Patriots Energy Group Financing Agency SC	5.25%	#(a)	2/1/2054	Aa1	10,000,000	10,763,028
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1	15,000,000	16,102,621
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	B+	2,200,000	2,202,486
Pennsylvania Economic Development Financing Authority - Waste Management Inc AMT	1.10%	#(a)	6/1/2031	A-	5,000,000	4,964,937
Philadelphia Gas Works Co. PA	5.00%		8/1/2039	A	2,250,000	2,483,753
Philadelphia Gas Works Co. PA	5.00%		8/1/2042	A	2,000,000	2,171,541
Philadelphia Gas Works Co. PA (AG)	5.25%		8/1/2041	AA	2,000,000	2,264,838
Puerto Rico Electric Power Authority (AG)	3.162% (3 mo. USD Term SOFR * .67 + 0.52%	)#	7/1/2029	AA	2,530,000	2,494,265
Salt Verde Financial Corp. AZ	5.50%		12/1/2029	A3	5,100,000	5,423,883
South Carolina Public Service Authority	5.00%		12/1/2037	A-	2,250,000	2,546,334
Southeast Alabama Gas Supply District AL	5.00%	#(a)	8/1/2054	Aa3	10,000,000	10,653,589
Southeast Energy Authority A Cooperative District AL	5.00%		11/1/2035	Baa1	33,000,000	34,460,095
Southeast Energy Authority A Cooperative District AL(e)	5.00%	#(a)	1/1/2056	A1	21,100,000	21,548,326
Southeast Energy Authority A Cooperative District AL	5.25%	#(a)	11/1/2055	A1	30,000,000	32,487,153
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1	5,000,000	5,326,298
Southern California Public Power Authority - Los Angeles Department of Water & Power Power System Revenue	5.00%		7/1/2041	Aa3	21,755,000	24,198,726

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Southern California Public Power Authority - Los Angeles Department of Water & Power Power System Revenue	5.00%		7/1/2043	Aa3		$14,345,000	$15,797,464
Southern California Public Power Authority - Los Angeles Department of Water & Power Power System Revenue	5.00%		7/1/2044	Aa3		8,150,000	8,917,586
Southern California Public Power Authority - Los Angeles Department of Water & Power Power System Revenue	5.00%		7/1/2045	Aa3		10,200,000	11,038,887
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1		10,000,000	10,661,594
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	BBB	(c)	5,000,000	5,015,427
Texas Municipal Gas Acquisition & Supply Corp. I	6.25%		12/15/2026	A1		2,765,000	2,805,571
Texas Municipal Gas Acquisition & Supply Corp. IV	5.50%	#(a)	1/1/2054	A1		10,000,000	10,596,676
Texas Municipal Gas Acquisition & Supply Corp. VI - Texas Municipal Gas Acquisition & Supply Corp VI	5.00%		1/1/2036	A1		35,230,000	37,340,548
Texas Municipal Power Agency (AG)	3.00%		9/1/2036	AA		5,250,000	4,828,685
Texas Water Development Board - State Water Implementation Revenue Fund for Texas	5.00%		10/15/2036	AAA		2,450,000	2,743,832
Total							1,156,517,696
Total Municipal Bonds (cost $5,500,730,188)							5,562,338,248

WARRANTS 0.05%

Construction & Engineering 0.05%
BL Train Holdings West LLC* (cost $0)	11.50%		12/1/2035	NR		181,722	454,305
Desertxpress Enterprises LLC* (cost $0)	1.00%		4/30/2036	NR		849,847	2,124,617
Total							2,578,922
Total Long-Term Investments (cost $5,505,815,536)							5,570,081,828

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2026

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.39%

Variable Rate Demand Notes 0.39%

Pollution Control 0.12%
Port of Port Arthur Navigation District - Motiva Enterprises LLC TX	3.000%	7/1/2026	4/1/2040	BBB+	$3,500,000	$3,500,000
Port of Port Arthur Navigation District - Motiva Enterprises LLC TX	3.050%	7/1/2026	4/1/2040	BBB+	3,400,000	3,400,000
Total						6,900,000

Utilities 0.27%
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	3.050%	7/15/2026	6/15/2041	AA+	14,800,000	14,800,000
Total Variable Rate Demand Notes (cost $21,700,000)						21,700,000
Total Short-Term Investments (cost $21,700,000)						21,700,000
Total Investments in Securities 99.74% (cost $5,527,515,536)						5,591,781,828
Other Assets and Liabilities – Net 0.26%						14,664,569
Net Assets 100.00%						$5,606,446,397

AG	AG Insured by Assured Guaranty, Inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by Build America Mutual.
COPS	Certificates of Participation.
FHLMC	Insured by Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
NATL	Insured by National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
ST INTERCEPT	Short Term State Aid Intercept.
TRIPS	Tax Refund Intercept Programs.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2026.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2026, the total value of Rule 144A securities was $537,218,751, which represents 9.58% of net assets.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted.

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND June 30, 2026

(c)	This investment has been rated by Fitch IBCA.
(d)	Securities purchased on a when-issued basis.
(e)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of  June 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$5,164,658	$–	$5,164,658
Municipal Bonds(3)	–	5,562,338,248	–	5,562,338,248
Warrants	–	2,578,922	–	2,578,922
Short-Term Investments
Variable Rate Demand Notes	–	21,700,000	–	21,700,000
Total	$–	$5,591,781,828	$–	$5,591,781,828

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 103.70%

MUNICIPAL BONDS 103.65%

Corporate-Backed 6.61%
Arkansas Development Finance Authority - United States Steel Corp AMT	5.45%		9/1/2052	BB+	$3,500,000	$3,582,113
Arkansas Development Finance Authority - US Steel Corp AMT	5.70%		5/1/2053	BB+	4,600,000	4,768,749
Arkansas Development Finance Authority - Weyerhaeuser Co AMT	3.875%	#(a)	10/15/2065	BBB	3,750,000	3,790,255
Baldwin County Industrial Development Authority - Novelis Corp AL AMT†	5.00%	#(a)	6/1/2055	BB	17,000,000	17,677,253
California Infrastructure & Economic Development Bank - DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR	14,065,000	9,212,575
City of Valparaiso - Pratt Paper LLC AMT IN†	4.875%		1/1/2044	NR	1,000,000	1,033,566
City of Valparaiso - Pratt Paper LLC IN AMT†	5.00%		1/1/2054	NR	5,200,000	5,230,465
City of Whiting - BP Products North America Inc IN AMT	3.00%		11/1/2051	A1	6,295,000	4,604,257
Grapevine Wash Local District - Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR	8,000,000	8,068,273
Hoover Industrial Development Board - United States Steel Corp AL AMT	5.75%		10/1/2049	BB+	5,240,000	5,403,454
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%	#(a)	12/1/2050	AA+	24,000,000	27,152,290
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%		12/1/2050	AA+	25,025,000	28,327,644
Jefferson County Port Authority - JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1	5,350,000	5,474,949
Lakewood Ranch Stewardship District Series 2025 Assessment Southeast FL	6.00%		5/1/2056	NR	3,565,000	3,776,826
Love Field Airport Modernization Corp. - Southwest Airlines Co TX	5.00%		11/1/2028	BBB	1,795,000	1,798,292
Maricopa County Industrial Development Authority - Commercial Metals Co AZ AMT†	4.00%		10/15/2047	BB+	8,420,000	7,482,380

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Maryland Economic Development Corp Chesapeake Bay Conference Center(b)	5.00%		12/1/2016	NR	$855,000	$572,850
Maryland Economic Development Corp. - Core Natural Resources Inc†	5.00%	#(a)	7/1/2048	NR	5,150,000	5,569,065
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	4,540,000	4,547,277
Mobile County Industrial Development Authority - AM/NS Calvert LLC AL AMT	5.00%		6/1/2054	BBB	2,250,000	2,263,116
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.875%		11/1/2042	B-	5,475,000	5,125,724
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB+	3,685,000	3,690,143
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AG)	3.00%		1/1/2046	AA	17,455,000	14,214,425
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	4,205,000	4,208,023
New York Liberty Development Corp.	3.00%		11/15/2051	A+	24,950,000	18,234,431
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR	7,500,000	7,507,443
New York Liberty Development Corp. - 7 World Trade Center II LLC	3.00%		9/15/2043	Aaa	27,180,000	23,047,846
New York Liberty Development Corp. - 7 World Trade Center II LLC	3.125%		9/15/2050	Aaa	6,000,000	4,587,761
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,055,703
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2031	B+	4,250,000	4,250,172
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B+	700,000	732,370
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+	3,000,000	3,131,779
Niagara Area Development Corp. - Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B-	5,000,000	4,598,882
Ohio Air Quality Development Authority - AMG Vanadium LLC AMT†	5.00%		7/1/2049	B3	13,110,000	12,292,091
Parish of St. James - NuStar Logistics LP LA†	6.35%		7/1/2040	BB+	7,650,000	8,300,143

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Parish of St. James - NuStar Logistics LP LA†	6.35%		10/1/2040	BB+	$2,500,000	$2,712,331
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.25%		1/1/2054	NR	5,400,000	5,053,434
Port of Seattle Industrial Development Corp. - Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BBB-	9,200,000	9,211,797
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	5,095,000	4,819,716
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.25%		7/1/2054	NR	1,000,000	851,379
Public Finance Authority - TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	15,055,000	15,060,211
Savannah Georgia Convention Center Authority (AG)	5.50%		6/1/2050	AA	1,000,000	1,071,294
State of Nevada Department of Business & Industry - DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR	5,050,000	3,307,750
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.50%		6/1/2035	NR	5,000,000	5,001,091
Tuscaloosa County Industrial Development Authority - Hunt Refining Co AL†	5.25%		5/1/2044	NR	6,434,223	6,548,944
Virginia Small Business Financing Authority - Reworld Holding Corp AMT†	5.00%	#(a)	1/1/2048	B-	910,000	908,374
West Pace Cooperative District AL(b)	9.125%		5/1/2039	NR	4,900,000	2,450,000
Williamsburg Economic Development Authority - Provident Group - Williamsburg Properties LLC VA (AG)	5.25%		7/1/2053	AA	2,500,000	2,628,385
Total						324,937,291

Education 11.95%
Brunswick City School District OH(c)	5.50%		12/1/2060	A1	11,000,000	11,536,777
California Educational Facilities Authority - Loma Linda University	5.00%		4/1/2042	A	5,745,000	5,772,937

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
California Infrastructure & Economic Development Bank(c)	5.25%	5/15/2059	AA		$14,900,000	$15,886,027
California School Finance Authority - Green Dot Public Schools Obligated Group†	5.00%	8/1/2045	BBB-		1,500,000	1,500,004
California State University	3.00%	11/1/2051	Aa2		10,000,000	7,677,428
Camden County Improvement Authority - KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2062	BBB		2,540,000	2,623,387
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2048	A	(d)	7,250,000	7,630,233
Chicago Board of Education Dedicated Capital Improvement Tax IL	6.10%	4/1/2036	A	(d)	4,235,000	4,291,561
Chicago Board of Education Dedicated Capital Improvement Tax IL TCRS (BAM)	5.00%	4/1/2045	AA		2,500,000	2,600,669
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+		15,510,000	12,767,191
City of Waltham MA GO	2.00%	10/15/2035	AA+		4,920,000	4,237,057
City of Waltham MA GO	2.00%	10/15/2036	AA+		5,015,000	4,287,155
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc (PSF-GTD)	5.25%	2/15/2049	Aaa		8,015,000	8,406,960
Cumberland County Municipal Authority - Dickinson College PA	5.00%	5/1/2056	A+		15,000,000	15,499,825
District of Columbia - Catholic University of America/The	5.75%	10/1/2055	A-		5,000,000	5,330,435
Dutchess County Local Development Corp. - Bard College NY	5.00%	7/1/2045	BBB+		2,275,000	2,302,575
Florida Development Finance Corp. - Mater Academy Inc	5.00%	6/15/2047	BBB		6,600,000	6,607,680
Florida Higher Educational Facilities Financing Authority - Keiser University Obligated Group†	6.00%	7/1/2045	BB+		15,000,000	15,453,157
Florida Higher Educational Facilities Financing Authority - Keiser University Obligated Group†	6.25%	7/1/2055	BB+		20,000,000	20,416,092
Great Oaks Career Campuses Board of Education OH	3.00%	12/1/2050	Aa1		15,460,000	11,263,398
Homewood Educational Building Authority - Samford University AL	5.00%	12/1/2047	Baa2		13,425,000	13,434,990

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Illinois Finance Authority - Illinois Institute of Technology	4.00%	9/1/2037	Ba2	$3,135,000	$2,792,898
Illinois Finance Authority - Illinois Institute of Technology	4.00%	9/1/2039	Ba2	4,295,000	3,751,992
Illinois Finance Authority - Illinois Institute of Technology	5.00%	9/1/2040	Ba2	2,045,000	1,990,613
Illinois Finance Authority - Illinois Institute of Technology†	5.875%	9/1/2046	BB+	3,000,000	3,006,160
Illinois Finance Authority - University of Chicago	5.25%	5/15/2048	Aa2	7,500,000	7,907,353
Iowa Higher Education Loan Authority - Des Moines University Osteopathic Medical Center	5.00%	10/1/2038	A-	2,730,000	2,839,440
Iowa Higher Education Loan Authority - Des Moines University Osteopathic Medical Center	5.00%	10/1/2039	A-	2,870,000	2,974,923
Iowa Higher Education Loan Authority - Des Moines University Osteopathic Medical Center	5.00%	10/1/2040	A-	3,535,000	3,643,434
Iowa Higher Education Loan Authority - Des Moines University Osteopathic Medical Center	5.00%	10/1/2047	A-	1,800,000	1,821,059
Iowa Higher Education Loan Authority - University of Dubuque	5.00%	10/1/2045	BBB-	1,725,000	1,739,580
Iowa Higher Education Loan Authority - University of Dubuque	5.25%	10/1/2040	BBB-	2,000,000	2,113,472
Iowa Higher Education Loan Authority - University of Dubuque	6.00%	10/1/2055	BBB-	10,275,000	10,815,236
Kentucky Bond Development Corp. - PRG Wildcats LLC	4.50%	10/31/2047	A3	5,250,000	5,225,769
Kentucky Bond Development Corp. - PRG Wildcats LLC	5.00%	10/31/2044	A3	1,750,000	1,889,248
Kentucky Bond Development Corp. - PRG Wildcats LLC	5.25%	10/31/2045	A3	1,875,000	2,044,504
Kentucky Bond Development Corp. - PRG Wildcats LLC	5.25%	10/31/2046	A3	1,630,000	1,767,670
Lamar Consolidated Independent School District TX(c)	5.00%	2/15/2059	AAA	14,715,000	15,386,988
Louisiana Public Facilities Authority - Tulane University	4.00%	4/1/2050	A+	9,040,000	8,214,374

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Maryland Health & Higher Educational Facilities Authority(c)	5.50%	8/15/2054	A	$32,500,000	$34,102,078
Massachusetts Development Finance Agency - Emerson College	5.00%	10/1/2043	Baa3	8,000,000	7,903,833
Massachusetts Development Finance Agency - Emerson College	5.25%	1/1/2042	BBB+	18,595,000	18,643,604
Massachusetts Development Finance Agency - Suffolk University	5.00%	7/1/2032	Baa3	3,750,000	3,773,925
Massachusetts Development Finance Agency - Suffolk University	5.00%	7/1/2033	Baa3	1,250,000	1,256,697
Massachusetts Development Finance Agency - Suffolk University	5.00%	7/1/2034	Baa3	1,600,000	1,608,043
Massachusetts Development Finance Agency - Suffolk University	5.25%	7/1/2055	Baa3	11,850,000	11,825,489
Massachusetts Development Finance Agency - Suffolk University	5.50%	7/1/2045	Baa3	5,100,000	5,370,639
Massachusetts Development Finance Agency - Suffolk University	6.00%	7/1/2050	Baa3	5,250,000	5,602,021
Massachusetts Development Finance Agency - Trustees of Boston University	4.00%	10/1/2048	AA-	4,225,000	3,984,574
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Lipscomb University Obligated Group TN	5.25%	10/1/2058	BBB-	5,165,000	5,019,978
Miami-Dade County Educational Facilities Authority - University of Miami FL	5.00%	4/1/2045	A2	2,500,000	2,695,319
Miami-Dade County Educational Facilities Authority - University of Miami FL	5.00%	4/1/2046	A2	2,500,000	2,670,417
Michigan State University	5.25%	2/15/2050	AA	8,000,000	8,610,324
Middlesex County Improvement Authority - Rutgers The State University of New Jersey(c)	5.00%	8/15/2053	Aa3	15,000,000	15,758,362
Montebello Unified School District CA GO (AG)	5.50%	8/1/2047	AA	6,500,000	6,972,873
New York St Dorm Auth Revenues Nyshgr(c)	5.25%	7/1/2055	AA-	14,750,000	15,824,580
New York State Dormitory Authority - Cornell University	5.50%	7/1/2054	Aa1	22,500,000	24,547,644

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%	7/1/2040	BBB	$5,000,000	$5,006,043
New York State Dormitory Authority - Pace University	5.50%	5/1/2056	BBB-	13,175,000	13,601,041
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2042	BBB-	3,720,000	3,820,316
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2050	BBB-	5,855,000	5,869,240
Ohio Higher Educational Facility Commission - Oberlin College(c)	5.25%	10/1/2053	AA-	11,500,000	12,098,296
Ohio Higher Educational Facility Commission - Xavier University	5.25%	5/1/2049	Baa3	2,805,000	2,816,703
Oklahoma Development Finance Authority - Oklahoma City University Obligated Group	5.00%	8/1/2049	BBB-	6,340,000	5,904,297
Onondaga Civic Development Corp.(c)	5.50%	12/1/2056	AA-	12,750,000	13,913,647
Pennsylvania State University(c)	5.50%	9/1/2055	AA	22,000,000	24,026,904
Private Colleges & Universities Authority - Emory University GA	5.25%	9/1/2045	AA	13,280,000	14,785,987
Public Finance Authority - Triad Math & Science Academy Co WI†	5.00%	6/15/2036	BB+	12,000,000	12,273,968
Public Finance Authority - Triad Math & Science Academy Co WI	5.25%	6/15/2065	BB+	2,000,000	1,876,017
Public Finance Authority - Triad Math & Science Academy Co WI	5.50%	6/15/2055	BB+	1,050,000	1,043,551
Public Finance Authority - Wingate University WI	5.25%	10/1/2038	BBB-	2,220,000	2,215,009
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%	6/15/2054	NR	700,000	621,108
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%	6/15/2059	NR	700,000	609,374
Town of Davie - Nova Southeastern University Inc FL	5.00%	4/1/2048	A-	3,000,000	3,027,093
University of Connecticut	5.25%	11/15/2047	Aa3	8,080,000	8,419,440
University of Illinois (AG)	4.00%	4/1/2038	AA	4,965,000	4,989,918
University of North Carolina at Wilmington	5.00%	6/1/2037	A1	7,055,000	7,068,852

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
University of Oregon TCRS (BAM)	3.50%		4/1/2052	AA	$5,000,000	$4,146,100
Washington State Housing Finance Commission - Seattle Academy of Arts & Sciences†	6.125%		7/1/2053	BBB	2,850,000	3,031,909
Washington State Housing Finance Commission - Seattle Academy of Arts & Sciences†	6.375%		7/1/2063	BBB	1,170,000	1,251,845
Total						588,037,309

Electric Revenue Bonds 0.32%
City of San Antonio TX Electric & Gas Systems Revenue(c)	5.00%		2/1/2054	Aa2	15,000,000	15,531,337

Energy 0.08%
Main Street Natural Gas, Inc. GA	5.00%		5/15/2038	A1	3,745,000	4,056,407

Financial Services 0.08%
Massachusetts Educational Financing Authority AMT	4.125%		7/1/2046	BBB	4,725,000	4,195,533

General Obligation 12.68%
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	41,700,000	44,176,075
Chicago Board of Education IL GO	4.00%		12/1/2040	BB+	2,600,000	2,365,169
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	11,000,000	9,947,144
Chicago Board of Education IL GO	5.75%		12/1/2050	BB+	3,500,000	3,566,387
Chicago Board of Education IL GO	5.875%		12/1/2047	BB+	3,750,000	3,847,508
Chicago Board of Education IL GO	6.00%		12/1/2044	BB+	4,500,000	4,818,543
Chicago Board of Education IL GO	6.00%		12/1/2049	BB+	10,260,000	10,626,501
Chicago Board of Education IL GO	6.25%		12/1/2050	BB+	3,250,000	3,451,986
City of Chicago IL GO	5.50%		1/1/2039	BBB	2,125,000	2,222,610
City of Chicago IL GO	5.50%		1/1/2049	BBB	2,240,000	2,252,487
City of Chicago IL GO	6.00%		1/1/2050	BBB	8,500,000	8,960,198
City of Horace ND GO	4.50%		5/1/2039	Ba1	1,250,000	1,266,579
City of Horace ND GO	4.75%		5/1/2044	Ba1	1,100,000	1,101,239
City of Miami Beach FL GO	4.00%		5/1/2049	AA+	10,000,000	9,208,061
City of New York NY GO	5.25%		9/1/2043	AA	6,500,000	7,037,615
City of New York NY GO	5.50%		5/1/2046	AA	2,675,000	2,872,966
City of New York NY GO TCRS (BAM)	3.00%		3/1/2051	AA	5,000,000	3,755,159

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Commonwealth of Massachusetts GO	5.00%	4/1/2042	AA+	$1,740,000	$1,937,260
Commonwealth of Massachusetts GO	5.00%	4/1/2043	AA+	2,000,000	2,217,179
Commonwealth of Puerto Rico GO	4.00%	7/1/2037	NR	8,782,789	8,819,847
Commonwealth of Puerto Rico GO	4.00%	7/1/2046	NR	15,000,000	13,759,539
County of Anne Arundel MD GO	3.00%	10/1/2044	AAA	7,415,000	6,393,091
County of Harris TX GO	4.00%	9/15/2049	Aaa	9,500,000	8,987,361
County of Pasco - State of Florida Cigarette Tax Revenue (AG)	5.75%	9/1/2054	AA	4,770,000	5,154,453
El Paso County Hospital District TX GO (AG)	5.50%	2/15/2055	AA	12,000,000	12,761,988
Forney Independent School District TX GO (PSF-GTD)	3.00%	2/15/2045	AAA	6,050,000	5,057,010
Grant County Public Hospital District No. 1 WA GO	5.125%	12/1/2048	Baa2	5,000,000	5,054,276
Harris County Hospital District GENERAL OBLIGATION Ltd.	5.00%	2/15/2048	Aa1	5,575,000	5,933,062
Harris County Hospital District TX GO	5.00%	2/15/2047	Aa1	4,300,000	4,610,647
Jackson County Reorganized School District No. 7 MO GO	5.00%	3/1/2046	AA	5,500,000	5,931,960
King County Public Hospital District No. 2 WA GO	5.50%	12/1/2054	A1	12,500,000	13,424,282
Long Beach Unified School District CA GO	4.00%	8/1/2047	Aa2	4,840,000	4,839,008
Metropolitan Government Nashville & Davidson County Sports Authority TN (AG)	5.25%	7/1/2048	AA	2,000,000	2,142,195
Metropolitan Government Nashville & Davidson County Sports Authority TN (AG)	5.25%	7/1/2048	AA	3,980,000	4,249,745
Metropolitan Pier & Exposition Authority - State of Illinois McCormick Place Expansion Project Fund	4.00%	6/15/2050	A	30,725,000	27,404,924
Metropolitan Pier & Exposition Authority IL (AG)	4.00%	6/15/2050	AA	6,000,000	5,391,278
New Jersey Economic Development Authority - New Jersey Transit Corp	5.25%	11/1/2047	A1	11,050,000	11,748,762
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2041	A1	6,250,000	6,868,113

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2042	A1	$2,000,000	$2,189,211
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2045	AAA	7,500,000	8,218,538
New York State Thruway Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2048	AA+	19,635,000	15,341,742
New York State Thruway Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2049	AA+	7,085,000	5,501,847
New York State Thruway Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2051	AA+	4,110,000	3,133,958
New York State Urban Development Corp. - State of New York Sales Tax Revenue	3.00%	3/15/2049	Aa1	4,970,000	3,772,988
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	6.00%	6/30/2061	Baa2	33,470,000	35,660,481
Resort Core Public Infrastructure District No. 1 UT GO	5.375%	3/1/2046	NR	4,500,000	4,563,300
San Francisco Bay Area Rapid Transit District Sales Tax Revenue CA	3.00%	7/1/2044	AA+	6,505,000	5,597,338
Santa Barbara Community College District CA GO	6.00%	8/1/2055	AA+	6,810,000	7,808,870
School Board of Miami-Dade County FL GO	4.00%	3/15/2047	AA-	39,515,000	36,692,708
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%	9/1/2045	Aa3	1,800,000	1,957,792
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%	9/1/2046	Aa3	1,800,000	1,942,629
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%	9/1/2047	Aa3	3,100,000	3,321,559
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%	9/1/2048	Aa3	2,000,000	2,124,768
St. Louis County Reorganized School District No. R-6 MO GO	3.35%	2/1/2037	AAA	6,350,000	6,263,474

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
St. Louis County Reorganized School District No. R-6 MO GO	3.40%	2/1/2038	AAA	$6,150,000	$6,043,564
State of California GO	5.00%	10/1/2047	Aa2	7,330,000	8,021,124
State of Connecticut GO	3.00%	11/15/2042	Aa2	4,000,000	3,556,608
State of Connecticut GO	3.00%	11/15/2043	Aa2	2,800,000	2,458,356
State of Illinois GO	4.00%	11/1/2037	A2	6,810,000	6,792,460
State of Illinois GO	4.00%	10/1/2042	A2	5,000,000	4,804,234
State of Illinois GO	4.00%	10/1/2044	A2	5,000,000	4,725,685
State of Illinois GO	4.25%	5/1/2046	A2	4,750,000	4,529,371
State of Illinois GO	5.00%	1/1/2035	A2	6,200,000	6,206,973
State of Illinois GO	5.00%	12/1/2035	A2	2,145,000	2,195,147
State of Illinois GO	5.00%	5/1/2038	A2	4,515,000	4,624,614
State of Illinois GO	5.00%	1/1/2041	A2	3,580,000	3,582,516
State of Illinois GO	5.00%	9/1/2041	A2	10,000,000	10,705,667
State of Illinois GO	5.00%	5/1/2043	A2	3,000,000	3,051,268
State of Illinois GO	5.00%	12/1/2048	A2	10,000,000	10,205,455
State of Illinois GO	5.25%	5/1/2045	A2	2,500,000	2,647,007
State of Illinois GO	5.25%	9/1/2047	A2	30,000,000	31,333,926
State of Illinois GO	5.50%	5/1/2039	A2	8,250,000	8,765,241
State of Illinois GO	5.50%	10/1/2039	A2	6,000,000	6,574,441
State of Illinois GO	5.50%	3/1/2042	A2	5,250,000	5,665,182
State of Illinois GO	5.50%	3/1/2047	A2	18,425,000	19,396,814
State of Illinois GO	5.50%	5/1/2047	A2	11,165,000	11,758,769
State of Illinois GO	5.75%	5/1/2045	A2	2,600,000	2,748,607
Union County Utilities Authority - Covanta Union LLC NJ AMT	4.75%	12/1/2031	AA+	3,680,000	3,681,040
Waco Independent School District TX GO (PSF-GTD)	4.00%	8/15/2047	AAA	7,500,000	7,189,834
Waller Consolidated Independent School District TX GO (PSF-GTD)	4.00%	2/15/2048	AAA	5,000,000	4,754,111
Washington State Convention Center Public Facilities District	5.00%	7/1/2048	A3	7,000,000	7,034,637
Washington Township Health Care District CA GO	5.50%	8/1/2053	AA	2,000,000	2,148,812
Total					623,454,873

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care 15.80%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2041	BBB-		$3,000,000	$2,963,216
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2046	BBB-		2,615,000	2,491,721
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2049	BBB		3,950,000	4,038,941
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR		8,008,000	6,051,605
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%	6/30/2039	NR		16,473,000	15,746,579
Brevard County Health Facilities Authority - Health First Inc Obligated Group FL	5.00%	4/1/2041	A		6,065,000	6,381,207
Bucks County Industrial Development Authority - Grand View Hospital/ Sellersville Obligated Group PA	4.00%	7/1/2051	BBB+		3,500,000	3,062,080
Build NYC Resource Corp. - RiverSpring Health Senior Living Inc Obligated Group NY†	7.00%	12/15/2065	NR		9,000,000	9,163,076
California Health Facilities Financing Authority - Cedars-Saini Medical Center Obligated Group	3.00%	8/15/2051	AA-		5,565,000	4,209,437
California Municipal Finance Authority - Community Health Centers of The Central Coast Inc	5.75%	12/1/2055	BBB	(d)	5,000,000	5,308,346
California Municipal Finance Authority - Community Hospitals of Central California Obligated Group	5.00%	2/1/2047	BBB+		6,940,000	6,951,733
California Public Finance Authority - Sharp Healthcare Obligated Group	4.00%	8/1/2047	AA		13,480,000	12,697,474
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2043	BB+		4,510,000	4,604,927
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group	5.50%	12/1/2054	BB+		6,875,000	6,877,604

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%	12/1/2056	BB+	$4,500,000	$4,501,085
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB+	3,375,000	3,414,852
Chattanooga Health Educational & Housing Facility Board - Erlanger Health Obligated Group TN	5.25%	12/1/2054	A	20,000,000	20,889,046
City of Tampa - H Lee Moffitt Cancer Center & Research Institute Obligated Group FL	4.00%	7/1/2045	A	7,400,000	6,980,869
Colorado Health Facilities Authority - AdventHealth Obligated Group	4.00%	11/15/2048	AA	5,000,000	4,495,280
Colorado Health Facilities Authority - CommonSpirit Health Obligated Group	5.50%	11/1/2047	A-	4,390,000	4,672,345
Columbia County Hospital Authority - WellStar Health System Obligated Group GA	5.75%	4/1/2053	A+	2,670,000	2,878,824
Connecticut State Health & Educational Facilities Authority - Nuvance Health Obligated Group	4.00%	7/1/2041	BBB+	9,920,000	9,573,066
Connecticut State Health & Educational Facilities Authority - Nuvance Health Obligated Group	4.00%	7/1/2049	BBB+	3,875,000	3,598,973
County of Cuyahoga - MetroHealth System OH	5.50%	2/15/2052	BBB-	8,925,000	8,936,394
County of Cuyahoga - MetroHealth System/The OH	5.00%	2/15/2057	BBB-	5,185,000	4,916,609
County of Muskingum - Genesis Healthcare System Obligated Group OH	5.00%	2/15/2044	BB+	2,650,000	2,650,220
Cumberland County Municipal Authority - Penn State Health Obligated Group PA	3.00%	11/1/2038	A	4,315,000	3,916,359
Denver Health & Hospital Authority CO	5.125%	12/1/2050	BBB	1,000,000	1,007,605
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB	700,000	700,329
Denver Health & Hospital Authority CO	6.00%	12/1/2055	BBB	3,050,000	3,287,029
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	5.00%	7/1/2046	BBB+	6,275,000	6,274,858

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Genesee County Funding Corp. - Monroe Sustainable Energy Partners LLC NY	5.50%	12/1/2055	BBB+		$8,500,000	$8,924,424
Genesee County Funding Corp. - Rochester Regional Health Obligated NY	5.25%	12/1/2052	BBB+		4,000,000	4,076,602
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%	6/1/2043	Baa2		4,720,000	4,845,500
Greenville Health System - Prisma Health Obligated Group SC	5.00%	5/1/2034	A+		3,970,000	3,977,344
Illinois Finance Authority - University of Chicago Medical Center Obligated Group	4.00%	8/15/2041	A+		5,000,000	4,968,255
Illinois Finance Authority - Northwestern Memorial Healthcare Obligated Group	4.00%	7/15/2047	AA+		5,405,000	4,893,631
Iowa Finance Authority - Lifespace Communities Inc Obligated Group	4.00%	5/15/2053	BBB	(d)	4,645,000	3,802,929
Iowa Finance Authority - Lifespace Communities Inc Obligated Group	4.125%	5/15/2038	BBB	(d)	3,270,000	3,197,385
Isle of Weight County Economic Development Authority - Riverside Healthcare Association Obligated Group VA (AG)	5.25%	7/1/2048	AA		3,000,000	3,147,088
Lee County Industrial Development Authority - Cypress Cove at Healthpark Florida Obligated Group FL†(e)	5.25%	10/1/2044	BB+	(d)	1,250,000	1,281,141
Lee County Industrial Development Authority - Lee Health System Inc Obligated Group FL	4.00%	4/1/2049	A+		5,500,000	4,919,338
Louisiana Public Facilities Authority - Ochsner Clinic Foundation Obligated Group	5.50%	5/15/2055	A		5,000,000	5,338,912
Louisville/Jefferson County Metropolitan Government - Norton Healthcare Obligated Group KY	5.00%	10/1/2041	A		3,200,000	3,427,382
Lynchburg Economic Development Authority - Centra Health Obligated Group VA	5.25%	1/1/2046	A3		2,125,000	2,296,051

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Lynchburg Economic Development Authority - Centra Health Obligated Group VA	5.25%	1/1/2047	A3	$2,100,000	$2,250,605
Maricopa County Industrial Development Authority - Banner Health Obligated Group AZ	4.00%	1/1/2045	AA-	7,310,000	6,840,851
Maryland Health & Higher Educational Facilities Authority - Adventist Healthcare Obligated Group	5.00%	1/1/2036	Baa3	3,290,000	3,432,183
Maryland Health & Higher Educational Facilities Authority - Adventist Healthcare Obligated Group	5.50%	1/1/2046	Baa3	17,990,000	18,105,314
Maryland Health & Higher Educational Facilities Authority - Mercy Medical Center Obligated Group	5.00%	7/1/2036	A-	1,320,000	1,320,938
Maryland Health & Higher Educational Facilities Authority - Mercy Medical Center Obligated Group MD	5.00%	7/1/2038	A-	2,250,000	2,251,396
Maryland Health & Higher Educational Facilities Authority - TidalHealth Obligated Group (AG)	5.25%	7/1/2050	AA	6,000,000	6,333,403
Maryland Health & Higher Educational Facilities Authority - UPMC Obligated Group	4.00%	4/15/2050	A	6,200,000	5,666,804
Massachusetts Development Finance Agency - Beth Israel Lahey Health Obligated Group (AG)	5.50%	7/1/2055	AA	18,130,000	19,594,656
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%	7/1/2033	BBB-	2,575,000	2,576,518
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%	7/1/2037	BBB-	4,030,000	4,031,731
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.25%	7/1/2048	BBB-	2,600,000	2,633,760
Massachusetts Development Finance Agency - Dana-Farber Cancer Institute Obligated Group	5.50%	12/1/2051	A	21,665,000	23,569,208

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%	7/1/2035	BBB-	$2,000,000	$1,948,245
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%	7/1/2044	BBB-	5,380,000	4,760,387
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2039	BBB-	2,250,000	2,265,405
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-	3,140,000	3,151,257
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.50%	10/1/2045	BBB-	3,640,000	3,813,183
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	6.00%	10/1/2049	BBB-	6,250,000	6,868,364
Medical University Hospital Authority SC (FHA)	5.25%	11/15/2050	AA+	12,745,000	13,252,138
Michigan Finance Authority Provident Group - HFH Energy LLC	5.50%	2/28/2049	A3	3,100,000	3,280,996
Minnesota Agricultural & Economic Development Board - Fairview Health Services Obligated Group	5.00%	11/15/2043	BBB+	4,340,000	4,641,579
Minnesota Agricultural & Economic Development Board - Fairview Health Services Obligated Group	5.00%	11/15/2044	BBB+	7,820,000	8,317,041
Monroe County Hospital Authority - Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR	10,000,000	10,024,597
Montgomery County Higher Education & Health Authority - Thomas Jefferson University Obligated Group PA	4.00%	9/1/2049	A	3,960,000	3,538,045
Montgomery County Higher Education & Health Authority - Thomas Jefferson University Obligated Group PA (AG)	4.00%	5/1/2056	AA	4,020,000	3,556,326
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2029	A-	1,000,000	1,005,962

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2030	A-		$580,000	$582,036
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2031	A-		1,620,000	1,625,040
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2034	A-		1,100,000	1,102,802
Nebraska Educational Health Cultural & Social Services Finance Authority - Immanuel Retirement Communities Obligated Group	4.00%	1/1/2044	AA	(d)	3,500,000	3,365,244
New Hampshire Business Finance Authority	5.43%	8/15/2035	NR		4,035,000	4,130,818
New Hampshire Business Finance Authority - Centurion Foundation Wilkens Avenue LLC	5.00%	9/15/2035	NR		3,680,000	3,642,632
New Hampshire Business Finance Authority - NFA UH SPV LLC†	5.625%	12/15/2033	NR		1,765,000	1,806,822
New Hampshire Business Finance Authority - NFA UH SPV LLC†	6.25%	12/15/2038	NR		1,570,000	1,637,951
New Hampshire Business Finance Authority - Novant Health Obligated Group	5.50%	6/1/2050	A+		20,925,000	22,213,005
New Hampshire Health & Education Facilities Authority Act - Dartmouth Health Obligated Group	5.50%	8/1/2050	A		21,000,000	22,672,782
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2048	BBB-		8,345,000	7,530,645
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	Ba3		1,300,000	1,299,970
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2040	Ba3		1,300,000	1,257,758

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2038	BBB-		$4,900,000	$4,632,867
New York State Dormitory Authority - Northwell Health Obligated Group(c)	5.00%	5/1/2052	A-		33,500,000	34,242,460
New York State Dormitory Authority - NYU Langone Hospitals Obligated Group	4.00%	7/1/2050	A+		14,330,000	12,986,577
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.25%	10/1/2049	BBB-		3,000,000	3,128,140
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	4.50%	7/1/2052	B		2,475,000	2,083,393
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2052	B		1,500,000	1,364,016
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.25%	8/15/2048	BB+		4,660,000	4,685,916
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2052	BB+		10,015,000	10,074,428
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2057	BB+		10,345,000	10,392,548
Orange County Health Facilities Authority - Orlando Health Obligated Group (AG)	4.00%	10/1/2049	AA		7,320,000	6,779,394
Oregon State Facilities Authority - Providence St Joseph Health Obligated Group	5.00%	10/1/2045	A		7,000,000	7,002,194
Palm Beach County Health Facilities Authority - Baptist Health South Obligated Group FL	4.00%	8/15/2049	AA-		6,925,000	6,188,806
Palm Beach County Health Facilities Authority - Lifespace Communities Inc Obligated Group FL	5.125%	5/15/2046	BBB	(d)	750,000	764,321
Palm Beach County Health Facilities Authority - Lifespace Communities Inc Obligated Group FL	5.50%	5/15/2051	BBB	(d)	1,600,000	1,637,522

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Palm Beach County Health Facilities Authority - Lifespace Communities Inc Obligated Group FL	5.625%	5/15/2061	BBB	(d)	$2,200,000	$2,241,373
Palomar Health Obligated Group CA	5.00%	11/1/2036	CCC+		11,025,000	11,026,434
Pennsylvania Economic Development Financing Authority - UPMC Obligated Group	4.00%	5/15/2048	A		3,500,000	3,230,602
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	5.50%	11/1/2054	A		16,750,000	17,528,406
Pennsylvania Higher Educational Facilities Authority - University of Pennsylvania Health System Obligated Group/The	5.00%	8/15/2042	AA		3,455,000	3,512,460
Pennsylvania Higher Educational Facilities Authority - University of Pennsylvania Health System Obligated Group/The	5.50%	8/15/2055	AA		4,150,000	4,521,289
Philadelphia Authority for Industrial Development - Greater Philadelphia Health Action Inc PA	5.75%	6/1/2050	BBB-	(d)	1,000,000	1,042,485
Philadelphia Authority for Industrial Development - Greater Philadelphia Health Action Inc PA	6.00%	6/1/2045	BBB-	(d)	1,350,000	1,470,953
Public Finance Authority - Proton International Alabama LLC WI†(b)	6.85%	10/1/2047	NR		1,410,000	141,000
Rhode Island Health & Educational Building Corp. - Lifespan Obligated Group	5.25%	5/15/2049	BBB+		1,825,000	1,917,219
Roanoke Economic Development Authority - Carilion Clinic Obligated Group VA	3.00%	7/1/2045	AA-		20,870,000	16,478,595
Rockingham County Economic Development Authority - Sentara Healthcare Obligated Group VA	3.00%	11/1/2046	AA		4,750,000	3,762,934
Rockland County Economic Assistance Corp. - Bon Secours Health System Inc Obligated Group NY	6.50%	11/1/2030	NR		7,000,000	7,223,005
Rockland County Economic Assistance Corp. - Bon Secours Health System Inc Obligated Group NY	7.25%	11/1/2045	NR		2,500,000	2,795,585

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Skagit County Public Hospital District No. 1 WA	5.50%	12/1/2054	Baa3	$3,720,000	$3,817,368
South Broward Hospital District Obligated Group FL TCRS (BAM)	3.00%	5/1/2051	AA	5,265,000	4,007,356
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.50%	11/1/2046	A+	9,500,000	10,388,495
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.50%	11/1/2054	A+	29,640,000	31,626,322
State of Ohio - Premier Health Partners Obligated	4.00%	11/15/2039	Baa1	2,640,000	2,551,711
Tarrant County Cultural Education Facilities Finance Corp TX(c)	5.00%	7/1/2053	A1	9,550,000	9,743,320
Virginia Small Business Financing Authority - Mary Washington Healthcare Obligated Group	5.25%	6/15/2050	A3	5,000,000	5,254,821
Virginia Small Business Financing Authority - Mary Washington Healthcare Obligated Group	5.25%	6/15/2055	A3	8,500,000	8,874,581
Washington Health Care Facilities Authority - Overlake Hospital Medical Center Obligated Group	5.00%	7/1/2038	A	4,000,000	4,001,007
West Virginia Hospital Finance Authority - Vandalia Health Inc Obligated Group	6.00%	9/1/2048	BBB+	2,060,000	2,238,465
West Virginia Hospital Finance Authority - Vandalia Health Inc Obligated Group	6.00%	9/1/2053	BBB+	3,250,000	3,487,980
Westchester County Health Care Corp Obligated Group NY	6.00%	11/1/2030	BB	95,000	95,127
Westchester County Health Care Corp Obligated Group NY	6.125%	11/1/2037	BB	30,000	30,021
Westchester County Health Care Corp Obligated Group NY (AG)	5.00%	11/1/2051	AA	2,750,000	2,805,467
Westchester County Health Care Corp Obligated Group NY (AG)	5.75%	11/1/2048	AA	1,750,000	1,900,287
Wisconsin Health & Educational Facilities Authority - Ascension Health Credit Group	4.00%	11/15/2046	AA	5,045,000	4,650,302

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Wisconsin Health & Educational Facilities Authority - Centurion Foundation Se Wisconsin LLC	5.00%		9/15/2035	NR	$2,745,000	$2,717,126
Wisconsin Health & Educational Facilities Authority - Centurion Foundation Se Wisconsin LLC	5.00%		9/15/2035	NR	910,000	900,760
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.50%		2/15/2054	A+	9,750,000	10,230,682
Wisconsin Health & Educational Facilities Authority - Sauk-Prairie Memorial Hospital Inc Obligated Group	5.375%		2/1/2048	Ba2	840,000	819,346
Total						777,231,534

Housing 6.07%
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	AA-	9,944,615	9,923,100
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	BBB	4,972,307	4,731,653
California Municipal Finance Authority - Bowles Hall Foundation	5.00%		6/1/2050	Baa3	1,410,000	1,410,052
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%		11/1/2039	Baa3	1,000,000	1,022,167
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%		11/1/2041	Baa3	1,000,000	1,005,468
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%		11/1/2048	Baa3	1,350,000	1,295,939
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%		11/1/2053	Baa3	1,745,000	1,638,652
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%		11/1/2058	Baa3	1,750,000	1,622,047
CMFA Special Finance Agency CA†	4.00%		12/1/2045	NR	5,000,000	3,938,012
CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments CA†	3.125%		8/1/2056	NR	4,500,000	3,433,401

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%	6/1/2057	NR	$4,020,000	$825,455
Delaware State Housing Authority (FHLMC), (FNMA), (GNMA)	6.00%	1/1/2055	Aa1	7,495,000	8,179,917
Development Authority for Fulton County - Madrone - MS Student Housing I LLC GA†(e)	5.25%	7/1/2046	BB+	2,250,000	2,274,170
Florida Housing Finance Corp. (FHLMC), (FNMA), (GNMA)	6.25%	7/1/2055	Aaa	4,460,000	4,919,783
Florida State Board of Governors Florida International University Dormitory Revenue (BAM)	4.25%	7/1/2047	AA	9,030,000	8,904,775
Florida State Board of Governors Florida International University Dormitory Revenue (BAM)	4.375%	7/1/2048	AA	8,545,000	8,541,741
Georgia Housing & Finance Authority (FHLMC), (FNMA), (GNMA)	5.20%	12/1/2050	AAA	7,600,000	7,848,229
Indiana Finance Authority - SFP-PUFW I LLC	5.00%	7/1/2054	BBB-	1,175,000	1,171,383
Indiana Finance Authority - SFP-PUFW I LLC	5.25%	7/1/2064	BBB-	1,625,000	1,638,284
Knox County Health Educational & Housing Facility Board - Provident Group - UTK Properties LLC TN (BAM)	5.25%	7/1/2049	AA	8,030,000	8,407,679
Knox County Health Educational & Housing Facility Board - Provident Group - UTK Properties LLC TN (BAM)	5.50%	7/1/2054	AA	1,150,000	1,210,547
Knox County Health Educational & Housing Facility Board - Provident Group - UTK Properties LLC TN (BAM)	5.50%	7/1/2059	AA	2,000,000	2,102,425
Knox County Health Educational & Housing Facility Board TN (BAM)	5.125%	7/1/2054	AA	3,775,000	3,889,877
Maryland Economic Development Corp Morgan State University Student Housing (AG)	5.25%	7/1/2051	AA	1,000,000	1,056,484
Maryland Economic Development Corp Morgan State University Student Housing (AG)	5.25%	7/1/2056	AA	1,335,000	1,401,211
Maryland Economic Development Corp Morgan View & Thurgood Marshall Student Hsg	5.75%	7/1/2053	BBB-	2,000,000	2,109,767

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Maryland Economic Development Corp Morgan View & Thurgood Marshall Student Hsg	6.00%		7/1/2058	BBB-	$5,000,000	$5,327,039
Massachusetts Development Finance Agency - PRG Medford Properties Inc	5.50%		6/1/2050	A	1,500,000	1,608,831
Miami-Dade County Industrial Development Authority - PRG - Casa Properties LLC FL†	5.375%	#(a)	7/1/2065	NR	4,800,000	5,026,916
New Hampshire Business Finance Authority	4.00%		10/20/2036	BBB	10,431,017	10,382,825
New Hampshire Business Finance Authority	4.166%	#(a)	1/20/2041	BBB	5,040,273	4,908,630
New Hampshire Business Finance Authority	4.22%	#(a)	11/20/2042	BBB	4,212,474	3,959,022
New Hampshire Business Finance Authority	4.25%		7/20/2041	A2	7,015,782	7,051,793
New Hampshire Business Finance Authority	4.375%		9/20/2036	BBB	5,204,230	5,304,100
New Hampshire Business Finance Authority	4.75%	#(a)	6/20/2041	AA-	12,460,478	12,854,224
New Hampshire Business Finance Authority	5.75%		4/28/2042	BBB	4,750,000	4,903,674
New Hampshire Business Finance Authority - National Finance Authority Municipal Certificates Series 2026-1	4.25%		7/20/2041	AA-	7,491,437	7,353,922
New Hampshire Business Finance Authority - National Finance Authority Municipal Certificates Series 2026-1	4.25%		7/20/2041	BBB	3,835,616	3,601,473
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	5.25%		12/15/2031	NR	1,350,000	1,391,634
New York City Housing Development Corp. NY	3.25%		11/1/2049	AA+	10,240,000	8,126,589
New York City Housing Development Corp. NY	3.45%		5/1/2059	AA+	5,730,000	4,460,163
New York State Dormitory Authority - State University of New York Dormitory Facilities Revenue	3.00%		7/1/2045	Aa3	5,052,000	4,179,553
New York State Housing Finance Agency (FHA)	4.20%		11/1/2054	Aa2	7,500,000	6,900,990
North Dakota Housing Finance Agency	4.95%		7/1/2050	Aa1	5,865,000	5,959,537

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Public Finance Authority - CHF-Manoa LLC WI†	5.50%		7/1/2043	BBB-	$4,500,000	$4,561,264
Public Finance Authority - CHF-Manoa LLC WI†	5.75%		7/1/2053	BBB-	12,785,000	12,698,447
Public Finance Authority - PRG - Oxford Properties LLC WI (BAM)	5.25%		7/1/2060	AA	10,000,000	10,259,344
Public Finance Authority WI	5.40%		6/20/2044	A-	4,000,000	4,295,046
Summit County Development Finance Authority - PRG - Akron Properties LLC OH (BAM)	5.25%		7/1/2055	AA	11,000,000	11,372,073
Summit County Development Finance Authority - PRG - Akron Properties LLC OH (BAM)	5.50%		7/1/2060	AA	10,300,000	10,795,136
Toledo-Lucas County Port Authority - CHF-Toledo LLC OH	5.00%		7/1/2034	BBB-	1,000,000	999,985
Toledo-Lucas County Port Authority - CHF-Toledo LLC OH	5.00%		7/1/2039	BBB-	1,500,000	1,490,586
Toledo-Lucas County Port Authority - CHF-Toledo LLC OH	5.00%		7/1/2046	BBB-	1,000,000	948,966
University of Idaho (AG)	5.50%		4/1/2051	AA	3,000,000	3,245,473
University of Idaho (AG)	5.50%		4/1/2055	AA	3,000,000	3,241,786
University of Idaho (AG)	5.50%		4/1/2057	AA	5,000,000	5,393,648
Washington State Housing Finance Commission	4.221%	#(a)	3/1/2050	A3	10,845,957	10,677,732
Washington State Housing Finance Commission - Provident Group - SH II Properties LLC (BAM)†	5.25%		7/1/2055	AA	4,000,000	4,117,607
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.00%		7/1/2054	BBB-	9,555,000	9,150,736
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%		7/1/2044	BBB-	1,350,000	1,403,440
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%		7/1/2049	BBB-	1,000,000	1,022,691
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%		7/1/2059	BBB-	5,135,000	5,186,287
Total						298,663,380

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations 1.79%
California State Public Works Board	5.00%		9/1/2047	Aa3	$4,500,000	$4,892,214
California State Public Works Board	5.00%		9/1/2048	Aa3	8,600,000	9,303,724
Kentucky Bond Development Corp.	4.00%		9/1/2048	A+	3,000,000	2,798,206
Los Angeles County Public Works Financing Authority - County of Los Angeles CA	5.50%		12/1/2054	AA+	5,500,000	6,118,395
Maryland Stadium Authority - State of Maryland Built to Learn Revenue	4.00%		6/1/2047	AA	8,045,000	7,777,367
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.625%		1/1/2052	A-	9,000,000	9,008,265
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%		6/15/2043	A1	4,500,000	4,658,854
New Jersey Economic Development Authority - State of New Jersey	4.00%		6/15/2044	A1	4,035,000	3,965,399
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2030	A+	3,000,000	3,004,373
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A+	2,400,000	2,403,392
New Jersey Transportation Trust Fund Authority - State of New Jersey	Zero Coupon		12/15/2037	A1	3,390,000	2,208,283
Northern Illinois University (BAM)	5.50%		4/1/2049	AA	2,500,000	2,636,706
Santa Clara County Financing Authority - County of Santa Clara CA	3.625%		11/1/2046	AA+	4,720,000	4,424,032
Santa Clara County Financing Authority - County of Santa Clara CA	3.75%		11/1/2048	AA+	11,275,000	10,448,141
State of Colorado	4.00%		3/15/2046	Aa2	4,530,000	4,348,608
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.50%		7/15/2060	AA	9,170,000	9,862,350
Total						87,858,309

Multi-Family Housing 0.60%
FHLMC Multifamily VRD Certificates NY	4.783%	#(a)	7/25/2042	AA+	9,927,521	10,454,390
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3	6,878,854	6,607,926
New Hampshire Business Finance Authority	4.22%	#(a)	11/20/2042	AA-	9,911,703	9,726,853

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Multi-Family Housing (continued)
New York City Housing Development Corp. NY	2.40%		11/1/2046	AA+	$4,000,000	$2,828,471
Total						29,617,640

Other Revenue 3.56%
Allentown Neighborhood Improvement Zone Development Authority - Allentown Neighborhood Improvement Zone Total Waterfront Revenue PA†	6.00%		5/1/2042	NR	3,865,000	4,053,314
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	Ba2	2,000,000	2,220,774
Brooklyn Arena Local Development Corp. - Brooklyn Events Center LLC NY	5.00%		7/15/2042	Ba1	5,305,000	5,322,858
City of Houston Hotel Occupancy Tax & Special Revenue TX (AG)	5.00%		9/1/2045	AA	7,500,000	8,088,467
City of Houston Hotel Occupancy Tax & Special Revenue TX (AG)	5.00%		9/1/2046	AA	15,550,000	16,609,048
City of Miami Beach Parking Revenue FL (BAM)	5.00%		9/1/2040	AA	2,000,000	2,002,148
Cobb-Marietta Coliseum & Exhibit Hall Authority - County of Cobb GA	5.50%		10/1/2050	Aa2	5,500,000	6,030,269
Cobb-Marietta Coliseum & Exhibit Hall Authority - County of Cobb GA	5.50%		10/1/2053	Aa2	5,000,000	5,456,231
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	4,299,197	3,154,536
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	3,339,620	2,187,451
County of Broward FL Convention Center Hotel Revenue(c)	5.50%		1/1/2055	AA	31,540,000	33,305,046
Grand River Hospital District CO GO (AG)	5.25%		12/1/2034	AA	1,000,000	1,040,356
Grand River Hospital District CO GO (AG)	5.25%		12/1/2035	AA	1,000,000	1,037,674
Grand River Hospital District CO GO (AG)	5.25%		12/1/2037	AA	1,160,000	1,198,776
Main Street Natural Gas, Inc. GA	5.00%		5/15/2037	A1	2,990,000	3,242,862
Main Street Natural Gas, Inc. GA	5.00%		5/15/2043	A1	8,750,000	8,902,765
Michigan Finance Authority - Bradford Academy	4.30%		9/1/2030	NR	195,000	180,063
Michigan Finance Authority - Bradford Academy	4.80%		9/1/2040	NR	565,000	454,897
Michigan Finance Authority - Bradford Academy	5.00%		9/1/2050	NR	925,000	678,449

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Municipal Improvement Corp. of Los Angeles(c)	5.50%		5/1/2055	A+	$22,000,000	$23,797,961
New Hampshire Business Finance Authority - Centurion Foundation Sample Road LLC	5.54%		8/15/2057	NR	10,000,000	10,111,080
Public Finance Authority - Inperium Inc Obligated Group WI†	5.75%		12/1/2054	NR	4,000,000	4,021,947
Territory of Guam	5.00%		1/1/2036	Baa3	1,900,000	2,072,373
Territory of Guam	5.25%		1/1/2037	Baa3	1,000,000	1,101,794
Territory of Guam	5.25%		1/1/2038	Baa3	2,250,000	2,464,571
Territory of Guam	5.25%		1/1/2039	Baa3	1,065,000	1,160,801
Territory of Guam	5.25%		1/1/2040	Baa3	1,000,000	1,084,816
Tri-County Metropolitan Transportation District of Oregon	4.00%		9/1/2047	AAA	6,000,000	5,904,931
Tri-County Metropolitan Transportation District of Oregon	4.00%		9/1/2049	AAA	5,000,000	4,805,403
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	10,000,000	10,236,325
Washington State Convention Center Public Facilities District	4.00%		7/1/2048	Baa1	3,745,000	3,389,015
Total						175,317,001

Pollution Control 0.32%
Baldwin County Industrial Development Authority - Novelis Corp AL AMT†	4.30%	#(a)	3/1/2056	BB	6,000,000	6,009,484
Finance Authority of Maine - Casella Waste Systems Inc AMT†	4.625%	#(a)	12/1/2047	B+	1,200,000	1,254,932
Florida Development Finance Corp. - Waste Pro USA Inc AMT	4.35%	#(a)	4/1/2037	NR	8,335,000	8,399,779
Total						15,664,195

Power 0.71%
Southern California Public Power Authority(c)	5.25%		7/1/2053	AA-	32,600,000	34,829,531

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax 1.24%
Allentown Neighborhood Improvement Zone Development Authority - Allentown Neighborhood Improvement Zone Center City Investment Corp Revenue PA†	5.25%	5/1/2042	NR	$7,705,000	$8,029,195
County of Orange Community Facilities District No. 2025-1 Improvement Area 1 CA	5.00%	8/15/2051	NR	2,000,000	2,057,373
Gramercy Farms Community Development District FL	6.75%	5/1/2039	NR	181,000	173,976
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	3,000,000	2,585,969
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A+	4,875,000	4,919,437
New Jersey Economic Development Authority - NJ Metromall Urban Renewal Inc	6.50%	4/1/2028	Baa2	896,687	919,278
New York Transportation Development Corp.(c)	6.00%	6/30/2050	Baa3	6,500,000	6,974,511
New York Transportation Development Corp.(c)	6.00%	6/30/2055	Baa3	20,000,000	21,338,933
Riverside County Redevelopment Successor Agency CA Tax Allocation	8.50%	10/1/2041	A2	11,195,000	11,344,187
Stone Canyon Community Improvement District MO(b)	5.70%	4/1/2022	NR	1,000,000	150,000
Stone Canyon Community Improvement District MO(b)	5.75%	4/1/2027	NR	1,300,000	195,000
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%	12/1/2044	NR	2,086,570	2,181,947
Total					60,869,806

Tax Revenue 5.92%
Chicago Transit Authority Sales Tax Receipts Fund IL	4.00%	12/1/2050	A+	13,615,000	12,378,235
Chicago Transit Authority Sales Tax Receipts Fund IL	5.50%	12/1/2056	A+	14,000,000	14,948,154
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AG)	5.00%	8/1/2042	AA	1,250,000	1,356,173

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
County of Cook Sales Tax Revenue IL	4.00%	11/15/2034	AA-	$3,750,000	$3,774,027
Downtown Revitalization Public Infrastructure District - City of Salt Lake City Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2050	AA	4,500,000	4,917,783
Downtown Revitalization Public Infrastructure District - City of Salt Lake City Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2055	AA	19,760,000	21,329,731
Downtown Revitalization Public Infrastructure District - City of Salt Lake City Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2055	AA	16,140,000	17,422,158
Lower Colorado River Authority - LCRA Transmission Services Corp TX	6.00%	5/15/2052	A+	1,700,000	1,832,225
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2039	NR	3,500,000	3,641,396
Metropolitan Pier & Exposition Authority - State of Illinois McCormick Place Expansion Project Fund	4.00%	12/15/2042	A	2,000,000	1,952,201
Metropolitan Pier & Exposition Authority - State of Illinois McCormick Place Expansion Project Fund IL	4.00%	12/15/2047	A	1,255,000	1,147,149
Metropolitan Pier & Exposition Authority IL	4.00%	6/15/2052	A	7,210,000	6,362,622
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2030	A	10,535,000	9,111,005
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	6/15/2033	A	15,000,000	11,785,316
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2036	A	10,000,000	6,752,464
Mida Mountain Village Public Infrastructure District - Military Installation Development Authority Military Recreation Facilities Project Area UT†	5.75%	6/15/2044	NR	850,000	891,135

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Mida Mountain Village Public Infrastructure District - Military Installation Development Authority Military Recreation Facilities Project Area UT†	6.00%	6/15/2054	NR	$1,250,000	$1,296,941
New Jersey Transportation Trust Fund Authority - State of New Jersey	4.00%	6/15/2045	A1	10,300,000	10,000,250
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2049	AAA	7,810,000	8,344,953
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	11/1/2055	AAA	10,750,000	11,460,803
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2051	AAA	4,750,000	5,174,667
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2042	Aa1	5,000,000	4,356,718
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2049	Aa1	2,480,000	1,889,240
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2050	AA+	8,980,000	6,789,901
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	4.00%	2/15/2047	Aa1	9,625,000	9,184,199
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2046	Aa1	10,000,000	10,763,252
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	3.00%	3/15/2047	AA+	5,825,000	4,530,166
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	3.00%	3/15/2048	AA+	9,590,000	7,341,043
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	3.00%	3/15/2049	AA+	6,495,000	4,922,163

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	3.00%	3/15/2050	AA+	$7,620,000	$5,721,079
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	2,122,000	1,816,706
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	2,523,000	685,842
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	31,853,000	31,868,251
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	8,253,000	8,256,952
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	39,000	37,224
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	24,416,000	24,159,556
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	12,980,000	12,981,238
Total					291,182,918

Taxable Revenue - Water & Sewer 0.84%
City of Chicago IL Waterworks Revenue(c)	5.50%	11/1/2062	AA	20,300,000	21,402,195
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.00%	6/15/2046	AA+	11,500,000	12,338,218
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%	7/1/2047	NR	2,500,000	2,334,078
Washington Suburban Sanitary Commission MD	3.00%	6/1/2045	AAA	6,165,000	5,256,526
Total					41,331,017

Tobacco 1.72%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	62,825,000	49,283,285
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	20,000,000	825,096
Tobacco Securitization Authority of Northern California - Sacramento County Tobacco Securitization Corp	4.00%	6/1/2049	BBB+	2,850,000	2,520,592

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+		$4,305,000	$4,320,348
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		10,910,000	8,939,245
TSASC, Inc. NY	5.00%	6/1/2035	BBB		1,390,000	1,406,831
TSASC, Inc. NY	5.00%	6/1/2045	CCC+		7,500,000	7,250,336
TSASC, Inc. NY	5.00%	6/1/2048	NR		10,550,000	10,208,495
Total						84,754,228

Transportation 18.66%
Alameda Corridor Transportation Authority CA (AG)	5.00%	10/1/2034	AA		3,650,000	3,668,955
Allegheny County Airport Authority PA (AG) AMT	4.00%	1/1/2046	AA		24,315,000	22,986,069
Bay Area Toll Authority CA	3.00%	4/1/2054	AA-		5,100,000	3,813,703
Bay Area Toll Authority CA	4.00%	4/1/2047	AA-		10,495,000	10,346,953
Build NYC Resource Corp. - TRIPS Obligated Group NY AMT	5.50%	7/1/2050	BBB+		3,500,000	3,666,284
Build NYC Resource Corp. - TRIPS Obligated Group NY AMT	5.50%	7/1/2055	BBB+		5,990,000	6,225,587
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2043	BB+	(d)	2,500,000	2,538,651
Chicago O’Hare International Airport IL	5.00%	1/1/2046	A+		4,100,000	4,368,669
Chicago O’Hare International Airport IL	5.00%	1/1/2047	A+		4,000,000	4,228,175
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2041	AA		1,950,000	2,116,268
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2042	AA		1,470,000	1,589,556
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2043	AA		1,660,000	1,789,065
Chicago O’Hare International Airport IL AMT	5.50%	1/1/2055	A+		18,000,000	18,931,176
City of Los Angeles Department of Airports CA AMT	3.00%	5/15/2049	AA-		5,890,000	4,362,806
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2049	AA-		6,000,000	5,565,616
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2051	AA-		6,550,000	6,024,837

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City of Philadelphia Airport Revenue PA (AG) AMT	4.00%		7/1/2046	AA	$5,135,000	$4,849,838
City of Philadelphia Airport Revenue PA AMT	4.00%		7/1/2045	A1	3,980,000	3,701,469
Colorado Bridge & Tunnel Enterprise (AG)	5.25%		12/1/2049	AA	3,825,000	4,116,349
Columbus Regional Airport Authority OH	5.25%		1/1/2050	A	4,125,000	4,379,684
County of Lee Airport Revenue FL AMT	5.25%		10/1/2045	A2	2,500,000	2,709,207
County of Lee Airport Revenue FL AMT	5.25%		10/1/2046	A2	2,000,000	2,147,248
County of Lee Airport Revenue FL AMT	5.25%		10/1/2047	A2	3,000,000	3,192,745
County of Miami-Dade Seaport Department FL (AG) AMT	4.00%		10/1/2045	AA	12,355,000	11,551,905
County of Miami-Dade Seaport Department FL AMT	4.00%		10/1/2046	Aa2	5,825,000	5,424,122
County of Miami-Dade Seaport Department FL AMT	4.00%		10/1/2050	Aa2	7,485,000	6,648,864
County of Osceola Transportation Revenue FL	4.00%		10/1/2054	BBB+	1,810,000	1,586,866
Dallas Fort Worth International Airport TX	4.00%		11/1/2046	A1	8,295,000	7,980,074
E-470 Public Highway Authority CO (NATL)	Zero Coupon		9/1/2032	AA-	4,200,000	3,494,114
E-470 Public Highway Authority CO (NATL)	Zero Coupon		9/1/2037	AA-	7,720,000	4,421,792
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon		1/15/2033	A	5,000,000	4,073,020
Foothill-Eastern Transportation Corridor Agency CA	3.50%		1/15/2053	A	10,830,000	9,102,756
Foothill-Eastern Transportation Corridor Agency CA	3.95%		1/15/2053	A	5,000,000	4,583,707
Grand Parkway Transportation Corp. TX	4.00%		10/1/2049	A1	7,115,000	6,513,141
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(a)	12/1/2043	BBB+	25,500,000	26,434,294
Louisiana Public Facilities Authority - Calcasieu Bridge Partners LLC AMT	5.50%		9/1/2054	Baa3	5,000,000	5,165,101
Louisiana Public Facilities Authority - Calcasieu Bridge Partners LLC AMT	5.75%		9/1/2064	Baa3	19,410,000	20,262,458

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Maryland Economic Development Corp. - City of Baltimore Port Covington Development District Tax Allocation	4.00%		9/1/2040	NR	$2,000,000	$1,862,545
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.00%		11/12/2028	Baa3	5,000,000	5,004,329
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.25%		6/30/2052	Baa3	2,760,000	2,784,306
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2056	AA-	7,000,000	7,461,094
Metropolitan Transportation Authority NY	4.00%		11/15/2045	A	4,705,000	4,505,992
Metropolitan Transportation Authority NY	4.00%		11/15/2048	A	9,825,000	8,934,649
Metropolitan Transportation Authority NY	4.00%		11/15/2049	A	6,605,000	5,962,859
Metropolitan Transportation Authority NY(c)	4.75%		11/15/2045	A	13,890,000	14,053,443
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A	4,265,000	4,292,074
Metropolitan Transportation Authority NY	5.00%	#(a)	11/15/2045	A2	2,700,000	2,895,841
Metropolitan Transportation Authority NY	5.25%		11/15/2055	A	10,850,000	11,095,754
Metropolitan Transportation Authority NY(c)	5.25%		11/15/2055	A3	6,610,000	6,759,717
Metropolitan Transportation Authority NY	5.50%		11/15/2047	A	15,750,000	17,042,401
New Jersey Transportation Trust Fund Authority - State of New Jersey	4.00%		6/15/2046	A1	8,000,000	7,722,442
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%		6/15/2050	A1	15,155,000	16,074,095
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%		6/15/2050	A1	13,500,000	14,341,286
New Jersey Turnpike Authority	5.25%		1/1/2055	AA-	15,000,000	16,196,837
New York State Thruway Authority	4.00%		1/1/2050	A1	14,265,000	13,222,104
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa2	7,160,000	7,161,652

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2029	Baa2		$2,955,000	$3,039,499
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2030	Baa2		4,440,000	4,561,100
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2033	Baa2		12,450,000	12,724,379
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa2		8,720,000	8,876,313
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa2		33,350,000	34,350,283
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa2		7,000,000	7,482,546
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa2		16,530,000	18,468,653
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%	4/30/2053	BBB-	(d)	3,000,000	2,711,213
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%	12/1/2039	Baa1		5,840,000	6,145,663
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%	12/1/2042	Baa1		3,270,000	3,401,718
New York Transportation Development Corp. - JFK Millennium Partners LLC AMT	5.50%	12/31/2060	BBB-		67,500,000	69,179,616
New York Transportation Development Corp. - JFK NTO LLC AMT	5.50%	6/30/2054	Baa3		11,505,000	11,765,236
New York Transportation Development Corp. - JFK NTO LLC AMT	5.50%	6/30/2060	Baa3		17,185,000	17,549,867
New York Transportation Development Corp. - JFK NTO LLC AMT	6.00%	6/30/2054	Baa3		22,790,000	23,898,136
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa1		12,365,000	11,606,833
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2046	Baa1		2,440,000	2,170,288
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa1		19,245,000	19,243,993

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - Laguardia Gateway Partners LLC (AG) AMT	4.00%		1/1/2051	AA	$4,740,000	$4,165,467
Northern Indiana Commuter Transportation District IN	5.25%		1/1/2049	A+	4,150,000	4,460,901
Oklahoma Turnpike Authority	5.50%		1/1/2053	AA-	7,500,000	8,008,980
Oklahoma Turnpike Authority(c)	5.50%		10/1/2054	Aa3	12,500,000	13,685,619
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Motor License Fund AMT (AG)	5.75%		12/31/2062	AA	10,100,000	10,685,008
Pennsylvania Turnpike Commission	4.00%		12/1/2038	A2	3,425,000	3,434,741
Pennsylvania Turnpike Commission	4.00%		12/1/2050	A+	14,135,000	12,967,344
Pennsylvania Turnpike Commission	5.00%		12/1/2048	AA-	6,000,000	6,304,701
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	4.00%		12/1/2051	Aa3	7,365,000	6,784,164
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	4.00%		12/1/2053	A2	10,415,000	9,506,374
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.25%		12/1/2053	AA-	14,250,000	15,243,195
Port Authority of New York & New Jersey AMT	5.00%		7/15/2038	AA-	5,000,000	5,428,667
Port of Portland Airport Revenue OR AMT	5.50%		7/1/2048	AA-	6,250,000	6,634,206
Public Finance Authority - Sky Harbour Capital III LLC Obligated Group WI AMT†	6.00%	#(a)	7/1/2060	NR	5,000,000	5,153,194
Public Finance Authority - SR 400 Peach Partners LLC WI AMT	5.75%		6/30/2060	Baa3	19,240,000	20,168,865
Public Finance Authority - SR 400 Peach Partners LLC WI AMT	5.75%		12/31/2065	Baa3	32,000,000	33,544,890
Riverside County Transportation Commission CA	4.00%		6/1/2047	A-	17,000,000	16,712,436
San Francisco City & County Airport Commission-San Francisco International Airport CA AMT	5.25%		5/1/2045	AA-	6,750,000	7,393,046
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	4.00%		5/1/2049	AA-	3,505,000	3,232,652

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2049	A-	$250,000	$250,151
State of Florida Department of Transportation Turnpike System Revenue	4.125%		7/1/2046	AA	6,090,000	6,084,727
State of Michigan Trunk Line Revenue	5.50%		11/15/2049	AA+	15,000,000	16,241,875
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners LLC AMT	5.50%		12/31/2058	Baa1	2,500,000	2,606,715
Texas Transportation Finance Corp.(c)	5.50%		10/1/2055	AA+	10,000,000	10,897,443
Triborough Bridge & Tunnel Authority NY	5.25%		11/15/2048	AA-	3,900,000	4,266,107
Tulsa Municipal Airport Trust Trustees - American Airlines Inc OK AMT	6.25%		12/1/2035	B+	2,725,000	3,089,301
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		1/1/2037	BBB	5,755,000	6,043,780
Virginia Small Business Financing Authority - Elizabeth River Crossings OpCo LLC AMT	4.00%		1/1/2040	BBB	5,710,000	5,622,094
Total						917,726,523

Utilities 14.70%
Black Belt Energy Gas District AL	5.00%		7/1/2033	A2	13,500,000	14,148,625
Black Belt Energy Gas District AL	5.00%		10/1/2035	A2	8,100,000	8,545,368
Black Belt Energy Gas District AL	5.00%		6/1/2036	Baa2	17,300,000	18,190,348
Black Belt Energy Gas District AL	5.00%	#(a)	5/1/2055	Aa3	5,000,000	5,324,593
Black Belt Energy Gas District AL	5.25%		6/1/2036	A1	6,645,000	7,166,791
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	9,450,000	9,921,611
Black Belt Energy Gas District AL	5.50%	#(a)	11/1/2053	A2	6,665,000	6,975,819
Black Belt Energy Gas District AL†	5.50%	#(a)	11/1/2056	BBB-	41,780,000	44,987,751
California Community Choice Financing Authority	5.00%		7/1/2035	Aa2	11,320,000	12,471,081
California Community Choice Financing Authority	5.00%	#(a)	3/1/2056	Aa3	16,875,000	18,091,385
California Community Choice Financing Authority	5.25%		2/1/2036	A3	8,000,000	8,767,005
California Community Choice Financing Authority(c)	5.25%	#(a)	11/1/2054	A2	14,000,000	14,786,641
California Pollution Control Financing Authority - Channelside Water Resources LP†	5.00%		11/21/2045	Baa2	5,000,000	5,116,592

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
California Pollution Control Financing Authority - Poseidon Resources Channelside LP†	5.00%		7/1/2039	Baa2	$2,200,000	$2,262,054
Central Plains Energy Project NE	5.00%		9/1/2042	BBB+	3,655,000	3,763,362
City of Baltimore MD	5.00%		7/1/2039	A1	4,750,000	4,752,806
City of Baltimore MD(c)	5.25%		7/1/2047	AA-	7,190,000	7,550,000
City of Baltimore MD(c)	5.25%		7/1/2052	AA-	12,190,000	12,800,347
City of Chicago Waterworks Revenue IL	5.00%		11/1/2046	A+	2,500,000	2,660,620
City of Chicago Waterworks Revenue IL	5.00%		11/1/2047	A+	2,500,000	2,639,737
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	5,500,000	5,668,733
City of Fort Lauderdale Water & Sewer Revenue FL	5.50%		9/1/2053	AA+	5,000,000	5,417,067
City of Georgetown Utility System Revenue TX (BAM)	5.00%		8/15/2046	AA	8,500,000	9,097,651
City of Georgetown Utility System Revenue TX (BAM)	5.00%		8/15/2047	AA	4,750,000	5,056,188
City of Georgetown Utility System Revenue TX (BAM)	5.00%		8/15/2048	AA	6,470,000	6,852,668
City of Houston Combined Utility System Revenue TX	4.00%		11/15/2049	Aa2	5,000,000	4,616,026
City of Osceola AR AMT	4.875%		4/1/2040	Baa3	9,800,000	9,951,824
City of Richmond Public Utility Revenue VA	4.25%		1/15/2047	Aa1	5,500,000	5,534,214
City of San Antonio Electric & Gas Systems Revenue TX	5.50%		2/1/2049	Aa2	2,000,000	2,174,541
City of San Antonio Electric & Gas Systems Revenue TX	5.50%		2/1/2050	Aa2	10,880,000	11,696,466
County of Jefferson Sewer Revenue AL	5.25%		10/1/2049	BBB+	10,345,000	10,806,039
County of Jefferson Sewer Revenue AL	5.50%		10/1/2053	BBB+	24,350,000	25,651,215
County of Manatee Public Utilities Revenue - County of Manatee FL Public Utilities Revenue FL	4.00%		10/1/2053	Aa1	5,820,000	5,313,878
Energy Southeast A Cooperative District AL	5.00%		11/1/2035	A2	3,000,000	3,169,443
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	22,500,000	24,240,204
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	10,710,000	11,781,976

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	5.25%		8/1/2029	NR	$1,500,000	$1,544,594
Great Lakes Water Authority Sewage Disposal System Revenue MI	5.50%		7/1/2052	A+	12,000,000	12,716,839
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2035	Baa1	5,000,000	5,010,613
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2036	Baa1	5,000,000	5,010,022
Kentucky Public Energy Authority	4.00%	#(a)	8/1/2052	A1	15,500,000	15,734,414
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	26,455,000	28,326,419
Lower Colorado River Authority - LCRA Transmission Services Corp TX	5.00%		5/15/2045	A+	4,425,000	4,740,610
Lower Colorado River Authority - LCRA Transmission Services Corp TX	5.00%		5/15/2046	A+	2,550,000	2,711,490
Lower Colorado River Authority - LCRA Transmission Services Corp TX	5.00%		5/15/2047	A+	2,900,000	3,061,050
Lower Colorado River Authority - LCRA Transmission Services Corp TX	5.00%		5/15/2048	A+	3,250,000	3,411,786
Minnesota Municipal Gas Agency	5.00%		9/1/2035	Baa1	35,000,000	36,554,287
Municipal Electric Authority of Georgia	5.25%		1/1/2049	A2	3,475,000	3,670,970
Municipal Electric Authority of Georgia (BAM)	4.00%		1/1/2049	AA	6,550,000	6,151,133
Nebraska Public Power District	5.00%		1/1/2045	A1	2,250,000	2,459,771
Nebraska Public Power District	5.00%		1/1/2046	A1	3,085,000	3,356,583
Nebraska Public Power District	5.00%		1/1/2047	A1	3,300,000	3,552,872
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	3.50%		6/15/2048	AA+	10,025,000	8,660,105
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%		6/15/2047	AA+	4,500,000	4,825,492
New York Power Authority	4.00%		11/15/2050	Aa1	10,910,000	10,403,257
Oklahoma Municipal Power Authority(c)	5.25%		1/1/2056	AA	15,000,000	16,060,722
Paducah Electric Plant Board KY (AG)	5.00%		10/1/2035	AA	1,000,000	1,003,716
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1	15,000,000	16,102,621
Philadelphia Gas Works Co. PA	5.25%		8/1/2049	A	13,000,000	13,758,068

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	$5,000,000	$4,870,078
South Carolina Public Service Authority	5.50%		12/1/2054	A-	6,780,000	7,249,720
Southeast Alabama Gas Supply District AL	5.00%	#(a)	6/1/2049	A1	10,000,000	10,549,732
Southeast Energy Authority A Cooperative District AL	5.00%		11/1/2035	Baa1	31,255,000	32,637,887
Southeast Energy Authority A Cooperative District AL	5.00%	#(a)	10/1/2055	Aa3	9,200,000	9,771,569
Southeast Energy Authority A Cooperative District AL(c)	5.00%	#(a)	1/1/2056	A1	20,000,000	20,424,954
Southeast Energy Authority A Cooperative District AL	5.25%	#(a)	11/1/2055	A1	5,000,000	5,414,525
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1	5,000,000	5,326,298
Southern California Public Power Authority	4.099% (3 mo. USD Term SOFR * .67 + 1.47%	)#	11/1/2038	A2	3,090,000	3,023,502
Southern California Public Power Authority - Los Angeles Department of Water & Power Power System Revenue	5.00%		7/1/2046	Aa3	5,725,000	6,148,530
Southern California Public Power Authority - Los Angeles Department of Water & Power Power System Revenue	5.00%		7/1/2047	Aa3	6,750,000	7,169,546
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1	6,000,000	6,396,956
Texas Municipal Gas Acquisition & Supply Corp. IV	5.50%	#(a)	1/1/2054	A1	5,000,000	5,469,500
Texas Municipal Gas Acquisition & Supply Corp. V	5.00%		4/1/2036	A3	14,725,000	15,588,530
Texas Water Development Board - State Water Implementation Revenue Fund for Texas	4.125%		10/15/2047	AAA	16,460,000	16,260,839
Total						723,080,269
Total Municipal Bonds (cost $5,035,437,067)						5,098,339,101

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
WARRANTS 0.05%

Construction & Engineering 0.05%
BL Train Holdings West LLC* (cost $0)		11.50%	12/1/2035	NR	$159,194	$397,985
Desertxpress Enterprises LLC* (cost $0)		1.00%	4/30/2036	NR	744,323	1,860,808
Total						2,258,793
Total Long-Term Investments (cost $5,035,437,067)						5,100,597,894

	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date

SHORT-TERM INVESTMENTS 0.25%

Variable Rate Demand Notes 0.25%

General Obligation 0.02%
City of New York NY GO	3.050%	7/1/2026	4/1/2042	AA	1,000,000	1,000,000

Pollution Control 0.07%
Port of Port Arthur Navigation District - Motiva Enterprises LLC TX	3.000%	7/1/2026	4/1/2040	BBB+	1,700,000	1,700,000
Port of Port Arthur Navigation District - Motiva Enterprises LLC TX	3.000%	7/1/2026	4/1/2040	BBB+	1,700,000	1,700,000
Total						3,400,000

Utilities 0.16%
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	3.050%	7/15/2026	6/15/2041	AA+	7,435,000	7,435,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	3.050%	7/15/2026	6/15/2041	AA+	500,000	500,000
Total						7,935,000
Total Variable Rate Demand Notes (cost $12,335,000)						12,335,000
Total Short-Term Investments (cost $12,335,000)						12,335,000
Total Investments in Securities 103.95% (cost $5,047,772,067)						5,112,932,894
Other Assets and Liabilities – Net (3.95)%						(194,322,207)
Net Assets 100.00%						$4,918,610,687

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2026

AG	AG Insured by Assured Guaranty, Inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by Build America Mutual.
FHA	Insured by Federal Housing Administration.
FHLMC	Insured by Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
NATL	Insured by National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2026.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2026, the total value of Rule 144A securities was $376,359,047, which represents 7.65% of net assets.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted.
(c)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(d)	This investment has been rated by Fitch IBCA.
(e)	Securities purchased on a when-issued basis.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

Futures Contracts at June 30, 2026:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. Long Bond	September 2026	459	Short	$(50,647,189)	$(52,096,500)	$(1,449,311)

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND June 30, 2026

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$5,098,339,101	$–	$5,098,339,101
Warrants	–	2,258,793	–	2,258,793
Short-Term Investments
Variable Rate Demand Notes	–	12,335,000	–	12,335,000
Total	$–	$5,112,932,894	$–	$5,112,932,894
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(1,449,311)	–	–	(1,449,311)
Total	$(1,449,311)	$–	$–	$(1,449,311)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 102.38%

MUNICIPAL BONDS 102.26%

Corporate-Backed 12.93%
Arkansas Development Finance Authority†	7.375%		7/1/2056	B-		$10,000,000	$10,429,886
Arkansas Development Finance Authority - Hybar LLC†	7.50%		7/1/2048	B-		16,800,000	18,841,800
Arkansas Development Finance Authority - Hybar LLC AMT†	7.00%		7/1/2048	B-		10,550,000	11,694,597
Arkansas Development Finance Authority - United States Steel Corp AMT	5.45%		9/1/2052	BB+		11,825,000	12,102,425
Arkansas Development Finance Authority - US Steel Corp AMT	5.70%		5/1/2053	BB+		17,250,000	17,882,809
Arkansas Development Finance Authority AMT†	4.875%	#(a)	7/1/2056	B-		6,000,000	6,280,541
Avenir Community Development District FL	5.375%		5/1/2043	NR		3,230,000	3,424,654
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR		3,755,000	3,782,907
California Infrastructure & Economic Development Bank - DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR		35,625,000	23,334,375
California Municipal Finance Authority - Clay Lacy Santa Ana LLC AMT†	6.00%		1/1/2055	NR		5,020,000	5,316,887
City of Henderson - Pratt Paper LLC KY AMT†	4.70%		1/1/2052	NR		5,500,000	5,364,709
City of Houston Airport System Revenue - United Airlines Inc TX AMT	4.00%		7/15/2041	BB+	(b)	4,475,000	4,232,330
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/1/2029	BB+		11,545,000	11,558,967
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR		625,000	640,227
East Nassau Stewardship District Special Assessment 2025 FL	6.25%		5/1/2056	NR		11,700,000	12,195,869

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Gas Worx Community Development District - Gas Worx Community Development District Series 2025 Special Assessments FL†	5.75%		5/1/2045	NR	$1,000,000	$1,048,857
Gas Worx Community Development District - Gas Worx Community Development District Series 2025 Special Assessments FL†	6.00%		5/1/2057	NR	4,950,000	5,104,688
Grapevine Wash Local District - Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR	8,000,000	8,068,273
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	5.60%		5/1/2044	NR	1,840,000	1,937,558
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	5.875%		5/1/2055	NR	7,000,000	7,217,995
Hoover Industrial Development Board - United States Steel Corp AL AMT	5.75%		10/1/2049	BB+	17,820,000	18,375,868
Illinois Finance Authority - LRS Holdings LLC AMT†	7.375%	#(a)	9/1/2042	NR	10,000,000	11,483,932
Indiana Finance Authority - United States Steel Corp AMT	6.75%		5/1/2039	BB+	3,600,000	4,012,285
Industrial Development Board of The City of Kingsport Tennessee - Domtar Paper Co LLC TN AMT†	5.25%	#(a)	12/1/2054	B2	5,000,000	4,602,792
Jefferson County Port Authority - JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1	12,500,000	12,791,936
Jefferson County Port Authority - JSW Steel USA Ohio Inc OH AMT†	3.50%		12/1/2051	Ba1	9,450,000	7,943,335
KD52 Community Development District No. 1 Series 2025 Assessment FL	5.875%		5/1/2045	NR	2,800,000	2,885,294
KD52 Community Development District No. 1 Series 2025 Assessment FL	6.125%		5/1/2056	NR	4,815,000	4,877,379
Lakewood Ranch Stewardship District Series 2025 Assessment Southeast FL	6.00%		5/1/2056	NR	3,565,000	3,776,826
Legacy Community Authority CO	6.75%		12/1/2055	NR	7,500,000	7,751,635

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Louisiana Public Facilities Authority - Waste Pro USA Inc AMT†	6.50%	#(a)	10/1/2053	NR	$3,745,000	$3,947,909
Louisiana Public Facilities Authority - Waste Pro USA Inc AMT†	6.75%	#(a)	10/1/2053	NR	2,000,000	2,117,945
Maricopa County Industrial Development Authority - Commercial Metals Co AZ AMT†	4.00%		10/15/2047	BB+	15,250,000	13,551,816
Maryland Economic Development Corp Chesapeake Bay Conference Center(c)	5.00%		12/1/2016	NR	3,430,000	2,298,100
Miami-Dade County Industrial Development Authority - CFC MB I LLC FL†	6.25%		1/1/2059	NR	8,000,000	8,299,934
Mobile County Industrial Development Authority - AM/NS Calvert LLC AL AMT	4.75%		12/1/2054	BBB	19,495,000	18,913,556
Mobile County Industrial Development Authority - AM/NS Calvert LLC AL AMT	5.00%		6/1/2054	BBB	19,065,000	19,176,134
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.875%		11/1/2042	B-	17,900,000	16,758,075
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB+	9,385,000	9,398,099
New Jersey Economic Development Authority - United Airlines Inc	5.50%		6/1/2033	BB+	6,960,000	6,974,269
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AG)	3.00%		1/1/2046	AA	10,335,000	8,416,275
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	2,345,000	2,346,686
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR	11,700,000	11,711,611
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR	5,100,000	5,105,112
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.375%		11/15/2040	NR	5,000,000	5,004,041
New York Liberty Development Corp. - 7 World Trade Center II LLC	3.125%		9/15/2050	Aaa	2,500,000	1,911,567

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%	8/1/2026	B+	$680,000	$680,501
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%	8/1/2031	B+	32,495,000	32,496,313
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	10/1/2035	Baa2	10,500,000	10,979,638
Niagara Area Development Corp. - Reworld Holding Corp NY AMT†	4.75%	11/1/2042	B-	16,240,000	14,937,169
Ohio Air Quality Development Authority - AMG Vanadium LLC AMT†	5.00%	7/1/2049	B3	33,290,000	31,213,097
Palmetto Ridge Community Development District Assessment Area Two FL	5.375%	5/1/2046	NR	1,950,000	1,970,339
Palmetto Ridge Community Development District Assessment Area Two FL	5.80%	5/1/2056	NR	1,725,000	1,739,116
Parish of Beauregard - OfficeMax Inc LA	6.80%	2/1/2027	NR	5,000,000	5,010,988
Parish of St. James - NuStar Logistics LP LA†	6.35%	7/1/2040	BB+	5,000,000	5,424,930
Parish of St. James - NuStar Logistics LP LA†	6.35%	10/1/2040	BB+	7,690,000	8,343,130
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2045	NR	1,375,000	1,339,729
Pinery Community Development District Assessment Area One FL	5.60%	5/1/2046	NR	1,250,000	1,276,237
Pinery Community Development District Assessment Area One FL	5.875%	5/1/2056	NR	2,000,000	2,016,454
Polk County Industrial Development Authority - Mineral Development LLC FL†(c)	5.875%	1/1/2033	NR	7,020,000	1,404,000
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.25%	1/1/2054	NR	11,750,000	10,995,899

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Prairie Center Metropolitan District No. 3 CO GO	5.875%		12/15/2046	NR	$3,125,000	$3,328,998
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.25%		7/1/2054	NR	25,335,000	21,569,677
Public Finance Authority - TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	11,000,000	11,003,807
Public Finance Authority WI†	5.375%		12/15/2032	NR	2,666,000	2,665,838
Savannah Georgia Convention Center Authority†	6.25%		6/1/2061	NR	6,250,000	6,423,614
Southwestern Illinois Development Authority - United States Street Corp	5.75%		8/1/2042	BB+	2,500,000	2,502,743
Spring Valley Community Infrastructure District No. 1 ID†	6.25%		9/1/2053	NR	7,000,000	7,241,034
State of Nevada Department of Business & Industry - DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR	9,920,000	6,497,600
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.50%		12/1/2035	NR	2,700,000	2,700,589
Virginia Small Business Financing Authority - Reworld Holding Corp AMT†	5.00%	#(a)	1/1/2048	B-	3,150,000	3,144,373
West Pace Cooperative District AL(c)	9.125%		5/1/2039	NR	13,770,000	6,885,000
Total						588,683,578

Education 10.85%
Build NYC Resource Corp. - East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%		6/1/2062	BB	3,750,000	3,680,007
Build NYC Resource Corp. - Kipp NYC Public Charter Schools NY	5.25%		7/1/2052	BBB-	2,700,000	2,748,926
California Infrastructure & Economic Development Bank(d)	5.25%		5/15/2059	AA	4,560,000	4,861,764
California Municipal Finance Authority - SDORI Charter School Properties LLC†	5.625%		3/1/2045	B+	11,500,000	10,731,180
California Municipal Finance Authority - Westside Neighborhood School†	6.20%		6/15/2054	BB	2,650,000	2,798,046

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
California Municipal Finance Authority - Westside Neighborhood School†	6.375%	6/15/2064	BB		$5,000,000	$5,298,739
Camden County Improvement Authority - KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2062	BBB		2,535,000	2,618,223
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%	6/15/2039	NR		1,950,000	1,923,777
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%	6/15/2049	NR		9,815,000	9,120,470
Capital Trust Agency, Inc. - Southeastern University Obligated Group FL†	6.375%	5/1/2053	BB		6,150,000	6,392,940
Capital Trust Authority - Kipp Miami Obligated Group FL†	5.625%	6/15/2044	BB+		815,000	845,943
Capital Trust Authority - Kipp Miami Obligated Group FL†	6.00%	6/15/2054	BB+		1,155,000	1,187,437
Capital Trust Authority - Kipp Miami Obligated Group FL†	6.125%	6/15/2060	BB+		800,000	822,831
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2048	A	(b)	8,500,000	8,945,791
Chicago Board of Education IL GO	4.00%	12/1/2043	BB+		2,975,000	2,632,492
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+		40,665,000	33,473,749
Chicago Board of Education IL GO	5.00%	12/1/2046	BB+		23,455,000	22,281,497
City of Jacksonville - Jacksonville University FL†	5.00%	6/1/2053	NR		6,500,000	6,012,558
Clarksville Public Educational Facilities Board - University of the Ozarks AR	6.00%	8/1/2044	NR		1,000,000	1,043,612
Clarksville Public Educational Facilities Board - University of the Ozarks AR	6.25%	8/1/2049	NR		1,195,000	1,234,530
Clarksville Public Educational Facilities Board - University of the Ozarks AR	6.25%	8/1/2056	NR		1,935,000	1,983,428
Cleveland-Cuyahoga County Port Authority OH†	5.875%	1/1/2049	NR		2,450,000	2,473,030

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Clifton Higher Education Finance Corp. - Aristoi Classical Academy TX	5.50%	8/15/2045	BB	$3,765,000	$3,747,513
Clifton Higher Education Finance Corp. - Aristoi Classical Academy TX	6.00%	8/15/2050	BB	6,455,000	6,509,181
Clifton Higher Education Finance Corp. - Aristoi Classical Academy TX	6.00%	8/15/2055	BB	2,825,000	2,829,338
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc (PSF-GTD)	5.25%	2/15/2049	Aaa	8,015,000	8,406,960
Colorado Educational & Cultural Facilities Authority†	5.75%	4/1/2059	BB	2,250,000	2,218,763
Colorado Educational & Cultural Facilities Authority†	5.80%	4/1/2054	BB	3,200,000	3,201,692
Columbus-Franklin County Finance Authority - Ohio Dominican University(c)	6.50%	3/1/2048	NR	4,830,000	2,898,000
Columbus-Franklin County Finance Authority - Ohio Dominican University(c)	6.50%	3/1/2053	NR	3,500,000	2,100,000
County of Frederick - Mount St Mary’s University Inc MD†	6.00%	9/1/2056	BB+	4,250,000	4,254,051
County of Tuscarawas - Ashland University OH	6.00%	3/1/2045	NR	5,000,000	4,999,990
Development Authority of Cobb County - MT Bethel Christian Academy Inc GA†	6.25%	6/1/2055	BB+	2,655,000	2,768,790
Development Authority of Cobb County - MT Bethel Christian Academy Inc GA†	6.25%	6/1/2064	BB+	2,150,000	2,225,076
Development Authority of The City of Marietta - Life University Inc GA†	5.00%	11/1/2047	B1	3,480,000	3,166,453
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%	11/1/2037	B1	13,000,000	12,733,856
District of Columbia - Catholic University of America/The	5.75%	10/1/2055	A-	17,500,000	18,656,522
Florida Development Finance Corp. - Renaissance Charter School Inc†	6.75%	6/15/2053	NR	8,000,000	8,476,786

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2025 Obligated Group†	6.00%	6/15/2055	Ba1	$2,600,000	$2,692,252
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2025 Obligated Group†	6.125%	6/15/2050	Ba1	2,600,000	2,735,991
Florida Higher Educational Facilities Financial Authority - Jacksonville University†	5.00%	6/1/2048	NR	9,000,000	8,461,601
Florida Higher Educational Facilities Financing Authority - Keiser University Obligated Group†	6.25%	7/1/2055	BB+	47,500,000	48,488,218
Illinois Finance Authority - DePaul College Prep†	5.50%	8/1/2043	BB+	1,360,000	1,451,537
Illinois Finance Authority - DePaul College Prep†	5.625%	8/1/2053	BB+	4,500,000	4,649,316
Illinois Finance Authority - Illinois Institute of Technology†	5.875%	9/1/2046	BB+	11,250,000	11,273,102
Indiana Finance Authority - Marian University Inc/IN	5.00%	9/15/2046	BBB	1,100,000	1,110,774
Indiana Finance Authority - Marian University Inc/IN	5.125%	9/15/2051	BBB	2,500,000	2,509,746
Indiana Finance Authority - Marian University Inc/IN	5.25%	9/15/2056	BBB	2,300,000	2,316,694
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%	7/1/2045	BB+	7,200,000	7,091,834
Iowa Higher Education Loan Authority - University of Dubuque	5.25%	10/1/2040	BBB-	2,000,000	2,113,472
Iowa Higher Education Loan Authority - University of Dubuque	6.00%	10/1/2055	BBB-	7,275,000	7,657,503
Lamar Consolidated Independent School District TX(d)	5.00%	2/15/2059	AAA	15,000,000	15,685,003
Louisiana Public Facilities Authority - Acadiana Renaissance Charter Academy†	6.00%	6/15/2059	NR	2,200,000	2,238,166
Louisiana Public Facilities Authority - Lafayette Renaissance Charter Academy†	6.375%	6/15/2053	NR	8,000,000	8,233,397

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	6.25%	7/1/2044	NR	$3,490,000	$3,631,433
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	6.50%	7/1/2054	NR	5,660,000	5,819,630
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	6.625%	7/1/2059	NR	3,125,000	3,222,568
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	6.75%	7/1/2063	NR	1,000,000	1,034,385
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.25%	10/1/2040	NR	3,000,000	2,707,540
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.50%	10/1/2051	NR	7,915,000	6,713,905
Massachusetts Development Finance Agency - Emerson College	5.00%	10/1/2043	Baa3	16,215,000	16,020,081
Massachusetts Development Finance Agency - Suffolk University	5.25%	7/1/2055	Baa3	3,000,000	2,993,795
Massachusetts Development Finance Agency - Suffolk University	6.00%	7/1/2050	Baa3	1,000,000	1,067,052
Massachusetts School Building Authority	3.00%	8/15/2050	AA+	5,000,000	3,833,382
Middlesex County Improvement Authority - Rutgers The State University of New Jersey(d)	5.00%	8/15/2053	Aa3	15,000,000	15,758,362
New York St Dorm Auth Revenues Nyshgr(d)	5.25%	7/1/2055	AA-	14,750,000	15,824,580
Ohio Higher Educational Facility Commission - Xavier University	5.25%	5/1/2049	Baa3	2,805,000	2,816,703
Oklahoma Development Finance Authority - Oklahoma City University Obligated Group	5.00%	8/1/2044	BBB-	8,000,000	7,844,776

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Public Finance Authority - Triad Math & Science Academy Co WI†	5.00%		6/15/2036	BB+	$12,000,000	$12,273,968
Public Finance Authority - Triad Math & Science Academy Co WI	5.25%		6/15/2065	BB+	2,000,000	1,876,017
Public Finance Authority - Triad Math & Science Academy Co WI	5.50%		6/15/2055	BB+	1,050,000	1,043,551
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%		6/15/2054	NR	4,790,000	4,250,156
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%		6/15/2059	NR	1,050,000	914,061
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%		6/15/2064	NR	6,180,000	5,303,833
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.75%		6/15/2058	NR	25,130,000	24,607,836
Washington State Housing Finance Commission - Seattle Academy of Arts & Sciences†	6.25%		7/1/2059	BBB	2,250,000	2,399,873
Washington State Housing Finance Commission - Seattle Academy of Arts & Sciences†	6.375%		7/1/2063	BBB	1,165,000	1,246,495
Total						494,216,529

General Obligation 9.11%
American Samoa Economic Development Authority†	7.125%		9/1/2038	Ba3	7,020,000	7,404,678
Black Desert Public Infrastructure District UT GO†	4.00%		3/1/2051	NR	6,280,000	5,302,019
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	5,500,000	5,826,581
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	18,530,000	16,756,416
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	9,515,000	9,679,977
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	4,000,000	4,011,672
Chicago Board of Education IL GO	5.75%		12/1/2050	BB+	10,000,000	10,189,678
Chicago Board of Education IL GO	5.875%		12/1/2047	BB+	6,750,000	6,925,515
Chicago Board of Education IL GO	6.00%		12/1/2044	BB+	13,160,000	14,091,561
Chicago Board of Education IL GO	6.00%		12/1/2049	BB+	15,260,000	15,805,107

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Chicago Board of Education IL GO	6.25%		12/1/2050	BB+	$9,500,000	$10,090,419
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	2,000,000	2,075,323
City of Chicago IL GO	6.00%		1/1/2050	BBB	16,650,000	17,551,446
City of Horace ND GO	4.50%		5/1/2039	Ba1	1,250,000	1,266,579
City of New Orleans LA GO	5.50%		12/1/2051	BBB+	2,000,000	2,121,947
City of New Orleans LA GO	5.75%		12/1/2055	BBB+	2,000,000	2,156,159
City of New York NY GO(d)	5.25%		10/1/2055	AA	33,000,000	34,886,497
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	10,170,279	7,322,601
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	19,219,000	18,735,907
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	52,446,156	48,108,995
County of Pasco - State of Florida Cigarette Tax Revenue (AG)	5.75%		9/1/2054	AA	2,000,000	2,161,196
Grant County Public Hospital District No. 1 WA GO	5.125%		12/1/2052	Baa2	4,750,000	4,754,784
Grapevine Wash Local District - Grapevine Wash Local District Residential Facilities Fee Revenue UT GO†	6.00%		3/1/2055	NR	17,335,000	17,366,408
Hunt Memorial Hospital District Charitable Health TX GO	6.00%		2/15/2041	Ba3	2,730,000	2,866,270
Hunt Memorial Hospital District Charitable Health TX GO	6.00%		2/15/2045	Ba3	2,300,000	2,377,172
Idaho Falls Auditorium District COPS†	5.25%		5/15/2051	NR	11,605,000	11,617,308
Metropolitan Pier & Exposition Authority - State of Illinois McCormick Place Expansion Project Fund	4.00%		6/15/2050	A	11,580,000	10,328,691
Mida Cormont Public Infrastructure District UT GO†	Zero Coupon		6/1/2055	NR	4,850,000	4,287,159
Mida Cormont Public Infrastructure District UT GO†	6.25%		6/1/2055	NR	2,000,000	2,123,675
New York State Urban Development Corp. - State of New York Sales Tax Revenue	3.00%		3/15/2049	Aa1	10,000,000	7,591,525
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	6.00%		6/30/2061	Baa2	23,995,000	25,565,379

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Public Finance Authority - Driftwood Conservation District WI†	Zero Coupon	12/15/2039	NR	$2,881,000	$1,220,239
Public Finance Authority WI†	6.00%	11/15/2045	NR	14,500,000	14,526,146
Resort Core Public Infrastructure District No. 1 UT GO	Zero Coupon	3/1/2057	NR	9,000,000	7,012,540
Resort Core Public Infrastructure District No. 1 UT GO	5.875%	3/1/2057	NR	5,950,000	6,114,202
State of Illinois GO	5.25%	5/1/2045	A2	2,500,000	2,647,006
State of Illinois GO	5.25%	9/1/2048	A2	3,780,000	3,929,799
State of Illinois GO	5.50%	5/1/2039	A2	8,280,000	8,797,115
State of Illinois GO	5.50%	10/1/2039	A2	4,000,000	4,382,961
State of Illinois GO	5.50%	3/1/2042	A2	5,250,000	5,665,182
State of Illinois GO	5.50%	3/1/2047	A2	15,270,000	16,075,405
State of Illinois GO	5.50%	5/1/2047	A2	6,000,000	6,319,088
STC Metropolitan District No. 2 CO GO†	6.25%	12/1/2055	NR	6,500,000	6,672,485
Total					414,710,812

Health Care 26.15%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2041	BBB-	4,000,000	3,950,954
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2046	BBB-	3,300,000	3,144,428
Antelope Valley Healthcare District Obligated Group CA	5.25%	3/1/2036	BBB-	1,000,000	1,000,105
Arizona Industrial Development Authority - Navajo Health Foundation-Sage Memorial Hospital Inc Obligated Group†	7.625%	5/1/2054	NR	13,750,000	14,757,599
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2049	BBB	5,195,000	5,311,974
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2054	BBB	8,350,000	8,510,969
Atlanta Development Authority - Georgia ProtonCare Center Inc(c)	6.00%	1/1/2023	NR	2,000,000	900,000
Atlanta Development Authority - Georgia ProtonCare Center Inc(c)	6.75%	1/1/2035	NR	1,500,000	675,000

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Atlanta Development Authority - Georgia ProtonCare Center Inc(c)	7.00%	1/1/2040	NR		$4,000,000	$1,800,000
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR		23,200,000	17,532,122
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%	6/30/2039	NR		38,616,000	36,913,123
Brevard County Health Facilities Authority - Health First Inc Obligated Group FL	5.00%	4/1/2052	A		11,580,000	11,753,202
Bucks County Industrial Development Authority - Grand View Hospital/Sellersville Obligated Group PA	4.00%	7/1/2046	BBB+		15,000,000	13,737,259
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	4.00%	7/1/2045	B		3,310,000	2,740,522
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2040	B		11,020,000	10,689,400
Build NYC Resource Corp. - RiverSpring Health Senior Living Inc Obligated Group NY†	7.00%	12/15/2055	NR		5,000,000	5,111,802
Build NYC Resource Corp. - RiverSpring Health Senior Living Inc Obligated Group NY†	7.00%	12/15/2065	NR		19,750,000	20,107,862
California Municipal Finance Authority - Community Health Centers of The Central Coast Inc	5.75%	12/1/2055	BBB	(b)	5,000,000	5,308,347
California Municipal Finance Authority - Community Hospitals of Central California Obligated Group	3.00%	2/1/2046	BBB+		5,000,000	3,959,581
California Municipal Finance Authority - Palomar Health Obligated Group COPS†	5.00%	11/1/2027	CCC+		2,435,000	2,423,627
California Public Finance Authority - Kendal at Ventura†(e)	11.00%	5/15/2028	NR		2,365,000	2,365,885
California Public Finance Authority - Kendal At Ventura†	10.00%	5/15/2028	NR		6,500,000	6,882,594
California Public Finance Authority - Kendal At Ventura†	12.00%	5/15/2028	NR		1,000,000	1,089,111

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Public Finance Authority - Marisol HB LLC Obligated Group†	5.10%	#(a)	4/1/2066	NR	$7,250,000	$7,330,144
California Public Finance Authority - QSH/LB LLC†	6.50%		6/1/2055	NR	2,840,000	3,029,113
California Public Finance Authority - QSH/LB LLC†	6.625%		6/1/2065	NR	8,750,000	9,370,189
California Public Finance Authority - QSH/MB LLC†	6.75%		7/1/2065	NR	17,315,000	18,788,292
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group	5.25%		12/1/2044	BB+	12,840,000	12,846,076
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.25%		12/1/2048	BB+	4,080,000	4,119,933
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group	5.50%		12/1/2054	BB+	13,745,000	13,750,207
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%		12/1/2041	BB+	1,700,000	1,700,840
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%		12/1/2046	BB+	6,100,000	6,101,417
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%		12/1/2056	BB+	36,875,000	36,883,894
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.50%		12/1/2058	BB+	37,035,000	37,472,313
Capital Projects Finance Authority - Trilogy Community Development Foundation Inc Obligated Group FL†	7.125%		1/1/2065	NR	6,250,000	6,583,211

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Capital Projects Finance Authority - Trilogy Community Development Foundation Inc Obligated Group FL†	7.25%	1/1/2055	NR		$4,000,000	$4,286,928
Capital Trust Authority - Convivial St Petersburg LLC FL†	12.00%	10/3/2029	NR		6,000,000	6,207,625
Chester County Health & Education Facilities Authority - Immaculata University PA	5.00%	11/1/2037	BB-	(b)	4,000,000	3,799,978
Chester County Health & Education Facilities Authority - Immaculata University PA	5.00%	11/1/2046	BB-	(b)	4,150,000	3,689,021
City of Jacksonville - Genesis Health Inc Obligated Group FL	5.00%	11/1/2050	A-		6,635,000	6,686,085
Connecticut State Health & Educational Facilities Authority Odd Fellows Home of Connecticut Inc Obligated Group(e)	6.25%	12/15/2053	NR		4,000,000	4,056,322
Connecticut State Health & Educational Facilities Authority Odd Fellows Home of Connecticut Inc Obligated Group(e)	6.375%	12/15/2061	NR		4,900,000	4,970,551
County of Howard - Columbia Vantage House Corp MD	5.00%	4/1/2044	NR		1,955,000	1,945,512
County of Howard - Columbia Vantage House Corp MD	5.00%	4/1/2046	NR		7,000,000	6,783,979
County of Muskingum - Genesis Healthcare System Obligated Group OH	5.00%	2/15/2033	BB+		2,765,000	2,767,178
County of Muskingum - Genesis Healthcare System Obligated Group OH	5.00%	2/15/2044	BB+		10,000,000	10,000,830
County of Washington - Marietta Area Health Care Inc Obligated Group OH	6.75%	12/1/2052	NR		16,600,000	17,408,752
County of Wilson - Wilson County Hospital KS	5.60%	9/1/2036	NR		3,530,000	3,124,212
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB		3,700,000	3,701,738
Denver Health & Hospital Authority CO	6.00%	12/1/2055	BBB		1,250,000	1,347,143

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Florida Local Government Finance Commission - Ponte Vedra Pine Co LLC Obligated Group†	6.75%	11/15/2055	NR		$3,000,000	$3,208,588
Florida Local Government Finance Commission - Ponte Vedra Pine Co LLC Obligated Group†	6.875%	11/15/2064	NR		6,000,000	6,422,727
Florida Local Government Finance Commission - Sanctuary At Village On The Isle LLC/The†	11.00%	12/22/2030	NR		2,060,000	2,061,905
Glendale Industrial Development Authority - Beatitudes Campus Obligated Group AZ	5.00%	11/15/2036	NR		1,500,000	1,458,864
Glendale Industrial Development Authority - Beatitudes Campus Obligated Group AZ	5.00%	11/15/2040	NR		3,100,000	2,904,474
Grays Harbor County Public Hospital District No. 1 WA	6.875%	12/1/2049	BB+		7,500,000	8,293,477
Grays Harbor County Public Hospital District No. 1 WA	6.875%	12/1/2053	BB+		8,000,000	8,774,282
Holmes County Hospital Corp. FL(c)	5.75%	11/1/2026	NR		2,030,000	2,016,063
Holmes County Hospital Corp. FL	6.00%	11/1/2038	NR		7,115,000	6,194,911
Idaho Health Facilities Authority - North Canyon Medical Center Inc	7.00%	11/1/2048	NR		8,000,000	8,521,770
Idaho Health Facilities Authority - North Canyon Medical Center Inc	7.125%	11/1/2057	NR		7,000,000	7,454,203
Industrial Development Authority of the City of Phoenix Arizona - Christian Care Surprise Inc AZ	5.25%	12/1/2055	BBB		8,600,000	8,525,679
Industrial Development Authority of the City of Phoenix Arizona - Christian Care Surprise Inc AZ	5.50%	12/1/2065	BBB		14,095,000	14,181,831
Industrial Development Authority of the County of Pima - La Posada at Park Centre Inc Obligated Group AZ†	6.875%	11/15/2052	NR		4,000,000	4,260,088
Industrial Development Authority of the County of Pima - La Posada at Park Centre Inc Obligated Group AZ†	7.00%	11/15/2057	NR		5,500,000	5,876,282
Iowa Finance Authority - Lifespace Communities Inc Obligated Group	4.00%	5/15/2053	BBB	(b)	3,645,000	2,984,215

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Jefferson County Public Hospital District No. 2 WA	6.875%	12/1/2053	NR		$10,000,000	$10,413,879
Kalamazoo Economic Development Corp. - Friendship Village of Kalamazoo Obligated Group MI†	6.25%	8/15/2056	NR		2,160,000	2,242,845
Kalamazoo Economic Development Corp. - Friendship Village of Kalamazoo Obligated Group MI†	6.25%	8/15/2061	NR		2,240,000	2,317,538
King County Public Hospital District No. 4 WA	7.00%	12/1/2060	NR		25,200,000	25,781,591
Kremmling Memorial Hospital District CO†	6.375%	12/1/2049	NR		4,495,000	4,498,932
Kremmling Memorial Hospital District CO†	6.625%	12/1/2056	NR		6,125,000	6,100,755
Lee County Industrial Development Authority - Cypress Cove at Healthpark Florida Obligated Group FL†(e)	5.75%	10/1/2050	BB+	(b)	1,740,000	1,786,923
Lee County Industrial Development Authority - Cypress Cove at Healthpark Florida Obligated Group FL†(e)	6.00%	10/1/2061	BB+	(b)	750,000	772,168
Louisiana Local Government Environmental Facilities & Community Development Authority - St James Place of Baton Rouge Obligated Group	6.25%	11/15/2045	NR		6,100,000	6,116,109
Lynchburg Economic Development Authority - Centra Health Obligated Group VA	5.50%	1/1/2056	A3		5,000,000	5,349,548
Magnolia West Community Development District FL	5.35%	5/1/2037	NR		170,000	170,353
Maryland Health & Higher Educational Facilities Authority(d)	5.00%	7/1/2054	A+		4,230,000	4,393,168
Maryland Health & Higher Educational Facilities Authority(d)	5.25%	7/1/2054	A+		4,300,000	4,465,869
Maryland Health & Higher Educational Facilities Authority - TidalHealth Obligated Group (AG)	5.50%	7/1/2055	AA		5,000,000	5,369,338

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Massachusetts Development Finance Agency - Beth Israel Lahey Health Obligated Group (AG)	5.50%	7/1/2055	AA	$12,000,000	$12,969,436
Massachusetts Development Finance Agency - Care Communities LLC Obligated Group†	6.50%	7/15/2060	NR	20,500,000	21,156,084
Massachusetts Development Finance Agency - Dana-Farber Cancer Institute Obligated Group	5.50%	12/1/2056	A	16,665,000	17,923,596
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%	7/1/2044	BBB-	11,125,000	9,843,737
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-	3,000,000	3,010,755
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	6.00%	10/1/2049	BBB-	10,250,000	11,264,118
Michigan Finance Authority Provident Group - HFH Energy LLC	5.50%	2/28/2049	A3	1,100,000	1,164,224
Monroe County Hospital Authority - Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR	20,000,000	20,049,194
Montana Facility Finance Authority - St John’s Lutheran Ministries Inc Obligated Group(e)	6.125%	11/15/2056	NR	4,250,000	4,314,693
Montana Facility Finance Authority - St John’s Lutheran Ministries Inc Obligated Group(e)	6.125%	11/15/2061	NR	4,000,000	4,048,543
Moon Industrial Development Authority - Baptist Homes Society Obligated Group PA	6.00%	7/1/2045	NR	9,350,000	9,351,906
New Hampshire Business Finance Authority	5.43%	8/15/2035	NR	10,760,000	11,015,513
New Hampshire Business Finance Authority - Centurion Foundation Wilkens Avenue LLC	5.00%	9/15/2035	NR	9,820,000	9,720,284
New Hampshire Business Finance Authority - NFA UH SPV LLC†	5.625%	12/15/2033	NR	3,115,000	3,188,810
New Hampshire Business Finance Authority - NFA UH SPV LLC†	6.25%	12/15/2038	NR	3,055,000	3,187,223

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Hope Cultural Education Facilities Finance Corp. - Bella Vida Forefront Living Obligated Group TX	6.50%	10/1/2055	NR	$2,180,000	$2,286,844
New Hope Cultural Education Facilities Finance Corp. - Bella Vida Forefront Living Obligated Group TX	6.50%	10/1/2060	NR	1,875,000	1,956,147
New Hope Cultural Education Facilities Finance Corp. - SLF CHP LLC TX†	6.50%	7/1/2056	NR	19,600,000	20,523,546
New Jersey Economic Development Authority - Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	1,500,000	1,500,490
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	3.00%	7/1/2051	AA-	3,760,000	2,820,731
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2045	B	16,030,000	13,272,077
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.25%	10/1/2049	BBB-	3,000,000	3,128,140
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	4.50%	7/1/2052	B	3,810,000	3,207,163
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2052	B	8,545,000	7,770,342
Norman Regional Hospital Authority Obligated Group OK	4.00%	9/1/2037	CCC	3,395,000	2,281,787
Norman Regional Hospital Authority Obligated Group OK	5.00%	9/1/2045	CCC	1,200,000	927,269
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2038	BB+	6,015,000	6,098,584
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.25%	8/15/2048	BB+	6,795,000	6,832,790
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2052	BB+	15,000,000	15,089,008

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2057	BB+		$23,690,000	$23,798,884
Palm Beach County Health Facilities Authority - Lifespace Communities Inc Obligated Group FL	5.125%	5/15/2046	BBB	(b)	750,000	764,321
Palm Beach County Health Facilities Authority - Lifespace Communities Inc Obligated Group FL	5.50%	5/15/2051	BBB	(b)	1,600,000	1,637,522
Palm Beach County Health Facilities Authority - Lifespace Communities Inc Obligated Group FL	5.625%	5/15/2061	BBB	(b)	2,200,000	2,241,373
Pennsylvania Higher Educational Facilities Authority - University of Pennsylvania Health System Obligated Group/The	5.50%	8/15/2055	AA		4,150,000	4,521,289
Philadelphia Authority for Industrial Development - Greater Philadelphia Health Action Inc PA	5.75%	6/1/2050	BBB-	(b)	800,000	833,988
Philadelphia Authority for Industrial Development - Greater Philadelphia Health Action Inc PA	6.25%	6/1/2055	BBB-	(b)	1,500,000	1,609,820
Public Finance Authority - Bancroft Neurohealth Obligated Group WI†	4.625%	6/1/2036	NR		4,380,000	4,354,534
Public Finance Authority - Bancroft Neurohealth Obligated Group WI†	5.125%	6/1/2048	NR		7,345,000	7,058,231
Public Finance Authority - Inperium Inc Obligated Group WI†(e)	6.00%	12/1/2055	NR		2,000,000	2,049,996
Public Finance Authority - Lehigh Valley Health Network Inc WI†	7.25%	12/1/2042	NR		8,750,000	9,154,421
Public Finance Authority - Lehigh Valley Health Network Inc WI†	7.50%	12/1/2052	NR		8,650,000	9,069,604
Public Finance Authority - Munificent Behavioral Hospitals I Inc Obligated Group WI†	7.25%	1/1/2061	NR		13,000,000	13,904,736
Public Finance Authority - Proton International Alabama LLC WI†(c)	6.85%	10/1/2047	NR		3,000,000	300,000
Public Finance Authority - Proton Intl - Delray LLC WI†(c)	6.85%	11/1/2046	NR		2,000,000	700,000

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Public Finance Authority - QCF Behavioral Hospitals I Obligated Group WI†	Zero Coupon		7/1/2064	NR	$534,160,000	$6,454,202
Public Finance Authority - QCF Behavioral Hospitals I Obligated Group WI†	7.50%		7/1/2059	NR	13,630,000	15,193,386
Public Finance Authority - RBS Evolution LLC WI†	10.00%		11/1/2038	NR	13,100,000	14,529,789
Rhode Island Health & Educational Building Corp. - Chartercare Health of Rhode Island Obligated Group	8.50%		10/1/2056	NR	13,125,000	14,729,859
Roanoke County Economic Development Authority - Friendship Foundation VA	5.50%	#(a)	9/1/2058	NR	10,615,000	10,482,312
Shelby County Health Educational & Housing Facilities Board - Luke Inc Obligated Group TN	5.75%		10/1/2059	NR	11,500,000	8,049,350
Skagit County Public Hospital District No. 1 WA	5.50%		12/1/2054	Baa3	5,680,000	5,828,669
South Carolina Jobs-Economic Development Authority - Connexion Communities Obligated Group†	6.75%		10/15/2060	NR	17,500,000	18,188,665
South Carolina Jobs-Economic Development Authority - Hampton Regional Medical Center Obligated Group	5.00%		11/1/2042	NR	3,815,000	3,737,640
South Carolina Jobs-Economic Development Authority - Hampton Regional Medical Center Obligated Group	5.00%		11/1/2046	NR	6,070,000	5,643,855
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	5.75%		11/15/2029	NR	315,000	315,330
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	7.50%		11/15/2053	NR	9,100,000	9,911,166
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	7.75%		11/15/2058	NR	17,600,000	19,300,259

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Southeastern Ohio Port Authority - Marietta Area Healthcare Inc Obligated Group	5.50%	12/1/2043	B	(b)	$5,025,000	$4,983,105
Stamford Housing Authority - TJH Senior Living LLC Obligated Group CT	6.25%	10/1/2060	NR		1,000,000	1,026,105
Stamford Housing Authority - TJH Senior Living LLC Obligated Group CT	6.50%	10/1/2055	NR		2,200,000	2,307,516
Tarrant County Cultural Education Facilities Finance Corp TX(d)	5.00%	7/1/2053	A1		9,550,000	9,743,320
Upper San Juan Health Service District Medical Center Revenue CO	6.00%	6/1/2041	NR		2,225,000	2,224,842
Upper San Juan Health Service District Medical Center Revenue CO	6.125%	6/1/2046	NR		3,015,000	2,995,563
Washington State Housing Finance Commission - Bonesta SE LLC Obligated Group	7.00%	5/1/2066	NR		15,000,000	15,586,608
Washington State Housing Finance Commission - Horizon House Obligated Group	6.25%	1/1/2056	BB	(b)	15,000,000	15,577,563
Washington State Housing Finance Commission - Horizon House Obligated Group	6.25%	1/1/2061	BB	(b)	10,500,000	10,868,597
West Virginia Hospital Finance Authority - Vandalia Health Inc Obligated Group	6.00%	9/1/2048	BBB+		2,060,000	2,238,465
West Virginia Hospital Finance Authority - Vandalia Health Inc Obligated Group	6.00%	9/1/2053	BBB+		3,250,000	3,487,980
Westchester County Health Care Corp Obligated Group NY	6.25%	11/1/2052	BB		4,320,000	4,550,823
Westchester County Health Care Corp Obligated Group NY (AG)	5.00%	11/1/2047	AA		3,325,000	3,463,237
Westchester County Health Care Corp Obligated Group NY (AG)	5.75%	11/1/2053	AA		2,250,000	2,416,610
Westchester County Health Care Corp Obligated Group NY (AG)	6.50%	11/1/2055	AA		2,500,000	2,813,884
Westchester County Local Development Corp. - QSH/Tarrytown LLC NY†	6.375%	12/1/2055	NR		625,000	655,003

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Westchester County Local Development Corp. - QSH/Tarrytown LLC NY†	6.50%	12/1/2065	NR	$3,500,000	$3,671,768
Westchester County Local Development Corp. - Westchester County Health Care Corp Obligated Group NY	6.50%	11/1/2030	NR	5,000,000	5,207,939
Westchester County Local Development Corp. - Westchester County Health Care Corp Obligated Group NY	7.25%	11/1/2045	NR	5,000,000	5,661,133
Westchester County Local Development Corp. - Westchester County Health Care Corp Obligated Group NY	7.50%	11/1/2055	NR	12,000,000	13,422,680
Wisconsin Health & Educational Facilities Authority - Capitol Lakes Inc	6.25%	11/15/2055	NR	5,765,000	5,855,302
Wisconsin Health & Educational Facilities Authority - Capitol Lakes Inc	6.375%	11/15/2060	NR	4,100,000	4,169,000
Wisconsin Health & Educational Facilities Authority - Centurion Foundation Se Wisconsin LLC	5.00%	9/15/2035	NR	7,320,000	7,245,670
Wisconsin Health & Educational Facilities Authority - Centurion Foundation Se Wisconsin LLC	5.00%	9/15/2035	NR	2,425,000	2,400,376
Wisconsin Health & Educational Facilities Authority - Chiara Housing & Services Inc Obligated Group	5.625%	7/1/2045	NR	8,000,000	8,265,322
Wisconsin Health & Educational Facilities Authority - Chiara Housing & Services Inc Obligated Group	6.00%	7/1/2060	NR	2,500,000	2,548,464
Wisconsin Health & Educational Facilities Authority - Chiara Housing & Services Inc Obligated Group	6.625%	7/1/2060	NR	4,300,000	4,568,310
Wisconsin Health & Educational Facilities Authority - Sauk-Prairie Memorial Hospital Inc Obligated Group	5.375%	2/1/2048	Ba2	4,000,000	3,901,649

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Wisconsin Health & Educational Facilities Authority - Wisconsin Masonic Home Obligated Group	5.75%		8/15/2059	BBB-	(b)	$2,380,000	$2,480,881
Total							1,190,939,274

Housing 5.12%
California Community Housing Agency Summit at Sausalito Apartments†	3.00%		2/1/2057	NR		14,310,000	9,997,118
California Community Housing Agency Summit at Sausalito Apartments†	4.00%		2/1/2050	NR		16,345,000	12,493,605
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	NR		3,500,000	2,438,653
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	6.375%		6/1/2059	NR		17,700,000	16,572,437
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	6.50%		6/1/2054	NR		15,100,000	14,589,676
California Public Finance Authority - Stadium South LLC†	6.75%		1/1/2066	NR		20,000,000	20,300,894
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%		11/1/2038	Baa3		1,000,000	1,030,876
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%		11/1/2040	Baa3		1,000,000	1,014,710
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%		11/1/2048	Baa3		1,350,000	1,295,939
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%		11/1/2053	Baa3		1,770,000	1,662,128
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%		11/1/2058	Baa3		1,750,000	1,622,047
CMFA Special Finance Agency CA†	4.00%		12/1/2045	NR		9,650,000	7,600,363
CSCDA Community Improvement Authority Dublin CA†	4.00%		2/1/2057	NR		4,500,000	3,497,840

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments CA†	3.125%		8/1/2056	NR		$4,500,000	$3,433,401
CSCDA Community Improvement Authority Orange Portfolio CA†	4.00%		3/1/2057	NR		3,500,000	2,669,033
CSCDA Community Improvement Authority Pasadena Portfolio CA†	4.00%		12/1/2056	NR		13,250,000	10,535,382
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%		6/1/2047	NR		14,640,000	10,771,477
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%		6/1/2057	NR		25,980,000	5,334,658
Development Authority for Fulton County - Madrone - MS Student Housing I LLC GA†(e)	5.75%		7/1/2066	BB+		7,000,000	7,055,621
Indiana Finance Authority - SFP-PUFW I LLC	5.00%		7/1/2059	BBB-		1,400,000	1,383,454
Indiana Finance Authority - SFP-PUFW I LLC	5.25%		7/1/2064	BBB-		3,975,000	4,007,494
Iowa Finance Authority - Lifespace Communities Inc Obligated Group	7.50%		5/15/2053	BBB	(b)	5,750,000	6,399,211
Maryland Economic Development Corp Morgan State University Student Housing (AG)	5.25%		7/1/2051	AA		1,000,000	1,056,484
Maryland Economic Development Corp Morgan State University Student Housing (AG)	5.25%		7/1/2056	AA		1,335,000	1,401,211
Maryland Economic Development Corp Morgan View & Thurgood Marshall Student Hsg	5.75%		7/1/2053	BBB-		2,000,000	2,109,767
Maryland Economic Development Corp Morgan View & Thurgood Marshall Student Hsg	6.00%		7/1/2058	BBB-		5,000,000	5,327,039
Miami-Dade County Industrial Development Authority - PRG - Casa Properties LLC FL†	5.375%	#(a)	7/1/2065	NR		12,000,000	12,567,289
New Hampshire Business Finance Authority†	4.166%	#(a)	1/20/2041	NR		2,750,000	2,185,236
New Hampshire Business Finance Authority	5.75%		4/28/2042	BBB		4,750,000	4,903,674

142	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
New Hampshire Business Finance Authority - National Finance Authority Municipal Certificates Series 2026-1	4.25%	7/20/2041	BBB		$3,331,192	$3,127,842
Palm Beach County School District - Lifespace Communities Inc Obligated Group FL	7.50%	5/15/2053	BBB	(b)	1,000,000	1,112,906
Palm Beach County School District - Lifespace Communities Inc Obligated Group FL	7.625%	5/15/2058	BBB	(b)	2,000,000	2,230,262
Public Finance Authority - CHF-Manoa LLC WI†	5.75%	7/1/2053	BBB-		11,540,000	11,461,875
Public Finance Authority - CHF-Manoa LLC WI†	5.75%	7/1/2063	BBB-		9,870,000	9,641,107
Public Finance Authority - PRG - Oxford Properties LLC WI (BAM)	5.25%	7/1/2060	AA		5,000,000	5,129,672
Vail Home Partners Corp. CO†	5.875%	10/1/2055	NR		2,500,000	2,612,532
Vail Home Partners Corp. CO†	6.00%	10/1/2064	NR		5,250,000	5,494,821
Virginia Beach Development Authority - Westminster- Canterbury on Chesapeake Bay Obligated Group	7.00%	9/1/2053	BB+	(b)	8,000,000	8,817,885
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.00%	7/1/2054	BBB-		3,250,000	3,112,495
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2044	BBB-		1,350,000	1,403,440
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2049	BBB-		1,000,000	1,022,691
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2059	BBB-		2,500,000	2,524,969
Total						232,949,214

Lease Obligations 0.36%
City of Charlotte NC	3.00%	6/1/2048	AA+		12,715,000	10,102,633
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	A-		6,500,000	6,505,969
Total						16,608,602

See Notes to Schedule of Investments.	143

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue 4.30%
Allentown Neighborhood Improvement Zone Development Authority - Allentown Neighborhood Improvement Zone Total Waterfront Revenue PA†	6.00%		5/1/2042	NR	$7,605,000	$7,975,538
Anson Education Facilities Corp. - Arlington Classics Academy TX	5.00%		8/15/2045	BBB-	2,250,000	2,249,925
Arizona Industrial Development Authority - Odyssey Preparatory Academy Inc†	5.50%		7/1/2052	BB-	2,850,000	2,639,672
Arlington Higher Education Finance Corp. - Newman International Academy TX	5.50%		8/15/2046	NR	5,000,000	4,019,881
Capital Trust Agency, Inc. - Educational Growth Fund LLC FL†	5.00%		7/1/2056	NR	19,350,000	17,659,336
Capital Trust Agency, Inc. - Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2050	NR	10,000,000	9,243,173
Chester County Industrial Development Authority - Collegium Charter School PA	5.25%		10/15/2047	BB	7,210,000	6,585,367
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	15,788,384	11,584,727
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	796,127	351,291
County of Broward FL Convention Center Hotel Revenue(d)	5.50%		1/1/2055	AA	17,000,000	17,951,356
Florida Development Finance Corp. - Franklin Academy Series 2016 Obligated Group†	5.00%		7/15/2046	NR	4,000,000	3,898,192
Florida Development Finance Corp. - Palm Bay Academy Inc†	Zero Coupon		5/15/2037	NR	940,000	9
Florida Development Finance Corp. - Palm Bay Academy Inc†	6.375%		5/15/2037	NR	2,480,000	2,295,629
Florida Development Finance Corp. - Palm Bay Academy Inc†	6.375%		5/15/2037	NR	1,220,000	122,000
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2020C/D Obligated Group†	5.00%		9/15/2050	NR	3,820,000	3,479,950
GDB Debt Recovery Authority of Puerto Rico	7.50%		8/20/2040	NR	341,966	334,080

144	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%	7/1/2046	BB+	$5,130,000	$5,008,686
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group AZ†(c)	5.00%	7/1/2049	NR	6,000,000	4,800,000
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group AZ†(c)	5.00%	7/1/2055	NR	1,135,000	908,000
Maryland Economic Development Corp Chesapeake Bay Conference Center(c)	5.00%	12/1/2031	NR	10,700,000	7,169,000
Maryland Economic Development Corp Chesapeake Bay Conference Center(c)	5.25%	12/1/2031	NR	3,000,000	2,010,000
Michigan Finance Authority - Bradford Academy	4.30%	9/1/2030	NR	650,000	600,210
Michigan Finance Authority - Bradford Academy	4.80%	9/1/2040	NR	1,845,000	1,485,461
Michigan Finance Authority - Bradford Academy	5.00%	9/1/2050	NR	3,010,000	2,207,709
Michigan Public Educational Facilities Authority - Crescent Academy	7.00%	10/1/2036	NR	535,000	513,663
Municipal Improvement Corp. of Los Angeles(d)	5.50%	5/1/2055	A+	22,000,000	23,797,961
New Hampshire Business Finance Authority - Centurion Foundation Sample Road LLC	5.54%	8/15/2057	NR	30,000,000	30,333,240
Plymouth Educational Center Charter School MI	5.375%	11/1/2030	NR	1,425,000	570,000
Public Finance Authority - Inperium Inc Obligated Group WI†	5.50%	12/1/2044	NR	2,500,000	2,573,546
Public Finance Authority - Inperium Inc Obligated Group WI†	5.75%	12/1/2054	NR	12,000,000	12,065,842
Utah Charter School Finance Authority - Freedom Academy Foundation†	5.375%	6/15/2048	NR	5,150,000	4,751,250
Washington State Convention Center Public Facilities District	3.00%	7/1/2058	Baa1	2,400,000	1,621,830
Washington State Convention Center Public Facilities District	4.00%	7/1/2058	Baa1	6,000,000	5,127,838
Total					195,934,362

See Notes to Schedule of Investments.	145

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Pollution Control 0.29%
Pennsylvania Economic Development Financing Authority - Noble Environmental Inc†	6.875%	9/1/2047	NR	$12,000,000	$13,298,129

Special Tax 4.47%
Allentown Neighborhood Improvement Zone Development Authority - Allentown Neighborhood Improvement Zone Total Waterfront Revenue PA†	6.00%	5/1/2042	NR	10,205,000	10,806,918
Arborwood Community Development District FL	6.90%	5/1/2036	NR	510,000	510,440
Arborwood Community Development District FL	6.90%	5/1/2036	NR	25,000	25,018
Black Desert Public Infrastructure District Black Desert Assessment Area No 1 UT†	5.625%	12/1/2053	NR	15,803,386	16,209,854
Black Ridge Infrastructure Financing District Black Ridge Assessment Area UT	5.00%	12/1/2035	NR	3,035,459	3,079,442
Black Ridge Infrastructure Financing District Black Ridge Assessment Area UT	6.25%	12/1/2054	NR	8,127,935	8,268,873
Celebration Pointe Community Development District No. 1 FL(c)	3.375%	5/1/2041	NR	3,970,000	3,176,000
Celebration Pointe Community Development District No. 1 FL(c)	5.00%	5/1/2048	NR	6,555,000	5,244,000
City of North Las Vegas Special Improvement District No 67 Apex Moonwater West NV†	6.50%	6/1/2045	NR	6,495,000	6,787,068
City of North Las Vegas Special Improvement District No 67 Apex Moonwater West NV†	6.75%	6/1/2055	NR	8,440,000	8,700,058
City of Pilot Point Maverick Farms Public Improvement Dist Major Impt Area 1 TX	6.00%	9/15/2046	NR	1,000,000	1,020,204
City of Pilot Point Maverick Farms Public Improvement Dist Major Impt Area 1 TX	6.25%	9/15/2056	NR	2,000,000	2,023,085
County of Denton Green Meadows Public Improvement District Improvement Area #1 TX†	5.625%	12/31/2055	NR	2,725,000	2,825,604

146	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
County of Denton Green Meadows Public Improvement District Major Improvement Area TX†	5.875%	12/31/2045	NR	$4,500,000	$4,717,462
County of Denton Green Meadows Public Improvement District Major Improvement Area TX†	6.125%	12/31/2055	NR	3,100,000	3,235,078
County of Orange Community Facilities District No. 2025-1 Improvement Area 1 CA	5.00%	8/15/2051	NR	1,225,000	1,260,141
County of Orange Community Facilities District No. 2025-1 Improvement Area 1 CA	5.00%	8/15/2056	NR	3,500,000	3,570,915
Deseret Public Infrastructure District No. 2 Special Desert Assessment Area UT†	6.125%	12/1/2046	NR	2,850,000	2,928,459
Deseret Public Infrastructure District No. 2 Special Desert Assessment Area UT†	6.50%	12/1/2055	NR	5,625,000	5,821,997
Fairfield Community Facilities District - City of Fairfield Community Facilities District No 2023-1 Area No 1 CA	5.00%	9/1/2049	NR	3,205,000	3,273,668
Grandview Industrial Development Authority Grandview Crossing Redevelopment Area 1 MO(c)	5.75%	12/1/2028	NR	1,000,000	650,000
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	3,585,000	3,400,757
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	16,085,000	13,865,104
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A+	3,375,000	3,405,764
Lakewood Ranch Stewardship District FL	6.30%	5/1/2054	NR	4,450,000	4,746,678
Mida Mountain Village Public Infrastructure District - Mountain Village Assessment Area No 2 UT†	4.00%	8/1/2050	NR	7,845,000	6,793,528
Mida Mountain Village Public Infrastructure District UT†	5.00%	8/1/2050	NR	3,500,000	3,504,002
Military Installation Development Authority UT	4.00%	6/1/2052	NR	10,000,000	8,510,838

See Notes to Schedule of Investments.	147

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
New York City Transitional Finance Authority(d)	5.50%	5/1/2052	AAA	$11,600,000	$12,555,636
New York Transportation Development Corp.(d)	6.00%	6/30/2050	Baa3	6,500,000	6,974,511
New York Transportation Development Corp.(d)	6.00%	6/30/2055	Baa3	20,000,000	21,338,933
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	881,776
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2041	NR	2,000,000	2,004,761
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2051	NR	7,020,000	6,600,306
Stone Canyon Community Improvement District MO(c)	5.70%	4/1/2022	NR	1,485,000	222,750
Tern Bay Community Development District FL	5.375%	5/1/2037	NR	325,000	325,315
Utah City West Public Infrastructure District No. 1 Assessment Area No. 1†	5.50%	12/1/2046	NR	1,050,000	1,079,276
Utah City West Public Infrastructure District No. 1 Assessment Area No. 1†	5.875%	12/1/2055	NR	3,240,000	3,329,919
Village Community Development District No. 13 FL	3.25%	5/1/2052	NR	4,300,000	3,244,852
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%	12/1/2044	NR	6,224,935	6,509,475
Total					203,428,465

Tax Revenue 4.42%
American Samoa Economic Development Authority†	6.50%	9/1/2028	Ba3	1,755,000	1,811,200
City of Garden City - City of Garden City STAR Bond District KS†	5.375%	6/1/2039	NR	1,125,000	1,135,017
City of Reno - County of Washoe NV Sales Tax Revenue NV†	Zero Coupon	7/1/2058	NR	18,500,000	2,189,571
County of Monongalia - Monongalia County Building Commission Development District No 4 WV†	5.00%	6/1/2033	NR	365,000	382,515

148	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
County of Monongalia - Monongalia County Building Commission Development District No 4 WV†	5.75%	6/1/2043	NR	$875,000	$945,284
County of Monongalia - Monongalia County Building Commission Development District No 4 WV†	6.00%	6/1/2053	NR	1,535,000	1,625,689
Dallas Area Rapid Transit TX	3.00%	12/1/2047	AA+	5,000,000	3,913,780
Downtown Daybreak Public Infrastructure District No. 1 - City of South Jordan South Station Housing and Transit Reinvestment Zone UT†	5.625%	3/1/2046	NR	1,750,000	1,799,644
Downtown Daybreak Public Infrastructure District No. 1 - City of South Jordan South Station Housing and Transit Reinvestment Zone UT†	5.875%	3/1/2051	NR	1,500,000	1,539,681
Downtown Revitalization Public Infrastructure District - City of Salt Lake City Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2055	AA	6,760,000	7,297,013
Downtown Revitalization Public Infrastructure District - City of Salt Lake City Revitalization Sales Tax Revenue UT (AG)	5.50%	6/1/2055	AA	4,500,000	4,857,479
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2037	A	10,000,000	6,441,298
Mida Mountain Village Public Infrastructure District - Military Installation Development Authority Military Recreation Facilities Project Area UT†	5.75%	6/15/2044	NR	860,000	901,619
Mida Mountain Village Public Infrastructure District - Military Installation Development Authority Military Recreation Facilities Project Area UT†	6.00%	6/15/2054	NR	4,035,000	4,186,525
Mida Mountain Village Public Infrastructure District UT†	5.50%	6/1/2050	NR	1,850,000	1,902,524
Mida Mountain Village Public Infrastructure District UT†	5.50%	6/1/2055	NR	2,000,000	2,041,976

See Notes to Schedule of Investments.	149

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Mida Mountain Village Public Infrastructure District UT†	5.75%	6/1/2060	NR	$2,650,000	$2,759,541
New York Liberty Development Corp. TCRS (BAM)	3.00%	2/15/2042	AA	4,115,000	3,510,192
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2049	Aa1	2,505,000	1,908,285
New York State Dormitory Authority - State of New York Personal Income Tax Revenue(d)	5.25%	3/15/2052	Aa1	12,610,000	13,390,318
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	124,000	124,059
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	64,706,000	64,026,386
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	NR	15,093,000	14,799,819
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	52,845,000	52,850,041
Washington State Convention Center Public Facilities District	3.00%	7/1/2048	Baa1	6,710,000	5,036,542
Total					201,375,998

Taxable Revenue - Water & Sewer 0.52%
City of Chicago IL Waterworks Revenue(d)	5.50%	11/1/2062	AA	20,290,000	21,391,652
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%	7/1/2047	NR	2,500,000	2,334,078
Total					23,725,730

Tobacco 5.84%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	112,230,000	88,039,205
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR	26,325,000	7,016,976
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR	42,500,000	2,603,452
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2046	NR	4,780,000	905,716
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	21,000,000	1,914,438
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	100,000,000	7,817,170

150	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco (continued)
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	$30,000,000	$828,597
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	305,775,000	31,693,028
Inland Empire Tobacco Securitization Corp. CA	Zero Coupon	6/1/2036	CCC	19,000,000	9,663,423
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC	47,000,000	3,081,691
Michigan Tobacco Settlement Finance Authority	Zero Coupon	6/1/2058	NR	93,300,000	1,583,907
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	22,900,000	816,978
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	50,000,000	2,062,740
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CC	3,170,000	1,748,266
Nassau County Tobacco Settlement Corp. NY(c)	5.25%	6/1/2026	D	3,218,190	1,770,005
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR	41,035,000	3,158,608
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR	8,830,000	5,094,114
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2041	NR	8,000,000	3,107,909
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR	20,000,000	1,274,624
Tobacco Securitization Authority of Southern California - San Diego County Tobacco Asset Securitization Corp	Zero Coupon	6/1/2046	CCC-	7,500,000	1,014,684
Tobacco Securitization Authority of Southern California - San Diego County Tobacco Asset Securitization Corp	Zero Coupon	6/1/2046	CCC-	10,000,000	2,344,039
Tobacco Settlement Financing Corp. RI	Zero Coupon	6/1/2052	CCC-	15,885,000	2,215,981
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-	9,500,000	1,829,279
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-	105,695,000	23,560,124

See Notes to Schedule of Investments.	151

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco (continued)
Tobacco Settlement Financing Corp. VA	5.00%		6/1/2047	B-	$41,735,000	$34,196,094
TSASC, Inc. NY	5.00%		6/1/2045	CCC+	9,670,000	9,348,100
TSASC, Inc. NY	5.00%		6/1/2048	NR	17,835,000	17,257,679
Total						265,946,827

Transportation 14.11%
Build NYC Resource Corp. - TRIPS Obligated Group NY AMT	5.50%		7/1/2055	BBB+	8,825,000	9,172,088
Chicago O’Hare International Airport(d)	5.25%		1/1/2061	A+	39,940,000	41,783,850
Chicago O’Hare International Airport IL AMT	5.50%		1/1/2055	A+	5,485,000	5,768,750
City & County of Denver - United Airlines Inc CO AMT	5.00%		10/1/2032	BB+	7,300,000	7,307,326
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%		7/15/2035	BB+	10,790,000	11,670,573
City of Los Angeles Department of Airports CA AMT	4.00%		5/15/2050	AA	4,655,000	4,282,761
County of Broward Port Facilities Revenue FL AMT	4.00%		9/1/2049	A1	5,000,000	4,493,176
E-470 Public Highway Authority CO (NATL)	Zero Coupon		9/1/2031	AA-	20,000,000	17,225,362
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	Zero Coupon	#(a)	7/15/2032	NR	16,500,000	4,620,000
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	12.00%	#(a)	7/15/2059	NR	9,000,000	2,520,000
Foothill-Eastern Transportation Corridor Agency CA	3.95%		1/15/2053	A	6,235,000	5,715,883
Foothill-Eastern Transportation Corridor Agency CA (AG)	3.50%		1/15/2053	AA	5,425,000	4,634,540
Greater Orlando Aviation Authority FL AMT	4.00%		10/1/2049	AA	6,370,000	5,793,161
Louisiana Public Facilities Authority - Calcasieu Bridge Partners LLC AMT	5.50%		9/1/2059	Baa3	5,000,000	5,130,194
Louisiana Public Facilities Authority - Calcasieu Bridge Partners LLC AMT	5.75%		9/1/2064	Baa3	44,580,000	46,537,887

152	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Maryland Economic Development Corp. - City of Baltimore Port Covington Development District Tax Allocation	4.00%	9/1/2050	NR		$10,000,000	$8,519,572
Metropolitan Nashville Airport Authority TN AMT	5.50%	7/1/2052	A1		9,400,000	9,840,317
Metropolitan Transportation Authority NY	4.00%	11/15/2050	A		5,000,000	4,547,523
Metropolitan Transportation Authority NY(d)	4.75%	11/15/2045	A		14,710,000	14,883,092
Metropolitan Transportation Authority NY(d)	5.25%	11/15/2055	A		7,000,000	7,158,551
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	4.00%	10/1/2049	A-		4,090,000	3,681,914
New Jersey Economic Development Authority - DRP Urban Renewal 4 LLC AMT†	6.625%	1/1/2045	NR		8,750,000	9,277,462
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	5.375%	6/30/2060	Baa3		34,340,000	34,549,048
New York State Thruway Authority TCRS (BAM)	3.00%	1/1/2051	AA		5,365,000	4,061,633
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa2		8,480,000	8,734,345
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa2		13,000,000	13,896,158
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa2		9,000,000	10,055,528
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%	4/30/2053	BBB-	(b)	8,250,000	7,455,836
New York Transportation Development Corp. - JFK Millennium Partners LLC AMT	5.50%	12/31/2060	BBB-		72,500,000	74,304,032
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%	6/30/2049	Baa3		5,000,000	5,084,737

See Notes to Schedule of Investments.	153

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - JFK NTO LLC AMT	5.50%		6/30/2060	Baa3	$23,185,000	$23,677,257
New York Transportation Development Corp. - JFK NTO LLC AMT	6.00%		6/30/2054	Baa3	21,500,000	22,545,412
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%		7/1/2041	Baa1	5,035,000	4,726,276
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.25%		1/1/2050	Baa1	8,730,000	8,729,543
North Parkway Municipal Management District No. 1 TX†	4.75%		9/15/2041	NR	1,930,000	1,885,898
Oklahoma Turnpike Authority(d)	5.50%		1/1/2054	Aa3	5,270,000	5,769,933
Oklahoma Turnpike Authority(d)	5.50%		10/1/2054	Aa3	12,500,000	13,685,619
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	3.00%		12/1/2051	Aa3	5,375,000	4,003,943
Port Authority of New York & New Jersey AMT	5.50%		8/1/2052	AA-	1,680,000	1,783,336
Port of Portland Airport Revenue OR AMT	5.50%		7/1/2048	AA-	6,250,000	6,634,206
Public Finance Authority - Million Air Three Obligated Group WI AMT†	6.25%		9/1/2046	NR	1,500,000	1,553,975
Public Finance Authority - Million Air Three Obligated Group WI AMT†	7.00%		9/1/2054	NR	5,810,000	6,146,062
Public Finance Authority - Sky Harbour Capital III LLC Obligated Group WI AMT†	6.00%	#(a)	7/1/2060	NR	17,500,000	18,036,179
Public Finance Authority - SR 400 Peach Partners LLC WI AMT	5.75%		6/30/2060	Baa3	29,535,000	30,960,885
Public Finance Authority - SR 400 Peach Partners LLC WI AMT	5.75%		12/31/2065	Baa3	42,000,000	44,027,668
San Diego County Regional Airport Authority CA AMT	4.00%		7/1/2056	A1	15,080,000	13,402,643
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners LLC AMT	5.50%		12/31/2058	Baa1	8,500,000	8,862,829
Tulsa Municipal Airport Trust Trustees - American Airlines Inc OK AMT	6.25%		12/1/2035	B+	8,175,000	9,267,902

154	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	4.00%		1/1/2048	BBB	$26,490,000	$24,206,943
Total						642,611,808

Utilities 3.79%
Black Belt Energy Gas District AL(d)	5.00%		10/1/2035	A2	18,500,000	18,672,899
Black Belt Energy Gas District AL	5.50%	#(a)	11/1/2053	A2	16,335,000	17,096,775
California Community Choice Financing Authority(d)	5.25%	#(a)	11/1/2054	A2	14,000,000	14,786,641
City of Baltimore MD(d)	5.25%		7/1/2047	AA-	7,172,450	7,531,478
City of Baltimore MD(d)	5.25%		7/1/2052	AA-	12,212,550	12,823,869
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	3,710,000	3,823,818
County of Jefferson Sewer Revenue AL	5.50%		10/1/2053	BBB+	5,000,000	5,267,190
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	7,500,000	8,250,683
Guam Government Waterworks Authority - Guam Waterworks Authority Water And Wastewater System	5.50%		7/1/2055	A-	10,000,000	10,511,864
Kansas City Industrial Development Authority MO†	6.00%		1/1/2048	NR	2,500,000	2,584,027
Main Street Energy, Inc. GA(e)	5.00%		9/1/2036	A3	16,750,000	17,612,896
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1	15,000,000	16,102,622
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2035	NR	1,500,000	1,560,531
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2047	NR	20,000,000	20,193,650
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1	5,000,000	5,326,298
Village Community Development District No. 15 Series 2024 Special Assessment UT†	6.625%		9/1/2047	NR	9,750,000	10,420,000
Total						172,565,241
Total Municipal Bonds (cost $4,688,652,285)						4,656,994,569

See Notes to Schedule of Investments.	155

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
WARRANTS 0.12%

Construction & Engineering 0.12%
BL Train Holdings West LLC* (cost $0)		11.50%	12/1/2035	NR	$343,920	$859,800
Desertxpress Enterprises LLC* (cost $0)		1.00%	4/30/2036	NR	1,773,486	4,433,715
Total						5,293,515
Total Long-Term Investments (cost $4,688,652,285)						4,662,288,084

	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date

SHORT-TERM INVESTMENTS 1.31%

Variable Rate Demand Notes 1.31%

General Obligation 0.45%
City of New York NY GO	3.050%	7/1/2026	4/1/2042	AA	15,000,000	15,000,000
City of New York NY GO	3.050%	7/1/2026	4/1/2042	AA	4,070,000	4,070,000
City of New York NY GO	3.050%	7/1/2026	10/1/2046	AA	1,100,000	1,100,000
Total						20,170,000

Pollution Control 0.34%
Port of Port Arthur Navigation District - Motiva Enterprises LLC TX	3.000%	7/1/2026	4/1/2040	BBB+	1,400,000	1,400,000
Port of Port Arthur Navigation District - Motiva Enterprises LLC TX	3.000%	7/1/2026	4/1/2040	BBB+	3,400,000	3,400,000
Port of Port Arthur Navigation District - Motiva Enterprises LLC TX	3.050%	7/1/2026	4/1/2040	BBB+	10,800,000	10,800,000
Total						15,600,000

Utilities 0.52%
Development Authority of Appling County - Georgia Power Co	3.000%	7/1/2026	9/1/2029	A	7,500,000	7,500,000
Development Authority of Appling County - Georgia Power Co	3.000%	7/1/2026	9/1/2041	A	7,250,000	7,250,000

156	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	3.050%	7/15/2026	6/15/2041	AA+	$7,900,000	$7,900,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	3.300%	7/15/2026	6/15/2043	AA+	1,100,000	1,100,000
Total						23,750,000
Total Variable Rate Demand Notes (cost $59,520,000)						59,520,000
Total Short-Term Investments (cost $59,520,000)						59,520,000
Total Investments in Securities 103.69% (cost $4,748,172,285)						4,721,808,084
Other Assets and Liabilities – Net (3.69)%						(167,862,632)
Net Assets 100.00%						$4,553,945,452

AG	AG Insured by Assured Guaranty, Inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by Build America Mutual.
COPS	Certificates of Participation.
GTD	Guaranteed.
NATL	Insured by National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2026, the total value of Rule 144A securities was $1,501,594,332, which represents 32.97% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2026.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted.
(d)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(e)	Securities purchased on a when-issued basis.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

See Notes to Schedule of Investments.	157

Schedule of Investments (unaudited)(concluded)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$4,656,994,569	$–	$4,656,994,569
Warrants	–	5,293,515	–	5,293,515
Short-Term Investments
Variable Rate Demand Notes	–	59,520,000	–	59,520,000
Total	$–	$4,721,808,084	$–	$4,721,808,084

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

158	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.71%

CORPORATE BONDS 0.16%

Health Care Services 0.16%
Eastern Maine Healthcare Systems (cost $5,085,348)	5.022%		7/1/2036	BB-	$6,280,000	$5,164,658

MUNICIPAL BONDS 98.43%

Airlines 0.18%
New Jersey Economic Development Authority - Port Newark Container Terminal LLC AMT	5.00%		10/1/2026	Baa2	2,135,000	2,143,008
New Jersey Economic Development Authority - Port Newark Container Terminal LLC AMT	5.00%		10/1/2027	Baa2	3,440,000	3,517,518
Total						5,660,526

Corporate-Backed 18.98%
Allegheny County Industrial Development Authority - United States Steel Corp PA	5.75%		8/1/2042	BB+	545,000	545,598
Arkansas Development Finance Authority†	7.375%		7/1/2056	B-	6,100,000	6,362,230
Arkansas Development Finance Authority - Hybar LLC AMT†	7.00%		7/1/2048	B-	1,000,000	1,108,493
Arkansas Development Finance Authority - Weyerhaeuser Co AMT	3.875%	#(a)	10/15/2065	BBB	10,220,000	10,329,709
Arkansas Development Finance Authority AMT†	4.875%	#(a)	7/1/2056	B-	5,800,000	6,071,190
Avenir Community Development District FL	4.50%		5/1/2030	NR	1,370,000	1,388,884
Babcock Ranch Community Independent Special District Series 2024 Assessment Area†	5.00%		5/1/2044	NR	4,405,000	4,541,307
Baldwin County Industrial Development Authority - Novelis Corp AL AMT†	5.00%	#(a)	6/1/2055	BB	28,475,000	29,609,398
Boggy Creek Improvement District FL	4.50%		5/1/2033	NR	815,000	835,765
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR	8,135,000	8,146,941

See Notes to Schedule of Investments.	159

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR		$14,605,000	$14,713,543
California Infrastructure & Economic Development Bank - DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR		26,610,000	17,429,550
California Municipal Finance Authority - Clay Lacy Santa Ana LLC AMT†	5.00%		1/1/2041	NR		4,150,000	4,305,982
California Pollution Control Financing Authority - Channelside Water Resources LP AMT†	5.00%		7/1/2037	Baa2		2,000,000	2,003,586
Chandler Industrial Development Authority - Intel Corp AZ AMT	4.00%	#(a)	6/1/2049	BBB		10,620,000	10,790,043
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/15/2027	BB+	(b)	1,000,000	1,015,524
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/15/2028	BB+		2,850,000	2,928,047
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/1/2029	BB+		4,550,000	4,555,505
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.25%		7/15/2033	BB+		5,000,000	5,374,977
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.50%		12/1/2043	BBB-		2,990,000	3,062,621
Crosswinds East Community Development District FL	4.625%		5/1/2031	NR		375,000	380,413
East Nassau Stewardship District Special Assessment 2025 FL	5.00%		5/1/2035	NR		4,740,000	4,912,172
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	4.45%	#(a)	7/1/2037	NR		3,000,000	3,040,898
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	4.50%		7/1/2032	NR		16,100,000	16,154,280
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	5.00%		5/1/2029	NR		7,240,000	7,297,284
Gas Worx Community Development District - Gas Worx Community Development District Series 2025 Special Assessments FL†	5.00%		5/1/2036	NR		615,000	639,497
Grapevine Wash Local District - Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR		6,000,000	6,051,205

160	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	4.75%		5/1/2031	NR	$1,445,000	$1,493,715
Hoover Industrial Development Board - United States Steel Corp AL AMT	6.375%	#(a)	11/1/2050	BB+	1,570,000	1,740,249
Illinois Finance Authority - LRS Holdings LLC AMT†	7.375%	#(a)	9/1/2042	NR	7,000,000	8,038,752
Industrial Development Board of The City of Kingsport Tennessee - Domtar Paper Co LLC TN AMT†	5.25%	#(a)	12/1/2054	B2	18,620,000	17,140,797
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	BBB+	14,800,000	14,805,054
Iowa Finance Authority - Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	AA+	8,370,000	8,985,250
Jefferson Center Metropolitan District No. 2 CO†	5.00%		12/1/2036	NR	5,625,000	5,674,876
Jefferson County Port Authority - JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1	15,130,000	15,483,360
KD52 Community Development District No. 1 Series 2025 Assessment FL	5.00%		5/1/2035	NR	1,210,000	1,223,643
Lakewood Ranch Stewardship District Series 2025 Assessment Southeast FL	5.00%		5/1/2035	NR	2,795,000	2,996,620
Louisiana Local Government Environmental Facilities & Community Development Authority - Westlake Corp	3.50%		11/1/2032	BBB	5,110,000	5,021,283
Louisiana Public Facilities Authority - Waste Pro USA Inc LA AMT†	4.375%	#(a)	5/1/2053	NR	6,000,000	6,052,451
Love Field Airport Modernization Corp. - Southwest Airlines Co TX	5.00%		11/1/2028	BBB	3,485,000	3,491,392
Michigan Strategic Fund - Graphic Packaging International LLC AMT	4.00%	#(a)	10/1/2061	Ba2	3,635,000	3,638,507
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	32,400,000	32,451,934
Mississippi Business Finance Corp. - Huntington Ingalls Industries Inc	4.55%		12/1/2028	BBB-	2,255,000	2,255,970
Mississippi Business Finance Corp. - Waste Pro USA Inc AMT†	4.375%	#(a)	2/1/2048	NR	3,750,000	3,764,819
Montgomery County Industrial Development Authority - Constellation Energy Generation PA AMT	4.45%	#(a)	10/1/2034	BBB+	7,775,000	7,998,781

See Notes to Schedule of Investments.	161

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.00%		11/1/2027	B-	$6,980,000	$6,931,416
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.50%		1/1/2027	A-	500,000	501,160
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB+	4,585,000	4,591,399
New Jersey Economic Development Authority - United Airlines Inc	5.75%		9/15/2027	BB+	4,360,000	4,368,154
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	380,000	380,273
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR	60,085,000	60,144,628
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR	8,660,000	8,668,681
New York Liberty Development Corp. - 3 World Trade Center LLC†	7.25%		11/15/2044	NR	1,000,000	1,001,764
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+	1,000,000	976,657
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,055,703
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2026	B+	7,065,000	7,070,201
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2031	B+	26,345,000	26,346,064
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+	5,500,000	5,741,595
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2027	Baa2	5,555,000	5,615,815
Niagara Area Development Corp. - Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B-	8,070,000	7,422,596
Normandy Community Development District Assessment Area One FL†	4.625%		5/1/2031	NR	390,000	393,274
Ohio Air Quality Development Authority - AMG Vanadium LLC AMT†	5.00%		7/1/2049	B3	5,000,000	4,688,059
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB+	7,095,000	7,808,162

162	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Pennsylvania Economic Development Financing Authority - Core Natural Resources Inc AMT†	5.45%	#(a)	1/1/2051	B1	$19,370,000	$21,147,525
Pennsylvania Economic Development Financing Authority - Covanta Holding Corp AMT†	3.25%		8/1/2039	B-	8,000,000	6,439,961
Phenix City Industrial Development Board - WestRock Coated Board LLC AL AMT	4.125%		5/15/2035	BBB	13,515,000	13,515,828
Pinal County Industrial Development Authority - WOF SW GGP 1 LLC AZ AMT†	5.50%		10/1/2033	NR	2,499,000	2,661,178
Pinal County Industrial Development Authority - WOF SW GGP 1 LLC AZ AMT	5.50%		10/1/2033	NR	6,854,000	7,298,805
Pinery Community Development District Assessment Area One FL	4.25%		5/1/2031	NR	500,000	494,913
Pinery Community Development District Assessment Area One FL	4.50%		5/1/2036	NR	500,000	494,120
Polk County Industrial Development Authority - Mineral Development LLC FL†(c)	5.875%		1/1/2033	NR	1,310,000	262,000
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	2.50%		1/1/2030	NR	1,000,000	885,051
Port of Seattle Industrial Development Corp. - Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BBB-	3,350,000	3,354,296
Public Finance Authority - Celanese US Holdings LLC WI AMT	4.30%		11/1/2030	BB	1,955,000	1,955,025
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	12,030,000	11,703,477
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	1,600,000	1,513,551
Public Finance Authority - TRIPS Obligated Group WI AMT	5.25%		7/1/2028	BBB+	845,000	845,774
Public Finance Authority WI†	5.375%		12/15/2032	NR	2,286,000	2,285,861
Savannah Georgia Convention Center Authority†	5.50%		6/1/2040	NR	3,500,000	3,582,193
Southwestern Illinois Development Authority - United States Street Corp	5.75%		8/1/2042	BB+	10,000,000	10,010,972

See Notes to Schedule of Investments.	163

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
State of Nevada Department of Business & Industry - DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR	$6,830,000	$4,473,650
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.50%		6/1/2035	NR	2,875,000	2,875,628
Tulsa Municipal Airport Trust Trustees - American Airlines Inc OK AMT	6.25%		12/1/2040	B+	4,750,000	5,274,265
Tuscaloosa County Industrial Development Authority - Hunt Refining Co AL†	5.25%		5/1/2044	NR	8,787,311	8,943,986
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	6,000,000	6,054,405
Village Community Development District No. 15 FL†	4.25%		5/1/2028	NR	465,000	471,175
Village Community Development District No. 15 FL†	4.375%		5/1/2033	NR	1,445,000	1,490,450
Virginia Small Business Financing Authority - Reworld Holding Corp AMT†	5.00%	#(a)	1/1/2048	B-	3,310,000	3,304,087
West Virginia Economic Development Authority - Core Natural Resources Inc AMT†	5.45%	#(a)	1/1/2055	NR	5,405,000	5,899,913
Total						596,795,785

Education 8.57%
Arizona Industrial Development Authority - Academies of Math & Science Obligated Group†	4.875%	#(a)	7/1/2060	BB+	2,000,000	2,091,928
Arizona Industrial Development Authority - BASIS Schools Inc Obligated Group†	5.125%		7/1/2037	BB+	970,000	970,250
Arizona Industrial Development Authority - Odyssey Preparatory Academy Inc†	4.00%		7/1/2029	BB-	235,000	231,920
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	4.125%		6/15/2034	Ba2	1,540,000	1,536,119
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	4.25%		6/15/2039	Ba2	1,075,000	1,043,343

164	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	5.00%		6/15/2035	Ba2		$1,250,000	$1,313,827
California Community Choice Financing Authority	4.138% (SOFR * .67 + 1.70%	)#	5/1/2053	A1		10,000,000	10,122,353
California Enterprise Development Authority - Milken Community School	5.00%		7/1/2033	BBB+		2,600,000	2,899,946
California Enterprise Development Authority - Milken Community School	5.00%		7/1/2036	BBB+		1,000,000	1,131,289
California Municipal Finance Authority - Emerson College	5.00%		1/1/2042	BBB+		5,250,000	5,271,432
California Municipal Finance Authority - SDORI Charter School Properties LLC†	5.00%		3/1/2027	B+		525,000	522,174
California Municipal Finance Authority - Westside Neighborhood School†	5.00%		6/15/2034	BB		915,000	968,224
California Municipal Finance Authority - Westside Neighborhood School†	5.50%		6/15/2039	BB		900,000	960,499
Capital Trust Agency, Inc. - Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2035	NR		1,085,000	1,084,209
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	4.00%		6/15/2029	NR		455,000	449,431
Capital Trust Authority - Kipp Miami Obligated Group FL†	5.00%		6/15/2034	BB+		610,000	639,649
Chester County Health & Education Facilities Authority - Immaculata University PA	4.25%		11/1/2032	BB-	(b)	1,885,000	1,782,437
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2033	A	(b)	1,260,000	1,384,969
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%		4/1/2033	A	(b)	5,000,000	5,064,339
Chicago Board of Education Dedicated Capital Improvement Tax IL	6.10%		4/1/2036	A	(b)	5,100,000	5,168,114
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+		1,535,000	1,534,951
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+		7,625,000	7,654,540
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+		6,060,000	6,059,683
Chicago Board of Education IL GO	5.125%		12/1/2032	BB+		6,315,000	6,315,261

See Notes to Schedule of Investments.	165

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Clarksville Public Educational Facilities Board - University of the Ozarks AR	5.50%	8/1/2039	NR	$580,000	$595,913
Cleveland-Cuyahoga County Port Authority OH†	5.25%	1/1/2034	NR	1,825,000	1,880,475
Cleveland-Cuyahoga County Port Authority OH†	5.375%	1/1/2039	NR	850,000	869,378
Clifton Higher Education Finance Corp. - Aristoi Classical Academy TX	4.50%	8/15/2035	BB	3,130,000	3,087,531
Colorado Educational & Cultural Facilities Authority†	4.75%	4/1/2034	BB	4,290,000	4,315,668
County of Frederick - Mount St Mary’s University Inc MD†	5.00%	9/1/2032	BB+	3,150,000	3,158,704
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%	11/1/2037	B1	4,000,000	3,918,110
Florida Development Finance Corp. - Renaissance Charter School Inc†	6.00%	6/15/2033	NR	1,830,000	1,996,042
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2025 Obligated Group†	5.50%	6/15/2040	Ba1	2,700,000	2,852,196
Florida Higher Educational Facilities Financial Authority - Jacksonville University†	4.50%	6/1/2033	NR	3,615,000	3,613,944
Florida Higher Educational Facilities Financial Authority - Jacksonville University†	4.75%	6/1/2038	NR	1,450,000	1,425,373
Florida Higher Educational Facilities Financing Authority - Keiser University Obligated Group†	5.00%	7/1/2035	BB+	21,040,000	21,358,586
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%	7/1/2035	BB+	3,345,000	3,345,786
Industrial Development Authority of the City of Phoenix Arizona - Christian Care Surprise Inc AZ	5.00%	7/1/2044	BBB	3,240,000	3,243,032
Iowa Higher Education Loan Authority - University of Dubuque	5.00%	10/1/2033	BBB-	1,855,000	1,977,916
Louisiana Public Facilities Authority - Acadiana Renaissance Charter Academy†	5.00%	6/15/2035	NR	4,790,000	4,995,087
Louisiana Public Facilities Authority - Lafayette Renaissance Charter Academy†	5.25%	6/15/2035	NR	4,750,000	4,951,385

166	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	5.25%		7/1/2034	NR	$1,745,000	$1,800,983
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.00%		10/1/2026	NR	65,000	64,821
Massachusetts Development Finance Agency - Emerson College	5.00%		1/1/2036	BBB+	2,100,000	2,108,703
Massachusetts Development Finance Agency - Emmanuel College	5.00%		10/1/2036	Baa3	3,660,000	3,661,070
Massachusetts Development Finance Agency - President and Fellows of Harvard College	4.00%		2/15/2036	AAA	32,680,000	35,464,254
New Jersey Educational Facilities Authority - Stockton University	5.00%		7/1/2033	A3	2,435,000	2,437,010
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	4.70% (CPI YoY + 0.89%	)	3/1/2027	Baa1	2,675,000	2,679,038
New York State Dormitory Authority - Fordham University	5.00%		7/1/2041	A	2,200,000	2,200,249
New York State Dormitory Authority - New York University(d)	4.00%		7/1/2037	Aa2	4,250,000	4,537,510
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2032	BBB-	1,960,000	2,103,535
Public Finance Authority - Triad Math & Science Academy Co WI†	5.00%		6/15/2036	BB+	6,000,000	6,136,984
Public Finance Authority - UMA Education Inc WI†	5.00%		10/1/2026	BBB-	1,185,000	1,188,938
Public Finance Authority - UMA Education Inc WI†	5.00%		10/1/2027	BBB-	1,125,000	1,146,638
Public Finance Authority - UMA Education Inc WI†	5.00%		10/1/2034	BBB-	11,580,000	12,063,578
Public Finance Authority - UMA Education Inc WI†	5.00%		10/1/2039	BBB-	3,000,000	3,096,559
Public Finance Authority - Wingate University WI	5.25%		10/1/2038	BBB-	3,250,000	3,242,694
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%		6/15/2033	NR	6,795,000	6,900,099

See Notes to Schedule of Investments.	167

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
South Carolina Jobs-Economic Development Authority - American Leadership Academy - Lexington	5.50%		6/15/2033	NR	$11,150,000	$11,043,506
Texas A&M University	4.00%		5/15/2036	AAA	6,000,000	6,005,822
University of California	5.00%		11/15/2035	AA	8,500,000	9,960,648
University System of Maryland	4.00%		4/1/2036	AA+	7,955,000	7,923,921
Virginia College Building Authority	4.00%		9/1/2037	AA+	9,725,000	9,836,970
Total						269,389,543

Energy 0.32%
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	10,165,000	10,201,087

General Obligation 6.29%
Academical Village Community Development District FL	3.25%		5/1/2031	NR	3,610,000	3,472,685
Allentown Neighborhood Improvement Zone Development Authority - Allentown Neighborhood Improvement Zone Center City Investment Corp Revenue PA†	5.125%		5/1/2032	NR	1,685,000	1,713,578
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	12,075,000	12,791,993
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	7,500,000	7,838,231
Chicago Board of Education IL GO	4.00%		12/1/2035	BB+	9,860,000	9,342,857
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	7,325,000	7,397,493
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	2,000,000	2,007,748
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	5,215,000	5,230,217
Chicago Board of Education IL GO	5.00%		12/1/2040	BB+	23,500,000	23,428,602
Chicago Board of Education IL GO	5.25%		12/1/2035	BB+	3,685,000	3,683,437
Chicago Board of Education IL GO	5.25%		12/1/2039	BB+	8,040,000	8,017,640
Chicago Board of Education IL GO	5.50%		12/1/2034	BB+	15,000,000	16,192,128
Chicago Board of Education IL GO (AG)	5.00%		12/1/2035	AA	4,055,000	4,166,678
City of Chicago IL GO	5.00%		1/1/2034	BBB	5,025,000	5,267,100
City of Chicago IL GO	5.00%		1/1/2035	BBB	4,700,000	4,925,976
City of Chicago IL GO	5.00%		1/1/2044	BBB	10,955,000	10,956,078
City of New York NY GO	5.00%		3/1/2032	AA	5,000	5,009
City of Scranton PA GO	5.00%		9/1/2029	A-	3,650,000	3,713,174

168	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
Commonwealth of Puerto Rico GO	Zero Coupon	7/1/2033	NR		$2,680,000	$1,966,561
Commonwealth of Puerto Rico GO	4.00%	7/1/2033	NR		3,371,368	3,417,443
Commonwealth of Puerto Rico GO	4.00%	7/1/2035	NR		9,714,139	9,806,980
Commonwealth of Puerto Rico GO	4.00%	7/1/2037	NR		158,139	158,806
Commonwealth of Puerto Rico GO	5.625%	7/1/2027	NR		14,077,646	14,342,987
Commonwealth of Puerto Rico GO	5.75%	7/1/2031	NR		12,933,161	14,120,428
Denton Independent School District TX GO (PSF-GTD)	4.00%	8/15/2037	AAA		6,770,000	6,652,771
Hunt Memorial Hospital District Charitable Health TX GO	4.375%	2/15/2036	Ba3		3,320,000	3,230,838
Jefferson County Civic Facility Development Corp. - Samaritan Medical Center Obligated NY	5.00%	11/1/2037	BB		4,500,000	4,500,401
New York Liberty Development Corp.	1.20%	11/15/2028	A+		2,870,000	2,678,010
Public Finance Authority - Driftwood Conservation District WI†	Zero Coupon	12/15/2039	NR		2,878,000	1,218,969
Resort Core Public Infrastructure District No. 1 UT GO	5.00%	3/1/2041	NR		5,500,000	5,613,446
Total						197,858,264

Health Care 22.03%
Allegheny County Hospital Development Authority - Allegheny Health Network Obligated Group PA	5.00%	4/1/2047	A		5,320,000	5,359,774
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2031	BBB-		3,000,000	2,997,390
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2041	BBB-		10,545,000	10,415,703
Arizona Industrial Development Authority - Navajo Health Foundation-Sage Memorial Hospital Inc Obligated Group†	7.125%	5/1/2044	NR		3,875,000	4,090,643
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.00%	8/1/2041	BBB+	(b)	3,000,000	3,000,597
Atlanta Development Authority - Georgia ProtonCare Center Inc(c)	6.00%	1/1/2023	NR		2,000,000	900,000
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%	6/30/2039	NR		33,965,000	32,467,222

See Notes to Schedule of Investments.	169

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%		12/1/2026	BB	$1,255,000	$1,251,055
Bucks County Industrial Development Authority - Grand View Hospital/ Sellersville Obligated Group PA	5.00%		7/1/2035	BBB+	1,100,000	1,162,132
Bucks County Industrial Development Authority - Grand View Hospital/ Sellersville Obligated Group PA	5.00%		7/1/2036	BBB+	1,250,000	1,313,806
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.00%		7/1/2027	B	400,000	400,044
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.00%		7/1/2040	B	2,900,000	2,813,000
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.25%		7/1/2035	B	2,250,000	2,250,141
Build NYC Resource Corp. - RiverSpring Health Senior Living Inc Obligated Group NY	5.00%		12/15/2031	NR	10,000,000	10,006,713
Build NYC Resource Corp. - RiverSpring Health Senior Living Inc Obligated Group NY†	5.65%		12/15/2032	NR	5,000,000	4,949,406
California Health Facilities Financing Authority - City of Hope Obligated Group	5.00%		11/15/2032	A-	16,780,000	18,589,819
California Health Facilities Financing Authority - City of Hope Obligated Group (AG)	5.00%		11/15/2035	AA	12,150,000	13,990,081
California Health Facilities Financing Authority - Rady Children’s Hospital Obligated Group	5.00%	#(a)	8/15/2065	AA	10,000,000	11,413,272
California Municipal Finance Authority - Palomar Health Obligated Group COPS†	5.00%		11/1/2027	CCC+	7,280,000	7,245,997
California Public Finance Authority - Kendal at Ventura†(d)	11.00%		5/15/2028	NR	1,000,000	1,000,374
California Public Finance Authority - Kendal At Ventura†	10.00%		5/15/2028	NR	3,500,000	3,706,012
California Public Finance Authority - Kendal At Ventura†	12.00%		5/15/2028	NR	375,000	408,417

170	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Public Finance Authority - Marisol HB LLC Obligated Group†	5.10%	#(a)	4/1/2066	NR		$4,900,000	$4,954,166
California Public Finance Authority - QSH/LB LLC†	6.00%		6/1/2040	NR		1,500,000	1,629,145
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.00%		12/1/2036	BB+		5,500,000	5,503,472
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.25%		12/1/2043	BB+		5,000,000	5,105,241
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group	5.25%		12/1/2044	BB+		9,315,000	9,319,408
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%		12/1/2046	BB+		4,415,000	4,416,026
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%		12/1/2034	BB+		14,275,000	14,288,473
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%		12/1/2038	BB+		1,485,000	1,524,785
Capital Projects Finance Authority - Trilogy Community Development Foundation Inc Obligated Group FL†	6.00%		1/1/2035	NR		2,765,000	2,910,282
Capital Trust Authority - AIDS Healthcare Foundation Obligated Group FL	4.75%		12/1/2042	Baa2		650,000	679,601
Capital Trust Authority - Convivial St Petersburg LLC FL†	12.00%		10/3/2029	NR		2,500,000	2,586,510
Citizens Memorial Hospital District MO	5.00%		12/1/2026	NR		8,825,000	8,830,771
City of Minneapolis - Fairview Health Services Obligated Group MN	5.00%		11/15/2033	BBB+		1,320,000	1,363,463
City of Tallahassee - Tallahassee Memorial HealthCare Inc FL	5.00%		12/1/2044	Baa1		8,025,000	8,026,192
City of Venice - Southwest Florida Retirement Center Inc Obligated Group FL†	4.25%		1/1/2030	BB+	(b)	900,000	900,148
Connecticut State Health & Educational Facilities Authority(d)	4.40%		12/15/2031	NR		810,000	814,442

See Notes to Schedule of Investments.	171

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Connecticut State Health & Educational Facilities Authority(d)	4.60%	12/15/2032	NR	$2,500,000	$2,513,652
Connecticut State Health & Educational Facilities Authority - Griffin Health Obligated Group†	5.00%	7/1/2032	BB+	1,000,000	1,019,919
Connecticut State Health & Educational Facilities Authority Odd Fellows Home of Connecticut Inc Obligated Group(d)	5.50%	12/15/2036	NR	3,190,000	3,318,646
County of Cuyahoga - MetroHealth System OH	5.00%	2/15/2037	BBB-	7,300,000	7,325,447
County of Montgomery - Trinity Health Corp Obligated Group MD	5.00%	12/1/2044	AA-	8,030,000	8,040,577
County of Montgomery - Trinity Health Corp Obligated Group MD	5.00%	12/1/2045	AA-	8,955,000	8,966,562
County of Muskingum - Genesis Healthcare System Obligated Group OH	5.00%	2/15/2027	BB+	740,000	741,477
County of Muskingum - Genesis Healthcare System Obligated Group OH	5.00%	2/15/2033	BB+	8,545,000	8,551,732
County of Muskingum - Genesis Healthcare System Obligated Group OH	5.00%	2/15/2044	BB+	16,560,000	16,561,374
County of Washington - Marietta Area Health Care Inc Obligated Group OH	5.50%	12/1/2027	NR	3,850,000	3,884,114
County of Washington - Marietta Area Health Care Inc Obligated Group OH	6.625%	12/1/2042	NR	3,500,000	3,762,082
Crawford County Memorial Hospital Inc IA	5.00%	6/15/2027	NR	1,255,000	1,259,886
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR	950,000	1,002,452
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	4.00%	7/1/2034	BBB+	6,440,000	6,441,070
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	5.00%	7/1/2046	BBB+	16,025,000	16,024,638
Florida Local Government Finance Commission - Ponte Vedra Pine Co LLC Obligated Group†	5.50%	11/15/2035	NR	1,000,000	1,061,066
Florida Local Government Finance Commission - Sanctuary At Village On The Isle LLC/The†	11.00%	12/22/2030	NR	2,055,000	2,056,900

172	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Glendale Industrial Development Authority - Beatitudes Campus Obligated Group AZ	4.00%	11/15/2027	NR		$200,000	$198,018
Glendale Industrial Development Authority - Beatitudes Campus Obligated Group AZ	5.00%	11/15/2036	NR		6,010,000	5,845,182
Grays Harbor County Public Hospital District No. 1 WA	5.75%	12/1/2033	BB+		5,105,000	5,455,749
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%	6/1/2037	Baa2		730,000	765,195
Henry County Hospital Authority - Piedmont Healthcare Inc Obligated Group GA	5.00%	7/1/2034	AA-		4,695,000	4,726,910
Idaho Health Facilities Authority - North Canyon Medical Center Inc	5.50%	11/1/2029	NR		120,000	130,932
Idaho Health Facilities Authority - North Canyon Medical Center Inc	5.50%	11/1/2029	NR		1,005,000	1,021,175
Idaho Health Facilities Authority - North Canyon Medical Center Inc	6.25%	11/1/2035	NR		2,610,000	2,762,986
Illinois Finance Authority - Lifespace Communities Inc Obligated Group	5.00%	5/15/2035	BBB	(b)	1,350,000	1,350,690
Illinois Finance Authority - OSF Healthcare System Obligated Group	5.00%	11/15/2045	A		3,250,000	3,250,779
Industrial Development Authority of the City of Phoenix Arizona - Christian Care Surprise Inc AZ	5.00%	12/1/2041	BBB		7,040,000	7,285,112
Iowa Finance Authority - Lifespace Communities Inc Obligated Group	5.00%	5/15/2044	BBB	(b)	2,610,000	2,665,445
King County Public Hospital District No. 4 WA	5.50%	12/1/2035	NR		5,400,000	5,381,399
Kremmling Memorial Hospital District CO†	5.00%	12/1/2029	NR		1,760,000	1,762,268
Kremmling Memorial Hospital District CO†	5.125%	12/1/2034	NR		2,825,000	2,801,674
Lee County Industrial Development Authority - Cypress Cove at Healthpark Florida Obligated Group FL†(d)	4.50%	10/1/2036	BB+	(b)	1,970,000	1,986,140

See Notes to Schedule of Investments.	173

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Lee County Industrial Development Authority - Cypress Cove at Healthpark Florida Obligated Group FL†(d)	5.25%	10/1/2044	BB+	(b)	$3,875,000	$3,971,537
Lynchburg Economic Development Authority - Centra Health Obligated Group VA	5.00%	1/1/2036	A3		4,000,000	4,489,252
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%	7/1/2032	BBB-		6,000,000	6,003,761
Massachusetts Development Finance Agency - Care Communities LLC Obligated Group†	5.50%	7/15/2035	NR		2,315,000	2,377,646
Massachusetts Development Finance Agency - Dana-Farber Cancer Institute Obligated Group	5.00%	12/1/2036	A		15,000,000	17,022,729
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2036	BBB-		7,315,000	7,399,297
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2037	BBB-		1,500,000	1,480,900
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-		1,550,000	1,555,557
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.50%	10/1/2033	BBB-		1,490,000	1,644,203
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.50%	10/1/2034	BBB-		1,570,000	1,742,791
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.50%	10/1/2036	BBB-		1,000,000	1,107,509
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.50%	10/1/2038	BBB-		1,965,000	2,150,451
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.50%	10/1/2039	BBB-		2,070,000	2,253,943

174	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.50%		10/1/2040	BBB-	$2,190,000	$2,367,367
Massachusetts Health & Educational Facilities Authority - Trinity Health Corp Obligated Group	3.57% (MUNIPSA + 0.90%	)#	11/15/2032	AA-	1,005,000	1,003,656
Monroe County Hospital Authority - Centurion Foundation Lehigh Valley LLC PA†	5.10%		6/15/2039	NR	10,000,000	10,024,597
Montana Facility Finance Authority - St John’s Lutheran Ministries Inc Obligated Group(d)	5.50%		11/15/2046	NR	2,000,000	2,005,676
Moon Industrial Development Authority - Baptist Homes Society Obligated Group PA	5.75%		7/1/2035	NR	4,100,000	4,103,552
Moon Industrial Development Authority - Baptist Homes Society Obligated Group PA	6.00%		7/1/2045	NR	2,250,000	2,250,459
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%		7/1/2032	A-	1,300,000	1,303,772
New Hampshire Business Finance Authority	5.43%		8/15/2035	NR	5,380,000	5,507,757
New Hampshire Business Finance Authority - Centurion Foundation Wilkens Avenue LLC	5.00%		9/15/2035	NR	6,140,000	6,077,652
New Hampshire Business Finance Authority - NFA UH SPV LLC†	5.625%		12/15/2033	NR	3,875,000	3,966,818
New Hope Cultural Education Facilities Finance Corp. - Bella Vida Forefront Living Obligated Group TX	4.25%		10/1/2030	NR	1,250,000	1,245,111
New Hope Cultural Education Facilities Finance Corp. - SLF CHP LLC TX†	5.75%		7/1/2035	NR	12,500,000	13,152,326
New Hope Cultural Education Facilities Finance Corp. - SLF CHP LLC TX†	6.25%		7/1/2045	NR	5,000,000	5,318,131

See Notes to Schedule of Investments.	175

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New Jersey Economic Development Authority - Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR		$2,300,000	$2,300,752
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2034	BBB-		1,895,000	1,895,307
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%	7/1/2028	B		1,000,000	1,006,805
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%	7/1/2030	B		2,905,000	2,925,603
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%	7/1/2041	B		2,650,000	2,550,625
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2027	Ba3		1,300,000	1,302,218
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	Ba3		2,800,000	2,802,604
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	Ba3		1,000,000	1,000,204
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	Ba3		2,500,000	2,499,943
North Carolina Medical Care Commission - Penick Village Obligated Group	5.00%	9/1/2034	NR		900,000	959,548
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2027	BB+		500,000	508,389
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2038	BB+		4,700,000	4,765,311
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.25%	8/15/2043	BB+		14,710,000	14,875,239
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.25%	8/15/2048	BB+		18,220,000	18,321,329
Palm Beach County Health Facilities Authority - Lifespace Communities Inc Obligated Group FL	5.00%	5/15/2038	BBB	(b)	9,380,000	9,383,321
Palomar Health - Palomar Health Obligated Group CA	5.00%	11/1/2032	CCC+		1,950,000	1,951,432

176	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Palomar Health Obligated Group CA	5.00%		11/1/2026	CCC+		$1,845,000	$1,840,090
Palomar Health Obligated Group CA	5.00%		11/1/2031	CCC+		5,495,000	5,500,753
Palomar Health Obligated Group CA	5.00%		11/1/2036	CCC+		1,680,000	1,680,219
Palomar Health Obligated Group CA	5.00%		11/1/2039	CCC+		1,000,000	995,228
Philadelphia Authority for Industrial Development - Greater Philadelphia Health Action Inc PA	5.00%		6/1/2040	BBB-	(b)	2,500,000	2,611,939
Public Finance Authority - Bancroft Neurohealth Obligated Group WI†	4.625%		6/1/2036	NR		45,000	44,738
Public Finance Authority - Bancroft Neurohealth Obligated Group WI†	5.00%		6/1/2036	NR		2,980,000	2,980,485
Public Finance Authority - Lehigh Valley Health Network Inc WI†	6.625%		12/1/2032	NR		2,975,000	3,046,723
Public Finance Authority - Munificent Behavioral Hospitals I Inc Obligated Group WI†	6.00%		1/1/2035	NR		1,040,000	1,085,157
Public Finance Authority - RBS Evolution LLC WI†	9.00%		11/1/2028	NR		2,500,000	2,629,079
Rhode Island Health & Educational Building Corp. - Care New England Health System Obligated Group	5.00%		9/1/2031	NR		5,250,000	5,252,351
Rhode Island Health & Educational Building Corp. - Care New England Health System Obligated Group	5.00%		9/1/2036	NR		16,000,000	16,000,394
Roanoke County Economic Development Authority - Friendship Foundation VA	5.50%	#(a)	9/1/2058	NR		8,585,000	8,477,687
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	5.75%		11/15/2029	NR		585,000	585,613
Southeastern Ohio Port Authority - Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2029	B	(b)	2,335,000	2,335,343
Vermont Educational & Health Buildings Financing Agency - University of Vermont Health Network Obligated Group	5.00%		12/1/2034	A		3,660,000	3,662,959

See Notes to Schedule of Investments.	177

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Vermont Educational & Health Buildings Financing Agency - University of Vermont Health Network Obligated Group	5.00%		12/1/2035	A		$2,315,000	$2,316,538
Washington Health Care Facilities Authority - CommonSpirit Health Obligated Group	5.00%	#(a)	8/1/2049	A-		5,120,000	5,125,187
Washington Health Care Facilities Authority - Providence St Joseph Health Obligated Group	5.00%		10/1/2038	A		3,930,000	3,933,321
Washington Health Care Facilities Authority - Providence St Joseph Health Obligated Group	5.00%		10/1/2042	A		6,375,000	6,376,764
Washington State Housing Finance Commission - Horizon House Obligated Group	4.375%		1/1/2033	BB	(b)	6,690,000	6,721,767
Washington State Housing Finance Commission - Horizon House Obligated Group	4.875%		1/1/2036	BB	(b)	11,805,000	11,946,979
Washington State Housing Finance Commission - Horizon House Obligated Group†	5.00%		1/1/2038	BB	(b)	2,000,000	2,005,581
West Virginia Hospital Finance Authority - Cabell Huntington Hospital Obligated Group	5.00%		1/1/2035	BBB		2,400,000	2,416,057
Westchester County Local Development Corp. - Westchester County Health Care Corp Obligated Group NY	5.00%		11/1/2046	BB		14,050,000	13,341,901
Westchester County Local Development Corp. - Westchester County Health Care Corp Obligated Group NY	6.50%		11/1/2030	NR		20,000,000	20,831,754
Wisconsin Health & Educational Facilities Authority - Ascension Health Credit Group WI	4.00%		11/15/2034	AA		7,500,000	7,514,377
Wisconsin Health & Educational Facilities Authority - Capitol Lakes Inc	5.00%		11/15/2035	NR		3,770,000	3,782,722
Wisconsin Health & Educational Facilities Authority - Centurion Foundation Se Wisconsin LLC	5.00%		9/15/2035	NR		4,575,000	4,528,544

178	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Wisconsin Health & Educational Facilities Authority - Centurion Foundation Se Wisconsin LLC	5.00%		9/15/2035	NR		$1,515,000	$1,499,616
Wisconsin Health & Educational Facilities Authority - Chiara Housing & Services Inc Obligated Group	5.00%		7/1/2035	NR		2,830,000	2,917,802
Wisconsin Health & Educational Facilities Authority - Sauk-Prairie Memorial Hospital Inc Obligated Group	5.125%		2/1/2038	Ba2		4,000,000	3,999,889
Wisconsin Health & Educational Facilities Authority - Wisconsin Masonic Home Obligated Group	5.25%		8/15/2039	BBB-	(b)	1,415,000	1,507,656
Total							692,575,264

Housing 5.24%
California Housing Finance Agency	3.25%		8/20/2036	BBB+		11,894,983	11,621,537
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	AA-		7,955,692	7,938,480
California Municipal Finance Authority - Ascent 613†	5.00%		1/1/2038	NR		1,000,000	1,026,821
California Municipal Finance Authority Municipal Certificates Series 2025-1	3.537%	#(a)	2/20/2041	BBB		7,372,200	6,730,052
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	5.70%		6/1/2034	NR		1,000,000	1,019,343
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	5.875%		6/1/2039	NR		7,500,000	7,506,660
Capital Trust Authority - Madrone Florida Tech Student Housing I LLC FL†	4.75%		7/1/2040	BB		1,250,000	1,258,764
Connecticut Housing Finance Authority (FHLMC), (FNMA), (GNMA)	6.00%		11/15/2054	AAA		4,100,000	4,407,374
DeKalb County Housing Authority - HADC Windmont Pointe LLC GA	4.00%		7/1/2036	A+		1,500,000	1,492,971
Delaware State Housing Authority (FHLMC), (FNMA), (GNMA)	6.00%		1/1/2055	Aa1		3,220,000	3,514,254
FW Ramble Public Facility Corp TX	4.00%		10/1/2035	A+		3,750,000	3,682,281
Indiana Finance Authority - SFP-PUFW I LLC	4.00%		7/1/2034	BBB-		3,070,000	3,083,480

See Notes to Schedule of Investments.	179

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Iowa Finance Authority - Lifespace Communities Inc Obligated Group	6.75%		5/15/2033	BBB	(b)	$4,700,000	$5,325,438
Miami-Dade County Industrial Development Authority - PRG - Casa Properties LLC FL†	5.375%	#(a)	7/1/2065	NR		12,000,000	12,567,289
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2054	AA+		3,685,000	3,970,408
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2056	AA+		1,830,000	2,013,950
Montgomery County Housing Opportunities Commission MD	4.00%		7/1/2048	Aa2		270,000	269,992
New Hampshire Business Finance Authority	4.166%	#(a)	1/20/2041	BBB		5,040,273	4,908,630
New Hampshire Business Finance Authority	4.22%	#(a)	11/20/2042	BBB		4,212,474	3,959,022
New Hampshire Business Finance Authority	4.375%		9/20/2036	BBB		5,961,208	6,075,605
New Hampshire Business Finance Authority	4.75%	#(a)	6/20/2041	AA-		12,460,478	12,854,224
New Hampshire Business Finance Authority	5.75%		4/28/2042	BBB		2,500,000	2,580,881
New Hampshire Business Finance Authority - National Finance Authority Municipal Certificates Series 2026-2	4.42%	#(a)	2/20/2043	AA-		10,993,614	11,195,678
New Hampshire Business Finance Authority (HUD)	4.15%	#(a)	10/20/2040	A		11,424,676	11,453,417
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	5.25%		12/15/2031	NR		2,500,000	2,577,101
North Carolina Housing Finance Agency	4.00%		7/1/2047	AA+		35,000	35,014
Pennsylvania Housing Finance Agency(d)	6.50%		10/1/2056	Aa1		5,000,000	5,771,432
Pennsylvania Housing Finance Agency AMT	4.00%		4/1/2039	AA+		60,000	59,795
Public Finance Authority WI	5.40%		6/20/2044	A-		4,000,000	4,295,046
South Carolina Jobs-Economic Development Authority - Sixteenth Floor Obligated Group	4.00%		12/1/2035	A+		5,500,000	5,497,654

180	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
South Carolina Jobs-Economic Development Authority - Sixteenth Floor Obligated Group	4.25%		12/1/2036	A+		$8,825,000	$8,953,870
Virginia Beach Development Authority - Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(b)	1,650,000	1,654,790
Washington State Housing Finance Commission	3.50%		12/20/2035	BBB+		5,692,058	5,496,900
Total							164,798,153

Lease Obligations 0.87%
New Jersey Economic Development Authority - State of New Jersey Motor Vehicle Surcharge Revenue	4.00%		7/1/2034	Baa2		3,260,000	3,267,737
Pennsylvania Economic Development Financing Authority - PA Bridges Finco LP	5.00%		6/30/2042	BBB		24,235,000	24,239,416
Total							27,507,153

Multi-Family Housing 0.31%
New Hampshire Business Finance Authority	4.22%	#(a)	11/20/2042	AA-		9,911,703	9,726,853

Other Revenue 1.93%
Allentown Neighborhood Improvement Zone Development Authority - Allentown Neighborhood Improvement Zone Total Waterfront Revenue PA†	6.00%		5/1/2042	NR		5,600,000	5,872,849
Arlington Higher Education Finance Corp. - Newman International Academy TX	4.00%		8/15/2031	NR		360,000	324,185
Brooklyn Arena Local Development Corp. - Brooklyn Events Center LLC NY	5.00%		7/15/2042	Ba1		14,955,000	15,005,343
Capital Trust Agency, Inc. - Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2029	NR		1,095,000	1,095,339
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.00%		12/1/2028	BBB-		1,585,000	1,618,377
Illinois Finance Authority - Field Museum of Natural History	3.684% (SOFR * .70 + 1.15%	)#	11/1/2034	A1		2,655,000	2,664,903

See Notes to Schedule of Investments.	181

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group AZ†(c)	3.50%		7/1/2025	NR	$265,000	$212,000
Jefferson Parish Economic Development & Port District - Kenner Discovery Health Science Foundation Inc LA†	4.80%		6/15/2029	NR	2,160,000	2,172,925
Maryland Economic Development Corp Chesapeake Bay Conference Center(c)	5.00%		12/1/2031	NR	1,500,000	1,005,000
Public Finance Authority - Inperium Inc Obligated Group WI†	5.00%		12/1/2034	NR	4,595,000	4,737,314
Public Finance Authority - Inperium Inc Obligated Group WI†	5.50%		12/1/2044	NR	14,000,000	14,411,860
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	11,350,000	11,618,229
Total						60,738,324

Pollution Control 1.47%
Baldwin County Industrial Development Authority - Novelis Corp AL AMT†	4.30%	#(a)	3/1/2056	BB	16,725,000	16,751,436
Finance Authority of Maine - Casella Waste Systems Inc AMT†	4.625%	#(a)	12/1/2047	B+	4,700,000	4,915,151
Florida Development Finance Corp. - GFL Solid Waste Southeast LLC AMT†	4.375%	#(a)	10/1/2054	BB	6,520,000	6,619,666
Florida Development Finance Corp. - Waste Pro USA Inc AMT	4.35%	#(a)	4/1/2037	NR	8,330,000	8,394,740
Illinois Finance Authority - LRS Holdings LLC AMT†	7.25%	#(a)	9/1/2052	NR	4,500,000	4,918,254
Matagorda County Navigation District No. 1 - AEP Texas Inc	4.00%		6/1/2030	BBB+	1,065,000	1,065,588
Mississippi Business Finance Corp. - Waste Pro USA Inc AMT†	5.00%	#(a)	2/1/2036	NR	1,500,000	1,517,442
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	4.375%	#(a)	6/1/2052	B+	1,375,000	1,415,979
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	4.625%	#(a)	4/1/2036	B+	475,000	482,209
Total						46,080,465

182	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax 1.85%
Allentown Neighborhood Improvement Zone Development Authority - Allentown Neighborhood Improvement Zone Center City Investment Corp Revenue PA†	5.00%	5/1/2028	NR	$525,000	$535,469
Allentown Neighborhood Improvement Zone Development Authority - Allentown Neighborhood Improvement Zone Center City Investment Corp Revenue PA†	5.25%	5/1/2042	NR	3,915,000	4,079,728
Allentown Neighborhood Improvement Zone Development Authority - Allentown Neighborhood Improvement Zone Total Waterfront Revenue PA†	5.25%	5/1/2032	NR	1,475,000	1,521,324
Allentown Neighborhood Improvement Zone Development Authority - Allentown Neighborhood Improvement Zone Total Waterfront Revenue PA†	5.25%	5/1/2042	NR	1,750,000	1,821,367
Allentown Neighborhood Improvement Zone Development Authority - Allentown Neighborhood Improvement Zone Total Waterfront Revenue PA†	6.00%	5/1/2042	NR	3,450,000	3,653,490
Babcock Ranch Community Independent Special District FL	4.25%	5/1/2032	NR	2,000,000	2,018,543
Celebration Pointe Community Development District No. 1 FL(c)	2.375%	5/1/2026	NR	430,000	344,000
City of Mesquite TX	4.375%	9/1/2035	NR	1,050,000	1,054,636
City of North Las Vegas Special Improvement District No 67 Apex Moonwater West NV†	5.375%	6/1/2035	NR	1,250,000	1,286,968
City of North Las Vegas Special Improvement District No 67 Apex Moonwater West NV†	6.00%	6/1/2040	NR	2,925,000	3,077,910
County of Denton Green Meadows Public Improvement District Major Improvement Area TX†	4.75%	12/31/2030	NR	650,000	650,643

See Notes to Schedule of Investments.	183

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
County of Denton Green Meadows Public Improvement District Major Improvement Area TX†	5.00%	12/31/2035	NR	$1,000,000	$1,032,245
County of Orange Community Facilities District No. 2025-1 Improvement Area 1 CA	5.00%	8/15/2041	NR	1,035,000	1,105,368
Deseret Public Infrastructure District No. 2 Special Desert Assessment Area UT†	5.375%	12/1/2036	NR	1,550,000	1,584,270
Fairfield Community Facilities District - City of Fairfield Community Facilities District No 2023-1 Area No 1 CA	5.00%	9/1/2044	NR	4,335,000	4,497,703
Industrial Development Authority of the City of St. Louis Missouri	3.875%	11/15/2029	NR	2,270,000	2,200,434
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	585,000	554,935
Lakewood Ranch Stewardship District FL	5.40%	5/1/2028	NR	535,000	550,019
Lakewood Ranch Stewardship District FL	5.45%	5/1/2033	NR	2,660,000	2,873,747
Military Installation Development Authority UT	4.00%	6/1/2036	NR	8,250,000	8,098,319
New Jersey Economic Development Authority - NJ Metromall Urban Renewal Inc	6.50%	4/1/2028	Baa2	385,672	395,388
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2028	NR	320,000	322,503
Prairie Point Community Authority Board Special Improvement District No. 1 CO	5.00%	12/1/2035	NR	3,100,000	3,161,583
Scranton Redevelopment Authority PA GTD	5.00%	11/15/2028	A-	105,000	105,102
Utah City West Public Infrastructure District No. 1 Assessment Area No. 1†	5.00%	12/1/2036	NR	1,550,000	1,612,440
Utah City West Public Infrastructure District No. 1 Assessment Area No. 1†	5.00%	12/1/2041	NR	1,275,000	1,302,448
Village Community Development District No. 12 FL	4.00%	5/1/2033	NR	1,270,000	1,272,437
Village Metropolitan District CO GO	5.00%	12/1/2040	NR	1,730,000	1,737,757
West Villages Improvement District Unit of Development No. 7 FL	4.25%	5/1/2029	NR	1,205,000	1,217,040
West Villages Improvement District Unit of Development No. 7 FL	4.75%	5/1/2039	NR	2,000,000	2,008,122

184	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Westview South Community Development District FL	4.75%	5/1/2028	NR	$95,000	$95,775
Westview South Community Development District FL	4.875%	5/1/2028	NR	170,000	171,723
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%	12/1/2044	NR	2,086,570	2,181,947
Total					58,125,383

Tax Revenue 2.94%
Allentown Neighborhood Improvement Zone Development Authority - Allentown Neighborhood Improvement Zone Center City Investment Corp Revenue PA†	5.375%	5/1/2042	NR	1,775,000	1,800,596
American Samoa Economic Development Authority†	5.00%	9/1/2028	Ba3	1,000,000	1,025,193
American Samoa Economic Development Authority†	5.00%	9/1/2029	Ba3	1,465,000	1,514,743
American Samoa Economic Development Authority†	5.00%	9/1/2031	Ba3	1,500,000	1,572,049
American Samoa Economic Development Authority†	5.00%	9/1/2034	Ba3	850,000	899,068
American Samoa Economic Development Authority†	5.00%	9/1/2035	Ba3	1,200,000	1,271,878
American Samoa Economic Development Authority†	6.50%	9/1/2028	Ba3	800,000	825,618
Bristol Industrial Development Board TN†	5.125%	12/1/2042	NR	3,000,000	2,966,936
City of Garden City - City of Garden City STAR Bond District KS†	5.375%	6/1/2039	NR	1,125,000	1,135,017
City of Wichita K-96 Greenwich STAR Bond District Phase III KS†	4.125%	9/1/2033	NR	1,230,000	1,236,209
Downtown Daybreak Public Infrastructure District No. 1 - City of South Jordan South Station Housing and Transit Reinvestment Zone UT†	5.00%	3/1/2041	NR	1,600,000	1,630,838
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2027	NR	2,000,000	2,040,621

See Notes to Schedule of Investments.	185

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2028	NR	$1,250,000	$1,294,118
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2032	NR	4,035,000	4,303,909
Mida Mountain Village Public Infrastructure District - Military Installation Development Authority Military Recreation Facilities Project Area UT†	5.50%	6/15/2039	NR	2,370,000	2,456,192
Mida Mountain Village Public Infrastructure District - Military Installation Development Authority Military Recreation Facilities Project Area UT†	5.75%	6/15/2044	NR	665,000	697,182
Military Installation Development Authority Military Recreation Facilities Project Area UT	4.00%	6/1/2041	NR	7,540,000	7,147,268
Public Finance Authority - Southeast Overtown Park West Community Redevelopment Agency WI†	5.00%	6/1/2041	NR	28,500,000	29,249,812
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%	7/1/2034	NR	25,799,000	25,802,184
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	1,000	954
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	3,431,000	3,443,112
Total					92,313,497

Tobacco 0.71%
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CC	3,675,000	2,026,775
Nassau County Tobacco Settlement Corp. NY(c)	5.25%	6/1/2026	D	11,251,597	6,188,378
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR	3,530,000	2,036,492
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-	3,375,000	2,765,348
Tobacco Settlement Financing Corp. VA	5.20%	6/1/2046	B-	11,155,000	9,233,029
Total					22,250,022

186	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation 11.75%
Alameda Corridor Transportation Authority CA (NATL)	Zero Coupon		10/1/2034	A-		$3,095,000	$2,353,579
Bay Area Toll Authority CA	5.00%	#(a)	4/1/2061	AA		9,250,000	10,472,478
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%		6/30/2027	BB+	(b)	695,000	705,760
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%		6/30/2028	BB+	(b)	2,210,000	2,293,317
Chicago O’Hare International Airport - TRIPS Obligated Group IL AMT	5.00%		7/1/2048	BBB+		14,235,000	14,267,807
City & County of Denver - United Airlines Inc CO AMT	5.00%		10/1/2032	BB+		33,035,000	33,068,151
City & County of Denver Airport System Revenue CO AMT	5.00%		12/1/2035	A+		4,205,000	4,353,109
City of Atlanta Airport Passenger Facility Charge GA AMT	4.00%		7/1/2035	AA		12,970,000	13,017,124
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/15/2027	BB+	(b)	3,650,000	3,706,664
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%		7/15/2035	Ba2		9,750,000	10,651,732
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2033	A+		2,705,000	2,710,986
County of Sacramento Airport System Revenue - County of Sacramento Airport System Revenue CA AMT	5.00%		7/1/2032	A+		3,515,000	3,645,257
County of Sacramento Airport System Revenue CA AMT	5.00%		7/1/2036	A+		6,000,000	6,186,759
Eagle County Airport Terminal Corp. CO AMT	5.00%		5/1/2037	Baa2		2,070,000	2,085,888
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	Zero Coupon	#(a)	7/15/2032	NR		10,500,000	2,940,000
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	12.00%	#(a)	7/15/2059	NR		4,500,000	1,260,000
Greater Orlando Aviation Authority - United Airlines Inc FL AMT	5.25%		11/1/2034	BB+		5,500,000	5,896,686
Greater Orlando Aviation Authority - United Airlines Inc FL AMT	5.25%		11/1/2035	BB+		2,500,000	2,663,994
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(a)	12/1/2043	BBB+		15,000,000	15,549,585

See Notes to Schedule of Investments.	187

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(a)	12/1/2043	BBB+		$7,750,000	$8,033,952
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(a)	12/1/2043	BBB+		7,000,000	7,256,473
Illinois State Toll Highway Authority	5.00%		1/1/2040	AA-		2,025,000	2,027,387
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.00%		11/12/2028	Baa3		9,995,000	10,003,654
New Jersey Economic Development Authority - DRP Urban Renewal 4 LLC AMT†	6.375%		1/1/2035	NR		4,250,000	4,515,091
New Jersey Economic Development Authority - Port Newark Container Terminal LLC AMT	5.00%		10/1/2047	Baa2		20,410,000	20,476,959
New Jersey Transportation Trust Fund Authority - State of New Jersey (AG)	Zero Coupon		12/15/2034	AA		4,935,000	3,732,602
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%		10/1/2030	Baa2		14,905,000	15,239,219
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2033	Baa2		2,545,000	2,601,088
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2036	Baa2		14,870,000	15,136,557
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%		4/1/2040	Baa2		8,490,000	9,075,260
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%		4/1/2035	Baa2		3,000,000	3,351,843
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	2.50%		10/31/2031	BBB-	(b)	1,365,000	1,225,257
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%		12/1/2036	Baa1		2,700,000	2,876,971
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%		6/30/2038	Baa3		2,720,000	2,917,744
New York Transportation Development Corp. - JFK NTO LLC AMT	5.50%		6/30/2038	Baa3		2,065,000	2,203,413
New York Transportation Development Corp. - JFK NTO LLC AMT	6.00%		6/30/2054	Baa3		16,980,000	17,805,632
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%		7/1/2033	Baa1		2,815,000	2,814,920

188	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.00%		7/1/2034	Baa1	$8,750,000	$8,757,020
New York Transportation Development Corp. - Laguardia Gateway Partners LLC (AG) AMT	4.00%		7/1/2035	AA	5,335,000	5,335,089
New York Transportation Development Corp. - Laguardia Gateway Partners LLC (AG) AMT	4.00%		7/1/2036	AA	1,660,000	1,660,040
New York Transportation Development Corp. - Laguardia Gateway Partners LLC AMT	5.00%		7/1/2041	Baa1	6,100,000	6,102,496
New York Transportation Development Corp. - Laguardia Gateway Partners LLC NY (AG) AMT	4.00%		7/1/2037	AA	13,770,000	13,769,588
North Parkway Municipal Management District No. 1 TX†	3.625%		9/15/2026	NR	200,000	199,818
Pennsylvania Economic Development Financing Authority - PA Bridges Finco LP	5.00%		12/31/2038	BBB	3,960,000	3,961,479
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	3.625%		1/1/2035	NR	1,925,000	1,767,607
Public Finance Authority - Air Cargo Obligated Group WI AMT	5.00%		7/1/2032	BBB	1,845,000	1,946,045
Public Finance Authority - Million Air Three Obligated Group WI AMT†	5.50%		9/1/2030	NR	605,000	627,309
Public Finance Authority - Million Air Three Obligated Group WI AMT†	5.75%		9/1/2035	NR	2,000,000	2,081,305
Public Finance Authority - Sky Harbour Capital III LLC Obligated Group WI AMT†	6.00%	#(a)	7/1/2060	NR	11,000,000	11,337,027
San Francisco City & County Airport Commission-San Francisco International Airport CA AMT	5.00%		5/1/2047	AA-	8,365,000	8,404,359
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group LLC	4.00%		12/31/2036	Baa1	5,810,000	5,813,482
Tulsa Municipal Airport Trust Trustees - American Airlines Inc OK AMT	6.25%		12/1/2035	B+	13,475,000	15,276,450
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		1/1/2034	BBB	6,810,000	7,251,042

See Notes to Schedule of Investments.	189

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Virginia Small Business Financing Authority - Elizabeth River Crossings OpCo LLC AMT	4.00%		7/1/2033	BBB	$6,000,000	$6,064,808
Total						369,477,862

Utilities 14.99%
Black Belt Energy Gas District AL	3.782% (SOFR * .67 + 1.35%	)#	12/1/2031	A2	19,425,000	19,420,120
Black Belt Energy Gas District AL	5.00%		7/1/2033	A2	27,825,000	29,161,888
Black Belt Energy Gas District AL	5.00%		6/1/2036	Baa2	29,805,000	31,338,920
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	2,350,000	2,467,279
Black Belt Energy Gas District AL†	5.50%	#(a)	11/1/2056	BBB-	25,730,000	27,705,477
California Community Choice Financing Authority	3.888% (SOFR * .67 + 1.45%	)#	4/1/2056	A1	15,550,000	15,525,804
California Community Choice Financing Authority	5.00%		7/1/2035	Aa2	8,090,000	8,912,637
California Community Choice Financing Authority	5.00%	#(a)	3/1/2056	Aa3	16,875,000	18,091,385
California Community Choice Financing Authority	5.25%		2/1/2036	A3	9,125,000	9,999,865
California Community Choice Financing Authority	5.25%	#(a)	11/1/2054	A2	3,300,000	3,490,622
Central Plains Energy Project NE	5.00%	#(a)	5/1/2054	Aa2	5,000,000	5,245,157
Charlotte County Industrial Development Authority - MSKP Town & Country Utility LLC FL†	5.00%		10/1/2029	NR	1,770,000	1,800,623
Charlotte County Industrial Development Authority - MSKP Town & Country Utility LLC FL†	5.00%		10/1/2034	NR	1,000,000	1,012,294
Charlotte County Industrial Development Authority - MSKP Town & Country Utility LLC FL AMT†	5.50%		10/1/2036	NR	3,135,000	3,138,534
City of Dallas Waterworks & Sewer System Revenue TX	4.00%		10/1/2035	AAA	5,000,000	5,001,408
City of Osceola AR AMT	4.875%		4/1/2040	Baa3	3,500,000	3,554,223
City of Portland Water System Revenue OR	4.00%		4/1/2036	Aa1	4,440,000	4,439,911

190	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
City of Seattle Municipal Light & Power Revenue WA	2.92% (MUNIPSA + 0.25%	)#	5/1/2045	AA	$2,900,000	$2,891,343
County of Trimble - Louisville Gas and Electric Co KY AMT	4.70%	#(a)	6/1/2054	A1	1,750,000	1,765,263
Delaware State Economic Development Authority - NRG Energy Inc	4.00%	#(a)	10/1/2045	BBB-	7,700,000	7,793,436
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	2,000,000	2,200,182
Florida Development Finance Corp. - Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	7,000,000	6,550,386
Kentucky Public Energy Authority	5.00%		5/1/2036	A1	4,350,000	4,587,220
Main Street Energy, Inc. GA	5.00%		12/1/2033	A3	20,170,000	21,339,184
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	23,050,000	23,144,851
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	1,190,000	1,212,906
Main Street Natural Gas, Inc. GA	4.125% (SOFR * .67 + 1.70%	)#	12/1/2053	Aa1	5,000,000	5,149,486
Main Street Natural Gas, Inc. GA	5.00%	#(a)	5/1/2055	A3	6,320,000	6,744,792
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2055	A3	19,000,000	20,215,274
Minnesota Municipal Gas Agency	5.00%		9/1/2035	Baa1	25,435,000	26,564,523
Ohio Air Quality Development Authority - Ohio Valley Electric Corp AMT	4.125%		1/1/2036	Baa3	2,750,000	2,769,091
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(a)	12/1/2037	B+	11,155,000	11,167,534
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	B+	5,640,000	5,646,374
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2030	NR	5,160,000	5,398,161
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR	1,150,000	1,210,664
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR	5,230,000	5,536,872
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2035	NR	1,500,000	1,560,531
Salt River Project Agricultural Improvement & Power District AZ	4.00%		1/1/2036	AA+	10,000,000	10,011,578

See Notes to Schedule of Investments.	191

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Southeast Energy Authority A Cooperative District AL	4.858% (SOFR * .67 + 2.42%	)#	1/1/2053	A1	$10,000,000	$10,230,317
Southeast Energy Authority A Cooperative District AL	5.00%		11/1/2035	Baa1	30,600,000	31,953,906
Southeast Energy Authority A Cooperative District AL(e)	5.00%	#(a)	1/1/2056	A1	15,000,000	15,318,716
Southeast Energy Authority A Cooperative District AL	5.25%	#(a)	11/1/2055	A1	8,000,000	8,663,241
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1	8,195,000	8,737,176
Texas Municipal Gas Acquisition & Supply Corp. IV	5.50%	#(a)	1/1/2054	A1	8,000,000	8,751,200
Texas Municipal Gas Acquisition & Supply Corp. V	5.00%		4/1/2036	A3	17,500,000	18,526,266
Texas Water Development Board - State Water Implementation Revenue Fund for Texas	4.00%		10/15/2036	AAA	3,350,000	3,380,865
Texas Water Development Board - State Water Implementation Revenue Fund for Texas	4.00%		10/15/2036	AAA	1,825,000	1,825,638
Total						471,153,123
Total Municipal Bonds (cost $3,071,210,900)						3,094,651,304

WARRANTS 0.12%

Construction & Engineering 0.12%
BL Train Holdings West LLC* (cost $0)	11.50%		12/1/2035	NR	222,272	555,680
Desertxpress Enterprises LLC* (cost $0)	1.00%		4/30/2036	NR	1,302,126	3,255,315
Total						3,810,995
Total Long-Term Investments (cost $3,076,296,248)						3,103,626,957

192	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.18%

Variable Rate Demand Notes 1.18%

Corporate-Backed 0.18%
Maryland Industrial Development Financing Authority - Occidental Petroleum Corp	4.630%	7/1/2026	3/1/2030	Baa3	$5,645,000	$5,645,000

General Obligation 0.57%
City of New York NY GO	3.050%	7/1/2026	10/1/2046	AA	18,025,000	18,025,000

Pollution Control 0.43%
Port of Port Arthur Navigation District - Motiva Enterprises LLC TX	3.000%	7/1/2026	4/1/2040	BBB+	1,500,000	1,500,000
Port of Port Arthur Navigation District - Motiva Enterprises LLC TX	3.000%	7/1/2026	4/1/2040	BBB+	1,100,000	1,100,000
Port of Port Arthur Navigation District - Motiva Enterprises LLC TX	3.050%	7/1/2026	4/1/2040	BBB+	10,900,000	10,900,000
Total						13,500,000
Total Variable Rate Demand Notes (cost $37,170,000)						37,170,000
Total Short-Term Investments (cost $37,170,000)						37,170,000
Total Investments in Securities 99.89% (cost $3,113,466,248)						3,140,796,957
Other Assets and Liabilities – Net 0.11%						3,385,536
Net Assets 100.00%						$3,144,182,493

AG	AG Insured by Assured Guaranty, Inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by Financial Guaranty Insurance Company.
FHLMC	Insured by Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by Department of Housing and Urban Development.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NATL	Insured by National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by Securities Industry and Financial Markets Association.

See Notes to Schedule of Investments.	193

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2026

SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2026, the total value of Rule 144A securities was $880,353,100, which represents 28.00% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2026.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted.
(d)	Securities purchased on a when-issued basis.
(e)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

Futures Contracts at June 30, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2026	294	Short	$(32,440,683)	$(33,369,000)	$(928,317)
U.S. Treasury Note	September 2026	645	Short	(70,313,119)	(70,879,453)	(566,334)
Total Unrealized Depreciation on Futures Contracts						$(1,494,651)

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$5,164,658	$–	$5,164,658
Municipal Bonds(3)	–	3,094,651,304	–	3,094,651,304
Warrants	–	3,810,995	–	3,810,995
Short-Term Investments
Variable Rate Demand Notes	–	37,170,000	–	37,170,000
Total	$–	$3,140,796,957	$–	$3,140,796,957
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(1,494,651)	–	–	(1,494,651)
Total	$(1,494,651)	$–	$–	$(1,494,651)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

194	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 102.22%

MUNICIPAL BONDS 102.18%

Corporate-Backed 1.67%
California Infrastructure & Economic Development Bank - DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR	$2,705,000	$1,771,775
California Infrastructure & Economic Development Bank - Los Angeles County Museum of Natural History Foundation(b)	5.50%		7/1/2056	A3	4,000,000	4,400,868
California Municipal Finance Authority - Clay Lacy Santa Ana LLC AMT†	6.00%		1/1/2055	NR	615,000	651,372
California Pollution Control Financing Authority - Poseidon Resources Channelside LP AMT†	5.00%		11/21/2045	Baa2	4,410,000	4,419,909
California Pollution Control Financing Authority - Waste Management Inc AMT	4.30%		7/1/2040	A-	1,065,000	1,066,220
Total						12,310,144

Education 12.45%
Brentwood Union School District CA GO	5.25%		8/1/2052	Aa3	2,125,000	2,256,756
California Educational Facilities Authority - Art Center College of Design	4.00%		12/1/2037	Baa2	1,150,000	1,136,077
California Educational Facilities Authority - Art Center College of Design	5.00%		12/1/2044	Baa2	2,040,000	2,060,892
California Educational Facilities Authority - Chapman University	5.00%		4/1/2044	A2	1,000,000	1,105,730
California Educational Facilities Authority - Chapman University	5.00%		4/1/2045	A2	1,050,000	1,150,145
California Educational Facilities Authority - Loma Linda University	5.00%		4/1/2047	A	2,000,000	2,002,308
California Educational Facilities Authority - University of Southern California	5.00%		10/1/2055	AA	5,000,000	5,322,180

See Notes to Schedule of Investments.	195

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
California Educational Facilities Authority - University of the Pacific	5.00%	11/1/2053	A2	$2,900,000	$3,026,369
California Educational Facilities Authority - University of the Pacific	5.00%	11/1/2055	A2	3,750,000	3,939,029
California Educational Facilities Authority - Western University of Health Sciences	5.00%	6/1/2036	A3	1,000,000	1,149,128
California Educational Facilities Authority - Western University of Health Sciences	5.00%	6/1/2037	A3	1,000,000	1,153,241
California Enterprise Development Authority - Campbell Hall Episcopal	5.00%	8/1/2040	A	3,455,000	3,886,899
California Enterprise Development Authority - Milken Community School	5.00%	7/1/2033	BBB+	1,000,000	1,115,364
California Health Facilities Financing Authority - Art Center College of Design	5.00%	12/1/2048	Baa2	1,000,000	1,001,813
California Infrastructure & Economic Development Bank(c)	5.25%	5/15/2059	AA	4,000,000	4,264,705
California Infrastructure & Economic Development Bank - Equitable School Revolving Fund LLC Obligated Group	5.00%	11/1/2049	A+	2,750,000	2,848,307
California Infrastructure & Economic Development Bank - Equitable School Revolving Fund LLC Obligated Group	5.00%	11/1/2054	A+	1,500,000	1,536,731
California Infrastructure & Economic Development Bank - Equitable School Revolving Fund LLC Obligated Group	5.00%	11/1/2059	A+	1,520,000	1,551,579
California Municipal Finance Authority - Biola University Inc	5.00%	10/1/2032	Baa2	400,000	407,542
California Municipal Finance Authority - Biola University Inc	5.00%	10/1/2039	Baa2	1,025,000	1,037,148
California Municipal Finance Authority - California Baptist University†	5.375%	11/1/2045	NR	775,000	801,311

196	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
California Municipal Finance Authority - Samuel Merritt University	5.25%	6/1/2053	A3	$4,000,000	$4,172,246
California Municipal Finance Authority - SDORI Charter School Properties LLC†	5.625%	3/1/2045	B+	500,000	466,573
California Municipal Finance Authority - University of the Pacific	3.00%	11/1/2048	A2	3,885,000	2,901,307
California Municipal Finance Authority - University of the Pacific	4.00%	11/1/2042	NR	10,000	10,764
California Municipal Finance Authority - Westside Neighborhood School†	5.90%	6/15/2044	BB	1,815,000	1,946,414
California School Finance Authority - Green Dot Public Schools Obligated Group†	5.00%	8/1/2045	BBB-	620,000	620,001
California School Finance Authority - Kipp SoCal Public Schools Obligated†	5.00%	7/1/2045	BBB	2,190,000	2,190,382
California School Finance Authority - Kipp SoCal Public Schools Obligated†	5.00%	7/1/2047	BBB	4,415,000	4,419,630
California State University	3.00%	11/1/2051	Aa2	3,000,000	2,303,228
California State University	5.25%	11/1/2050	Aa2	4,000,000	4,391,774
California State University	5.50%	11/1/2055	Aa2	5,000,000	5,510,729
Montebello Unified School District CA GO (AG)	5.50%	8/1/2047	AA	2,000,000	2,145,499
Rincon Valley Union School District CA GO	5.00%	8/1/2054	AA-	2,875,000	3,038,963
Santa Clarita Community College District CA GO	5.25%	8/1/2045	AA	1,500,000	1,637,144
University of California	5.00%	11/15/2037	AA	2,770,000	3,209,264
University of California	5.00%	11/15/2042	AA	3,450,000	3,907,981
University of California	5.00%	11/15/2045	AA	1,815,000	2,017,409
University of California	5.00%	5/15/2053	AA	2,500,000	2,667,751
University of California	5.25%	5/15/2055	AA	1,500,000	1,626,788
Total					91,937,101

See Notes to Schedule of Investments.	197

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation 16.81%
Cabrillo Unified School District CA GO	5.00%		8/1/2053	Aa3	$2,000,000	$2,142,262
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	1,925,000	2,014,980
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	7,795,000	8,257,854
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	4,905,000	5,126,203
California State Public Works Board - State of California Department of General Services	4.00%		5/1/2046	Aa3	1,950,000	1,925,925
Center Joint Unified School District CA GO (BAM)	5.00%		8/1/2055	AA	2,500,000	2,641,014
Cerritos Community College District CA GO	5.00%		8/1/2056	Aa1	2,000,000	2,138,005
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	2,120,000	1,944,681
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	165,067	180,220
Dublin Unified School District CA GO	3.00%		8/1/2041	AA-	2,425,000	2,171,567
El Rancho Unified School District CA GO (BAM)	5.75%		8/1/2048	AA	1,425,000	1,593,159
Fullerton Joint Union High School District CA GO	5.50%		8/1/2047	AA	3,715,000	4,232,693
Irvine Unified School District CA GO	2.25%		9/1/2049	Aa1	3,000,000	2,013,199
Las Virgenes Unified School District CA GO	5.25%		8/1/2051	AA	3,000,000	3,252,009
Long Beach Unified School District CA GO	5.00%		8/1/2046	Aa2	5,560,000	6,153,099
Los Altos Elementary School District CA GO	5.00%		8/1/2044	AAA	2,160,000	2,403,054
Los Angeles Unified School District CA GO	5.25%		7/1/2049	Aa2	1,625,000	1,777,459
Mt San Antonio Community College District CA GO	5.25%		8/1/2055	Aa1	1,500,000	1,629,305
Newport Mesa Unified School District CA GO	Zero Coupon		8/1/2041	Aaa	1,325,000	719,988
Newport Mesa Unified School District CA GO	Zero Coupon		8/1/2045	Aaa	1,000,000	433,250

198	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
North Orange County Community College District CA GO	2.75%	8/1/2036	AA+	$2,000,000	$1,852,005
Novato Unified School District CA GO	3.00%	8/1/2044	Aa1	4,765,000	4,078,452
Pacifica School District CA GO	5.00%	8/1/2056	Aa3	3,600,000	3,814,906
Pajaro Valley Health Care District CA GO	5.00%	9/1/2046	Ba2	2,750,000	2,749,411
Pajaro Valley Health Care District CA GO	5.00%	9/1/2054	Ba2	2,205,000	2,149,114
Peralta Community College District CA GO	5.00%	8/1/2054	AA-	1,750,000	1,850,505
Pomona Unified School District CA GO	5.00%	8/1/2050	Aa3	1,100,000	1,175,105
Redlands Unified School District CA GO	5.00%	7/1/2054	Aa2	2,500,000	2,632,730
San Benito High School District CA GO	Zero Coupon	8/1/2042	Aa3	1,795,000	919,969
San Benito High School District CA GO	Zero Coupon	8/1/2043	Aa3	2,600,000	1,273,883
San Diego Community College District CA GO	5.00%	8/1/2055	AAA	5,000,000	5,360,550
San Francisco Bay Area Rapid Transit District Sales Tax Revenue CA	3.00%	7/1/2044	AA+	2,500,000	2,151,168
San Joaquin Delta Community College District CA GO	5.00%	8/1/2055	Aa2	2,500,000	2,675,026
San Leandro Unified School District CA GO	5.00%	8/1/2052	AA-	2,400,000	2,557,146
Santa Barbara Community College District CA GO	6.00%	8/1/2055	AA+	3,410,000	3,910,169
Santa Monica-Malibu Unified School District CA GO	3.00%	8/1/2044	AA+	1,515,000	1,280,079
Southwestern Community College District CA GO	Zero Coupon	8/1/2041	Aa2	1,100,000	641,985
Southwestern Community College District CA GO	5.25%	8/1/2055	Aa2	2,000,000	2,161,378
State of California GO	5.00%	3/1/2044	Aa2	1,070,000	1,191,072
State of California GO	5.00%	10/1/2047	Aa2	4,365,000	4,776,563
State of California GO	5.00%	3/1/2055	Aa2	4,000,000	4,286,355
State of California GO	5.00%	10/1/2056	Aa2	5,950,000	6,413,699
State of California GO	5.25%	9/1/2053	Aa2	3,000,000	3,233,445
State of California GO	5.25%	8/1/2055	Aa2	2,500,000	2,737,342

See Notes to Schedule of Investments.	199

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Sunnyvale School District CA GO	5.00%	9/1/2056	AAA	$3,500,000	$3,750,946
Washington Township Health Care District CA GO	5.25%	8/1/2048	AA	1,625,000	1,726,365
Total					124,099,294

Health Care 13.58%
Antelope Valley Healthcare District Obligated Group CA	5.25%	3/1/2036	BBB-	1,000,000	1,000,105
California Community Choice Financing Authority - Providence St Joseph Health Obligated Group	3.00%	10/1/2041	A	5,040,000	4,391,873
California Community Choice Financing Authority - Providence St Joseph Health Obligated Group	3.00%	10/1/2047	A	3,230,000	2,472,174
California Community Choice Financing Authority - Providence St Joseph Health Obligated Group	5.00%	10/1/2044	A	2,450,000	2,451,695
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	5.00%	12/1/2035	BBB+	1,500,000	1,677,971
California Health Facilities Financing Authority - Cedars-Saini Medical Center Obligated Group	3.00%	8/15/2051	AA-	4,705,000	3,558,922
California Health Facilities Financing Authority - Children’s Hospital Los Angeles Obligated Group	5.00%	10/1/2030	A	1,470,000	1,472,234
California Health Facilities Financing Authority - Children’s Hospital of Orange County Obligated Group	2.125%	11/1/2041	AA	2,500,000	1,856,774
California Health Facilities Financing Authority - Children’s Hospital of Orange County Obligated Group	3.00%	11/1/2038	AA	3,000,000	2,789,678
California Health Facilities Financing Authority - Children’s Hospital of Orange County Obligated Group	5.00%	11/1/2054	AA	4,000,000	4,226,459
California Health Facilities Financing Authority - CommonSpirit Health Obligated Group	5.00%	12/1/2044	A-	1,485,000	1,604,154

200	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Health Facilities Financing Authority - CommonSpirit Health Obligated Group	5.00%		12/1/2054	A-		$4,405,000	$4,563,137
California Health Facilities Financing Authority - El Camino Healthcare Obligated Group	5.25%		2/1/2048	AA		3,000,000	3,271,916
California Health Facilities Financing Authority - Kaiser Foundation Hospitals	5.00%		11/1/2047	AA-		5,770,000	6,511,130
California Health Facilities Financing Authority - Providence St Joseph Health Obligated Group	5.25%	#(a)	10/1/2050	A		3,000,000	3,396,985
California Health Facilities Financing Authority - Rady Children’s Hospital Obligated Group	5.00%	#(a)	8/15/2065	AA		2,500,000	2,917,740
California Health Facilities Financing Authority - Stanford Health Care Obligated Group	5.25%		8/15/2054	Aa2		6,000,000	6,510,271
California Health Facilities Financing Authority - Sutter Health Obligated Group	5.00%		11/15/2038	A+		2,250,000	2,301,225
California Infrastructure & Economic Development Bank - Roseville Sustainable Energy Partner LLC	5.25%		7/1/2049	BBB+		2,450,000	2,543,592
California Municipal Finance Authority - Community Health Centers of The Central Coast Inc	5.75%		12/1/2055	BBB	(d)	1,000,000	1,061,669
California Municipal Finance Authority - Community Hospitals of Central California Obligated Group	5.00%		2/1/2037	BBB+		2,000,000	2,012,511
California Municipal Finance Authority - Community Hospitals of Central California Obligated Group (AG)	4.00%		2/1/2051	AA		1,000,000	915,855
California Municipal Finance Authority - Eisenhower Medical Center	5.00%		7/1/2036	Baa2		1,580,000	1,597,079
California Municipal Finance Authority - Eisenhower Medical Center	5.00%		7/1/2047	Baa2		1,000,000	1,002,015

See Notes to Schedule of Investments.	201

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Municipal Finance Authority - PRS-California Obligated Group	5.00%		4/1/2044	BBB+	(d)	$1,415,000	$1,493,792
California Public Finance Authority - Hazelden Betty Ford Foundation	5.00%		11/1/2054	Baa1		2,000,000	2,045,653
California Public Finance Authority - Kendal At Ventura†	10.00%		5/15/2028	NR		500,000	529,430
California Public Finance Authority - Marisol HB LLC Obligated Group†	5.10%	#(a)	4/1/2066	NR		1,350,000	1,364,923
California Public Finance Authority - QSH/LB LLC†	6.625%		6/1/2065	NR		1,000,000	1,070,879
California Public Finance Authority - QSH/MB LLC†	6.75%		7/1/2065	NR		990,000	1,074,237
California Statewide Communities Development Authority - John Muir Health Obligated Group	5.25%		12/1/2054	A		3,850,000	4,109,703
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.00%		12/1/2026	BB+		2,335,000	2,336,538
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.25%		12/1/2048	BB+		2,895,000	2,923,335
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group	5.50%		12/1/2054	BB+		2,325,000	2,325,881
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%		12/1/2041	BB+		2,350,000	2,351,161
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%		12/1/2034	BB+		2,150,000	2,152,029
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.50%		12/1/2058	BB+		1,090,000	1,102,871
Palomar Health Obligated Group CA	5.00%		11/1/2039	CCC+		3,885,000	3,866,459

202	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Regents of the University of California Medical Center Pooled Revenue	3.50%		5/15/2054	AA-	$4,000,000	$3,273,834
Washington Township Health Care District CA	5.75%		7/1/2053	Baa3	2,100,000	2,192,075
Total						100,319,964

Housing 7.40%
California Community Housing Agency Arbors Apartments†	5.00%		8/1/2050	NR	965,000	926,363
California Enterprise Development Authority - Provident Group- Pomona Properties LLC	5.00%		1/15/2045	Baa3	5,070,000	5,206,210
California Enterprise Development Authority - Provident Group-SDSU Properties LLC	5.00%		8/1/2040	Baa3	1,625,000	1,676,949
California Enterprise Development Authority - Provident Group-SDSU Properties LLC	5.00%		8/1/2050	Baa3	2,030,000	2,052,121
California Enterprise Development Authority - Provident Group-SDSU Properties LLC	5.00%		8/1/2055	Baa3	1,075,000	1,087,088
California Housing Finance Agency	3.25%		8/20/2036	BBB+	8,192,265	8,003,938
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	AA-	2,983,384	2,976,930
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	BBB	1,730,363	1,646,615
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	NR	1,359,903	947,523
California Municipal Finance Authority - 707 by Vintage LP (FHLMC)	4.40%		12/1/2043	Aa1	3,500,000	3,514,605
California Municipal Finance Authority - Bowles Hall Foundation	5.00%		6/1/2050	Baa3	500,000	500,018
California Municipal Finance Authority - Caritas Corp CMFA Mobile Home Park Financing 2024 Portfolio	5.00%		8/15/2049	A-	3,230,000	3,314,297
California Municipal Finance Authority - Caritas Corp CMFA Mobile Home Park Financing 2024 Portfolio	5.00%		8/15/2054	A-	3,000,000	3,055,687

See Notes to Schedule of Investments.	203

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
California Municipal Finance Authority - CHF-Davis I LLC	5.00%	5/15/2037	Baa3	$3,000,000	$3,099,317
California Municipal Finance Authority - CHF-Davis I LLC	5.00%	5/15/2048	Baa3	2,780,000	2,806,585
California Municipal Finance Authority - CHF-Davis II LLC (BAM)	3.00%	5/15/2051	AA	2,500,000	1,941,786
California Municipal Finance Authority - CHF-Riverside I LLC	5.00%	5/15/2043	Baa3	3,000,000	3,051,137
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	6.375%	6/1/2059	NR	2,000,000	1,872,592
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	6.50%	6/1/2054	NR	1,000,000	966,204
California Statewide Communities Development Authority - CHF-Irvine LLC	5.00%	5/15/2035	Baa1	3,270,000	3,273,583
CSCDA Community Improvement Authority Orange Portfolio CA†	3.00%	3/1/2057	NR	2,000,000	1,416,272
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%	6/1/2047	NR	1,500,000	1,103,635
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%	6/1/2057	NR	1,000,000	205,337
Total					54,644,792

Lease Obligations 1.53%
California State Public Works Board	5.00%	9/1/2047	Aa3	2,000,000	2,174,317
California State Public Works Board	5.00%	4/1/2050	Aa3	2,000,000	2,147,461
California State Public Works Board - State of California Department of General Services	4.00%	11/1/2046	Aa3	2,100,000	2,073,653
Los Angeles County Public Works Financing Authority - County of Los Angeles CA	5.50%	12/1/2054	AA+	2,000,000	2,224,871
San Diego Public Facilities Financing Authority - City of San Diego CA	5.25%	10/15/2055	AA-	2,500,000	2,709,406
Total					11,329,708

204	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue 2.53%
California Infrastructure & Economic Development Bank - Los Angeles County Museum of Natural History Foundation	4.00%		7/1/2050	A3	$2,625,000	$2,503,076
California School Finance Authority - Green Dot Public Schools Obligated Group†	5.00%		8/1/2038	BBB-	1,000,000	1,014,118
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	69,385	50,911
Municipal Improvement Corp. of Los Angeles(c)	5.50%		5/1/2055	A+	5,500,000	5,950,104
San Diego Unified School District(c)	5.00%		7/1/2055	Aa2	8,000,000	8,561,453
Territory of Guam	5.25%		1/1/2037	Baa3	540,000	594,969
Total						18,674,631

Pollution Control 0.22%
California Municipal Finance Authority - Republic Services Inc AMT	3.875%	#(a)	3/1/2054	A-	1,600,000	1,625,500

Power 0.94%
Southern California Public Power Authority(c)	5.25%		7/1/2053	AA-	6,500,000	6,944,060

Pre-Refunded 0.09%
M-S-R Energy Authority CA	6.50%		11/1/2039	BBB+	555,000	686,917

Special Tax 3.60%
California Statewide Communities Development Authority	5.00%		9/2/2046	BBB-	860,000	902,434
California Statewide Communities Development Authority	5.00%		9/2/2051	BBB-	2,220,000	2,287,200
California Statewide Communities Development Authority	5.00%		9/2/2054	BBB-	3,000,000	3,053,883
California Statewide Communities Development Authority	5.00%		9/2/2056	BBB-	3,180,000	3,251,406
California Statewide Communities Development Authority	5.25%		9/2/2051	BBB-	2,000,000	2,112,677
City of Fontana Community Facilities District No 109 CA	5.00%		9/1/2049	NR	1,000,000	1,023,471

See Notes to Schedule of Investments.	205

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
County of Los Angeles Community Facilities District No. CA Special Tax	5.00%	9/1/2052	NR	$1,500,000	$1,528,756
County of Orange CA Community Facilities District No 2023-1	5.50%	8/15/2053	NR	1,375,000	1,436,625
County of Orange Community Facilities District No. 2025-1 Improvement Area 1 CA	5.00%	8/15/2046	NR	1,500,000	1,568,919
Fairfield Community Facilities District - City of Fairfield Community Facilities District No 2023-1 Area No 1 CA	5.00%	9/1/2054	NR	2,000,000	2,027,794
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A+	1,325,000	1,337,078
River Islands Public Financing Authority CA Special Tax (AG)	5.25%	9/1/2052	AA	1,000,000	1,045,419
River Islands Public Financing Authority Community Facilities District 2023-1 Improvement Area 3 CA	5.00%	9/1/2055	NR	3,000,000	2,962,098
Tejon Ranch Public Facilities Finance Authority - Tejon Ranch Public Facilities Finance Authority Community Facs District No 2008-1 CA	5.00%	9/1/2054	NR	2,000,000	2,023,748
Total					26,561,508

Tax Revenue 2.75%
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AG)	5.00%	8/1/2037	AA	1,700,000	1,870,928
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2026	NR	1,925,000	1,931,688
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	1,639,000	445,539
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	503,000	503,241
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	4,283,000	4,285,051

206	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	$7,000	$6,681
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	4,869,854	4,818,706
River Islands Public Financing Authority Community Facilities District No 2023-1 Area 2 CA	5.00%	9/1/2048	NR	1,650,000	1,662,249
River Islands Public Financing Authority Community Facilities District No 2023-1 Area 2 CA	5.00%	9/1/2054	NR	1,000,000	989,288
San Diego Unified School District CA GO	3.00%	7/1/2044	Aa2	4,400,000	3,779,934
Total					20,293,305

Taxable Revenue – Water & Sewer 1.60%
California Pollution Control Financing Authority - Poseidon Resources Channelside LP AMT†	5.00%	11/21/2045	Baa2	1,100,000	1,165,867
San Francisco City & County Public Utilities Commission Wastewater Revenue CA(c)	5.00%	10/1/2054	AA	10,000,000	10,644,577
Total					11,810,444

Tobacco 2.11%
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR	8,675,000	2,312,337
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR	10,000,000	612,577
Golden State Tobacco Securitization Corp. - Golden State Tobacco Securitization Corp CA	5.00%	6/1/2051	BBB	2,765,000	2,775,017
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	15,000,000	1,554,723
Inland Empire Tobacco Securitization Corp. CA	Zero Coupon	6/1/2036	CCC	1,000,000	508,601
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC	3,000,000	196,704
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2041	NR	5,000,000	1,942,443

See Notes to Schedule of Investments.	207

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon		6/1/2056	NR		$2,250,000	$143,395
Tobacco Securitization Authority of Southern California - San Diego County Tobacco Asset Securitization Corp	5.00%		6/1/2048	BBB+		5,475,000	5,531,672
Total							15,577,469

Transportation 22.06%
Alameda Corridor Transportation Authority CA (AG)	Zero Coupon		10/1/2051	AA		1,000,000	610,128
Alameda Corridor Transportation Authority CA (AG)	Zero Coupon		10/1/2053	AA		5,000,000	1,304,979
Alameda Corridor Transportation Authority CA (AG)	5.00%		10/1/2052	AA		5,300,000	5,498,648
Alameda Corridor Transportation Authority CA (NATL)	Zero Coupon		10/1/2034	A-		1,000,000	760,446
Bay Area Toll Authority CA	4.00%		4/1/2047	AA-		4,085,000	4,027,375
Bay Area Toll Authority CA	5.00%		4/1/2044	AA		3,000,000	3,583,983
Bay Area Toll Authority CA	5.00%		4/1/2045	AA		1,200,000	1,329,415
Bay Area Toll Authority CA	5.00%	#(a)	4/1/2061	AA		2,300,000	2,603,968
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AG) AMT	5.25%		7/1/2046	AA		2,250,000	2,444,911
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AG) AMT	5.50%		7/1/2055	AA		1,800,000	1,955,294
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%		7/1/2049	A		1,365,000	1,441,559
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%		7/1/2054	A		4,350,000	4,551,876
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	4.00%		12/31/2047	BB+	(d)	4,685,000	4,315,072
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%		12/31/2034	BB+	(d)	1,700,000	1,747,679

208	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2035	BB+	(d)	$1,205,000	$1,236,903
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2043	BB+	(d)	3,565,000	3,620,117
California Municipal Finance Authority - PRG - Potrero Properties LLC	5.50%	9/1/2056	A2		5,030,000	5,513,443
City of Fresno Airport Revenue CA (BAM) AMT	5.00%	7/1/2048	AA		5,220,000	5,417,243
City of Long Beach Airport System Revenue CA (AG) AMT	5.25%	6/1/2047	AA		1,330,000	1,395,958
City of Los Angeles Department of Airports CA	5.25%	5/15/2051	Aa3		5,750,000	6,250,339
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2049	AA-		2,505,000	2,323,645
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2051	AA-		5,350,000	4,921,050
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2045	Aa3		2,000,000	2,175,061
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2048	AA-		2,000,000	2,104,902
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2036	AA		1,100,000	1,220,690
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2055	Aa3		5,250,000	5,644,943
County of Sacramento Airport System Revenue CA(b)	5.00%	7/1/2041	A		2,000,000	2,265,875
County of Sacramento Airport System Revenue CA	5.25%	7/1/2054	A+		3,500,000	3,757,019
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2033	A		1,500,000	1,221,906
Foothill-Eastern Transportation Corridor Agency CA	3.50%	1/15/2053	A		1,600,000	1,344,821
Foothill-Eastern Transportation Corridor Agency CA	3.95%	1/15/2053	A		3,010,000	2,759,392

See Notes to Schedule of Investments.	209

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Foothill-Eastern Transportation Corridor Agency CA (AG)	3.50%	1/15/2053	AA	$1,225,000	$1,046,509
Foothill-Eastern Transportation Corridor Agency CA (AG)	3.95%	1/15/2053	AA	2,730,000	2,510,652
Norman Y Mineta San Jose International Airport SJC CA (BAM) AMT	4.00%	3/1/2042	AA	6,000,000	5,907,062
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%	3/1/2031	A	1,750,000	1,897,361
Port Commission of the City & County of San Francisco CA AMT	5.00%	3/1/2030	Aa3	1,415,000	1,417,496
Riverside County Transportation Commission CA	4.00%	6/1/2047	A-	3,000,000	2,949,253
San Diego County Regional Airport Authority CA	5.25%	7/1/2055	Aa3	2,500,000	2,721,814
San Diego County Regional Airport Authority CA AMT	4.00%	7/1/2035	A1	1,500,000	1,534,783
San Diego County Regional Airport Authority CA AMT	5.25%	7/1/2045	Aa3	4,700,000	5,116,550
San Diego County Regional Airport Authority CA AMT	5.50%	7/1/2055	Aa3	6,750,000	7,269,320
San Francisco City & County Airport Commission-San Francisco International Airport CA AMT	5.00%	5/1/2048	AA-	3,570,000	3,601,629
San Francisco City & County Airport Commission-San Francisco International Airport CA AMT	5.25%	5/1/2045	AA-	2,000,000	2,190,532
San Francisco City & County Airport Comm-San Francisco International Airport CA	5.00%	5/1/2042	Aa3	3,180,000	3,558,518
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2039	Aa3	1,370,000	1,491,559
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%	5/1/2049	Aa3	3,600,000	3,798,158

210	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%		5/1/2055	AA-	$5,000,000	$5,374,739
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%		5/1/2055	AA-	5,500,000	5,912,213
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.75%		5/1/2048	Aa3	3,000,000	3,273,983
San Joaquin Hills Transportation Corridor Agency CA	4.00%		1/15/2044	A	3,932,000	3,894,750
San Joaquin Hills Transportation Corridor Agency CA	4.00%		1/15/2050	A	4,825,000	4,422,720
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2044	A-	1,425,000	1,426,018
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2049	A-	1,185,000	1,185,716
San Joaquin Hills Transportation Corridor Agency CA (NATL)	Zero Coupon		1/15/2036	Baa1	1,450,000	1,037,773
Total						162,887,748

Utilities 12.84%
California Community Choice Financing Authority	4.00%	#(a)	2/1/2052	A1	4,000,000	4,062,875
California Community Choice Financing Authority	5.00%		3/1/2036	Baa1	6,790,000	7,086,661
California Community Choice Financing Authority	5.00%	#(a)	2/1/2054	A1	2,500,000	2,653,273
California Community Choice Financing Authority	5.00%	#(a)	2/1/2055	A1	5,775,000	6,156,614
California Community Choice Financing Authority	5.00%	#(a)	2/1/2055	Aa3	3,000,000	3,187,633
California Community Choice Financing Authority	5.00%	#(a)	8/1/2055	A2	3,000,000	3,135,052
California Community Choice Financing Authority	5.00%	#(a)	3/1/2056	Aa3	4,500,000	4,824,369
California Community Choice Financing Authority	5.25%		2/1/2036	A3	5,000,000	5,479,378

See Notes to Schedule of Investments.	211

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
California Pollution Control Financing Authority - Channelside Water Resources LP†	5.00%		11/21/2045	Baa2	$4,340,000	$4,441,202
Central Valley Energy Authority CA	5.00%	#(a)	12/1/2055	Aa3	5,570,000	5,969,556
Guam Government Waterworks Authority - Guam Waterworks Authority Water And Wastewater System	5.00%		7/1/2042	A-	1,545,000	1,632,003
Guam Government Waterworks Authority - Guam Waterworks Authority Water And Wastewater System	5.50%		7/1/2043	A-	250,000	274,439
Guam Government Waterworks Authority - Guam Waterworks Authority Water And Wastewater System	5.50%		7/1/2044	A-	1,000,000	1,091,402
Indio Electric Financing Authority - Imperial Irrigation District Electric System Revenue CA	5.25%		1/1/2053	A1	3,685,000	3,900,125
Long Beach Bond Finance Authority CA	4.051% (3 mo. USD Term SOFR * .67 + 1.43%	)#	11/15/2026	A1	1,025,000	1,027,048
Los Angeles Department of Water & Power Power System Revenue CA	5.00%		7/1/2046	Aa3	1,500,000	1,606,422
Los Angeles Department of Water & Power Power System Revenue CA	5.00%		7/1/2046	Aa3	2,500,000	2,677,370
Los Angeles Department of Water & Power Power System Revenue CA	5.00%		7/1/2049	Aa3	2,500,000	2,627,274
Los Angeles Department of Water & Power System Revenue CA	5.00%		7/1/2035	Aa3	4,000,000	4,535,578
Los Angeles Department of Water & Power System Revenue CA (BAM)	5.00%		7/1/2053	AA	3,500,000	3,642,566
Los Angeles Department of Water & Power Water System Revenue CA	5.00%		7/1/2034	Aa3	1,200,000	1,352,676
Los Angeles Department of Water & Power Water System Revenue CA	5.00%		7/1/2035	Aa3	1,160,000	1,315,318
Los Angeles Department of Water & Power Water System Revenue CA	5.00%		7/1/2055	Aa3	5,000,000	5,197,200

212	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		$700,000	$681,811
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2047	NR		1,000,000	933,631
San Diego Public Facilities Financing Authority - City of San Diego Sewer Utility Revenue CA	5.00%		5/15/2056	AA		2,500,000	2,669,545
San Francisco City & County Public Utilities Commission Wastewater Revenue CA	4.00%		10/1/2042	AA		2,000,000	1,979,874
Southern California Public Power Authority	4.099% (3 mo. USD Term SOFR * .67 + 1.47%	)#	11/1/2038	A2		815,000	797,461
Southern California Public Power Authority	5.00%		11/1/2033	A2		3,625,000	3,878,034
Southern California Public Power Authority - Los Angeles Department of Water & Power	5.00%		7/1/2053	Aa3		2,000,000	2,070,650
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2032	BBB+	(d)	1,090,000	1,123,265
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2034	BBB+	(d)	600,000	617,621
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2035	BBB+	(d)	200,000	204,981
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2038	BBB+	(d)	925,000	941,877
Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment CA	5.00%		10/1/2049	A-	(d)	1,000,000	1,008,752
Total							94,783,536
Total Municipal Bonds (cost $746,444,821)							754,486,121

WARRANTS 0.04%

Construction & Engineering 0.04%
BL Train Holdings West LLC* (cost $0)	11.50%		12/1/2035	NR		22,526	56,315
Desertxpress Enterprises LLC* (cost $0)	1.00%		4/30/2036	NR		105,330	263,325
Total							319,640
Total Long-Term Investments (cost $746,444,821)							754,805,761

See Notes to Schedule of Investments.	213

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2026

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.51%

Variable Rate Demand Notes 0.32%

Transportation
Bay Area Toll Authority CA	2.500%	7/1/2026	4/1/2055	AA+	$2,400,000	$2,400,000

REPURCHASE AGREEMENTS 0.19%
Repurchase Agreement dated 6/30/2026, 3.250% due 7/1/2026 with Fixed Income Clearing Corp. collateralized by $1,409,500 of U.S. Treasury Note at 3.375% due 11/30/2027; value: $1,399,232; proceeds: $1,371,738 (cost $1,371,614)					1,371,614	1,371,614
Total Short-Term Investments (cost $3,771,614)						3,771,614
Total Investments in Securities 102.73% (cost $750,216,435)						758,577,375
Other Assets and Liabilities – Net (2.73)%						(20,142,234)
Net Assets 100.00%						$738,435,141

AG	AG Insured by Assured Guaranty, Inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by Build America Mutual.
FHLMC	Insured by Federal Home Loan Mortgage Corporation.
NATL	Insured by National Public Finance Guarantee Corporation.
NR	Not Rated.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2026, the total value of Rule 144A securities was $45,577,054, which represents 6.17% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2026.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(d)	This investment has been rated by Fitch IBCA.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

Futures Contracts at June 30, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2026	52	Short	$(5,737,808)	$(5,902,000)	$(164,192)

214	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND June 30, 2026

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$754,486,121	$–	$754,486,121
Warrants	–	319,640	–	319,640
Short-Term Investments
Variable Rate Demand Notes	–	2,400,000	–	2,400,000
Repurchase Agreements	–	1,371,614	–	1,371,614
Total	$–	$758,577,375	$–	$758,577,375
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(164,192)	–	–	(164,192)
Total	$(164,192)	$–	$–	$(164,192)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	215

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.88%

MUNICIPAL BONDS 99.88%

Corporate-Backed 1.21%
New Jersey Economic Development Authority - NYNJ Link Borrower LLC (AG) AMT	5.00%	1/1/2031	AA	$225,000	$228,495
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.00%	1/1/2028	A-	100,000	100,322
New Jersey Economic Development Authority - Port Newark Container Terminal LLC AMT	5.00%	10/1/2037	Baa2	295,000	298,890
New Jersey Economic Development Authority - United Airlines Inc	5.25%	9/15/2029	BB+	910,000	911,270
New Jersey Economic Development Authority - United Airlines Inc	5.50%	6/1/2033	BB+	650,000	651,333
Total					2,190,310

Education 16.09%
Camden County Improvement Authority - KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2047	BBB	615,000	643,488
Gloucester County Improvement Authority - Rowan University NJ	5.00%	7/1/2043	A	600,000	664,320
Gloucester County Improvement Authority - Rowan University NJ (BAM)	5.00%	7/1/2054	AA	1,000,000	1,027,485
Hudson County Improvement Authority NJ	4.00%	6/1/2049	AA	500,000	482,609
Middlesex County Improvement Authority - Rutgers The State University of New Jersey	5.00%	8/15/2053	Aa3	1,555,000	1,633,617
Middlesex County Improvement Authority NJ	4.00%	8/15/2053	AAA	1,000,000	959,921
Montclair State University, Inc. NJ	5.25%	7/1/2056	A2	1,175,000	1,243,778
Montclair State University, Inc. NJ (AG)	5.00%	7/1/2036	AA	250,000	286,265
Montclair State University, Inc. NJ (AG)	5.00%	7/1/2041	AA	200,000	223,984
Montclair State University, Inc. NJ (BAM)	5.25%	7/1/2051	AA	690,000	739,231
New Jersey Economic Development Authority - Provident Group-Montclair Properties LLC (AG)	5.00%	6/1/2042	AA	1,250,000	1,263,405

216	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New Jersey Educational Facilities Authority - Kean University (BAM)(a)	5.25%	7/1/2056	AA	$1,500,000	$1,607,911
New Jersey Educational Facilities Authority - Montclair State University Inc (AG)	5.00%	7/1/2041	AA	845,000	936,546
New Jersey Educational Facilities Authority - Montclair State University Inc (AG)	5.00%	7/1/2044	AA	500,000	545,873
New Jersey Educational Facilities Authority - New Jersey City University Inc (AG)	4.00%	7/1/2036	AA	745,000	789,268
New Jersey Educational Facilities Authority - Ramapo College of New Jersey (AG)	4.00%	7/1/2041	AA	545,000	549,361
New Jersey Educational Facilities Authority - Seton Hall University	4.00%	7/1/2046	BBB+	545,000	491,218
New Jersey Educational Facilities Authority - Seton Hall University	5.00%	7/1/2034	BBB+	335,000	335,259
New Jersey Educational Facilities Authority - Seton Hall University (AG)	3.25%	7/1/2049	AA	490,000	408,607
New Jersey Educational Facilities Authority - State of New Jersey	5.00%	9/1/2036	A1	1,145,000	1,266,834
New Jersey Educational Facilities Authority - State of New Jersey	5.25%	9/1/2053	A1	750,000	789,014
New Jersey Educational Facilities Authority - Stevens Institute of Technology International Inc	3.00%	7/1/2050	BBB+	1,350,000	999,258
New Jersey Educational Facilities Authority - Stevens Institute of Technology International Inc	4.00%	7/1/2050	BBB+	200,000	178,854
New Jersey Educational Facilities Authority - Stevens Institute of Technology International Inc	5.00%	7/1/2030	BBB+	530,000	540,647
New Jersey Educational Facilities Authority - Stevens Institute of Technology International Inc	5.00%	7/1/2047	BBB+	1,850,000	1,858,924
New Jersey Educational Facilities Authority - Stockton University - Stockton University	5.00%	7/1/2041	A3	800,000	800,320

See Notes to Schedule of Investments.	217

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New Jersey Educational Facilities Authority - Trustees of Princeton University	5.00%		3/1/2038	AAA	$355,000	$403,059
New Jersey Educational Facilities Authority - Trustees of Princeton University	5.00%	#(b)	7/1/2064	AAA	1,000,000	1,150,032
New Jersey Educational Facilities Authority - Trustees of Princeton University	5.25%		3/1/2054	AAA	3,635,000	3,922,899
New Jersey Educational Facilities Authority - William Paterson University of New Jersey (AG)	3.00%		7/1/2039	AA	300,000	265,100
New Jersey Educational Facilities Authority - William Paterson University of New Jersey (AG)	3.00%		7/1/2040	AA	250,000	218,405
New Jersey Higher Education Student Assistance Authority AMT	2.50%		12/1/2040	AA	605,000	569,439
New Jersey Higher Education Student Assistance Authority AMT	3.25%		12/1/2039	Aa1	110,000	109,469
New Jersey Institute of Technology (BAM)	5.00%		7/1/2037	AA	500,000	575,677
New Jersey Institute of Technology (BAM)	5.25%		7/1/2055	AA	500,000	540,447
Total						29,020,524

Financial Services 0.11%
New Jersey Higher Education Student Assistance Authority AMT	5.00%		12/1/2028	Aaa	200,000	207,281

General Obligation 8.84%
City of Atlantic City NJ GO (BAM), (ST AID WITHHLDG)	5.00%		3/1/2042	AA	750,000	755,042
City of Jersey City NJ GO	4.00%		10/1/2037	A2	1,045,000	1,068,804
City of Newark Mass Transit Access Tax Revenue NJ (AG)	5.375%		11/15/2052	AA	1,670,000	1,790,933
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	52,676	38,653
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2043	NR	156,961	113,012
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	40,933	41,492
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	36,793	37,145
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	31,578	31,711
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	22,527	22,952

218	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Commonwealth of Puerto Rico GO	5.625%	7/1/2029	NR	$44,442	$47,055
Commonwealth of Puerto Rico GO	5.75%	7/1/2031	NR	43,166	47,129
County of Hudson NJ GO	2.00%	11/15/2035	AA	1,000,000	835,886
County of Ocean NJ GO	4.00%	11/1/2044	Aaa	1,000,000	1,007,551
Middlesex County Improvement Authority NJ	5.00%	9/15/2056	AAA	2,000,000	2,149,639
New Jersey Economic Development Authority - New Jersey Transit Corp	5.25%	11/1/2047	A1	860,000	914,383
New Jersey Health Care Facilities Financing Authority - State of New Jersey	5.00%	10/1/2037	A1	1,000,000	1,027,823
New Jersey Infrastructure Bank	5.00%	9/1/2052	AAA	500,000	524,278
New Jersey Transportation Trust Fund Authority - State of New Jersey	4.25%	6/15/2044	A1	500,000	502,777
Plainfield Board of Education NJ GO (AG)	4.00%	10/15/2043	AA	480,000	484,211
Rutherford Board of Education NJ GO	2.50%	12/15/2034	AA-	1,000,000	896,996
State of New Jersey GO	2.50%	6/1/2038	Aa3	1,900,000	1,613,576
Union County Improvement Authority NJ	4.125%	4/15/2054	Aaa	250,000	239,756
Union County Utilities Authority - Covanta Union LLC NJ AMT	4.75%	12/1/2031	AA+	920,000	920,260
Washington Township Board of Education/Gloucester County NJ GO	4.00%	8/1/2043	AA-	820,000	833,463
Total					15,944,527

Health Care 9.75%
New Jersey Economic Development Authority - Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	220,000	220,072
New Jersey Health Care Facilities Financing Authority - AtlantiCare Health System Obligated Group	2.375%	7/1/2046	AA-	695,000	476,716
New Jersey Health Care Facilities Financing Authority - Inspira Health Obligated Group	4.125%	7/1/2054	A2	1,665,000	1,601,711
New Jersey Health Care Facilities Financing Authority - Inspira Health Obligated Group	5.00%	7/1/2042	A2	715,000	723,797
New Jersey Health Care Facilities Financing Authority - Inspira Health Obligated Group	5.25%	7/1/2054	A2	1,720,000	1,824,673

See Notes to Schedule of Investments.	219

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	3.00%	7/1/2051	AA-	$1,345,000	$1,009,011
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	4.00%	7/1/2051	AA-	1,500,000	1,435,682
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.25%	7/1/2054	AA-	1,500,000	1,604,881
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.50%	7/1/2040	AA-	1,000,000	1,178,277
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.50%	7/1/2043	AA-	670,000	778,256
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2048	BBB-	1,345,000	1,213,747
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2027	BBB-	100,000	100,102
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2035	BBB-	1,000,000	1,000,940
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2041	BBB-	3,135,000	3,136,742
New Jersey Health Care Facilities Financing Authority - University Hospital (AG)	5.00%	7/1/2046	AA	1,275,000	1,277,085
Total					17,581,692

Housing 0.44%
New Jersey Economic Development Authority - Provident Group-Rowan Properties LLC	5.00%	1/1/2048	Ba3	250,000	249,991
New Jersey Housing & Mortgage Finance Agency (HUD)	3.15%	5/1/2053	AA-	100,000	76,634
Passaic County Improvement Authority NJ	4.00%	11/1/2051	Aa1	475,000	467,539
Total					794,164

220	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations 6.54%
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.375%	1/1/2043	A-	$1,710,000	$1,712,123
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	A-	210,000	210,193
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%	6/15/2035	A1	1,100,000	1,155,197
New Jersey Economic Development Authority - State of New Jersey	5.00%	6/15/2042	A1	900,000	918,405
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%	6/15/2047	A1	540,000	548,036
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%	6/15/2048	A1	500,000	512,020
New Jersey Economic Development Authority - State of New Jersey Motor Vehicle Surcharge Revenue	4.00%	7/1/2034	Baa2	500,000	501,187
New Jersey Educational Facilities Authority - State of New Jersey	5.00%	9/1/2036	A1	545,000	546,425
New Jersey Educational Facilities Authority - State of New Jersey	5.50%	9/1/2033	A1	435,000	436,651
New Jersey Health Care Facilities Financing Authority - State of New Jersey	5.00%	10/1/2038	A1	520,000	533,750
New Jersey Transportation Trust Fund Authority - State of New Jersey	Zero Coupon	12/15/2031	A1	1,980,000	1,665,096
New Jersey Transportation Trust Fund Authority - State of New Jersey	Zero Coupon	12/15/2038	A1	1,120,000	695,790
New Jersey Transportation Trust Fund Authority - State of New Jersey	4.25%	12/15/2038	A1	470,000	472,784
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	12/15/2039	A1	1,000,000	1,047,984
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2046	A1	800,000	845,247
Total					11,800,888

Other Revenue 1.78%
Casino Reinvestment Development Authority, Inc. NJ (AG)	4.00%	11/1/2044	AA	1,250,000	1,242,063

See Notes to Schedule of Investments.	221

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Casino Reinvestment Development Authority, Inc. NJ (AG)	5.00%	11/1/2041	AA	$285,000	$309,969
Casino Reinvestment Development Authority, Inc. NJ (AG)	5.00%	11/1/2044	AA	200,000	213,764
New Jersey Economic Development Authority - Bancroft Neurohealth Obligated Group	5.00%	6/1/2041	NR	415,000	415,046
Passaic County Improvement Authority - 200 Hospital Plaza Corp. NJ	5.00%	5/1/2042	AA	750,000	759,109
Territory of Guam	5.00%	1/1/2036	Baa3	250,000	272,681
Total					3,212,632

Special Tax 0.33%
New Jersey Economic Development Authority - NJ Metromall Urban Renewal Inc	6.50%	4/1/2028	Baa2	260,329	266,887
New Jersey Infrastructure Bank	2.00%	9/1/2046	AAA	520,000	333,111
Total					599,998

Tax Revenue 3.78%
Casino Reinvestment Development Authority, Inc. NJ (AG)	5.00%	11/1/2035	AA	325,000	365,385
New Jersey Infrastructure Bank	5.00%	9/1/2049	AAA	800,000	855,946
New Jersey Transportation Trust Fund Authority - State of New Jersey	3.00%	6/15/2050	A1	550,000	417,047
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	235,000	201,190
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	699,000	555,845
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	2,675,000	727,161
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	596,000	596,286
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	527,000	527,252
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	18,000	17,180
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	19,000	19,067

222	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	$380,000	$381,269
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	1,779,000	1,760,315
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%		7/1/2058	NR	149,000	146,106
Territory of Guam	4.00%		1/1/2042	Baa3	250,000	244,422
Total						6,814,471

Taxable Revenue - Water & Sewer 0.63%
Jersey City Municipal Utilities Authority Sewer Fund NJ (AG)	5.25%		10/15/2054	AA	500,000	535,500
New Jersey Economic Development Authority - New Jersey-American Water Co Inc AMT	3.75%	#(b)	11/1/2034	A+	600,000	606,308
Total						1,141,808

Tobacco 2.38%
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2046	BBB+	1,000,000	998,706
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2046	BB+	2,320,000	2,289,295
Tobacco Settlement Financing Corp. NJ	5.25%		6/1/2046	BBB+	1,000,000	1,003,565
Total						4,291,566

Transportation 42.01%
Delaware River & Bay Authority	4.00%		1/1/2044	A+	515,000	511,430
Delaware River & Bay Authority	5.00%		1/1/2049	A+	1,250,000	1,313,020
Delaware River Joint Toll Bridge Commission PA	3.00%		7/1/2049	A+	1,025,000	793,388
Delaware River Joint Toll Bridge Commission PA(a)	5.25%		7/1/2051	A+	150,000	163,379
New Jersey Economic Development Authority - DRP Urban Renewal 4 LLC AMT†	6.375%		1/1/2035	NR	500,000	531,187
New Jersey Economic Development Authority - New Jersey Transit Corp	4.00%		11/1/2044	A1	275,000	270,054
New Jersey Economic Development Authority - NYNJ Link Borrower LLC (AG) AMT	5.125%		1/1/2039	AA	925,000	938,951
New Jersey Economic Development Authority - Port Newark Container Terminal LLC AMT	5.00%		10/1/2047	Baa2	1,590,000	1,595,216

See Notes to Schedule of Investments.	223

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority(c)	5.00%	6/15/2055	A	$2,500,000	$2,588,555
New Jersey Transportation Trust Fund Authority - State of New Jersey	3.00%	6/15/2050	A1	750,000	568,701
New Jersey Transportation Trust Fund Authority - State of New Jersey	4.00%	6/15/2042	A1	435,000	429,192
New Jersey Transportation Trust Fund Authority - State of New Jersey	4.00%	6/15/2050	A1	1,080,000	1,014,802
New Jersey Transportation Trust Fund Authority - State of New Jersey	4.125%	6/15/2050	A1	1,100,000	1,052,237
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2035	A1	465,000	530,325
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2037	A1	1,000,000	1,124,612
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2042	A1	2,000,000	2,203,320
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2044	A1	750,000	810,218
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2050	A1	1,500,000	1,567,500
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2055	A1	1,700,000	1,760,455
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2046	A1	385,000	411,013
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2050	A1	3,185,000	3,378,158
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2050	A1	3,005,000	3,192,264
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2055	A1	3,905,000	4,128,093
New Jersey Turnpike Authority	4.00%	1/1/2043	AA-	610,000	613,072
New Jersey Turnpike Authority	4.00%	1/1/2048	AA-	1,000,000	981,648
New Jersey Turnpike Authority	5.00%	1/1/2035	AA-	660,000	759,290
New Jersey Turnpike Authority	5.00%	1/1/2036	AA-	1,050,000	1,206,613
New Jersey Turnpike Authority	5.00%	1/1/2042	AA-	270,000	293,572
New Jersey Turnpike Authority	5.00%	1/1/2044	AA-	835,000	912,916
New Jersey Turnpike Authority	5.00%	1/1/2045	AA-	1,750,000	1,897,751
New Jersey Turnpike Authority	5.00%	1/1/2046	AA-	1,250,000	1,332,112
New Jersey Turnpike Authority	5.25%	1/1/2050	AA-	2,850,000	3,090,920

224	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New Jersey Turnpike Authority	5.25%	1/1/2052	AA-	$2,110,000	$2,243,585
New Jersey Turnpike Authority	5.25%	1/1/2054	AA-	2,800,000	2,990,135
New Jersey Turnpike Authority	5.25%	1/1/2055	AA-	660,000	712,661
Port Authority of New York & New Jersey	5.00%	12/1/2035	AA-	500,000	571,006
Port Authority of New York & New Jersey	5.00%	1/15/2038	AA-	500,000	573,092
Port Authority of New York & New Jersey	5.00%	7/15/2045	AA-	500,000	545,933
Port Authority of New York & New Jersey	5.00%	8/15/2046	AA-	750,000	821,863
Port Authority of New York & New Jersey	5.00%	8/15/2048	AA-	500,000	538,856
Port Authority of New York & New Jersey	5.00%	7/15/2053	AA-	360,000	377,601
Port Authority of New York & New Jersey	5.00%	7/15/2053	AA-	500,000	524,446
Port Authority of New York & New Jersey	5.25%	10/15/2051	AA-	750,000	814,757
Port Authority of New York & New Jersey	5.25%	8/1/2052	AA-	1,330,000	1,402,924
Port Authority of New York & New Jersey	5.25%	8/15/2056	AA-	2,500,000	2,706,946
Port Authority of New York & New Jersey AMT	4.00%	7/15/2041	AA-	1,000,000	976,586
Port Authority of New York & New Jersey AMT	5.00%	9/1/2032	AA-	555,000	613,549
Port Authority of New York & New Jersey AMT	5.00%	9/1/2034	AA-	605,000	678,617
Port Authority of New York & New Jersey AMT	5.00%	9/15/2034	AA-	415,000	426,314
Port Authority of New York & New Jersey AMT	5.00%	10/15/2035	AA-	1,500,000	1,691,529
Port Authority of New York & New Jersey AMT	5.00%	7/15/2036	AA-	635,000	698,899
Port Authority of New York & New Jersey AMT	5.00%	9/1/2036	AA-	750,000	784,249
Port Authority of New York & New Jersey AMT	5.00%	9/1/2036	AA-	970,000	1,079,571
Port Authority of New York & New Jersey AMT	5.00%	8/1/2037	AA-	825,000	887,609
Port Authority of New York & New Jersey AMT	5.00%	11/15/2041	AA-	600,000	603,040
Port Authority of New York & New Jersey AMT	5.00%	12/1/2044	AA-	500,000	530,486
South Jersey Port Corp. - South Jersey Port Corp NJ AMT	5.00%	1/1/2035	A2	860,000	876,877

See Notes to Schedule of Investments.	225

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
South Jersey Port Corp. - South Jersey Port Corp NJ AMT	5.00%		1/1/2036	A2	$1,010,000	$1,028,544
South Jersey Port Corp. NJ AMT	5.00%		1/1/2048	A2	1,955,000	1,961,506
South Jersey Transportation Authority NJ	4.625%		11/1/2047	A-	450,000	452,431
South Jersey Transportation Authority NJ	5.25%		11/1/2052	A-	1,765,000	1,842,091
South Jersey Transportation Authority NJ (BAM)	4.00%		11/1/2050	AA	1,080,000	1,024,858
South Jersey Transportation Authority NJ (BAM)	5.00%		11/1/2039	AA	100,000	111,192
South Jersey Transportation Authority NJ (BAM)	5.00%		11/1/2041	AA	750,000	792,858
South Jersey Transportation Authority NJ (BAM)	5.00%		11/1/2045	AA	500,000	520,537
South Jersey Transportation Authority NJ (BAM)	5.25%		11/1/2052	AA	1,350,000	1,415,037
Total						75,784,149

Utilities 5.99%
Guam Government Waterworks Authority - Guam Waterworks Authority Water And Wastewater System	5.50%		7/1/2043	A-	995,000	1,092,268
Jersey City Municipal Utilities Authority NJ (BAM)	5.00%		10/15/2056	AA	1,000,000	1,062,355
Jersey City Municipal Utilities Authority Sewer Fund NJ (BAM)	5.75%		10/15/2055	AA	1,600,000	1,782,095
New Jersey Economic Development Authority - Middlesex Water Co AMT	4.00%		8/1/2059	A+	500,000	441,257
New Jersey Economic Development Authority - New Jersey Natural Gas Co	3.50%		4/1/2042	A1	1,705,000	1,574,296
New Jersey Economic Development Authority - New Jersey Natural Gas Co AMT	3.00%		8/1/2041	A1	1,580,000	1,358,986
New Jersey Economic Development Authority - New Jersey-American Water Co Inc AMT	2.20%	#(b)	10/1/2039	A+	500,000	476,661
New Jersey Economic Development Authority - UMM Energy Partners LLC AMT	4.75%		6/15/2032	Baa2	1,000,000	1,000,389
New Jersey Infrastructure Bank	2.125%		9/1/2046	NR	10,000	9,583
New Jersey Infrastructure Bank	2.125%		9/1/2046	Aaa	440,000	289,190

226	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
New Jersey Infrastructure Bank	5.00%	9/1/2055	AAA	$175,000	$187,330
Passaic Valley Sewerage Commission NJ (AG)	3.00%	12/1/2038	AA	1,000,000	903,974
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%	7/1/2042	NR	380,000	370,126
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%	7/1/2030	NR	250,000	261,539
Total					10,810,049
Total Municipal Bonds (cost $181,187,600)					180,194,059
Total Long-Term Investments (cost $181,187,600)					180,194,059

SHORT-TERM INVESTMENTS 0.63%

Repurchase Agreements 0.63%
Repurchase Agreement dated 6/30/2026, 3.250% due 7/1/2026 with Fixed Income Clearing Corp. collateralized by $1,171,800 of U.S. Treasury Note at 3.375% due 11/30/2027; value: $1,163,262; proceeds: $1,140,407 (cost $1,140,304)				1,140,304	1,140,304
Total Short-Term Investments (cost $1,140,304)					1,140,304
Total Investments in Securities 100.51% (cost $182,327,904)					181,334,363
Other Assets and Liabilities – Net (0.51)%					(927,889)
Net Assets 100.00%					$180,406,474

AG	AG Insured by Assured Guaranty, Inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by Build America Mutual.
HUD	Insured by Department of Housing and Urban Development.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2026.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2026, the total value of Rule 144A securities was $1,162,852, which represents 0.64% of net assets.
(a)	Securities purchased on a when-issued basis.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

See Notes to Schedule of Investments.	227

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND June 30, 2026

Futures Contracts at June 30, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2026	23	Short	$(2,537,877)	$(2,610,500)	$(72,623)

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$180,194,059	$–	$180,194,059
Short-Term Investments
Repurchase Agreements	–	1,140,304	–	1,140,304
Total	$–	$181,334,363	$–	$181,334,363
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(72,623)	–	–	(72,623)
Total	$(72,623)	$–	$–	$(72,623)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

228	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.93%

MUNICIPAL BONDS 100.93%

Corporate-Backed 9.95%
Brooklyn Arena Local Development Corp. - Brooklyn Events Center LLC NY	Zero Coupon		7/15/2047	Ba1		$250,000	$90,759
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		220,000	220,323
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AG)	3.00%		1/1/2046	AA		5,065,000	4,124,667
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		5/1/2050	AAA		1,535,000	1,609,096
New York Liberty Development Corp.	2.10%		11/15/2032	A+		2,790,000	2,482,415
New York Liberty Development Corp.	2.875%		11/15/2046	A+		7,355,000	5,687,460
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR		9,950,000	9,959,874
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR		750,000	750,752
New York Liberty Development Corp. - 3 World Trade Center LLC†	7.25%		11/15/2044	NR		1,200,000	1,202,117
New York Liberty Development Corp. - Goldman Sachs Headquarters LLC	5.25%		10/1/2035	A2		7,215,000	8,308,269
New York Liberty Development Corp. - Goldman Sachs Headquarters LLC	5.50%		10/1/2037	A2		3,650,000	4,319,538
New York Liberty Development Corp. - One Bryant Park LLC	2.80%		9/15/2069	Baa1		4,630,000	4,383,395
New York State Energy Research & Development Authority - New York State Electric & Gas Corp	4.00%		4/1/2034	A-		2,030,000	2,105,942
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+		1,500,000	1,464,986
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	4.30%	#(a)	12/1/2044	B+		2,000,000	2,034,620
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+		1,000,000	1,055,703
New York Transportation Development Corp. - American Airlines Inc AMT	2.25%		8/1/2026	BB	(b)	55,000	54,972

See Notes to Schedule of Investments.	229

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp. - American Airlines Inc AMT	3.00%	8/1/2031	BB	(b)	$3,500,000	$3,389,251
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%	8/1/2031	B+		1,025,000	1,072,399
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%	8/1/2036	B+		1,025,000	1,070,024
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	10/1/2035	Baa2		1,000,000	1,045,680
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%	12/1/2038	Baa1		2,100,000	2,052,502
Niagara Area Development Corp. - Reworld Holding Corp NY AMT†	4.75%	11/1/2042	B-		1,750,000	1,609,609
Westchester County Local Development Corp. - Miriam Osborn Memorial Home Association Obligated Group NY	5.00%	7/1/2034	A	(b)	240,000	245,044
Total						60,339,397

Education 11.22%
Build NYC Resource Corp. - Kipp NYC Public Charter Schools NY	5.25%	7/1/2052	BBB-		1,250,000	1,272,651
Build NYC Resource Corp. - Manhattan College NY	5.00%	8/1/2033	BBB-		1,125,000	1,132,652
Build NYC Resource Corp. - New York Law School	5.00%	7/1/2041	BBB-		1,175,000	1,165,312
Build NYC Resource Corp. - Nightingale- Bamford School NY	5.00%	7/1/2040	A3		4,500,000	4,957,497
Build NYC Resource Corp. - Packer Collegiate Institute NY	5.00%	6/1/2040	A2		1,690,000	1,691,815
Clinton County Capital Resource Corp. - Clinton-Essex-Warren-Washington Board of Cooperative Educational Services NY†	5.00%	7/1/2046	A+		1,000,000	1,045,482
Dutchess County Local Development Corp. - Bard College NY	5.00%	7/1/2045	BBB+		1,000,000	1,012,121
Dutchess County Local Development Corp. - Bard College NY	5.00%	7/1/2051	BBB+		1,000,000	1,003,918
Dutchess County Local Development Corp. - Culinary Institute of America NY	4.00%	7/1/2040	Baa1		425,000	417,231

230	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Dutchess County Local Development Corp. - Culinary Institute of America NY	5.00%	7/1/2041	Baa1	$200,000	$200,090
Dutchess County Local Development Corp. - Culinary Institute of America NY	5.00%	7/1/2046	Baa1	275,000	275,053
Dutchess County Local Development Corp. - Marist College NY	5.00%	7/1/2043	A2	2,120,000	2,185,251
Dutchess County Local Development Corp. - Millbrook School NY	4.00%	9/1/2051	A	1,530,000	1,336,576
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2034	BBB	825,000	834,659
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2037	BBB	630,000	636,097
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2039	BBB	555,000	559,594
New York City Industrial Development Agency - Yankee Stadium LLC NY (AG)	3.00%	3/1/2049	AA	2,050,000	1,543,491
New York State Dormitory Authority - Cornell University	5.50%	7/1/2054	Aa1	5,625,000	6,136,911
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%	7/1/2040	BBB	2,365,000	2,367,858
New York State Dormitory Authority - Iona University (AG)	5.50%	7/1/2044	AA	785,000	873,516
New York State Dormitory Authority - Iona University (AG)	5.50%	7/1/2045	AA	870,000	959,915
New York State Dormitory Authority - New School	4.00%	7/1/2047	Baa1	1,000,000	877,854
New York State Dormitory Authority - New School	4.00%	7/1/2052	Baa1	2,580,000	2,181,068
New York State Dormitory Authority - New School	5.00%	7/1/2045	Baa1	2,000,000	2,083,160
New York State Dormitory Authority - New York Institute of Technology	5.25%	7/1/2049	BBB	2,410,000	2,489,371
New York State Dormitory Authority - New York Institute of Technology	5.25%	7/1/2054	BBB	1,485,000	1,519,909
New York State Dormitory Authority - New York University	5.25%	7/1/2051	Aa2	5,000,000	5,401,402
New York State Dormitory Authority - Pace University	5.00%	5/1/2035	BBB-	2,000,000	2,178,425

See Notes to Schedule of Investments.	231

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority - Pace University	5.50%	5/1/2049	BBB-		$3,250,000	$3,390,313
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%	2/15/2041	NR		5,000	5,143
New York State Dormitory Authority - State University of New York Dormitory Facilities Revenue	5.25%	7/1/2055	Aa3		2,710,000	2,879,035
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2037	BBB-		1,000,000	1,048,456
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2042	BBB-		1,530,000	1,571,259
New York State Dormitory Authority (AG), (ST AID WITHHLDG)	5.00%	10/1/2040	AA		1,500,000	1,660,776
Onondaga Civic Development Corp.(c)	5.50%	12/1/2056	AA-		3,500,000	3,819,683
Onondaga Civic Development Corp. - Le Moyne College NY	4.00%	7/1/2041	Baa2		415,000	390,415
Onondaga Civic Development Corp. - Le Moyne College NY	5.00%	7/1/2046	Baa2		600,000	605,513
Westchester County Local Development Corp. - Miriam Osborn Memorial Home Association Obligated Group NY	5.00%	7/1/2042	A	(b)	450,000	456,019
Westchester County Local Development Corp. - Sarah Lawrence College NY	4.00%	6/1/2030	BBB-		2,165,000	2,165,002
Westchester County Local Development Corp. - Sarah Lawrence College NY	4.00%	6/1/2033	BBB-		1,710,000	1,700,235
Total						68,030,728

General Obligation 9.83%
City of Long Beach NY GO (BAM)	5.25%	7/15/2035	AA		400,000	431,870
City of Long Beach NY GO (BAM)	5.25%	7/15/2036	AA		300,000	322,755
City of Long Beach NY GO (BAM)	5.25%	7/15/2037	AA		810,000	868,418
City of Long Beach NY GO (BAM)	5.25%	7/15/2042	AA		500,000	528,291
City of New York NY GO	4.125%	8/1/2053	AA		2,230,000	2,103,131
City of New York NY GO	5.25%	2/1/2046	AA		2,000,000	2,198,533
City of New York NY GO	5.25%	2/1/2047	AA		2,330,000	2,541,102
City of New York NY GO	5.25%	3/1/2047	AA		1,645,000	1,763,668

232	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
City of New York NY GO	5.25%		2/1/2048	AA	$1,000,000	$1,082,335
City of New York NY GO	5.25%		3/1/2049	AA	2,500,000	2,656,866
City of New York NY GO	5.25%		2/1/2050	AA	1,500,000	1,600,063
City of New York NY GO	5.25%		8/1/2050	AA	2,000,000	2,127,348
City of New York NY GO	5.25%		10/1/2051	AA	3,000,000	3,196,325
City of New York NY GO	5.25%		2/1/2053	AA	500,000	530,371
City of New York NY GO	5.25%		3/1/2053	AA	2,500,000	2,631,887
City of New York NY GO	5.25%		10/1/2055	AA	4,135,000	4,372,674
City of New York NY GO(c)	5.25%		10/1/2055	Aa2	7,000,000	7,399,594
City of New York NY GO	5.50%		5/1/2044	AA	2,085,000	2,269,228
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	256,309	188,077
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	727,957	524,129
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	189,842	192,436
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	234,642	236,885
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	146,457	147,075
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	104,480	106,449
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	206,118	218,238
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	215,202	234,958
County of Nassau NY GO	4.00%		4/1/2053	AA	2,140,000	1,999,872
Jefferson County Civic Facility Development Corp. - Samaritan Medical Center Obligated NY	5.00%		11/1/2037	BB	3,000,000	3,000,267
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		2/1/2051	AAA	3,750,000	3,489,024
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%		11/1/2040	AAA	2,000,000	2,190,167
New York State Urban Development Corp. - State of New York Sales Tax Revenue	5.00%		3/15/2044	Aa1	3,000,000	3,245,766
New York State Urban Development Corp. - State of New York Sales Tax Revenue	5.00%		3/15/2050	Aa1	5,000,000	5,207,296
Total						59,605,098

See Notes to Schedule of Investments.	233

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care 14.66%
Albany Capital Resource Corp. - Albany Medical Center Hospital Obligated Group NY	5.50%	5/1/2055	A		$3,500,000	$3,765,471
Brookhaven Local Development Corp. - Active Retirement Community Inc Obligated Group NY	4.00%	11/1/2045	BBB+	(b)	1,170,000	1,111,834
Brookhaven Local Development Corp. - Active Retirement Community Inc Obligated Group NY	4.00%	11/1/2055	BBB+	(b)	1,000,000	873,732
Brookhaven Local Development Corp. - Long Island Community Hospital at NYU Langone Health Obligated NY	3.375%	10/1/2040	A+		610,000	560,748
Broome County Local Development Corp. - United Health Services Hospitals Obligated Group NY (AG)	3.00%	4/1/2036	AA		1,030,000	962,084
Broome County Local Development Corp. - United Health Services Hospitals Obligated Group NY (AG)	3.00%	4/1/2037	AA		1,500,000	1,373,406
Buffalo & Erie County Industrial Land Development Corp. - Orchard Park CCRC Inc NY	5.00%	11/15/2037	BBB	(b)	1,000,000	1,000,904
Build NYC Resource Corp. - RiverSpring Health Senior Living Inc Obligated Group NY†	7.00%	12/15/2065	NR		4,500,000	4,581,538
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	4.00%	7/1/2044	BBB+		1,250,000	1,175,513
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	4.00%	7/1/2049	BBB+		3,620,000	3,214,539
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	5.00%	7/1/2046	BBB+		2,000,000	1,999,955
Genesee County Funding Corp. - Monroe Sustainable Energy Partners LLC NY	5.50%	12/1/2055	BBB+		1,500,000	1,574,898
Genesee County Funding Corp. - Rochester Regional Health Obligated NY	5.25%	12/1/2052	BBB+		1,000,000	1,019,150
Monroe County Industrial Development Corp. - Rochester Regional Health Obligated Group NY	4.00%	12/1/2036	BBB+		450,000	445,552

234	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Monroe County Industrial Development Corp. - Rochester Regional Health Obligated Group NY	5.00%	12/1/2034	BBB+	$250,000	$250,773
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2027	A-	625,000	628,113
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2028	A-	2,045,000	2,055,332
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2033	A-	905,000	907,458
New York City Industrial Development Agency - Yankee Stadium LLC NY	3.00%	3/1/2049	Baa1	2,160,000	1,599,955
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2045	B	2,895,000	2,396,922
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%	7/1/2032	B	500,000	499,964
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2026	Ba3	1,000,000	999,956
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	Ba3	2,900,000	2,902,697
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%	7/1/2033	BBB	4,340,000	4,348,323
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%	7/1/2034	BBB	1,750,000	1,753,262
New York State Dormitory Authority - Maimonides Medical Center (FHA)	3.00%	2/1/2050	AA+	1,000,000	748,753
New York State Dormitory Authority - Memorial Sloan-Kettering Cancer Center	5.25%	7/1/2054	AA-	1,000,000	1,076,360
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2036	BBB-	475,000	458,692
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2037	BBB-	1,850,000	1,777,847

See Notes to Schedule of Investments.	235

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2038	BBB-		$1,540,000	$1,456,044
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	9/1/2050	BBB-		5,500,000	4,683,390
New York State Dormitory Authority - Montefiore Obligated Group	5.00%	8/1/2035	BBB-		525,000	533,614
New York State Dormitory Authority - Montefiore Obligated Group	5.50%	11/1/2047	BBB-		1,000,000	1,057,305
New York State Dormitory Authority - Mount Sinai Hospital Obligated Group	5.25%	7/1/2050	BBB		2,000,000	2,031,177
New York State Dormitory Authority - Northwell Health Obligated Group	5.00%	5/1/2038	A-		1,005,000	1,088,217
New York State Dormitory Authority - Roswell Park Cancer Institute Corp Obligated Group (AG)	5.50%	7/1/2050	AA		2,100,000	2,286,013
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.25%	10/1/2049	BBB-		1,125,000	1,173,052
New York State Dormitory Authority - White Plains Hospital Obligated Group (AG)	5.50%	10/1/2054	AA		3,000,000	3,210,733
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2052	B		1,000,000	909,344
Oneida County Local Development Corp. - Mohawk Valley Health System Obligated Group NY (AG)	4.00%	12/1/2049	AA		4,645,000	4,253,874
Onondaga Civic Development Corp. - Crouse Health Hospital Inc Obligated Group NY	5.125%	8/1/2044	B	(b)	1,250,000	1,202,754
Onondaga Civic Development Corp. - Crouse Health Hospital Inc Obligated Group NY	5.375%	8/1/2054	B	(b)	500,000	485,425
Southold Local Development Corp. - Peconic Landing at Southold Inc NY	5.00%	12/1/2045	BBB	(b)	1,000,000	1,000,142
Tompkins County Development Corp. - Kendal at Ithaca Inc NY	5.00%	7/1/2044	BBB+		920,000	920,536
Westchester County Health Care Corp Obligated Group NY	6.00%	11/1/2030	BB		95,000	95,127

236	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Westchester County Health Care Corp Obligated Group NY	6.125%		11/1/2037	BB	$40,000	$40,028
Westchester County Health Care Corp Obligated Group NY (AG)	5.75%		11/1/2049	AA	4,295,000	4,651,888
Westchester County Health Care Corp Obligated Group NY (AG)	5.75%		11/1/2053	AA	1,640,000	1,761,441
Westchester County Health Care Corp Obligated Group NY (AG)	6.50%		11/1/2055	AA	3,000,000	3,376,660
Westchester County Local Development Corp. - New York Blood Center Inc	5.00%		7/1/2035	Baa1	1,510,000	1,648,513
Westchester County Local Development Corp. - New York Blood Center Inc	5.00%		7/1/2038	Baa1	950,000	1,022,108
Westchester County Local Development Corp. - QSH/Tarrytown LLC NY†	6.375%		12/1/2055	NR	1,040,000	1,089,926
Westchester County Local Development Corp. - Westchester County Health Care Corp Obligated Group NY	5.00%		11/1/2046	BB	3,030,000	2,877,293
Total						88,918,335

Housing 1.98%
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	4.375%		12/15/2031	Baa3	500,000	508,619
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	5.25%		12/15/2031	NR	2,250,000	2,319,390
New York City Housing Development Corp. NY	3.35%		11/1/2065	AA+	1,270,000	954,094
New York City Housing Development Corp. NY	4.55%		11/1/2054	AA+	1,500,000	1,501,391
New York State Dormitory Authority - State University of New York Dormitory Facilities Revenue	5.00%		7/1/2048	Aa3	1,040,000	1,088,868
New York State Housing Finance Agency	3.15%		11/1/2054	Aa2	1,000,000	753,481
New York State Housing Finance Agency - 325 Kent LLC (FNMA)	3.95%	#(a)	11/1/2050	Aa1	3,000,000	3,068,198
Westchester County Local Development Corp. - Purchase Housing Corp II NY	5.00%		6/1/2047	BBB	1,815,000	1,786,870
Total						11,980,911

See Notes to Schedule of Investments.	237

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other 0.41%
Build NYC Resource Corp. - Children’s Aid Society NY	4.00%	7/1/2049	A+	$2,775,000	$2,482,587

Other Revenue 2.28%
Battery Park City Authority NY	5.25%	11/1/2055	Aaa	2,000,000	2,164,976
Brooklyn Arena Local Development Corp. - Brooklyn Events Center LLC NY	5.00%	7/15/2042	Ba1	3,135,000	3,145,553
Build NYC Resource Corp. - Shefa School NY†	5.00%	6/15/2051	NR	1,315,000	1,180,401
Territory of Guam	5.25%	1/1/2037	Baa3	500,000	550,897
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%	11/15/2032	AA+	1,250,000	1,401,973
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%	11/15/2047	AA+	2,000,000	2,141,272
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.50%	5/15/2052	AA+	3,020,000	3,240,269
Total					13,825,341

Special Tax 3.03%
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AG)	3.00%	1/1/2040	AA	2,145,000	1,935,590
New York City Industrial Development Agency - Yankee Stadium LLC NY	4.00%	3/1/2045	Baa1	1,950,000	1,869,249
New York City Industrial Development Agency - Yankee Stadium LLC NY (AG)	Zero Coupon	3/1/2043	AA	425,000	201,939
New York City Industrial Development Agency - Yankee Stadium LLC NY (AG)	Zero Coupon	3/1/2044	AA	640,000	287,270
New York City Industrial Development Agency - Yankee Stadium LLC NY (AG)	Zero Coupon	3/1/2047	AA	385,000	142,679
New York City Transitional Finance Authority(c)	5.50%	5/1/2052	AAA	3,000,000	3,247,147
New York City Transitional Finance Authority(c)	5.50%	5/1/2053	AAA	5,000,000	5,418,968
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	11/1/2037	AAA	1,370,000	1,521,414

238	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
New York Transportation Development Corp.(c)	6.00%	6/30/2050	Baa3	$1,000,000	$1,073,423
New York Transportation Development Corp.(c)	6.00%	6/30/2055	Baa3	2,500,000	2,667,743
Total					18,365,422

Tax Revenue 16.91%
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	5/1/2053	AAA	1,215,000	1,124,485
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2037	AAA	2,000,000	2,253,532
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2043	AAA	2,000,000	2,188,053
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2050	AAA	1,190,000	1,247,457
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2051	AAA	3,000,000	3,190,810
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	2/1/2052	AAA	1,000,000	1,071,680
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2052	AAA	3,000,000	3,198,538
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2055	AAA	9,435,000	10,033,151
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	11/1/2055	AAA	2,750,000	2,931,833
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	5/1/2047	AAA	5,000,000	5,467,929
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2049	AAA	3,000,000	3,277,273

See Notes to Schedule of Investments.	239

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	2/1/2050	AAA	$3,200,000	$3,516,695
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	5/1/2050	AAA	1,500,000	1,645,250
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2051	AAA	1,000,000	1,089,404
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2054	AAA	3,250,000	3,557,820
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	4.00%	3/15/2045	Aa1	1,970,000	1,915,270
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2047	Aa1	5,500,000	5,892,171
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2048	Aa1	2,000,000	2,130,005
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2054	Aa1	3,500,000	3,661,102
New York State Dormitory Authority - State of New York Personal Income Tax Revenue(c)	5.25%	3/15/2052	Aa1	3,500,000	3,716,583
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.25%	3/15/2056	Aa1	1,000,000	1,070,167
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.50%	3/15/2053	Aa1	5,500,000	6,018,914
New York State Dormitory Authority - State of New York Sales Tax Revenue	5.00%	3/15/2049	Aa1	3,620,000	3,799,050
New York State Dormitory Authority - State of New York Sales Tax Revenue	5.00%	3/15/2054	Aa1	4,500,000	4,700,497
New York State Dormitory Authority - State of New York Sales Tax Revenue	5.25%	3/15/2050	AA+	2,000,000	2,147,381

240	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Thruway Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2049	Aa1	$2,165,000	$2,292,523
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	708,000	606,139
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	779,000	619,461
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	7,476,000	2,032,246
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	2,510,000	2,511,202
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	1,189,000	1,189,569
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	64,000	61,086
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	250,000	250,883
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	380,000	381,269
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	2,325,000	2,300,580
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	NR	180,000	176,504
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	1,922,000	1,922,183
Triborough Bridge & Tunnel Authority Real Estate Transfer Tax NY	5.00%	12/1/2050	A+	2,610,000	2,737,250
Triborough Bridge & Tunnel Authority Real Estate Transfer Tax NY	5.25%	12/1/2047	A+	4,250,000	4,590,937
Total					102,516,882

Taxable Revenue - Water & Sewer 0.70%
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.00%	6/15/2046	AA+	1,500,000	1,609,333
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%	6/15/2055	AA+	2,500,000	2,662,867
Total					4,272,200

See Notes to Schedule of Investments.	241

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco 2.08%
Erie Tobacco Asset Securitization Corp. NY	Zero Coupon	6/1/2055	NR	$8,000,000	$666,073
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	20,000,000	552,398
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	10,000,000	356,759
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	15,000,000	618,822
Nassau County Tobacco Settlement Corp. NY	5.125%	6/1/2046	CC	2,085,000	1,151,372
New York Counties Tobacco Trust IV	Zero Coupon	6/1/2060	NR	20,000,000	999,474
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR	10,575,000	813,995
Suffolk Tobacco Asset Securitization Corp. NY	Zero Coupon	6/1/2066	NR	7,700,000	670,310
TSASC, Inc. NY	5.00%	6/1/2034	BBB	1,000,000	1,013,184
TSASC, Inc. NY	5.00%	6/1/2035	BBB	300,000	303,632
TSASC, Inc. NY	5.00%	6/1/2036	BBB	100,000	101,121
TSASC, Inc. NY	5.00%	6/1/2041	BBB	545,000	548,667
TSASC, Inc. NY	5.00%	6/1/2048	NR	3,300,000	3,193,179
Westchester Tobacco Asset Securitization Corp. NY	5.125%	6/1/2051	B-	1,845,000	1,627,169
Total					12,616,155

Transportation 22.83%
Build NYC Resource Corp. - TRIPS Obligated Group NY AMT	5.50%	7/1/2050	BBB+	3,100,000	3,247,280
Metropolitan Transportation Authority NY	4.00%	11/15/2048	A	1,750,000	1,611,621
Metropolitan Transportation Authority NY	4.00%	11/15/2051	A	3,200,000	2,853,723
Metropolitan Transportation Authority NY	5.00%	11/15/2043	A	1,000,000	1,090,954
Metropolitan Transportation Authority NY	5.00%	11/15/2050	A	4,340,000	4,409,552
Metropolitan Transportation Authority NY	5.25%	11/15/2049	A	4,355,000	4,580,962
Metropolitan Transportation Authority NY	5.25%	11/15/2055	A	1,000,000	1,022,650

242	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Metropolitan Transportation Authority NY	5.25%	11/15/2055	A		$3,465,000	$3,624,006
Metropolitan Transportation Authority NY	5.50%	11/15/2047	A		3,135,000	3,392,249
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	5.375%	6/30/2060	Baa3		6,945,000	6,987,278
New York State Thruway Authority	4.00%	1/1/2044	Aa3		1,120,000	1,104,639
New York State Thruway Authority	5.00%	1/1/2051	A1		1,500,000	1,579,175
New York State Thruway Authority	5.25%	1/1/2056	A1		3,250,000	3,464,174
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa2		3,625,000	3,625,836
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa2		3,370,000	3,430,410
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa2		4,645,000	4,784,320
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa2		1,500,000	1,603,403
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa2		1,500,000	1,675,921
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%	10/31/2041	BBB-	(b)	860,000	847,432
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%	10/31/2046	BBB-	(b)	1,500,000	1,404,284
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%	4/30/2053	BBB-	(b)	5,910,000	5,341,090
New York Transportation Development Corp. - JFK International Air Terminal LLC	4.00%	12/1/2042	Baa1		1,800,000	1,760,710
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%	12/1/2039	Baa1		345,000	334,367
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%	12/1/2040	Baa1		1,450,000	1,392,228
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%	12/1/2041	Baa1		2,950,000	2,812,715

See Notes to Schedule of Investments.	243

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%		12/1/2042	Baa1	$1,055,000	$1,097,496
New York Transportation Development Corp. - JFK Millennium Partners LLC AMT	5.50%		12/31/2060	BBB-	15,000,000	15,373,248
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%		6/30/2049	Baa3	2,500,000	2,542,369
New York Transportation Development Corp. - JFK NTO LLC AMT	5.50%		6/30/2060	Baa3	5,380,000	5,494,227
New York Transportation Development Corp. - JFK NTO LLC AMT	6.00%		6/30/2054	Baa3	10,000,000	10,486,238
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%		7/1/2041	Baa1	2,550,000	2,393,645
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%		7/1/2046	Baa1	2,315,000	2,059,105
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.25%		1/1/2050	Baa1	13,805,000	13,804,278
Port Authority of New York & New Jersey	5.00%		8/15/2048	AA-	3,500,000	3,771,993
Port Authority of New York & New Jersey AMT	5.50%		8/1/2052	AA-	4,225,000	4,484,879
Triborough Bridge & Tunnel Authority NY	5.25%		11/15/2047	AA-	2,500,000	2,744,958
Triborough Bridge & Tunnel Authority NY	5.25%		11/15/2050	AA-	3,240,000	3,484,923
Triborough Bridge & Tunnel Authority NY	5.25%		11/15/2054	AA-	2,500,000	2,696,629
Total						138,414,967

Utilities 5.05%
Chautauqua County Capital Resource Corp. - NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	1,000,000	1,016,252
Guam Government Waterworks Authority - Guam Waterworks Authority Water And Wastewater System	5.50%		7/1/2043	A-	250,000	274,439
Guam Government Waterworks Authority - Guam Waterworks Authority Water And Wastewater System	5.50%		7/1/2045	A-	1,000,000	1,083,758

244	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	4.125%		6/15/2047	AA+	$2,000,000	$1,971,599
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.00%		6/15/2046	AA+	1,000,000	1,083,907
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%		6/15/2048	AA+	2,050,000	2,192,717
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%		6/15/2053	AA+	3,000,000	3,174,229
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%		6/15/2055	AA+	6,000,000	6,408,573
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.50%		6/15/2056	AA+	3,000,000	3,287,748
New York Energy Finance Development Corp.	5.00%	#(a)	7/1/2056	A1	5,000,000	5,169,570
New York Power Authority	4.00%		11/15/2050	Aa1	1,000,000	953,552
New York State Environmental Facilities Corp. - New York State Environmental Facilities Corp State Revolving Fund	5.00%		3/15/2056	AAA	2,750,000	2,920,348
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	700,000	681,811
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2030	NR	405,000	423,693
Total						30,642,196
Total Municipal Bonds (cost $620,417,758)						612,010,219
Total Long-Term Investments (cost $620,417,758)						612,010,219

See Notes to Schedule of Investments.	245

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2026

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.14%

Variable Rate Demand Notes 0.07%

General Obligation
City of New York NY GO	3.050%	7/1/2026	4/1/2042	AA	$400,000	$400,000

REPURCHASE AGREEMENTS 0.07%
Repurchase Agreement dated 6/30/2026, 3.250% due 7/1/2026 with Fixed Income Clearing Corp. collateralized by $428,500 of U.S. Treasury Note at 3.375% due 11/30/2027; value: $425,401; proceeds: $416,998 (cost $416,960)					416,960	416,960
Total Short-Term Investments (cost $816,960)						816,960
Total Investments in Securities 101.07% (cost $621,234,718)						612,827,179
Other Assets and Liabilities – Net (1.07)%						(6,468,239)
Net Assets 100.00%						$606,358,940

AG	AG Insured by Assured Guaranty, Inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by Build America Mutual.
FHA	Insured by Federal Housing Administration.
FNMA	Federal National Mortgage Association.
NR	Not Rated.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2026, the total value of Rule 144A securities was $32,926,640, which represents 5.43% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2026.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

246	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND June 30, 2026

Futures Contracts at June 30, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2026	82	Short	$(9,048,082)	$(9,307,000)	$(258,918)

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$612,010,219	$–	$612,010,219
Short-Term Investments
Variable Rate Demand Notes	–	400,000	–	400,000
Repurchase Agreements	–	416,960	–	416,960
Total	$–	$612,827,179	$–	$612,827,179
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(258,918)	–	–	(258,918)
Total	$(258,918)	$–	$–	$(258,918)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	247

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following eight funds: Lord Abbett Short Duration Tax Free Fund (“Short Duration”), Lord Abbett Intermediate Tax Free Fund (“Intermediate”), Lord Abbett National Tax-Free Income Fund (“National”), Lord Abbett High Income Municipal Bond Fund (“High Income”), Lord Abbett Short Duration High Income Municipal Bond Fund (“Short Duration High Income”), Lord Abbett California Tax-Free Income Fund (“California”), Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”), and Lord Abbett New York Tax-Free Income Fund (“New York”) (separately, a “Fund” and collectively, the “Funds”).

Short Duration, Intermediate, National, High Income, Short Duration High Income and California are diversified as defined in the Act. New Jersey and New York are non-diversified as defined in the Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Fixed Income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option-adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

248

Notes to Schedule of Investments (unaudited)(continued)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2026 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement,

249

Notes to Schedule of Investments (unaudited)(concluded)

the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2026, the Funds did not have any securities on loan.

250

QPHR-MUNI-3Q
(08/26)